As filed with the Securities and Exchange Commission onDecember 22, 1997
                           Registration Nos. 333-9745
                                  No. 811-07753

     ----------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
      ---------------------------------------------------------------------

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 o
                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 1
 x

                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940o

                                Amendment No. 2 x


                              SEPARATE ACCOUNT VA-6
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

             101 North Tryon Street, Charlotte, North Carolina 28202
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (704) 344-2700

Name and Address of Agent for Service:                        Copy to:

JAMES W. DEDERER, Esq.                               FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel   Sutherland, Asbill & Brennan, L.L.P.
         and Corporate Secretary               1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company Washington, D.C. 20004-2404
1150 South Olive Street
Los Angeles, California  90015-2211

                       Approximate date of proposed public
             offering: As soon as practicable after effectiveness of
                           the Registration Statement.

                      Title of securities being registered:
         Interests in a separate account under flexible premium deferred variable annuity contracts.

                       DECLARATION PURSUANT TO RULE 24f-2


The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

         It                is proposed that this filing will become effective:
                            x immediately  upon filing  pursuant to paragraph(b)
                           on __________ pursuant to paragraph (b) o 60 days after filing pursuant to paragraph (a)(1)
                           on _ pursuant to  paragraph  (a)(1)
                               75 days after filing pursuant to paragraph (a)(2)
                            on  _________________
                           pursuant to paragraph (a)(2) of Rule 485

                    If appropriate, check the following box:
               ____ this Post-Effective Amendment designates a new
         effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                     PART A

Item of Form N-4                                              Prospectus Caption

1.    Cover Page..............................................    Cover Page

2.    Definitions.............................................    Definitions

3.    Synopsis................................................    Summary of this Prospectus; Variable Account Fee Table

4.    Condensed Financial Information.........................    Condensed Financial Information

5.    General
      (a)  Depositor..........................................    Transamerica and the Separate Account
      (b)  Registrant.........................................    Transamerica and the Separate Account
      (c)  Portfolio Company..................................    The Funds
      (d)  Fund Prospectus....................................    The Funds
      (e)  Voting Rights......................................    Voting Rights
      (f)  Administrator.......................................   Charges under the Contracts

6.    Deductions and Expenses
      (a)  General............................................    Charges under the Contracts
      (b)  Sales Load %.......................................    Charges under the Contracts
      (c)  Special Purchase Plan..............................    Not Applicable
      (d)  Commissions........................................    Underwriter
      (e)  Fund Expenses......................................    Charges under the Contracts
      (f)  Operating Expenses.................................    Fee Table

7.    Contracts
      (a)  Persons with Rights................................    Description of the Contracts; Surrender of a Contract;
                                                                  Death Benefits; Voting Rights; Ownership
      (b)  (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Transfers
           (iii) Exchanges....................................    Federal Tax Matters
      (c)  Changes............................................    The Funds; Voting Rights

      (d)  Inquiries..........................................    Voting Rights

8.    Annuity Period..........................................    Settlement Payments

9.    Death Benefit...........................................    Death Benefits

10.   Purchase and Contract Value
      (a)  Purchases..........................................    Description of the Contracts
      (b)  Valuation..........................................    Description of the Contracts
      (c)  Daily Calculation..................................    Description of the Contracts
      (d)  Underwriter........................................    Underwriter

11.   Redemptions
      (a)  By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
      (b)  Texas ORP..........................................    Not Applicable
      (c)  Check Delay........................................    Surrender of a Contract
      (d)  Lapse..............................................    Not Applicable
      (e)  Free Look..........................................    Right to Cancel

12.   Taxes................................Federal Tax Matters

13.   Legal Proceedings.......................................    Legal Proceedings

14.   Table of Contents for the
      Statement of
      Additional Information..................................    Table of Contents of the Statement of Additional
                                                                  Information


                                     PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.   Cover Page..............................................    Cover Page

16.   Table of Contents.......................................    Table of Contents

17.   General Information
      and History.............................................    General Information and History

18.   Services
      (a)  Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Account Fee Table; (Prospectus)
                                                                  The Funds
      (b)  Management Contracts...............................    Not Applicable
      (c)  Custodian..........................................    Safekeeping of Separate Account Assets; Records and
                                                                  Reports
           Independent Auditors  .............................    Accountants
      (d)  Assets of Registrant...............................    Not Applicable
      (e)  Affiliated Person..................................    Not Applicable
      (f)  Principal Underwriter..............................    The Underwriter

19.   Purchase of Securities
      Being Offered...........................................    (Prospectus) Description of the Contracts
      Offering Sales Load.....................................    Charges under the Contracts

20.   Underwriters............................................    The Underwriter
21.   Calculation of Performance
      Data ...........Calculation of Yields and Total Returns
22.   Annuity Payments........................................    (Prospectus) Settlement Option Payments
23.   Financial Statements....................................    Financial Statements



                           PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.   Financial Statements
      and Exhibits
      (a)  Financial Statements...............................    Financial Statements
      (b)  Exhibits...........................................    Exhibits

25.   Directors and Officers of
      the Depositor...........................................    Directors and Officers of the Depositor

26.   Persons Controlled By or Under Common Control
      with the Depositor or Registrant .......................    Persons Controlled By or Under Common Control with the
                                                                  Depositor or Registrant

27.   Number of Contract Owners...............................    Number of Contract Owners

28.   Indemnification.........................................    Indemnification

29.   Principal Underwriters..................................    Principal Underwriter

30.   Location of Accounts
      and Records.............................................    Location of Accounts and Records

31.   Management Services.....................................    Management Services

32.   Undertakings............................................    Undertakings

      Signature Page..........................................    Signature Page


                                     [LOGO]


                                 PROSPECTUS FOR


                              TRANSAMERICA SERIESsm
                            -- TRANSAMERICA CLASSICsm

                                VARIABLE ANNUITY

                          A Variable Annuity Issued by
                           Transamerica Life Insurance
                               and Annuity Company

                           Including Prospectuses for


                          Janus Aspen Worldwide Growth
                     Morgan Stanley UF International Magnum
                              Dreyfus VIF Small Cap
                            OCC Accum Trust Small Cap
                             MFS VIT Emerging Growth
                           Alliance VPF Premier Growth
                        Dreyfus VUF Capital Appreciation
                                MFS VIT Research
                             Transamerica VIF Growth
                         Alger American Income & Growth
                          Alliance VPF Growth & Income
                           MFS VIT Growth with Income
                         Janus Aspen Balanced Portfolio
                        OCC Accum Trust Managed Portfolio
                          Morgan Stanley UF High Yield
                         Morgan Stanley UF Fixed Income
                          Transamerica VIF Money Market








                                December 18, 1997

                             TRANSAMERICA SERIES sm

                           -TRANSAMERICA "CLASSIC" sm

                                VARIABLE ANNUITY
                  A Flexible Premium Deferred Variable Annuity

                                    Issued by

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
             401 North Tryon Street, Charlotte, North Carolina 28202

         This prospectus describes the Proprietary Variable Annuity, a variable annuity contract ("contract") issued by Transamerica Life Insurance and Annuity Company (referred to as "Transamerica"). The contract allows you, the owner, to accumulate assets on a tax-deferred basis for retirement and other long-term financial purposes.


         You may direct your purchase payments, as well as any value accumulated under the contract, to one or more variable sub-accounts of Separate Account VA-6 or to the general account options, or to both. The money you place in each variable sub-account will be invested solely in a corresponding mutual fund investment portfolio ("portfolio"). The value of each variable sub-account will vary in accordance with the investment performance of the portfolio in which that variable sub-account invests. You bear the entire investment risk for all assets you place in the variable sub-accounts. This means that, depending on market conditions, the amount you invest in the variable sub-accounts may increase or decline. Currently you may choose among the following 17 variable sub-accounts:

                          Janus Aspen Worldwide Growth
                     Morgan Stanley UF International Magnum
                              Dreyfus VIF Small Cap
                            OCC Accum Trust Small Cap
                             MFS VIT Emerging Growth
                           Alliance VPF Premier Growth
                        Dreyfus VIF Capital Appreciation
                                MFS VIT Research
                             Transamerica VIF Growth
                         Alger American Income & Growth
                          Alliance VPF Growth & Income
                           MFS VIT Growth with Income
                              Janus Aspen Balanced
                             OCC Accum Trust Managed
                          Morgan Stanley UF High Yield
                         Morgan Stanley UF Fixed Income
                          Transamerica VIF Money Market







         You may also place your purchase payments or accumulated value in the general account options. We are currently offering two general account options. In one, the fixed account, Transamerica guarantees the return of the amount invested at a specified rate of interest for at least 12 months. Transamerica will periodically declare the rate of interest applicable to each amount allocated to the fixed account. In the second option, the guarantee period account, Transamerica guarantees the return of the amount invested at a declared rate of interest for a specified guarantee period. Currently, the guarantee periods available are three, five and seven years; there may be a reduction made to the amount of interest credited on amounts withdrawn or transferred before the end of these periods. For both general account options, 3% will be the minimum rate of interest credited.

         This prospectus contains vital information that you should know before investing. You can obtain more information about the contract by requesting a copy of the Statement of Additional Information ("SAI") dated December 18 , 1997. The SAI is available free by writing to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202 or by calling (800) 420-7749. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.


These securities have not been approved or disapproved by the
 Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

            For your own benefit and  protection,  please
               read this prospectus carefully before you
               invest.   Keep  it  on  hand  for  future
               reference.

               The date of this prospectus is December 18 , 1997.

         Under the terms of the contract, we promise to pay you a series of monthly settlement option payments. Payments may be for a fixed or a variable amount or a combination of both for the life of the annuitant or for some other period as you select prior to the annuity date.

         On or before the annuity date, you may transfer assets between and among the variable sub-accounts and the general account options. The fixed account has restrictions on certain transfers while transfers from a guarantee period account may be subject to an interest adjustment. After the annuity date, transfers are permitted among the variable sub-accounts only if you elect to receive variable settlement option payments.

         On or before the annuity date, you may elect to withdraw all or a portion of your cash surrender value in exchange for a cash payment. Withdrawals out of the guarantee period account may be subject to an interest adjustment. Withdrawals may be subject to a contingent deferred sales load, certain administrative fees, premium tax charges, federal, state or local income taxes, and/or a tax penalty.

                  This prospectus must be accompanied by current prospectuses for the portfolios.




THIS PROSPECTUS MAY NOT BE OFFERED IN ANY JURISDICTION WHERE SUCH OFFERING IS UNLAWFUL. ANY INFORMATION THAT A DEALER, SALESPERSON, OR OTHER PERSON GIVES YOU ABOUT THIS CONTRACT SHOULD BE CONTAINED IN THIS PROSPECTUS. IF YOU RECEIVE ANY INFORMATION ABOUT THE CONTRACT THAT IS NOT CONTAINED IN THIS PROSPECTUS, YOU SHOULD NOT RELY ON THAT INFORMATION.



                  Please note that your investment in the contract:
                  o         is not a bank deposit
                  o         is not federally insured
                  o         is not endorsed by any bank or government agency

Investing in the contract involves certain investment risks, including possible loss of principal.




  This prospectus generally describes only the variable account portion of the contract, except when the general account options are specifically mentioned.

TABLE OF CONTENTS

                                            Page
DEFINITIONS.............................................................
SUMMARY.....................................................................

CONDENSED FINANCIAL INFORMATION.............................................

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT....
         Transamerica Life Insurance and Annuity Company....................
         Published Ratings..................................................
         The Variable Account...............................................

THE PORTFOLIOS..............................................................

THE CONTRACT................................................................

PURCHASE PAYMENTS...........................................................
         Purchase Payments..................................................
         Allocation of Purchase Payments....................................
         Investment Option Limits...........................................

ACCOUNT VALUE...............................................................

TRANSFERS...................................................................
         Before the Annuity Date............................................
         Telephone Transfers................................................
         Possible Restrictions..............................................
         Dollar Cost Averaging..............................................
         After the Annuity Date.............................................

CASH WITHDRAWALS............................................................
         Withdrawals........................................................
         Systematic Withdrawal Option.......................................
         Automatic Payment Option (APO).....................................


DEATH BENEFIT...............................................................
         Payment of Death Benefit...........................................
         Designation of Beneficiaries.......................................
         ...................................................................
         Death of Owner Before Annuity Date.................................
         If Annuitant Dies Before Annuity Date..............................
         Death After Annuity Date...........................................
         Survival Provision.................................................


CHARGES, FEES AND DEDUCTIONS................................................
         Contingent Deferred Sales Load.....................................
         Withdrawal of Funds Without Charges................................
         Administrative Charges.............................................
         Mortality and Expense Risk Charge..................................
         Living Benefits Rider Fee..........................................
         Premium Tax Charges................................................
         Transfer Fee.......................................................
         Other Fees.........................................................
         Taxes..............................................................
         Portfolio Expenses.................................................
         Interest Adjustment................................................
SETTLEMENT OPTION PAYMENTS..................................................
         Annuity Date.......................................................
         Settlement Option Payments.........................................
         Election of Settlement Option Forms and Payment Options............
         Payment Options....................................................
         Fixed Payment Option...............................................
         Variable Payment Option............................................
         Settlement Option Forms............................................

FEDERAL TAX MATTERS.........................................................
         Introduction.......................................................
         Purchase Payments..................................................
         Taxation of Annuities..............................................
         Qualified Contracts................................................
         Taxation of Transamerica ..........................................
         Tax Status of Contract.............................................
         Possible Changes in Taxation.......................................
         Other Tax Consequences.............................................

PERFORMANCE DATA ...........................................................

DISTRIBUTION OF THE CONTRACT................................................

LEGAL PROCEEDINGS.......................................................

LEGAL MATTERS...........................................................

ACCOUNTANTS.............................................................

VOTING RIGHTS...........................................................

AVAILABLE INFORMATION...................................................


STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS.................


APPENDIX A - THE GENERAL ACCOUNT OPTIONS.....................................A-1
         Fixed Account ......................................................A-1
         Guarantee Period Account ...........................................A-2

APPENDIX B...................................................................B-1
         Example of Variable Accumulation Unit Value Calculations............B-1
         Example of Variable Annuity Unit Value Calculations.................B-1
         Example of Variable Annuity Payment Calculations....................B-1

APPENDIX C
         Disclosure Statement for Individual Retirement
         Annuities and SEP/IRA's ...........................................C-1



                  The contract is not available in all states.

DEFINITIONS

Account Value: The sum of the variable accumulated value and the general account options accumulated value.

Annuity Date:  The date on which the annuitization phase of the contract begins.

Cash  Surrender  Value:  The  amount we will pay to the  owner if the  contract is  surrendered  on or before  the
annuity  date.  The cash  surrender  value is  equal  to:  the  account  value;
  less  any  account  fee,  interest
adjustment, contingent deferred sales load, and premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

Contract Anniversary:  The anniversary of the contract effective date each year.

Contract Effective Date: The effective date of the contract as shown on the contract.

Contract Year: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

General Account Options Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to any general account options; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, or transfers out to the variable account prior to the annuity date.

General Account Options: The fixed account and the guarantee period account offered by us to which the owner may allocate purchase payments and transfers.

Guaranteed Interest Rate: The annual effective rate of interest after daily compounding credited to a guarantee period.

Guarantee Period: The number of years that a guaranteed rate of interest will be credited to a guarantee period.

Guarantee Period Account: An account which credits a guaranteed rate of interest for a specified guarantee period. There may be several guarantee periods, each with a different guaranteed rate of interest, offered under the guarantee period account.


Living Benefits Rider: Also called a "Waiver of CDSL" rider in some contracts, it provides  benefits  described on
page ___.  Not available in all states.


Portfolio: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.


Service Center: Transamerica's Annuity Service Center, at P.O. Box31848, Charlotte, North Carolina 28231-1848, telephone (800) 258-4260.


Status  (Qualified and  Non-Qualified):  The contract has a qualified  status if it is issued in connection  with a
retirement plan or program.  Otherwise, the status is non-qualified.

Valuation Day: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation  Period:  The time interval between the closing  (generally 4:00 p.m
 Eastern Time) of the New York Stock
Exchange on consecutive valuation days.

Variable Account: Separate Account VA-6, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.

Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable Accumulated Value: The total dollar value of all variable accumulation units under this contract prior to the annuity date.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

We:  The company, Transamerica.

You:  The owner.

SUMMARY

The Contract


         The Transamerica Series sm -Transamerica "Classic" sm Variable Annuity is a flexible purchase payment deferred annuity that is designed to aid your long-term financial planning and retirement needs. The contract may be used in connection with a retirement plan which qualifies as a retirement program under Sections 403(b) or 408 and 408A of the Code, with various types of qualified pension and profit sharing plans under Section 401 of the Code, or with non-qualified plans. Some qualified contracts may not be available in all states or in all situations. The contract is issued by Transamerica Life Insurance and Annuity Company ("Transamerica"), an indirect wholly-owned subsidiary of Transamerica Corporation. Its principal office is at 401 North Tryon Street, Charlotte, North Carolina 28202, telephone 704-344-2700.

         This contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used in this prospectus refers to either the individual annuity contract or to a certificate issued under a group annuity contract. The term "owner" refers to the owner(s) of the individual contract or the owner(s) of the certificate, as appropriate.


         Transamerica will establish and maintain an account for each contract. Each owner will receive either an individual annuity contract, or a certificate evidencing the owner's coverage under a group annuity contract. The contract provides that the account value, after certain adjustments, will be applied to a settlement option on a future date you select ("annuity date").

         You may allocate all or portions of your purchase payments to one or more variable sub-accounts or to the general account options.

         The account value prior to the annuity date, except for amounts in the general account options, will vary depending on the investment experience of each of the variable sub-accounts selected by the owner. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, prior to the annuity date the owner bears the entire investment risk under the contract for amounts allocated to the variable account.

         There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.


         The initial purchase payment for each contract must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth IRAs). Generally each additional purchase payment must be at least $1,000, unless an automatic purchase payment plan is selected. See "Purchase Payments" page __.


The Variable Account

         The variable account is a separate account (designated Separate Account VA-6) that is subdivided into variable sub-accounts. See "The Variable Account" page __. Assets of each variable sub-account are invested in a specified mutual fund portfolio ("portfolio"). The variable sub-accounts currently available for investment are:


                          Janus Aspen Worldwide Growth
                     Morgan Stanley UF International Magnum
                              Dreyfus VIF Small Cap
                            OCC Accum Trust Small Cap
                             MFS VIT Emerging Growth
                           Alliance VPF Premier Growth
                        Dreyfus VUF Capital Appreciation
                                MFS VIT Research
                             Transamerica VIF Growth
                         Alger American Income & Growth
                          Alliance VPF Growth & Income
                           MFS VIT Growth with Income
                              Janus Aspen Balanced
                             OCC Accum Trust Managed
                          Morgan Stanley UF High Yield
                         Morgan Stanley UF Fixed Income
                          Transamerica VIF Money Market




         The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. See "Charges and Deductions" page __. For more information about the portfolios, see "The Portfolios" page __ and the accompanying portfolios' prospectuses.

General Account Options

         There are two types of general account options - the fixed account and the guarantee period account. See "The General Account Options" in Appendix A.

         The amounts in the fixed account will be credited interest at a rate of not less than 3% annually. Transamerica may credit interest at a rate in excess of 3% at its discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.


         The other general account option, the guarantee period account, provides specified rates of interest for specified terms of currently three, five and seven years subject to interest adjustments on early withdrawals or transfers which, if applicable, could reduce the interest credited to the 3% minimum rate.


Investment Option Limits
         Currently, the owner may not elect more than a total of eighteen investment options over the life of the contract. Investment options include variable sub-accounts and general account options. See "Investment Option Limits" page __ .

Transfers Before the Annuity Date

         Prior to the annuity date, you may transfer values between the variable sub-accounts and the general account options. For transfers after the annuity date, see "After the Annuity Date" page __.


         Transfers out of the fixed account are restricted to four per contract year and to a limited percentage of the fixed account value. More frequent transfers may be allowed under certain services and options, for example, dollar cost averaging. Transfers out of a guarantee period prior to the end of the term may be subject to an interest adjustment which may reduce interest credited to the 3% minimum rate. See "General Account Options" in Appendix A of this prospectus.


         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 12 made during the same contract year. See "Transfers" on page __ for additional limitations and information regarding transfers.

Withdrawals


         You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your contract is the account value less any account fee, interest adjustment, contingent deferred sales load and premium tax charges. The account fee generally will be deducted on a full surrender of a contract if the account value is then less than $50,000. Transamerica may delay payment of any withdrawal from the general account options for up to six months. See "Cash Withdrawals" page ____.


         Withdrawals may be taxable, subject to withholding and subject to a penalty tax. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited. See
"Federal Tax Matters" page __.

Contingent Deferred Sales Load


          Transamerica does not deduct a sales charge when purchase payments are made (although premium tax charges may be deducted). However, if any part of the account value is withdrawn, a contingent deferred sales load of up to 6% of purchase payments may be deducted. After a purchase payment has been held by Transamerica for seven years, it may be withdrawn without charge. In most states, the owner may elect, for an extra charge, an optional Living Benefits Rider that provides that the contingent deferred sales load will be waived in certain circumstances. No contingent deferred sales load is assessed on payment of the death benefit, on transfers within the contract, or on certain annuitizations. See "Contingent Deferred Sales Load" page __, "Withdrawals" page __and "Living Benefits Rider" page __.

         Also, beginning 30 days from the contract effective date (or the end of the free look period if later), any portion of the "allowed amount" may be withdrawn each contract year without imposition of any contingent deferred sales load. The allowed amount for each contract year is equal to 15% of purchase payments, that were received during the last seven years, as of the prior contract anniversary, less any withdrawals already taken that contract year. All purchase payments not previously withdrawn that have been held at least seven years are not subject to a contingent deferred sales load. For purposes of calculating the contingent deferred sales load, withdrawals will be considered to be taken first from purchase payments, on a first in/first out basis, and then from earnings.



Other Charges and Deductions

         Transamerica deducts a mortality and expense risk charge of 1.20% (annually) of the assets in the variable account and an administrative expense charge of 0.15% (annually) of these assets. The administrative expense charge may change, but it is guaranteed not to exceed a maximum effective annual rate of 0.35%. See "Mortality and Expense Risk Charge" page ____ and "Administrative Charges" page _____.


         An account fee of currently $30 (or 2% of the account value, if less) is deducted at the end of each contract year and upon surrender. This fee may change but it is guaranteed not to exceed $60 (or 2% of the account value, if less) per contract year. If the account value is more than $50,000 on the last business day of a contract year, (or as of the date the contract is surrendered), the account fee will be waived for that year.


         After the annuity date, the annual annuity fee of $30 will be deducted in equal installments from each periodic payment under the variable payment option.

         For each transfer in excess of 12 during a contract year, a transfer fee of $10 will be imposed. (See
"Transfer Fee" page __.)

         Charges for premium taxes (including retaliatory premium taxes) are not currently deducted, except for annuitizations, but such charges could be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges could be deducted from purchase payments, from amounts withdrawn, and/or upon annuitization.
(See "Premium Tax Charges" page __.)
         In addition, amounts withdrawn or transferred out of a guarantee period account prior to the end of its term may be subject to an interest adjustment. (See "Guaranteed Period Account" in Appendix A.)


         If the owner elects the Living Benefits Rider a fee of 0.05% (annually) of the account value will be deducted at the end of each contract month at the rate of 1/12 times 0.05% times the account value on the last valuation day of the month. (The Living Benefit Rider is not available in all states.)

         Currently, no fees are deducted for any other services or options under the contract. However, Transamerica does reserve the right to impose fees to cover processing for certain services and options in the future, including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.


Variable Account Fee Table

         The purpose of this table is to assist in understanding the various costs and expenses that the owner will bear directly and indirectly. The table reflects expenses of the variable account as well as of the mutual fund portfolios. The table assumes that the entire account value is in the variable account. The information below should be considered together with the narrative provided under the heading "Charges and Deductions" on page __ of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may be applicable.




                                  Sales Load(1)


Sales Load Imposed on Purchase Payments                         0

Maximum Contingent Deferred Sales Load(2)                      6%

                Range of Contingent Deferred Sales Load Over Time

                                                                      Contingent Deferred
                                  Years Since                             Sales Load
                           Purchase Payment  Receipt         (as a percentage of purchase payment)

                    Less than 1 year                                         6%

                    1 year but less than 2 years                             6%

                    2 years but less than 3 years                            5%

                    3 years but less than  4 years                           5%

                    4 years but less than  5 years                           4%

                    5 years but less than 6 years                            4%

                    6 years but less 7 years                                 2%

                    7 or more years                                          0%


                                             Other Contract Expenses


Transfer Fee (first 12 per contract year)(3)            0

Fees For Other Services and Options(4)                  0

Account Fee(5)                                          $30

Living Benefits Rider Fee (if elected)(6)               0.05%



                                       Variable Account Annual Expenses(7)
                            (as a percentage of the variable accumulated value)

Mortality and Expense Risk Charge                                1.20%

Administrative Expense Charge(8)                                 0.15%

Total Variable Account Annual Expenses                           1.35%


                               Portfolio Expenses

                      (as a percentage of assets after fee waiver and/or expense reimbursement)(9)

                                                                                                    Total
                                                                                                  Portfolio
                                            Management                  Other                      Annual
             Portfolio                         Fees                   Expenses                    Expenses

Janus Aspen Worldwide Growth                  0.66                       0.14                       0.80

Morgan Stanley UF International               0.00                       1.15                       1.15
Magnum

Dreyfus VIF Small Cap                         0.75                       0.04                       0.79

 OCC Accumulation Trust Small Cap             0.72                       0.21                       0.93

 MFS VIT Emerging Growth                      0.75                       0.25                       1.00

Alliance VPF Premier Growth                   0.72                       0.23                       0.95

Dreyfus VUF Capital Appreciation              0.75                       0.09                       0.84

MFS VIT Research                              0.75                       0.25                       1.00

Transamerica VIF Growth                       0.75                       0.10                       0.85

Alger American Income & Growth                0.63                       0.19                       0.82

Alliance VPF Growth & Income                  0.63                       0.19                       0.82

MFS VIT Growth with Income                    0.75                       0.25                       1.00

Janus Aspen Balanced                          0.79                       0.15                       0.94

OCC Accumulation Trust Managed                0.79                       0.05                       0.84

Morgan Stanley UF High Yield                  0.00                       0.80                       0.80

Morgan Stanley UF Fixed Income                0.00                       0.70                       0.70

Transamerica VIF Money Market                 0.35                      0.25                        0.60

Expense information regarding the portfolios has been provided by the portfolios. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures. In preparing the table above and the examples that follow, Transamerica has relied on the figures provided by the portfolios. These figures are for the year ended December 31, 1996, except for the Transamerica VIF Money Market Portfolio, which are estimates for the year 1998, its first year of operation. Actual expenses in future years may be higher or lower than these figures.

Notes to Fee Table:

(1) The contingent deferred sales load applies to each contract, regardless of how the account value is allocated between the variable account and the general account options.

(2) A portion of the purchase payments may be withdrawn each contract year without imposition of any contingent deferred sales load, and after seven years, a purchase payment may be withdrawn free of any contingent deferred sales load. (See "Charges and Deductions" page __.)


(3) A transfer fee of $10 will be imposed for each transfer in excess of 12 in a contract year. (See
         "Charges and Deductions" page __.)

(4) Transamerica currently does not impose fees for any other services, or options. However, Transamerica reserves the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

(5) The current account fee is $30 (or 2% of the account value, if less per contract year. This fee will be waived for account values over $50,000. This limit may be changed in the future. The fee may be changed, but it may not exceed $60 (or 2% of the account value, if less). See "Charges and Deductions"
         page __.

(6) If the owner elects the Living Benefits Rider, the rider fee will be deducted at the rate of 1/12 of 0.05% at the end of each contract month based on the account value at that time. See "Living Benefits Rider" page___ .

(7) The variable account annual expenses do not apply to the general account options.

(8) The current annual administrative expense charge of 0.15% may be increased to 0.35%. (See "Charges and
         Deductions" page __.)

(9) From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1996 (except for the Transamerica VIF Money Market Portfolio, which are estimates, taking into account expense reimbursements, for 1998, its first year of operation). The expenses shown in the table reflect a portfolio's adviser's waivers or fees or reimbursement of expenses if applicable. It is anticipated that such waivers or reimbursements will continue for calendar years 1997 and 1998. Without such waivers or reimbursements, the annual expenses for 1996 for certain portfolios would have been, as a percentage of assets, as follows:

                                                                                          Total Portfolio
                                                       Management           Other         Annual Expense
                                                       Fee                  Expenses
          Janus Aspen Worldwide Growth                 0.77                 0.14          0.91
          Morgan Stanley UF International Magnum       0.80                 1.58          2.38
          OCC Accumulation Trust Small Cap             0.80                 0.21          1.01
          MFS VIT Emerging Growth                      0.75                 0.41          1.16
          Alliance VPF Premier Growth                  1.00                 0.23          1.23
          MFS VIT Research                             0.75                 0.73          1.48
          Transamerica VIF Growth                      0.75                 0.59          1.34
          Alliance VPF Growth & Income                 0.63                 0.32          0.95
          MFS VIT Growth with Income                   0.75                 1.32          2.07
          Janus Aspen Balanced                         0.92                 0.15          1.07
          OCC Accumulation Trust Managed               0.80                 0.05          0.85
          Morgan Stanley UF High Yield                 0.50                 0.80          1.30
          Morgan Stanley UF Fixed Income               0.40                 1.19          1.59

The other expenses of 0.59% of the Transamerica VIF Growth Portfolio reflect all 12 months of 1996, including the first 10 months of 1996 when the portfolio was organized as a separate account of Transamerica Occidental Life Insurance Company; for those 10 months, the separate account was assessed mortality and expense risk charges which will no longer be assessed at the portfolio level. Without expense reimbursements, the other expenses for the first year of operation for the Transamerica VIF Money Market Portfolio are expected to be 0.xx% There were no fee waivers or expense reimbursements for the Dreyfus VIF
Small Cap Portfolio, Dreyfus VIF Capital Appreciation Portfolio or Alger American Income & Growth.










EXAMPLES


         The following tables show the total expenses an owner would incur in various situations assuming a $1,000 investment and a 5% annual return on assets.

         These examples assume an average account value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 account fee. These examples also assume that all amounts were allocated to the variable sub-account indicated. These examples also assume that no transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may be applicable. (See "Premium Tax Charges" page ____.)

         Examples 1 through 3 show expenses for contracts without the optional Living Benefit Rider based on fee waivers and reimbursements for the portfolios for 1996. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply (see expense examples in column 1).



                                                                                           3.  If the owner elects

Examples 1-3                                                                               to annuitize at the end
An owner would pay the following       1.  If the owner         2.  If the owner does      of the applicable
expenses on a $1,000 investment,       surrenders the           not surrender and does     period under a
assuming a 5% annual return on         contract at the end of   not annuitize the          Settlement Option with
assets:                                the applicable time      contract:                  life contingencies:/

                                       period:

                                          1 Year       3 Years     1 Year       3 Years      1 Year        3 Years


Janus Aspen Worldwide Growth                 73.56      112.07         22.56        69.57        22.56        69.27

Morgan Stanley UF International              89.28      158.71         38.28       116.21        38.28       116.21
Magnum

Dreyfus VIF Small Cap                        73.46      111.77         22.46        69.27        22.46        69.27

OCC Accum Trust Small Cap                    73.79      111.68         22.79        69.18        22.79        69.18

MFS VIT Emerging Growth                      75.56      118.10         24.56        75.60        24.56        75.60

Alliance VPF Premium Growth                  75.06      116.60         24.06        74.10        24.06        74.10

Dreyfus VIF Capital Appreciation             73.96      113.28         22.96        70.78        22.96        70.78

MFS VIT Research                             75.56      118.10         24.56        75.60        24.56        75.60

Transamerica VIF Growth                      74.06      113.58         23.06        71.08        23.06        71.08

Alger American Income & Growth               73.66      112.37         22.66        69.87        22.66        69.87

Alliance VPF Growth and Income               73.76      112.68         22.76        70.18        22.76        70.18

MFS VIF Growth with Income                   75.56      118.10         24.56        75.60        24.56        75.60

Janus Aspen Balanced Portfolio               74.96      116.30         23.96        73.80        23.96        73.80

OCC Accum Trust Managed Portfolio            74.69      114.42         23.69        71.92        23.69        71.92

Morgan Stanley UF High Yield                 78.56      127.08         27.56        84.58        27.56        84.58

Morgan Stanley UF Fixed Income               81.45      135.67         30.45        93.17        30.45        93.17

Transamerica VIF Money Market                71.55      106.01         20.55        63.51        20.55        63.51










         Examples 4 through 6 show expenses for contracts with the optional Living Benefits Rider, based on the fee waivers and reimbursements for the portfolios for 1996. There is no guarantee that fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary and for annuitizations under a form that does not include life contingencies, a contingent deferred sales load may apply (see examples in column 4).




                                                                                          6.  If the owner elects

Examples 4-6                                                                              to annuitize at the end
An owner would pay the following       4.  If the owner         5.  If the owner does     of the applicable
expenses on a $1,000 investment,       surrenders the           not surrender and does    period under a
assuming a 5% annual return on         contract at the end of   not annuitize the         Settlement Option with
assets:                                the applicable time      contract:                 life contingencies:

                                       period:

                                          1 Year       3 Years     1 Year       3 Years     1 Year        3 Years


Janus Aspen Worldwide Growth                 74.06      113.58         23.06       71.08        23.06        71.08

Morgan Stanley UF International              89.77      160.15         38.77      117.65        38.77       117.65
Magnum

Dreyfus VIF Small Cap                        73.96      113.28         22.96       70.78        22.96        70.78

OCC Accum Trust Small Cap                    74.28      113.15         23.28       70.65        23.28        70.65

MFS VIT Emerging Growth                      76.06      119.60         25.06       77.10        25.06        77.10

Alliance VPF Premium Growth                  75.56      118.10         24.56       75.60        24.56        75.60

Dreyfus VIF Capital Appreciation             74.46      114.79         23.46       72.29        23.46        72.29

MFS VIT Research                             76.06      119.60         25.06       77.10        25.06        77.10

Transamerica VIF Growth                      74.56      115.09         23.56       72.59        23.56        72.59

Alger American Income & Growth               74.16      113.88         23.16       71.38        23.16        71.38

Alliance VPF Growth and Income               74.26      114.19         23.26       71.69        23.26        71.69

MFS VIF Growth with Income                   76.06      119.60         25.06       77.10        25.06        77.10

Janus Aspen Balanced Portfolio               75.46      117.80         24.46       75.30        24.46        75.30

OCC Accum Trust Managed Portfolio            75.19      115.90         24.19       73.40        24.19        73.40

Morgan Stanley UF High Yield                 79.06      128.56         28.06       86.06        28.06        86.06

Morgan Stanley UF Fixed Income               81.95      137.15         30.95       94.65        30.95        94.65

Transamerica VIF Money Market                72.05      107.53         21.05       65.03        21.05        65.03









THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

Settlement Option Payments

         Settlement option payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis, as you select. You have flexibility in choosing the annuity date, but it may generally not be a date later than the annuitant's 85th birthday or the tenth contract anniversary, whichever occurs last, but never later than the annuitant's 97th birthday. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. (See "Settlement Option Payments" page ___.)

         Four settlement options are available under the contract: (1) life annuity; (2) life and contingent annuity; (3) life annuity with period certain; and (4) joint and survivor annuity. (See "Settlement Option Forms" page __.)

Death of Owner Before the Annuity Date


         If an owner dies prior to the annuity date and before either the owner's or any joint owner's 85th birthday, the death benefit for the contract will be the greatest of (a) the account value or (b) the sum of all purchase payments made to the contract, less withdrawals and applicable premium tax charges, or (c) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made and less withdrawals and applicable premium tax charges since that contract anniversary. If death occurs after the earlier of the owner's or joint owner's 85th birthday, the death benefit will be the account value. If the owner is not a natural person, the annuitant will be treated as the owner(s) for purposes of the death benefit.

         The death benefit will generally be paid within seven days of receipt of the required proof of death of the owner and election of the method of settlement or as soon thereafter as Transamerica has sufficient information to make the payment, but if no settlement method is elected the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option. (See "Death Benefit" page __.) Amounts in the guarantee period account will not be subject to interest adjustments in calculating the death benefit.


Federal Income Tax Consequences

         An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs (e.g., a withdrawal or settlement option payment) or is deemed to occur (e.g., a pledge, loan, or assignment of a contract). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise (although withholding is mandatory for certain qualified contracts). In addition, a federal penalty tax may apply to certain distributions. (See "Federal Tax Matters" page __.)

Right to Cancel

         The owner has the right to examine the contract for a limited period, known as a "free look period." The owner can cancel the contract during this period by delivering or mailing a written notice of cancellation, or sending a telegram to the Service Center and by returning the contract before midnight of the tenth day after receipt of the contract (or longer if required by state law). Notice given by mail and the return of the contract by mail will be effective on the date received by Transamerica. Unless otherwise required by law, Transamerica will refund the purchase payment(s) allocated to any general account option (less any withdrawals) plus the variable accumulated value as of the date the written notice and the contract are received by Transamerica. See "Purchase Payments" page __ and "Account Value" page __.)

Questions


         Questions about procedures or the contract can be answered by the Transamerica Annuity Service Center ("Service Center"), at P.O. Box 31848, Charlotte, North Carolina 28231-1848, (800) 258-4260. All inquiries should include the contract number and the owner's name.


         NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios which should be referred to for more detailed information. With respect to qualified contracts, it should be noted that the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended, may impose additional limits or restrictions on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. (See "Federal Tax Matters" page __.)

CONDENSED FINANCIAL INFORMATION

         Because the variable account has not yet commenced operations, there are no financial statements available.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT

Transamerica Life Insurance and Annuity Company

         Transamerica Life Insurance and Annuity Company ("Transamerica") is a stock life insurance company incorporated under the laws of the State of California in 1966 and redomesticated to North Carolina in 1994. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.

Published Ratings

         Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services,
Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms, including its obligations under the general account options of this contract. Such ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

The Variable Account

         Separate Account VA-6 of Transamerica (the "variable account") was established by Transamerica as a separate account under the laws of the State of North Carolina pursuant to June 11, 1996, resolutions of Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

         The assets of the variable account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.


         The variable account currently has seventeen variable sub-accounts available under the contract, each of which invests solely in a specific corresponding portfolio. Changes to the variable sub-accounts may be made at the discretion of Transamerica. (See "Addition, Deletion, or Substitution" page __.)


THE PORTFOLIOS


         Each of the variable  sub-accounts  offered under the contract  invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objectives follow. The management fees listed below are fees specified in the applicable advisory contract (i.e., before any fee waivers).

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. Worldwide Growth Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Adviser:  Janus Capital  Corporation.  Management  Fee:  0.75% of the first $300 million plus 0.70% of the next $200
million plus  0.65% of the assets over $500 million.

The International Magnum Portfolio of the Morgan Stanley Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries. (The countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index (the "EAFE Index"), which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country," and collectively the "EAFE countries"). Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.)

Adviser:  Morgan Stanley Asset  Management  Inc.  Management  Fee: 0.80% of the
 first $500 million plus 0.75% of the
next $500 million plus 0.70% of the assets over $1 billion.

The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. It seeks to achieve its objective by investing principally in common stocks; under normal market conditions, the Series will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase which the Dreyfus Corporation believes to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

Adviser:  The Dreyfus Corporation.  Management Fee:  0.75%.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances at least 65% of the portfolios' assets will be invested in equity securities. The majority of securities purchased by the Portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell, such securities. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser:  OpCap  Advisors.  Management  Fee:  0.80% of the first $400  million plus 0.75% of the next $400  million
plus 0.70% of assets over $800 million.

The Emerging Growth Series of the MFS Variable Insurance Trust seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The policy is to invest primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). While the portfolio will invest primarily in common stocks, the portfolio may, to a limited extent, seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The portfolio may invest in non-convertible fixed income securities rated lower than "investment grade" (commonly known as "junk bonds") or in comparable unrated securities, when, in the opinion of the Adviser, such an investment presents a greater opportunity for appreciation with comparable risk to an investment in "investment grade" securities. Under normal market conditions the portfolio will invest not more than 5% of its nets assets in these securities. Consistent with its investment objective and policies described above, the portfolio may also invest up to 25% (and generally expects to invest not more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.41%.

The Premier Growth Portfolio of Alliance Variable Products Series Fund, Inc., seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. The Portfolio will invest predominantly in the equity securities (common stocks, securities convertible into commons stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large, carefully selected, high-quality U.S. companies that, in the judgment of the Adviser, are likely to achieve superior earnings growth. The portfolio investments in the 25 such companies most highly regarded at any point in time by the Adviser will usually constitute approximately 70% of the portfolio's net assets. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. The portfolio will, under normal circumstances, invest at least 85% of the value of its total assets in the equity securities of U.S. companies.

Adviser:  Alliance Capital Management L.P.  Management Fee:  1%.

The Capital Appreciation Portfolio of the Dreyfus Variable Investment Fund seeks to provide long-term capital growth consistent with the preservation of capital current income is a secondary goal. It seeks to achieve its goals by investing in common stocks of domestic and foreign issuers.

Adviser: The Dreyfus Corporation. Sub-Adviser: Fayez Sarofim & Co. Management Fee: 0.55% of the first $150 million plus 0.50% of the next $150 million plus 0.375% of the assets over $300 million.

The Research Series of the MFS Variable Insurance Trust seeks long-term growth of capital and future income. The policy is to invest a substantial proportion of its assets in equity securities of companies believed to possess better than average prospects for long-term growth. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stocks, securities such as bonds, warrants or rights that are convertible into stocks and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the counter markets or have no organized markets. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The portfolio's non-convertible debt investments, if any, may consist of "investment grade" securities, and, with respect to no more than 10% of the portfolio's net assets, securities in the lower rated categories or securities which the Adviser believes to be a similar quality to these lower rated securities (commonly know as "junk bonds"). Consistent with its investment objective and policies described above, the portfolio may also invest up to 20% of its net assets in foreign securities (including emerging market securities) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:   0.75%.

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in debt securities and preferred stocks (both having a call on common stocks by means of a conversion privilege or attached warrants) and warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the Growth Portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The Growth Portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade.

Adviser:  Transamerica  Occidental Life Insurance  Company.  Sub-Adviser:
Transamerica  Investment  Services,  Inc.
Management Fee:  0.75%.

The Income & Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. Except during temporary defensive periods, the portfolio attempts to invest 100%, and it is a fundamental policy of the portfolio to invest at least 65%, of its total assets in dividend paying equity securities. Alger
Management will favor securities it believes also offer opportunities for capital appreciation. The portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

Adviser:  Fred Alger Management, Inc.  Management Fee:  0.625%.

The Growth & Income Portfolio of the Alliance Variable Products Series Fund, Inc., seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, investments in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks may be made by the portfolio. Purchases and sales of portfolio securities are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions.

Adviser:  Alliance Capital Management L.P.  Management Fee:  0.625%.

The Growth with Income Series of the MFS Variable Insurance Trust seeks reasonable current income and long-term growth of capital and income. Under normal market conditions, the Growth with Income Portfolio will invest at least 65% of its assets in equity securities of companies that are believed to have long-term prospects for growth and income. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stock; securities such as bonds, warrants or rights that are convertible into stocks; and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. Consistent with its investment objective and policies described above, the portfolio may also invest up to 75% (and generally expects to invest no more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.

The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Manager's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt, although the portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Manager deems it advisable in order to preserve capital. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser: OpCap Advisors. Management Fee: 0.80% of first $400 million plus 0.75% of next $400 million plus
0.70% of the assets over $800 million.

The High Yield Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of High Yield Securities, including Corporate Bonds and other Fixed Income Securities and Derivatives. High Yield Securities are rated below investment grade and are commonly referred to as "junk bonds." The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of first $500 million plus 0.45% of next $500 million plus 0.40% of the assets over $1 billion.

The Fixed Income Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. Government and Agencies, Corporate Bonds, MBSs, Foreign Bonds and other Fixed Income Securities and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million plus 0.35% of the next $500 million plus 0.30% of the assets over $1 billion.

The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks to maximize current income from money market securities consistent with liquidity and the preservation  of  principal.  The Money Market
Portfolio invests primarily in high quality U. S. dollar-denominated money market instruments with remaining maturities of 13 months or less, including: obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities; obligations of U. S. and foreign banks, or their foreign branches, and U. S. savings banks; short-term corporate obligations, including commercial paper, notes and bonds;
other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The Money Market Portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser:  Transamerica  Occidental Life Insurance  Company.  Sub-Adviser:
Transamerica  Investment  Services,  Inc.
Management Fee:  0.35%.



         Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. THERE IS NO ASSURANCE THAT ANY OF THESE
PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

         An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, including possible loss of principal.

         Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica as well as other insurance companies, there is a possibility that a material conflict may arise between the interests of the variable account and one or more other separate accounts investing in the portfolios. In the event of a material conflict, the affected insurance companies will take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater details.

         Additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges can be found in the current prospectuses for the portfolios which accompany this prospectus. The portfolios' prospectuses should be read carefully before any decision is made concerning the allocation of purchase payments to, or transfers among, the variable sub-accounts.


         Transamerica may receive payments from some or all of the portfolios or their advisers, in varying amounts, that may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.


Addition, Deletion, or Substitution

         Transamerica does not control the portfolios and cannot guarantee that any of the variable sub-accounts offered under this contract or any of the portfolios will always be available for allocation of purchase payments or transfers. Transamerica retains the right to make changes in the variable account and in its investments.


         Transamerica reserves the right to eliminate the shares of any portfolio held by a variable sub-account and to substitute shares of another portfolio or of another investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, a substitution of shares attributable to the owner's interest in a variable sub-account will not be made without prior notice to the owner and the prior approval of the Commission. Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.


         New variable sub-accounts for the contracts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by Transamerica. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more variable sub-accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any variable sub-account is eliminated, Transamerica will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

         In the event of any substitution or change, Transamerica may make such changes in the contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

THE CONTRACT


         The contract is a flexible purchase payment deferred annuity contract. The rights and benefits are described below and in the individual contract or in the certificate and group contract; however, Transamerica reserves the right to make any modification to conform the individual contract and the group contract and certificates thereunder to, or give the owner the benefit of, any federal or state statute or rule or regulation. The obligations under the contract are obligations of Transamerica. The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are as follows: (1) rollover and contributory individual retirement annuities (IRAs) under Code Sections 408(a), 408(b); (2) conversion and contributory Roth IRAs under Code Section 408A; (3) simplified employee pension plans (SEP/IRAs) that qualify for special federal income tax treatment under Code Section 408(k); (4) Code Section 403(b) annuities and (5) qualified pension and profit sharing plans intended to qualify under Code Section 401. Generally, qualified contracts contain certain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract. (For further discussion concerning qualified contracts, see "Federal Tax Matters" page ____.)


Ownership


         The owner is entitled to the rights granted by the contract. If the owner dies, the rights of the owner belong to the joint owner, if any, and then to the owner's beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

         For non-qualified contraacts, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. Transamerica reserves the right to reject any change of annuitant(s) which has been made without our prior written consent.

         If the owner is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts. See "Federal Tax Matters," page ___.


         For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

PURCHASE PAYMENTS

Purchase Payments

         All  purchase   payments  must  be  paid  to  the  Service  Center.   A
confirmation will be issued to the owner upon the acceptance of each purchase payment.


         The initial purchase payment must be at least $5,000 ($2,000 for contributory IRAs and SEP-IRAs).

         The contract will be issued and the initial purchase payment generally will be credited within two business days after the receipt of both sufficient information to issue a contract and the initial purchase payment at the Service Center. Acceptance is subject to sufficient information being provided in a form acceptable to Transamerica, and Transamerica reserves the right to reject any request for issuance of a contract or purchase payment. Contracts normally will not be issued with respect to owners, joint owners, or annuitants more than 90 years old, although Transamerica in its discretion may waive this restriction in appropriate cases. Transamerica further reserves the right to not accept purchase payments after the owners' (or annuitants' if non-individual owner) 90th birthday.


         If the initial purchase payment allocated to the variable sub-account(s) cannot be credited within two days of receipt of the purchase payment and information requesting issuance of a contract because the information is incomplete or for any other reason, then Transamerica will contact the owner, explain the reason for the delay and will refund the initial purchase payment within five business days, unless the owner consents to Transamerica retaining the initial purchase payment and crediting it as soon as the requirements are fulfilled.

         Additional purchase payments may be made at any time prior to the annuity date. Additional purchase payments must be at least $1,000 or at least $100 if made pursuant to an automatic purchase payment plan under which the additional purchase payments are automatically deducted from a bank account and allocated to the contract. In addition, minimum allocation amounts apply (see "Allocation of Purchase Payments" below). Additional purchase payments are credited to the contract as of the date the payment is received.

         Total purchase payments for any contract may not exceed $1,000,000 without prior approval of Transamerica.

         In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Purchase Payments


         You specify how purchase payments will be allocated under the contract. You may allocate purchase payments between and among one or more of the variable sub-accounts and the general account options as long as the portions are whole number percentages and any allocation percentage for a variable sub-account is at least 10%. In addition, there is a minimum allocation of $100 to any variable sub-account and the fixed account, and $1,000 to each guarantee period. Transamerica may waive this minimum allocation amount under certain options and circumstances.


         Each purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. The allocation percentages for additional purchase payments may be changed by the owner at any time by submitting a request for such change, in a form and manner acceptable to Transamerica, to the Service Center. Any changes to the allocation percentages are subject to the limitation(s) above. Any change will take effect with the first purchase payment received with or after receipt by the Service Center of the request for such change and will continue in effect until subsequently changed.

         In certain jurisdictions and under certain conditions where by law Transamerica is required to return upon the exercise of the free look option, either (1) the purchase payment or (2) the greater of the purchase payment or account value, any initial allocation to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any such allocations to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to the owner's requested allocation. Such transfer will not count against the 12 allowed transfers without charge during the first contract year.

Investment Option Limits

         Currently, the owner may not allocate amounts to more than eighteen investment options over the life of the contract. Investment options include variable sub-accounts and general account options. Each variable sub-account, each duration of guarantee period under the guarantee period account and the fixed account that ever received a transfer or purchase payment allocation count as one towards this total of eighteen limit.
Transamerica may waive this limit in the future.

         For example, if the owner makes an allocation to the money market variable sub-account and later transfers all amounts out of this money market variable sub-account, it would still count as one for the purposes of the limitation even if it held no value. If the owner transfers from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If the owner selects a guarantee period and renews for the same term, the count will be one; but if the owner renews to a guarantee period with a different term, the count will be two.

ACCOUNT VALUE

         Before the annuity date, the account value is equal to: (a) the general account options accumulated value plus (b) the variable accumulated value.

         The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected portfolios as well as the deductions for charges and fees. A valuation period is the period between successive valuation days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

         Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of: (a) the date sufficient information, in an acceptable manner and form, is received at our Service Center; or (b) the date our Service Center receives the initial purchase payment. In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which Transamerica receives the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit may go up or down.

         The  net   investment   factor  is  used  to  determine  the  value  of
accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the statement of additional information.

         Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

TRANSFERS

Before the Annuity Date

         Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the guarantee periods. Transfers are restricted into or out of the fixed account. See "General Account Options" in Appendix A.


         Transfers among the variable sub-accounts and the general account options may be made by submitting a request, in a form and manner acceptable to Transamerica, to the Service Center. The transfer request must specify: (1) the variable sub-account(s) and/or the general account option(s) from which the transfer is to be made; (2) the amount of the transfer; and (3) the variable sub-account(s) and/or general account option(s) to receive the transferred amount. The minimum amount which may be transferred from the variable sub-accounts and the general account options is $1,000. Transfers among the variable sub-accounts are also subject to such terms and conditions as may be imposed by the portfolios.


         When a transfer is made from a guarantee period before the end of its term, the amount transferred may be subject to an interest adjustment. (See "The General Account Options" in Appendix A.) A transfer from a guarantee period made within 30 days before the last day of its term will not be subject to any interest adjustment.

         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 12 made during the same contract year. Transamerica reserves the right to waive the transfer fee or vary the number of transfers without charge or not count transfers under certain options or services for purposes of the allowed number without charge. See "Transfers" on page __ for additional limitations regarding transfers. All requests received during a single valuation period will be treated as a single transfer. A transfer generally will be effective on the date the request for transfer is received by the Service Center.

         If a transfer reduces the value in a variable sub-account or guarantee period or in the fixed account to less than $1,000, then Transamerica reserves the right to transfer the remaining amount along with the amount requested to be transferred in accordance with the transfer instructions provided by the owner. Under current law, there will not be any tax liability for transfers within the contract.

Other Restrictions


         Transamerica reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. Transamerica has determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities because the portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, Transamerica reserves the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney and to require that each transfer request be made by a separate communication to Transamerica. Transamerica also reserves the right to require that each transfer request be submitted in writing and be manually signed by the owner(s); telephone or facsimile transfer requests may not be allowed.


Telephone Transfers

         Transamerica will allow telephone transfers if the owner has provided proper authorization for such transfers in a form and manner acceptable to Transamerica. Transamerica reserves the right to suspend telephone transfer privileges at any time, for some or all contracts, for any reason. Withdrawals are not permitted by telephone.

         Transamerica will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. In the opinion of certain government regulators, Transamerica may be liable for such losses if it does not follow those procedures. The procedures Transamerica will follow for telephone transfers may include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

Dollar Cost Averaging


         Prior to the annuity date, the owner may request that amounts be automatically transferred on a monthly basis from a "source account," which is currently either the money market sub-account or the fixed account, to any of the variable sub-accounts by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Other source accounts may be available; call the Service Center for availability.


         Only one source account can be elected at a time. The transfers will begin when the owner requests, but no sooner than one week following, receipt of such request, provided that dollar cost averaging transfers will not commence until the later of (a) 30 days after the contract effective date, or (b) the estimated end of the free look period (allowing 5 days for delivery). Transfers will continue for the number of consecutive months selected by the owner unless
(1) terminated by the owner, (2) automatically terminated by Transamerica because there are insufficient amounts in the source account, or (3) for other reasons as described in the election form. The owner may request that monthly transfers be continued for a term then available by giving notice to the Service Center in a form and manner acceptable to Transamerica within 30 days prior to the last monthly transfer. If no request to continue the monthly transfers is made by the owner, this option will terminate automatically with the last transfer at the end of the term.


         In order to be eligible for dollar cost averaging, the following conditions must be met: (1) the value of the source account must be at least $5,000; (2) the minimum amount that can be transferred out of the source account is $250 per month; and (3) the minimum amount transferred into any other variable sub-account is the greater of $250 or 10% of the amount being transferred. These limits may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.


         There is currently no charge for the dollar cost averaging option and transfers due to dollar cost averaging currently will not count toward the number of transfers allowed without charge per contract year.
Transamerica may charge in the future for dollar cost average.

         Dollar cost averaging transfers may not be made to or from the guarantee period account or to the fixed account.

Automatic Asset Rebalancing

         After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the allocation percentages. The owner may instruct Transamerica to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in the owner instructions to Transamerica and accepted by Transamerica. The owner may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. The owner may elect to have amounts allocated among the variable sub-accounts using whole percentages, with a minimum of 10% allocated to each variable sub-account.

         The owner may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a contract year. Transamerica reserves the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. Transamerica may in the future charge for this service and may count the transfers toward those allowed without charge.

After the Annuity Date

         If a variable payment option is elected, the owner may make transfers among variable sub-accounts after the annuity date by giving a written request to the Service Center, subject to the following provisions: (1) transfers after the annuity date may be made no more than four times during any contract year; and (2) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.

         Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information.

CASH WITHDRAWALS

         The owner of a non-qualified contract may withdraw all or part of the cash surrender value at any time prior to the annuity date by giving a written request to the Service Center. For qualified contracts, reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals. See "Federal Tax Matters," page ____. The cash surrender value is equal to the account value, less any account fee, interest adjustment, contingent deferred sales load and premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received along with all completed forms then required by Transamerica. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

         In the case of a partial withdrawal, you may direct the Service Center to withdraw amounts from specific variable sub-account(s) and/or from the general account options. If the owner does not specify, the withdrawal will be taken pro rata based on value from all variable sub-accounts with current values. If the variable accumulated value is insufficient, the withdrawal will be taken pro rata from the general account options with current values. If the requested withdrawal reduces the value of a variable sub-account from which the withdrawal was made to less than $1,000, Transamerica reserves the right to transfer the remaining value of that sub-account pro rata among the remaining active variable sub-accounts with values equal to or greater than $1,000. If no variable sub-accounts with value remain, any such transfer will be made to the money market sub-account. The owner will be notified in writing of any such transfer.

         A partial withdrawal request cannot be made if it would reduce the account value to less than $2,000. In that case, the owner will be notified.

         Withdrawal (including surrender) requests generally will be processed as of the end of the valuation period during which the request, including all completed forms, is received. Payment of any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and processing of any transfers will occur within seven days from the date the election is received, except that Transamerica may postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners. The withdrawal request will be effective when all required withdrawal request forms are received. Payments of any amounts derived from a purchase payment paid by check may be delayed until the check has cleared the owner's bank.

         When a withdrawal is made from a guarantee period before the end of its term, the amount withdrawn may be subject to an interest adjustment. See "The General Account Options" in Appendix A.

         Transamerica may delay payment of any withdrawal from the general account options for up to six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment.

         SINCE THE OWNER ASSUMES THE INVESTMENT RISK FOR ALL AMOUNTS IN THE VARIABLE ACCOUNT AND BECAUSE CERTAIN WITHDRAWALS ARE SUBJECT TO A CONTINGENT DEFERRED SALES LOAD AND OTHER CHARGES, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE CONTRACT MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS.

         An owner may elect, under the systematic withdrawal option or automatic payout option (but not both), to withdraw certain amounts on a periodic basis from the variable sub-accounts prior to the annuity date.

         The tax consequences of a withdrawal or surrender are discussed later in this prospectus. See "Federal Tax Matters" page ___.

Systematic Withdrawal Option


         Prior to the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-account(s) on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until than the later of (a) 30 days after the contract effective date or (b) the end of the free look period. Withdrawals will be from the variable sub-account(s) and in the percentage allocations that you specify. If no specifications are
made,   withdrawals   will  be  pro  rata  based  on  value  from  all  variable sub-account(s) and general account options with value and any applicable interest adjustment will apply to withdrawals from the general account options. Systematic withdrawals cannot be made from a variable sub-account from which dollar cost averaging transfers are being made and cannot be elected concurrently with the automatic payment option. The systematic withdrawal option is currently not available with respect to the general account options.


         To be eligible for the systematic withdrawal option, the account value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently, the owner can elect any amount over $100 to be withdrawn systematically. The owner may also make partial withdrawals while receiving systematic withdrawals. If the total withdrawals (systematic, automatic, or partial) in a contract year exceed the allowed amount to be withdrawn without charge for that year, any applicable contingent deferred sales load will then apply.


         The withdrawals will continue indefinitely unless terminated. If this option is terminated it may not be elected again until the end of the next 12 full months.


         Transamerica reserves the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a contract year.


         Systematic withdrawals may be taxable and, prior to age 59 1/2, subject to a 10% federal tax penalty. See "Federal Tax Matters," page ______.


Automatic Payout Option ("APO")



         Prior to the annuity date, for qualified contracts, the owner may elect the automatic payout option (APO) to satisfy minimum distribution requirements under Sections 401(a)(9), 403(b), and 408(b)(3) of the Code. See "Federal Tax Matters" page ____. For IRAs and SEP/IRAs this may be elected no earlier than six months prior to the calendar year in which the owner attains age 701/2, but payments may not begin earlier than January of such calendar year. For other qualified contracts, APO can be elected no earlier than six months prior to the later of when the owner (a) attains age 70 1/2; and (b) retires from employment. Additionally, APO withdrawals may not begin before the later of (a) 30 days after the contract effective date or (b) the end of the free look period. APO may be elected in any calendar month, but no later than the month of the owner's 84th birthday.


         Withdrawals will be from the variable sub-account(s) and in the percentage allocations you specify. If no specifications are made, withdrawals will be pro rata based on value from all variable sub-account(s). Withdrawals can not be made from a variable sub-account from which dollar cost averaging transfers are being made. The APO is not currently available with respect to the general account options. The calculation of the APO amount will reflect the total account value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on value in this contract.


         To be eligible for this option,  the following  conditions must be met:
(1) the account value must be at least $12,000 at the time of election; (2) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3) or $500. These conditions may change. Currently, withdrawals under this option are only paid annually.


         The withdrawals will continue indefinitely unless terminated. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.


DEATH BENEFIT




         If an owner dies before the annuity date, a death benefit is payable. If death occurs prior to any owner's or joint owner's 85th birthday, the death benefit will be equal to the greatest of (a) the account value, or (b) the sum of all purchase payments made to the contract less withdrawals and applicable premium tax charges, or (c) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made less withdrawals and applicable premium tax charges since that contract anniversary. If the owner or joint owner dies before the annuity date and after either the deceased owner's or joint owner's 85th birthday, the death benefit is equal to the account value. For purposes of calculating such death benefit, the account value is determined as of the date the benefit is paid. If the owner is not a natural person, the annuitant(s) will be treated as the owner(s) for purposes of the death benefit. For example, if the owner is a trust that allows a person(s) other than the trustee to exercise the ownership rights under this certificate, such person(s) must be named annuitant(s) and will be treated as the owner(s) so the death benefit will be determined based on the age of the annuitant(s).

         An ownership change will be subject to our then current underwriting rules and may decrease the death benefit. However, such reduction will never decrease the death benefit below the account value.


Payment of Death Benefit

         The death benefit is generally payable upon receipt of proof of death of the owner. Upon receipt of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment.


         The death benefit will be determined as of the end of the valuation period during which our Service Center receives both proof of death of the owner or joint owner and the written notice of the settlement option elected by the person to whom the death benefit is payable. If no settlement method is elected, the death benefit will be a lump sum distributed within five years after the owner's death. No contingent deferred sales load nor interest adjustment will apply.


         Until the death benefit is paid, the account value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolio(s). Accordingly, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death.

Designation of Beneficiaries

         The owner may select one or more beneficiaries by designating the person(s) to receive the amounts payable under this contract if: the owner dies before the annuity date and there is no joint owner; or the owner dies after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time. The interest of any beneficiary who dies before the owner will terminate at time of death of such beneficiary.

         A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

         If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by this contract unless the owner gives us other instructions at the time the beneficiaries are named.

         Transamerica may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name

Death of Owner or Joint Owner Before the Annuity Date

         If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). For example, this certificate will remain in force with the annuitant's surviving spouse as the new annuitant if:

         o        This contract is owned by a trust; and

         o The beneficiary is either the annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.

         The manner in which we will pay the death benefit depends on the status of the person(s) involved in the contract. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

         o        The joint owner, if any

         o        The beneficiary, if any

If the owner is not the annuitant:

         o        The joint owner, if any

         o        The beneficiary, if any

         o        The annuitant;

         o        The joint annuitant; if any

If the death benefit is payable to the owner's surviving spouse (or to a trust for the sole benefit of such surviving spouse),

         We will continue this contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other that the owner's surviving spouse,

         We will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person(s) selects another option as provided below.

In lieu of the automatic form of death benefit specified above,

         The person(s) to whom the death benefit is payable may elect to receive it:

         o        In a lump sum; or

         o As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

         Election of either option must be made no later than 60 days prior to the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid,

         We will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual (subject to the special rule for a trust for the sole benefit of a surviving spouse),

         We will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

         If an owner and an annuitant are not the same individual and the annuitant (or the last of joint annuitants) dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death after the Annuity Date

         If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

         Upon the owner's death after the annuity date, any remaining ownership rights granted under this contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

         The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES  AND DEDUCTIONS

         No deductions are currently made from purchase payments (although we reserve the right to charge for any applicable premium tax charges). Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the general account options.

Contingent Deferred Sales Load

         No deduction for sales charges is made from purchase payments at the time they are made. However, a contingent deferred sales load of up to 6% of purchase payments may be imposed on certain withdrawals or surrenders to partially cover certain expenses incurred by Transamerica relating to the sale of the contract, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

         The contingent deferred sales load percentage varies according to the number of years between when a purchase payment was credited to the contract and when the withdrawal is made. The amount of the contingent deferred sales load is determined by multiplying the amount withdrawn subject to the contingent deferred sales load by the contingent deferred sales load percentage in accordance with the following table. In no event shall the aggregate contingent deferred sales load assessed against the contract exceed 6% of the aggregate purchase payments.

Number of Years
Since Receipt of                                              Contingent Deferred Sales Load
contingent deferred sales load
Purchase Payment                                              As a Percentage of Purchase  Payment

Less than one year                                                              6%
1 year but less than 2 years                                                    6%
2 years but less than 3 years                                                   5%
3 years but less than 4 years                                                   5%
4 years but less than 5 years                                                   4%
5 years but less than 6 years                                                   4%
6 years but less than 7 years                                                   2%
7 or more years                                                                 0%

Free Withdrawals-Allowed Amount

         Beginning 30 days after the contract effective date (or the end of the free look period, if later), the owner may make a withdrawal up to the "allowed amount" without incurring a contingent deferred sales load each contract year before the annuity date.

         The allowed amount each contract year is equal to 15% of the total purchase payments received during the last seven years determined as of the last contract anniversary less any withdrawals during the present contract year. In the first contract year, the 15% will be applied to the total purchase payments at the time of the first withdrawal.

         Purchase payments held for seven full years may be withdrawn without charge.

         Withdrawals will be made first from purchase payments on a first-in/first-out basis and then from earnings. The allowed amount may vary depending on the state of issuance. If the allowed amount is not fully withdrawn or paid out during a contract year, it does not carry over to the next contract year.

Free Withdrawals - Living Benefits Rider


         When the contract is purchased, the owner may also elect, in certain states, a Living Benefits Rider for an additional fee that provides that the contingent deferred sales load will be waived in any of the three following instances:


(1) if the owner receives extended medical care in a licensed hospital or nursing care facility (as defined in the contract) for at least 60 consecutive days, and the request for the withdrawal or surrender, together with proof of such extended care, is received at the Service Center during the term of such care or within 90 days after the last day upon which the owner received such extended care; or


(2) if the owner receives medically required in-home care for at least 60 days and such extended in-home medical care is certified by a qualified medical professional and the owner may also be required to submit other evidence as required by Transamerica such as evidence of medicare eligibility; or


 (3) if the owner becomes terminally ill after the first contract year and the terminal illness is diagnosed by a qualified medical professional and is reasonably expected to result in death within 12 months.


Neither (1) nor (2) apply if the owner is receiving extended medical care in a licensed hospital or nursing care facility or in-home medical care at the time the contract is purchased.

         Transamerica reserves the right to not accept purchase payments after the owner has qualified for any of these waivers. Owner under this rider means either the owner or the joint owner, if any. Any withdrawals under this rider on which the contingent deferred sales load is waived will not reduce the allowed amount for the contract year.


Other Free Withdrawals

         In addition, no contingent deferred sales load is assessed: upon annuitization after the first contract year to an option involving life contingencies; upon payment of the death benefit; or upon transfers of account value. Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals (including withdrawals under the systematic withdrawal option or the APO) and full surrenders unless the owner elects to "gross-up" the amount for a partial withdrawal to cover the applicable contingent deferred sales load. The contingent deferred sales load and any premium tax charge applicable to a withdrawal from the guarantee period account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made.

Administrative Charges

         Account Fee


         At the end of each contract year before the annuity date, Transamerica deducts an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is equal to the lesser of $30 or 2% of the account value. The account fee may be increased upon 30 days advance written notice, but in no event may it exceed $60 (or 2% of the account value, if less) per contract year. If the contract is surrendered, the account fee, unless waived will be deducted from a full surrender before the application of any continent deferred sales load. The account fee will be deducted on a pro rata basis (based on values) from the account value including both the variable sub-accounts and the general account options. No interest adjustment will be assessed on any deduction for the account fee taken from the guarantee period. If the entire account value is in the general account options, then the annual account fee will be deducted on a pro rata basis from the general account options. The account fee for a contract year will be waived if the account value exceeds $50,000 on the last business day of that contract year or as of the date the contract is surrendered.


         Annuity Fee

         After the annuity date, an annual annuity fee of $30 to help cover processing costs will be deducted in equal amounts from each variable payment made during the year ($2.50 each month if monthly payments). This fee will not be changed. No annuity fee will be deducted from fixed payments.

         Administrative Expense Charge

         Transamerica also makes a daily deduction (the administrative expense charge) from the variable account (both before and after the contract date) at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse Transamerica for administrative expenses. Transamerica has the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. Transamerica will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable contract unit values for each variable sub-account.

Mortality and Expense Risk Charge

         Transamerica deducts a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. Transamerica guarantees that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable contract unit values for each variable sub-account.

         Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by Transamerica. The mortality risks assumed by Transamerica arise from its contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits prior to the annuity date.

         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.

         If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on Transamerica. Conversely, if this charge is more than sufficient, any excess will be profit to Transamerica. Currently, Transamerica expects a profit from this charge.

         Transamerica anticipates that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from Transamerica's general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Living Benefits Rider Fee

         If the owner elected the Living Benefits Rider when the contract was purchased, a fee will be deducted at the end of each contract month while the rider continues in force. The fee each month will be 1/12 of .05% of the account value at that time. The fee is deducted from each variable sub-account on pro rata based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the fee will be deducted pro rata from the values in the general account options (any interest adjustment will apply.) Transamerica reserves the right to waive the interest adjustment for deduction from the guarantee period account for this rider fee.

Premium Tax Charges


         Currently   there  is  no  charge  for   premium   taxes   except  upon
annuitization. However, Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5%. Transamerica reserves the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some states and jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.




Transfer Fee

         Transamerica currently imposes a fee for each transfer in excess of the first 12 in a single contract year. Transamerica will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover Transamerica's costs of processing transfers. Transamerica reserves the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

Option and Service Fees


         Transamerica reserves the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a contract year.


Taxes

         No charges are currently made for taxes. However, Transamerica reserves the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that Transamerica determines to be attributable to the contracts.

Portfolio Expenses

         The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. A complete description of the fees, expenses, and deductions from the portfolios are found in the portfolios' prospectuses. (See "The Portfolios" page __.)

Interest Adjustment


         For a description of the interest adjustment applicable to early withdrawals and transfers from the guaranteed period account, see "The General Account Options -- the Guarantee Period Account" in Appendix A of this prospectus.



SETTLEMENT OPTION  PAYMENTS

Annuity Date

         The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount (defined below) to provide payments under the settlement option selected by the owner. The first settlement option payment will be made 30 days after the annuity date. The annuity date is selected by the owner and may be changed from time to time by the owner by giving notice, in a form and manner acceptable to Transamerica, to the Service Center, provided that notice of each change is received by the Service Center at least thirty (30) days prior to the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts. The latest annuity date which may be elected is the later of (a) the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday, or (b) the first day of the month coinciding with or next following the tenth contract anniversary (but in no event later than the annuitants' or joint annuitants' 97th birthday). The latest allowed annuity date may vary in certain jurisdictions.


         The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. See "Federal Tax Matters," page ___.


Settlement Option Payments


         The annuity amount is the account value, less any interest adjustment, less any applicable contingent deferred sales load, and less any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first contract anniversary.


         If the amount of the monthly payment from the settlement option selected by the owner would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, Transamerica reserves the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.


         The owner may choose from the settlement options below. Transamerica may consent to other plans of payment before the annuity date. For settlement options involving lifecontingency, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts. Transamerica reserves the right to ask for satisfactory proof of the annuitant's (or joint annuitant's) age. Transamerica may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.


         The owner may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

Election of Settlement Option Forms and Payment Options

         Before the annuity date, and while the annuitant is living, the owner may, by written request, change the settlement option or payment option. The request for change must be received by the Service Center at least 30 days prior to the annuity date.


         In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, Transamerica will make settlement option payments in accordance with the 120 month period certain and life settlement option and the applicable provisions of the contract.


Payment Options

         Owners may elect a fixed or a variable payment option, or a combination of both (in 25% increments of the annuity amount).


         Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the general account options will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.


Fixed Payment Option


         A fixed payment option provides for payments which will remain constant pursuant to the terms of the settlement option elected. If a fixed payment option is selected, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica, and the amount of payments will be established by the fixed settlement option selected and the age and sex (if sex-distinct rates are allowed by law) of the annuitant(s) and will not reflect investment experience after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate specified in the contract to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.


Variable Payment Option


         A variable  payment  option  provides for payments  that vary in dollar
amount,   based  on  the  investment   performance  of  the  selected   variable
sub-account(s). The variable settlement option purchase rate tables in the contract reflect an assumed annual interest rate of 4%, so if the actual net investment performance of the variable sub-account(s) is less than 4%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-account(s) is higher than 4%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual payments will remain constant. Transamerica may offer other assumed annual interest rates.


         Variable payments will be based on the variable sub-accounts selected by the owner, and on the allocations among the variable sub-accounts.

         For further details as to the determination of variable payments, see the Statement of Additional Information.

Settlement Option Forms

         The owner may choose any of the settlement option forms described below. Subject to approval by Transamerica, the owner may select any other settlement option forms then being offered by Transamerica.


         (1) Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.


         (2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant, for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.


         The written request for this form must: (a) name the contingent annuitant; and (b) state the percentage of paymentsto be made after the annuitant dies. Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. Transamerica will require proof of age for the annuitant and for the contingent annuitant before payments start.


         (3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of: (a) the annuitant's life; or (b) the period certain. The period certain may be 120 or
 180 or 240 months.

         If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the annuitant's death. No benefit will then be payable to the beneficiary.

         If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless the owner provides otherwise.

         The written request for this form must: (a) state the length of the period certain; and (b) name the beneficiary.


         (4) Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue for so long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this form if the annuitant and joint annuitant both die shortly after the annuity date.

         The written request for this form must: (a) name the joint annuitant; and (b) state the percentage of continued payments to be made upon the first death. Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. Transamerica will need proof of age for the annuitant and joint annuitant before payments start.


         (5) Other Forms of Payment. Benefits can be provided under any other settlement option not described in this section subject to Transamerica's agreement and any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to the Service Center at least 30 days before the annuity date.

         After the annuity date, (a) no changes can be made in the settlement option and payment option; (b) no additional purchase payment will be accepted under the contract; and (c) no further withdrawals will be allowed.

         The owner of a non-qualified contract may, at any time after the contract date by written notice to us at our Service Center, change the payee of benefits being provided under the contract. The effective date of change in payee will be the latter of: (a) the date we receive the written request for such change; or (b) the date specified by the owner. The owner of a qualified contract may not change payees, except as permitted by the plan, arrangement or federal law.

FEDERAL TAX MATTERS

Introduction


         The following discussion is a general description of federal tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a
distribution   under  the  contract.   Any  person  concerned  about  these  tax
implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The contract may be purchased on a non-tax qualified basis ("non-qualified contract") or purchased and used in connection with plans or arrangements qualifying for special tax treatment ("qualified contract"). Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Sections 401, 403(b), 408 and 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on the type of retirement plan or arrangement for which the contract is purchased, on the tax and employment status of the individual concerned, and on Transamerica's tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax qualified retirement plan or arrangement and receiving distributions from a qualified contract in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.


Purchase Payments


         At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, Transamerica may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. Transamerica will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract; Transamerica will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.


Taxation of Annuities

         In General

         Section 72 of the Code governs taxation of annuities in general. Transamerica believes that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value (e.g., withdrawals or settlement option payments). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a qualified contract, any portion of an interest in the plan) generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

         The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

         The following discussion generally applies to a contract owned by a natural person.

         Withdrawals


         With respect to non-qualified contracts, partial withdrawals (including withdrawals under the systematic withdrawal option) are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the contract" at that time. The "investment in the contract" generally equals the amount of non-deductible purchase payments made.

         In the case of a withdrawal from qualified contracts (including withdrawals under the systematic withdrawal option or the automatic payout option), a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan or arrangement. The "investment in the contract" generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the "investment in the contract" can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed below, under "Qualified Contracts."

         If a partial withdrawal from the guarantee period account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of a partial withdrawal, the account value will be treated as including the amount deducted from the guarantee period account due to the interest adjustment.

         Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."



         Settlement  Option Payments

         Although the tax consequences may vary depending on the settlement option elected under the contract, in general a ratable portion of each payment that represents the amount by which the account value exceeds the "investment in the contract" will be taxed based on the ratio of the "investment in the contract" to the total benefit payable; after the "investment in the contract" is recovered, the full amount of any additional settlement option payments is taxable.

         For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract."

         For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the payments for the term selected ; however, the remainder of each settlement option payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

         Withholding

         The Code requires Transamerica to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

         Penalty Tax

         There may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner attains age 591/2; (2) made as a result of death or disability of the owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a "designated beneficiary." Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.

         Taxation of Death Benefit Proceeds

         Amounts may be distributed from the contract because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

         Transfers, Assignments, or Exchanges of the Contract

         For non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or the Employee Retirement Income Security Act of 1974 (ERISA).

         Multiple Contracts

         All deferred non-qualified contracts that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Qualified Contracts

         In General

         The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 591/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

         We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

         Qualified Pension and Profit Sharing Plans

         Section 401(a) of the Code permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. Purchasers of a contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the contract to their specific needs.


      Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs


         The  contract  is  also   designed  for  use  with  IRA  rollovers  and
contributory IRA's. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code.
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA.

         The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

         Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans (SEP/IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer.


         The contract may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA on a non-deductible basis. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in section 408(a) or 408(b), other than a Roth IRA. Purchasers should seek competent advise as to the suitability of the contract for use with Roth IRAs.


         Tax Sheltered Annuities

         Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

         Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

         Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.

         Restrictions under Qualified contracts

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under qualified contracts or under the terms of the plans in respect of which qualified contracts are issued.

Taxation of Transamerica

         Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, Transamerica believes that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

         Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, Transamerica does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains attributable to the variable account, then Transamerica may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

         Diversification Requirements

           Section   817(h)  of  the  Code   requires   that  with   respect  to
non-qualified contracts, the investments of the portfolios be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

         In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

         The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

         Required Distributions

         In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The owner's "designated beneficiary" refers to a natural person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

         The non-qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.

Possible Changes in Taxation

         In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Other Tax Consequences

         As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

         From time to time, Transamerica may advertise yields and average annual total returns for the variable sub-accounts. In addition, Transamerica may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

         The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of a variable sub-account (other than the money market variable sub-account) refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

         The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

         The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account commenced operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes) as of the last day of each of the periods for which total return quotations are provided.

         Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

         Reports and promotional literature may also contain other information including (1) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report,
Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

         In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or otherwise, the implications of longer life expectancy for retirement planning, the tax and other consequences of long-term investment in the contract, the effects of the contract's lifetime payout options, and the operation of certain special investment features of the contract -- such as the dollar cost averaging option. Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the general account options and a variable sub-account. Transamerica may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

         Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative (non-annualized) total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

         All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

         Transamerica may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio prior to the time the variable account commenced operations.

DISTRIBUTION OF THE CONTRACT

         Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.


         Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 5.75% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.



LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.


LEGAL MATTERS

         Advice   regarding   certain  legal  matters   concerning  the  federal
securities laws applicable to the issue and sale of the contract has been provided by Sutherland, Asbill & Brennan LLP. The organization of Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica.


ACCOUNTANTS

         The consolidated financial statements of Transamerica for each of the three years in the period ended December 31, 1996, have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports appearing in the Statement of Additional Information, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. There are no audited financial statements for the variable account since it had not commenced operations as of the date of this prospectus.


VOTING RIGHTS

         To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

         The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

         The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective portfolios.

         Shares as to which no timely instructions are received and shares held by Transamerica as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

         Each  person  or  entity  having  a  voting   interest  in  a  variable
sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

         It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.


AVAILABLE INFORMATION

         Transamerica  has filed a  registration  statement  (the  "Registration
Statement") with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                         Page

THE CONTRACT .........................................................

DOLLAR COST AVERAGING.................................................

NET INVESTMENT FACTOR.................................................

VARIABLE PAYMENT OPTIONS..............................................
         Variable Annuity Units and Payments..........................
         Variable Annuity Unit Value..................................
         Transfers After the Annuity Date ............................

GENERAL PROVISIONS ...................................................
         Non-Participating............................................
         Misstatement of Age or Sex ..................................
         Proof of Existence and Age ..................................
         Annuity Data
         Assignment...................................................
         Annual Report................................................
         Incontestability.............................................
         Entire Contract..............................................
         Changes in the Contract......................................
         Protection of Benefits.......................................
         Delay of Payments............................................
         Notices and Directions.......................................

CALCULATION OF YIELDS AND TOTAL RETURNS...............................
         Money Market Sub-Account Yield Calculation...................
         Other Sub-Account Yield Calculations.........................
         Standard Total Return Calculations...........................
         Adjusted Historical Portfolio Performance Data...............
         Other Performance Data.......................................

DISTRIBUTION OF THE CONTRACT
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS................................

STATE REGULATION......................................................

RECORDS AND REPORTS...................................................

FINANCIAL STATEMENTS..................................................

APPENDIX

Appendix A

THE GENERAL ACCOUNT OPTIONS

 .........This  prospectus  is generally  intended to serve as a disclosure document  only for the contract and the
variable account. For complete details regarding the general account options, see the contract itself.


 .........The account value allocated to the general account options becomes part of the general account of Transamerica, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and Transamerica has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the general account options.


 .........The general  account  options  are part of the general  account of
Transamerica.  The general  account of
Transamerica consists of all the general assets of Transamerica, other than those in the variable account, or in any other separate account. Transamerica has sole discretion to invest the assets of its general account subject
to applicable law.

 .........The  allocation  or transfer of funds to the general  account  options does not entitle the owner to share
in the investment experience of Transamerica's general account.

 .........There are two general account options:  the fixed account and the guarantee period account, as described below.


                                THE FIXED ACCOUNT

 .........Currently,  Transamerica  guarantees  that it will credit interest at a rate of not less than 3% per year,
compounded  annually,  to  amounts  allocated  to the fixed  account  under the contracts.  However,  Transamerica
reserves the right to change the minimum rate according to state  insurance law.
 Transamerica  may credit interest
at a rate in excess  of 3% per  year.  There is no  specific  formula  for the determination  of  excess  interest
credits.  Some of the factors that the company may consider in  determining whether to credit  excess  interest to
amounts allocated to the fixed account and the amount in that account are general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors.

=====================================================
               Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined in the sole discretion of Transamerica. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.
====================================================


 .........Rates  of interest credited to the fixed account will be guaranteed for at least twelve months and will vary by the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, Transamerica may change the annual rate of interest for that class; this new annual rate of interest will remain in effect for at least twelve months. New purchase payments made to the contract which are allocated to the fixed account may receive different rates of interest and these rates of interest may differ from those interest rates credited amounts transferred from the variable sub-accounts or guarantee period account to the fixed account and from those credited amounts not transferred out but remaining in the fixed account from allocations applied under certain options and services.


Transfers

 .........Each  contract  year the owner may  transfer a  percentage  of the value of the fixed  account to variable
sub-accounts or to the guarantee  period account.  The maximum  percentage that may be transferred will be declared
annually by  Transamerica.  This percentage will be determined by  Transamerica at its sole  discretion,  but will
not be less  than  10% of the  value  of the  fixed  account  on the  preceding contract  anniversary  and will be
declared  each year.  Currently,  this  percentage  is 25%. The owner is limited to four  transfers  from the fixed
account  each  contract  year,  and the  total  of all  such  transfers  cannot exceed  the  current  maximum.  If
Transamerica  permits  dollar  cost  averaging  from the fixed  account  to the variable  sub-accounts,  the above
restrictions are not applicable.

 .........Generally,  transfers  may  not be made  from  any  variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts.
Additionally, transfers may not be made from the fixed account to: 1) any guarantee period; 2) the Transamerica
VIF Money Market Sub-Account; and 3) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments. Transamerica reserves the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.


                          THE GUARANTEE PERIOD ACCOUNT


         The guarantee period account provides a guaranteed fixed rates of interest compounded annually for specific guarantee periods. Amounts allocated to the guarantee period account will be credited with interest of no less than 3% per year. Amounts withdrawn from a guarantee period prior to the end of its guarantee period will be subject to an interest adjustment, as explained below.

         Each guarantee period offers a specified duration with a corresponding guaranteed interest rate. Currently Transamerica is offering three, five and seven year guarantee periods but these may change at any time.

=========================


              The owner bears the risk that, after the initial guarantee period, Transamerica will not credit interest in excess of 3% per year to amounts allocated to the guarantee period account.




         Each amount allocated or transferred to the guarantee period account will establish a new guarantee period of a duration selected by the owner from among those then being offered by Transamerica. Every guarantee period offered by Transamerica will have a duration of at least one year. The minimum amount that may be allocated or transferred to a guarantee period is $1,000. Purchase payments allocated to a guarantee period will be credited on the date the payment is received at the Service Center. Any amount transferred from another guarantee period or from a variable sub-account to a guarantee period will establish a new guarantee period as of the effective date of the transfer.


Guarantee Period

         Each guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date the guarantee period is established and the duration chosen by the owner. A guarantee period chosen may not extend beyond the annuity date.

         Transamerica reserves the right to limit the maximum number of guarantee periods that may be in effect at any one time.

         Transamerica will establish effective annual rates of interest for each guarantee period. The effective annual rate of interest established by Transamerica for a guarantee period will remain in effect for the duration of the guarantee period.
         Interest will be credited to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period. Amounts withdrawn or transferred from a guarantee period prior to its expiration date will be subject to an Interest Adjustment as described below. In no event will the effective annual rate of interest applicable to a guarantee period be less than 3% per year.

Interest Adjustment

         If any amount is withdrawn or transferred from a guarantee period prior to its expiration date (excluding withdrawals for the purpose of paying the death benefit), the amounts withdrawn or transferred will be subject to an interest adjustment. The interest adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The interest adjustment is computed by multiplying the amount withdrawn or transferred by the following factor:

                   [(1 + I) divided by (1 + J + 0.005)]N/12 -1

         where:

         I        is the guaranteed interest rate in effect;

         J is the current interest rate available for a period equal to the number of years remaining in the guarantee period at the time of withdrawal or transfer (fractional years are rounded up to the next full year); and

         N is the number of full months remaining in the term at the time the withdrawal or transfer request is processed.

         In general the interest adjustment will operate to decrease the value upon withdrawal or transfer when the guaranteed interest rate in effect for that allocation is lower than the current interest rate (as of the date of the transaction) that would apply for a guarantee period equal to the number of full or fractional years remaining in the guarantee period as of that date. (For purposes of determining the interest adjustment, if the company does not offer a guarantee period of that duration, the applicable current interest rate will be determined by linear interpolation between current interest rates for two periods that are available). If the current interest rate thus determined plus 1/2 of one percent is greater than the guaranteed interest rate, the interest adjustment will be negative and amount withdrawn or transferred will be decreased. However, the value will never be decreased below the initial allocation plus daily interest at 3% interest per year. There are no positive interest adjustments.

Expiration of a guarantee period

         At least 45 days, but not more than 60 days, prior to the expiration date of a guarantee period, Transamerica will notify the owner as to the options available when a guarantee period expires. The owner may elect one of the following:

         (a)      transfer  the amount  held in that  guarantee  period to a new
                  guarantee   period   from  among   those   being   offered  by
                  Transamerica at such time.

         (b) transfer the amount held in that guaranteed period to one or more variable sub-accounts or to another general account option then available.

         Transamerica must receive the owner's notice electing one of these at the Service Center by the expiration date of the guarantee period. If such election has not been received by Transamerica at the Service Center, the amount held in that guarantee period will remain in the guaranteed period account and a new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by Transamerica with a new guaranteed interest rate declared by Transamerica for that guarantee period. The new guarantee period will start on the day following the expiration date of the previous guarantee period.

         If Transamerica is not currently offering guarantee period having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration, or if Transamerica is not offering a guarantee period longer than the duration of the expiring guarantee period, the next shorter duration. However, no guarantee period can extend beyond the annuity date.

         If the amount held in an expiring guarantee period is less than $1,000, Transamerica reserves the right to transfer such amount to the money market variable sub-account.

Appendix B

Example of Variable Accumulation Unit Value Calculations

         Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245. If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

Example of Variable Annuity Unit Value Calculations

         Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been
13.500000. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893). 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

Example of Variable Annuity Payment Calculations

         Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

         Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000. Then the first variable annuity payment would be:

         3.200 x 15.5 x 5.73 divided by 1,000 = $284.21,
 and the number of variable annuity units credited for future payments would be:
         284.21 divided by 13.5 = 21.052444.

         For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be $285.59 (21.052444 x 13.565712).

                     STATEMENT OF ADDITIONAL INFORMATION FOR
                            TRANSAMERICA SERIES sm -
                             TRANSAMERICA CLASSIC sm

                                                 VARIABLE ANNUITY

                                    Issued By
                 Transamerica Life Insurance and Annuity Company


         This statement of additional information expands upon subjects discussed in the current prospectus for the Transamerica Classic sm Variable Annuity ("contract") issued by Transamerica Life Insurance and Annuity Company ("Transamerica") through Separate Account VA-6. The owner may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance and Annuity Company, Annuity Service Center,401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or calling (8000 420-7749. Terms used in the current prospectus for the contract are incorporated into this statement.


         The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.



   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.












                                December 22, 1997

TABLE OF CONTENTS
                                                                          Page

THE CONTRACT
NET INVESTMENT FACTOR
SETTLEMENT OPTION PAYMENTS

         Variable Annuity Units and Payments
         Variable Annuity Unit Value
         Transfers After the Annuity Date

GENERAL PROVISIONS IRS Required Distributions Non-Participating Misstatement of Age or Sex Proof of Existence and Age Annuity Data Assignment Annual Report Incontestability Entire Contract Changes in the Contract Protection of Benefits Delay of Payments Notices and Directions

CALCULATION OF YIELDS AND TOTAL RETURNS
         Money Market Sub-Account Yield Calculation
         Other Sub-Account Yield Calculations
         Standard Total Return Calculations
         Adjusted Historical Portfolio Performance Data
         Other Performance Data

HISTORIC PERFORMANCE DATA
         General Limitations
         Adjusted Historical Sub-Account Performance Data

DISTRIBUTION OF THE CONTRACT
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
STATE REGULATION
RECORDS AND REPORTS
FINANCIAL STATEMENTS

THE CONTRACT

           The  following  pages  provides  additional   information  about  the
contract which may be of interest to some owners.

NET INVESTMENT FACTOR

         For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus
(c) minus (d):

         Where (a) is:


         The net asset value per share held in the sub-account, as of the end of the valuation period; plus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus or minus a per-share charge or credit as Transamerica may determine, as of the end of the valuation period, for taxes.


         Where (b) is:

         The net asset value per share held in the sub-account as of the end of the last prior valuation period.

         Where (c) is:

         The daily charge of 0.00329% (1.20% annually) for the mortality and expense risk charge times the number of calendar days in the current valuation period.

         Where (d) is:

         The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

             A valuation day is defined as any day that the New York Stock Exchange is open.



SETTLEMENThe variable settlement options provide for payments that fluctuate in dollar amount, based on the investment performance of the selected variable sub-account(s).


Variable Annuity Units and Payments

         For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the contract; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

         The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

         The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below.

         The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. Transamerica may offer other assumed interest rates than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date


         After the annuity date, the owner may transfer variable annuity units from one sub-account to another, subject to certain limitations. See "Transfers" page 25 of the prospectus. The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. Transamerica reserves the right to change this day of the month.


         The formula used to determine a transfer after the annuity date can be found in the Appendix to this statement of additional information.


GENERAL PROVISIONS


IRS Required Distributions

         If any owner under a non-qualified contract dies before the entire interest in the contract is distributed, the value generally must be distributed to the designated beneficiary so that the contract qualifieS as an annuity under the Code. (See "Federal Tax Matters" page 38 of the prospectus.)


Non-Participating

         The contract is non-participating. No dividends are payable and the contract will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

         If the age or sex of the annuitant or any other measuring life has been misstated in the application, the settlement option payments under the contract will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by Transamerica as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

         Before making any payment under the contract, Transamerica may require proof of the existence and/or proof of the age of the annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

Annuity Data

         Transamerica will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment


         No assignment of a contract will be binding on Transamerica unless made in writing and given to Transamerica at the Service Center. Transamerica is not responsible for the adequacy of any assignment. The owner's rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.


Annual Report

         At least once each contract year prior to the annuity date, the owner will be given a report of the current account value allocated to each sub-account of the variable account and any general account option. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability


         Each contract is incontestable from the contract effective date except in certain states where medical questions are required on the application for the optional Living Benefits Rider.

Entire Contract

         Transamerica has issued the contract in consideration and acceptance of the payment of the initial purchase payment and certain required information in an acceptable form and manner or, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and along with the contract constitutes the entire contract.

         The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. The owner has all rights and benefits under the individual certificate issued under the group contract.

Changes in the Contract

         Only two authorized officers of Transamerica, acting together, have the authority to bind Transamerica or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. Transamerica will not be bound by any promise or representation made by any other persons.

         Transamerica may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

         To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

Delay of Payments

         Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that Transamerica may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

         In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in a acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.


         Transamerica may delay payment of any withdrawal from any general account options for a period of not more than six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment. See "Cash Withdrawals" page 27 of the prospectus.


Notices and Directions


         Transamerica  will  not  be  bound  by  any  authorization,  direction,
election  or  notice  which  is  not,  in  a  form  and  manner   acceptable  to
Transamerica, and received at the Service Center.


         Any written notice requirement by Transamerica to the owner will be satisfied by our mailing of any such required written notice, by first-class mail, to the owner's last known address as shown on our records.


CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

         In accordance with regulations adopted by the Commission, Transamerica is required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

         The Commission also permits Transamerica to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of purchase payments) that may be applicable to a contract.

Other Sub-Account Yield Calculations

         Transamerica may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

             YIELD=        2[{a-b + 1}6 -  1]
                                 cd

         Where:

         a        = net  investment  income  earned  during  the  period  by the portfolio attributable to the shares owned by the sub-account.
         b  =     expenses for the sub-account accrued for the period (net of reimbursements).
         c  =     the average daily number of variable accumulation units
outstanding during the period.
         d  =     the maximum offering price per variable accumulation unit on the last day of the period.

         Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. Contingent deferred sales load range from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment.

         Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

         Transamerica may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

         All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales loads that may be applicable to a particular period.

Adjusted Historical Portfolio Performance Data

         Transamerica may also disclose "historic" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect.

         This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

         Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

         Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

         CTR = {ERV/P} -  1

         Where:
         CTR =             the cumulative total return net of sub-account
recurring charges for the period.
         ERV =             ending  redeemable  value of a hypothetical  $1,000
payment at the beginning of the one,
                           five, or ten-year period at the end of the one, five,
                           or  ten-year  period  (or  fractional  portion of the
                           period).
         P =               a hypothetical initial payment of $1,000.

         All non-standard performance data will be advertised only if the standard performance data is also disclosed.


HISTORIC PERFORMANCE DATA

         General Limitations

         The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

         Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. Transamerica has no reason to doubt the accuracy of the figures provided by the portfolios. Transamerica has not verified these figures.

Adjusted Historical Sub-Account Performance Data

         The charts below show adjusted historical performance date for sixteen sub-accounts for the periods, prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contracts. These figures are not an indication of the future performance of the sub-accounts.

         The dates next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio. The Transamerica VIF Money Market portfolio has not yet commenced operations. The sub-accounts will commence operations January 2, 1998. Hence, there is no actual performance data for these sub-accounts.

Notes:

1. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

         Standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider.


-------------------


        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96

---------------------------- --------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           21.30%           15.77%            N/A              N/A               20.55%
Growth (9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley UF                 N/A             N/A              N/A              N/A                 N/A
International Magnum
(1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap           10.01%           15.43%          34.32%             N/A               46.65%
(8/30/90) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust          11.78%           8.24%           12.27%             N/A               13.06%
Small Cap (7/31/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth         10.39%            N/A              N/A              N/A               19.60%
(7/23/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Premier            14.53%           17.60%            N/A              N/A               17.09%
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Capital             17.65%           17.25%            N/A              N/A               15.64%
Appreciation (4/27/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Research (7/25/95)      15.40%            N/A              N/A              N/A               18.39%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth         21.29%           26.46%          22.59%           20.69%              16.43%
(12/1/80) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alger American Income &         13.30%           11.74%          10.16%             N/A                9.73%
Growth (11/14/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Growth &           16.55%           16.40%          13.11%             N/A               11.26%
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income        16.57%            N/A              N/A              N/A               20.09%
(10/5/95)

---------------------------------------------------------------------------------------------------------------------

Janus Aspen Balanced             9.45%           10.73%            N/A              N/A               11.98%
(9/12/93)

---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust          15.35%           19.91%          17.20%             N/A               18.40%
Managed (7/31/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley UF High            N/A             N/A              N/A              N/A                 N/A
Yield (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley UF Fixed           N/A             N/A              N/A              N/A                 N/A
Income (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money            N/A             N/A              N/A              N/A                 N/A
Market (1/1/98)

---------------------------------------------------------------------------------------------------------------------


         Standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of purchase payments) and optional Living
Benefits Rider fee of 0.05% per annum.


---------------------------- --------------- ---------------- --------------- ----------------- ---------------------

        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96

---------------------------- --------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           21.24%           15.71%            N/A              N/A               20.48%
Growth (9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF
International Magnum
(1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 9.95%           15.37%          34.25%             N/A               46.58%
Dreyfus VIF Small Cap
(8/30/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                11.72%           8.18%           12.21%             N/A               13.00%
OCC Accumulation Trust
Small Cap (7/31/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                10.33%            N/A              N/A              N/A               19.53%
MFS VIT Emerging Growth
(7/23/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                14.48%           17.54%            N/A              N/A               17.03%
Alliance VPF Premier
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                17.59%           17.19%            N/A              N/A               15.58%
Dreyfus VIF Capital
Appreciation (4/27/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.34%            N/A              N/A              N/A               18.33%
MFS VIT Research (7/25/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.23%           26.40%          22.53%           20.63%              16.37%
Transamerica VIF Growth
(12/1/80) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                13.24%           11.68%          10.11%             N/A                9.67%
Alger American Income &
Growth (11/14/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                16.49%           16.34%          13.05%             N/A               11.21%
Alliance VPF Growth &
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                16.51%            N/A              N/A              N/A               20.03%
MFS VIT Growth w/ Income
(10/8/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 9.40%           10.67%            N/A              N/A               11.92%
Janus Aspen Balanced
(9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.29%           19.85%          17.14%             N/A               18.34%
OCC Accumulation Trust
Managed (7/31/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF High
Yield (1/1/97)

-----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF Fixed
Income (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Transamerica VIF Money
Market (1/1/98)

---------------------------------------------------------------------------------------------------------------------





         Non-standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider.


---------------------------- --------------- ---------------- --------------- ----------------- ---------------------

        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96

---------------------------- --------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           26.40%           16.82%            N/A              N/A               21.37%
Growth (9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF
International Magnum
(1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.11%           16.48%          34.53%             N/A               46.69%
Dreyfus VIF Small Cap
(8/30/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                16.88%           9.44%           12.69%             N/A               13.06%
OCC Accumulation Trust
Small Cap (7/31/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.49%            N/A              N/A              N/A               22.84%
MFS VIT Emerging Growth
(7/23/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                19.63%           18.61%            N/A              N/A               17.52%
Alliance VPF Premier
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                22.75%           18.27%            N/A              N/A               16.41%
Dreyfus VIF Capital
Appreciation (4/27/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                20.50%            N/A              N/A              N/A               21.66%
MFS VIT Research (7/25/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                26.39%           27.34%          22.89%           20.69%              16.43%
Transamerica VIF Growth
(12/1/80) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                18.40%           12.86%          10.62%             N/A                9.73%
Alger American Income &
Growth (11/14/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.65%           17.44%          13.52%             N/A               11.60%
Alliance VPF Growth &
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.67%            N/A              N/A              N/A               24.04%
MFS VIT Growth w/ Income
(10/8/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                14.55%           11.87%            N/A              N/A               12.96%
Janus Aspen Balanced
(9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                20.45%           20.89%          17.56%             N/A               18.40%
OCC Accumulation Trust
Managed (7/31/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF High
Yield (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF Fixed
Income (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Transamerica VIF Money
Market (1/1/98)

---------------------------------------------------------------------------------------------------------------------





         Non-standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum and, an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum 6% of purchase payments).
They do reflect deduction of the fee for the optional Living Benefits Rider Fee of 0.05% per annum.


---------------------------- --------------- ---------------- --------------- ----------------- ---------------------

        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96

---------------------------- --------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           26.34%           16.76%            N/A              N/A               21.31%
Growth (9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF
International Magnum
(1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.05%           16.42%          34.46%             N/A               46.61%
Dreyfus VIF Small Cap
(8/30/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                16.82%           9.38%           12.63%             N/A               13.00%
OCC Accumulation Trust
Small Cap (7/31/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.43%            N/A              N/A              N/A               22.78%
MFS VIT Emerging Growth
(7/23/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                19.58%           18.55%            N/A              N/A               17.46%
Alliance VPF Premier
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                22.69%           18.21%            N/A              N/A               16.36%
Dreyfus VIF Capital
Appreciation (4/27/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                20.44%            N/A              N/A              N/A               21.60%
MFS VIT Research (7/25/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                26.33%           27.28%          22.83%           20.63%              16.37%
Transamerica VIF Growth
(12/1/80) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                18.34%           12.81%          10.57%             N/A                9.67%
Alger American Income &
Growth (11/14/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.59%           17.38%          13.46%             N/A               11.54%
Alliance VPF Growth &
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.61%            N/A              N/A              N/A               23.98%
MFS VIT Growth w/ Income
(10/8/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                14.50%           11.81%            N/A              N/A               12.90%
Janus Aspen Balanced
(9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                20.39%           20.83%          17.50%             N/A               18.34%
OCC Accumulation Trust
Managed (7/31/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF High
Yield (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF Fixed
Income (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Transamerica VIF Money
Market (1/1/98)

---------------------------------------------------------------------------------------------------------------------





         Adjusted historical standard cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider.


--------------------------- ---------------- ---------------- --------------- ----------------- ---------------------

       SUB-ACCOUNT                                                                              For the period from
 (date of commencement of   For the 1-year   For the 3-year      For the      For the 10-year     commencement of
       operation of          period ending    period ending   5-year period    period ending         portfolio
 corresponding portfolio)      12/31/96         12/31/96          ending          12/31/96         operations to
                                                                 12/31/96                             12/31/96

--------------------------- ---------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           21.30%           55.15%            N/A              N/A               85.41%
Growth (9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 N/A              N/A              N/A              N/A                 N/A
Morgan Stanley UF
International Magnum
(1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                10.01%           53.78%          337.20%            N/A              1034.15%
Dreyfus VIF Small Cap
(8/30/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                11.78%           26.81%          78.33%             N/A               181.28%
OCC Accumulation Trust
Small Cap (7/31/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                10.39%            N/A              N/A              N/A               29.48%
MFS VIT Emerging Growth
(7/23/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                14.53%           62.62%            N/A              N/A               103.96%
Alliance VPF Premier
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                17.65%           61.19%            N/A              N/A               70.76%
Dreyfus VIF Capital
Appreciation (4/27/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.40%            N/A              N/A              N/A               27.48%
MFS VIT Research (7/25/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.29%          102.24%          176.88%          555.69%            1057.12%
Transamerica VIF Growth
(12/1/80) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                13.30%           39.52%          62.25%             N/A               112.80%
Alger American Income &
Growth (11/14/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                16.55%           57.70%          85.12%             N/A               89.07%
Alliance VPF Growth &
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                16.57%            N/A              N/A              N/A               25.32%
MFS VIT Growth w/ Income
(10/8/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                9.45%            35.75%            N/A              N/A               45.32%
Janus Aspen Balanced
(9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.35%           72.41%          121.10%            N/A               314.94%
OCC Accumulation Trust
Managed (7/31/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 N/A              N/A              N/A              N/A                 N/A
Morgan Stanley UF High
Yield (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 N/A              N/A              N/A              N/A                 N/A
Morgan Stanley UF Fixed
Income (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 N/A              N/A              N/A              N/A                 N/A
Transamerica VIF Money
Market (1/1/98)

---------------------------------------------------------------------------------------------------------------------



         Adjusted historical standard cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of purchase payments) and the optional Living Benefits Rider Fee of 0.05% per annum.


--------------------------- ----------------- --------------- ---------------- ---------------- ---------------------

       SUB-ACCOUNT                                                                              For the period from
 (date of commencement of    For the 1-year      For the      For the 5-year       For the        commencement of
       operation of          period ending    3-year period    period ending   10-year period        portfolio
 corresponding portfolio)       12/31/96          ending         12/31/96      ending 12/31/96     operations to
                                                 12/31/96                                             12/31/96

--------------------------- ----------------- --------------- ---------------- ---------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           21.24%           54.92%            N/A              N/A               85.10%
Growth (9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley UF                 N/A              N/A             N/A              N/A                 N/A
International Magnum
(1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap            9.95%           53.55%          336.10%            N/A              1030.55%
(8/30/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust          11.72%           26.61%           77.88%            N/A               180.10%
Small Cap (7/31/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth         10.33%             N/A             N/A              N/A               29.39%
(7/23/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Premier            14.48%           62.37%            N/A              N/A               103.50%
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Capital             17.59%           60.94%            N/A              N/A               70.43%
Appreciation (4/27/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Research (7/25/95)      15.34%             N/A             N/A              N/A               27.39%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth         21.23%           101.93%         176.18%          552.43%            1047.85%
(12/1/80) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alger American Income &         13.24%           39.30%           61.83%            N/A               111.94%
Growth (11/14/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Growth &           16.49%           57.46%           84.66%            N/A               88.49%
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income        16.51%             N/A             N/A              N/A               25.24%
(10/8/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Balanced             9.40%           35.54%            N/A              N/A               45.07%
(9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust          15.29%           72.15%          120.54%            N/A               313.20%
Managed (7/31/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley UF High            N/A              N/A             N/A              N/A                 N/A
Yield (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley UF Fixed           N/A              N/A             N/A              N/A                 N/A
Income (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)

---------------------------------------------------------------------------------------------------------------------




         Adjusted historical  non-standard  cumulative total returns for periods since  inception of the  portfolio  for each  sub-account  are as follow.  These
figures   include   mortality   and   expenses   charges  of  1.20%  per  annum,
administrative  expenses charge of 0.15% per annum and an account fee of $30 per annum  adjusted  for average  account  size but do not  reflect  any  applicable contingent  deferred sales load (maximum of 6% of purchase  payments) and do not reflect any fee deduction for the optional Living Benefits Rider.


--------------------------- ----------------- --------------- ---------------- ---------------- ---------------------

       SUB-ACCOUNT                                                                              For the period from
 (date of commencement of    For the 1-year      For the      For the 5-year       For the        commencement of
       operation of          period ending    3-year period    period ending   10-year period        portfolio
 corresponding portfolio)       12/31/96          ending         12/31/96      ending 12/31/96     operations to
                                                 12/31/96                                             12/31/96

--------------------------- ----------------- --------------- ---------------- ---------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           26.40%           59.40%            N/A              N/A               89.66%
Growth (9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley UF                 N/A              N/A             N/A              N/A                 N/A
International Magnum
(1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap           15.11%           58.03%          340.60%            N/A              1035.85%
(8/30/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust          16.88%           31.06%           81.73%            N/A               181.28%
Small Cap (7/31/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth         15.49%             N/A             N/A              N/A               34.58%
(7/23/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Premier            19.63%           66.87%            N/A              N/A               107.36%
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Capital             22.75%           65.44%            N/A              N/A               75.01%
Appreciation (4/27/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Research (7/25/95)      20.50%             N/A             N/A              N/A               32.58%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth         26.39%           106.49%         180.28%          555.69%            1057.12%
(12/1/80) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alger American Income &         18.40%           43.77%           65.65%            N/A               112.80%
Growth (11/14/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Growth &           21.65%           61.95%           88.52%            N/A               92.47%
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income        21.67%             N/A             N/A              N/A               30.42%
(10/8/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Balanced            14.55%           40.00%            N/A              N/A               49.57%
(9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust          20.45%           76.66%          124.50%            N/A               314.94%
Managed (7/31/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley UF High            N/A              N/A             N/A              N/A                 N/A
Yield (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley UF Fixed           N/A              N/A             N/A              N/A                 N/A
Income (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)

---------------------------------------------------------------------------------------------------------------------




         Adjusted historical  non-standard  cumulative total returns for periods since  inception of the  portfolio  for each  sub-account  are as follow.  These
figures   include   mortality   and   expenses   charges  of  1.20%  per  annum,
administrative  expenses charge of 0.15% per annum and an account fee of $30 per annum  adjusted  for average  account  size,  but do not reflect any  applicable contingent  deferred  sales load  (maximum  6% of  purchase  payments).  They do reflect  deductions  of the fee for the optional  Living  Benefits  Rider Fee of
0.05% per annum.


---------------------------- --------------- ---------------- --------------- ----------------- ---------------------

        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96

---------------------------- --------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           26.34%           59.17%            N/A              N/A               89.35%
Growth (9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF
International Magnum
(1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.05%           57.80%          339.50%            N/A              1032.25%
Dreyfus VIF Small Cap
(8/30/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                16.82%           30.86%          81.28%             N/A               180.10%
OCC Accumulation Trust
Small Cap (7/31/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                15.43%            N/A              N/A              N/A               34.49%
MFS VIT Emerging Growth
(7/23/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                19.58%           66.62%            N/A              N/A               106.90%
Alliance VPF Premier
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                22.69%           65.19%            N/A              N/A               74.68%
Dreyfus VIF Capital
Appreciation (4/27/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                20.44%            N/A              N/A              N/A               32.49%
MFS VIT Research (7/25/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                26.33%          106.18%          179.58%          552.43%            1047.85%
Transamerica VIF Growth
(12/1/80)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                18.34%           43.55%          65.23%             N/A               111.94%
Alger American Income &
Growth (11/14/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.59%           61.71%          88.06%             N/A               91.89%
Alliance VPF Growth &
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.61%            N/A              N/A              N/A               30.34%
MFS VIT Growth w/ Income
(10/8/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                14.50%           39.79%            N/A              N/A               49.32%
Janus Aspen Balanced
(9/12/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                20.39%           76.40%          123.94%            N/A               313.20%
OCC Accumulation Trust
Managed (7/31/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF High
Yield (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Morgan Stanley UF Fixed
Income (1/1/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  N/A             N/A              N/A              N/A                 N/A
Transamerica VIF Money
Market (1/1/98)

---------------------------------------------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACT
         Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and any affiliated of Transamerica. TSSC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         TSSC has entered into sales agreements with other broker-dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

         Under the agreements, applications for contracts will be sold by broker-dealers which will receive compensation as described in the Prospectus.

         The offering of the contracts is expected to be continuous and TSSC does not anticipate discontinuing the offering of the contracts. However, TSSC reserves the right to discontinue the offering of the contracts.


         During fiscal year 1996, no commissions were paid to TSSC as underwriter of the contracts; no amounts were retained by TSSC. Under the Sales Agreement, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 5.75% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commission may be paid.


SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

         Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

         Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS


         All records and accounts relating to the variable account will be maintained by Transamerica or by the Service Center. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

         Because the variable account has not yet commenced operations, there is no financial statement for the variable account.

         The financial statements for Transamerica included in this statement of additional information should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

Accumulation Transfer Formula

  Transfers after the annuity date are implemented according to the following formulas:

(1) Determine the number of units to be transferred from the variable sub-account as follows:
= AT/AUV1

(2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
= UNIT1   AT/AUV1

(3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
= UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next Variable Accumulation Payment's due date.

         Where:

         (AUV1) is the variable accumulation Unit value of the Variable sub-account that the transfer is being made from as of the end of the valuation Period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the Variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.

                    Audited Consolidated Financial Statements



        Transamerica Life Insurance and Annuity Company and Subsidiaries


                                December 31, 1996

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

Audited Consolidated Financial Statements

December 31, 1996






Audited Consolidated Financial Statements

Report of Independent Auditors............................  1
Consolidated Balance Sheet................................  2
Consolidated Statement of Income..........................  3
Consolidated Statement of Shareholder's Equity............  4
Consolidated Statement of Cash Flows......................  5
Notes to Consolidated Financial Statements................  6

                                                                    1
4112/T-4
3/20/97







                                           REPORT OF INDEPENDENT AUDITORS



Board of Directors
Transamerica Life Insurance and Annuity Company


We have audited the accompanying consolidated balance sheet of Transamerica Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Transamerica Life Insurance and Annuity Company and subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note A, Transamerica Life Insurance and Annuity Company and subsidiaries changed their method of accounting for certain debt securities effective January 1, 1994.





February 12, 1997



TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET

                                                                                     December 31
                                                                            1996                     1995
                                                                   ---------------------     ------------
                                                                                (In thousands, except
                                                                                   for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $          13,687,899    $          12,951,154
   Equity securities available for sale                                            87,812                   52,930
   Mortgage loans on real estate                                                  395,855                  399,711
   Real estate                                                                        608                    3,426
   Policy loans                                                                    20,362                   16,619
   Other long-term investments                                                     11,302                   14,810
   Short-term investments                                                          33,790                   45,977
                                                                    ---------------------    ---------------------
                                                                               14,237,628               13,484,627
Cash                                                                                4,368                   22,421
Accrued investment income                                                         177,420                  170,838
Accounts receivable                                                                47,261                   19,501
Reinsurance recoverable on paid and unpaid losses                                  22,104                   19,165
Deferred policy acquisitions costs                                                248,442                  198,349
Other assets                                                                       35,544                   74,501
Separate account assets                                                         1,638,946                1,348,388
                                                                    ---------------------    ---------------------

                                                                    $          16,411,713    $          15,337,790
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy liabilities:
   Policyholder contract deposits                                   $          10,271,301    $           9,305,237
   Reserves for future policy benefits                                          3,150,082                3,242,722
   Policy claims and other                                                         40,241                   25,583
                                                                    ---------------------    ---------------------
                                                                               13,461,624               12,573,542

Income tax liabilities                                                            115,457                  192,436
Accounts payable and other liabilities                                            132,019                   95,913
Separate account liabilities                                                    1,638,946                1,348,388
                                                                    ---------------------    ---------------------
                                                                               15,348,046               14,210,279
Shareholder's equity:
   Common stock ($100 par value):
     Authorized--50,000 shares
     Issued and outstanding --15,300 shares                                         1,530                    1,530
   Additional paid-in capital                                                     241,791                  241,561
   Retained earnings                                                              632,098                  533,330
   Net unrealized investment gains                                                188,248                  351,090
                                                                    ---------------------    ---------------------
                                                                                1,063,667                1,127,511
                                                                    ---------------------    ---------------------

                                                                    $          16,411,713    $          15,337,790
                                                                    =====================    =====================



See notes to consolidated financial statements.



TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF INCOME

                                                                                Year Ended December 31
                                                                        1996             1995             1994
                                                                 ----------------  ---------------  ----------
                                                                                    (In thousands)

Revenues:
   Premiums and other considerations                             $       219,381   $       294,163  $       201,182
   Net investment income                                               1,037,417           956,134          840,725
   Net realized investment gains (losses)                                  8,333            19,023             (740)
                                                                 ---------------   ---------------  ---------------
             TOTAL REVENUES                                            1,265,131         1,269,320        1,041,167


Benefits:
   Benefits paid or provided                                             937,084           860,118          731,117
   Increase in policy reserves and
     liabilities                                                          51,508           158,040          109,799
                                                                 ---------------   ---------------  ---------------
                                                                         988,592         1,018,158          840,916

Expenses:
   Amortization of deferred policy
     acquisition costs                                                    16,949            12,048           13,952
   Salaries and salary related expenses                                   46,261            38,846           32,791
   Other expenses                                                         63,993            46,889           41,025
                                                                 ---------------   ---------------  ---------------
                                                                         127,203            97,783           87,768
                                                                 ---------------   ---------------  ---------------
                                 TOTAL BENEFITS AND EXPENSES           1,115,795         1,115,941          928,684
                                                                 ---------------   ---------------  ---------------

             INCOME BEFORE INCOME TAXES                                  149,336           153,379          112,483

Provision for income taxes                                                50,568            80,532           39,163
                                                                 ---------------   ---------------  ---------------

                                                  NET INCOME     $        98,768   $        72,847  $        73,320
                                                                 ===============   ===============  ===============



See notes to consolidated financial statements.


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY


                                                                                                               Net
                                                                                                           Unrealized
                                                                           Additional                      Investment
                                                     Common Stock            Paid-in        Retained         Gains
                                                Shares        Amount         Capital       Earnings        (Losses)
                                                                (in thousands, except for share data)

Balance at January 1, 1994                       15,000    $     1,500   $    239,895   $     387,163    $       7,652

   Cumulative effect of change in
     accounting for investments                                                                                413,800
   Net income                                                                                  73,320
   Change in net unrealized
     investment gains (losses)                                                                                (637,116)

Balance at December 31, 1994                     15,000          1,500        239,895         460,483         (215,664)

   Net income                                                                                  72,847
   Common stock issued                              300             30
   Capital contributions from
     parent                                                                     1,666
   Change in net unrealized
     investment gains (losses)                                                                                 566,754

Balance at December 31, 1995                     15,300          1,530        241,561         533,330          351,090

   Net income                                                                                  98,768
   Capital contributions from
     parent                                                                       230
   Change in net unrealized
     investment gains                                                                                         (162,842)

Balance at December 31, 1996                     15,300    $     1,530   $    241,791   $     632,098    $     188,248
                                             ==========    ===========   ============   =============    =============



See notes to consolidated financial statements.



TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                      Year Ended December 31
                                                                           1996                1995               1994
                                                                     -----------------  ------------------  ----------
                                                                                          (In thousands)
OPERATING ACTIVITIES
   Net income                                                        $          98,768   $          72,847  $          73,320
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Changes in:
         Reinsurance recoverable
           and accounts receivable                                             (30,699)            (19,588)           (10,310)
         Policy liabilities                                                    589,476             647,724            563,969
         Other assets, accounts payable and other
           liabilities, and income taxes                                        66,536             (88,884)           (17,527)
       Policy acquisition costs deferred                                       (57,498)            (50,483)           (45,504)
       Amortization of deferred policy acquisition costs                        16,969              13,910             16,832
       Net realized gains on investment transactions                            (8,353)            (20,885)            (2,140)
       Other                                                                   (18,875)             26,818            (32,014)
                                                                     -----------------   -----------------  -----------------

                                            NET CASH PROVIDED BY
                                            OPERATING ACTIVITIES               656,324             581,459            546,626


INVESTMENT ACTIVITIES
   Purchases of securities                                                  (4,044,338)         (3,873,531)        (5,922,110)
   Purchases of other investments                                             (114,058)           (219,898)          (101,984)
   Sales of securities                                                       2,669,548           2,386,893          2,763,971
   Sales of other investments                                                  117,881              70,071             51,969
   Maturities of securities                                                    247,411             252,315          2,016,369
   Net change in short-term investments                                         12,187             (15,466)            11,345
  Other                                                                         (5,614)             (6,204)             2,253
                                                                     -----------------   -----------------  -----------------

                                                NET CASH USED BY
                                            INVESTING ACTIVITIES            (1,116,983)         (1,405,820)        (1,178,187)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                               4,254,998           3,321,069          2,311,431
   Withdrawals from policyholder contract deposits                          (3,812,392)         (2,477,169)        (1,680,994)
   Capital contribution from parent                                                  -                  30                  -
                                                                     -----------------   -----------------  -----------------

                                            NET CASH PROVIDED BY
                                            FINANCING ACTIVITIES               442,606             843,930            630,437
                                                                     -----------------   -----------------  -----------------

                                     INCREASE (DECREASE) IN CASH               (18,053)             19,569             (1,124)

Cash at beginning of year                                                       22,421               2,852              3,976
                                                                     -----------------   -----------------  -----------------

                                             CASH AT END OF YEAR     $           4,368   $          22,421  $           2,852
                                                                     =================   =================  =================



See notes to consolidated financial statements.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1996


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Life Insurance and Annuity Company ("TALIAC") and its subsidiaries (collectively, "the Company") engage in providing life insurance, pension and annuity products, structured settlements and investments, which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States.

Basis of Presentation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Use of Estimates: Certain amounts reported in the accompanying consolidated financial statements are based on the management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In June of 1996, the Financial Accounting Standards Board issued a new standard on accounting for transfers of financial assets, servicing of financial assets and extinguishment of liabilities. The Company must adopt the standard in 1997. The standard requires that a transfer of financial assets be accounted for as a sale only if certain specified conditions for surrender of control over the transferred assets exist. When adopted, the standard is not expected to have a material effect on the consolidated financial position or results of operations of the Company.

In 1996, the Company adopted the Financial Accounting Standards Board's new standard on accounting for the impairment of long-lived assets and for long-lived assets to be disposed of. The standard requires that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell of the asset to be disposed of. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1995, the Company adopted the Financial Accounting Standards Board's standard on accounting for impairment of loans which requires that an impaired loan be measured based on the present value of expected cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1994, the Company adopted the Financial Accounting Standards Board's standard on accounting for certain investments in debt and equity securities which requires the Company to report at fair value, with unrealized gains and losses excluded from earnings and reported on an after tax basis as a separate component of shareholder's equity, its investments in debt securities for which the Company does not have the positive intent and ability to hold to maturity. Additionally, such unrealized gains and losses are considered in evaluating deferred policy acquisition costs and policy liabilities, with any resultant adjustment also excluded from earnings and reported on an after tax basis in shareholder's equity. As of January 1, 1994, the impact of adopting the standard was to increase shareholder's equity by $413.8 million (net of deferred policy acquisition cost adjustment of $107.6 million and deferred taxes of $222.8 million) with no effect on net income.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of TALIAC and its subsidiaries, all of which operate primarily in the life insurance industry. TALIAC is a wholly owned subsidiary of Transamerica Occidental Life Insurance Company (the "parent") which is an indirect wholly owned subsidiary of Transamerica Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Investments:  Investments are shown on the following bases:

       Fixed maturities--All debt securities, including redeemable preferred stocks, are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines. Derivative instruments are also reported as a component of fixed maturities and are carried at fair value if designated as hedges of securities available for sale or at amortized cost if designated as hedges of liabilities. See Note K - Financial Instruments.

       Equity securities available for sale (common and nonredeemable preferred stocks)--at fair value. The Company does not carry any equity securities principally for the purpose of trading.

       Mortgage  loans  on  real  estate--at   unpaid  balances,   adjusted  for
       amortization  of  premium  or  discount,   less  allowance  for  possible
       impairment.

       Real estate--Investment real estate that the Company intends to hold for the production of income is carried at depreciated cost less allowance for possible impairment. Properties held for sale, primarily foreclosed assets, are carried at the lower of depreciated cost or fair value less estimated selling costs.

       Policy loans--at unpaid balances.

       Other  long-term   investments--at  cost,  less  allowance  for  possible
impairment.

       Short-term investments--at cost, which approximates fair value.

Realized gains and losses on disposal of investments are determined generally on a specific
identification basis. The Company reports realized gains and losses on investment transactions in the accompanying consolidated statement of income, net of the amortization of deferred policy acquisition costs when such amortization results from the realization of gains or losses other than as originally anticipated on the sale of investments associated with interest-sensitive products. Changes in fair values of fixed maturities available for sale and equity securities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and reserves for future policy benefits, net of deferred income taxes as a separate component of shareholder's equity and, accordingly, have no effect on net income.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable underwriting, issue and field office expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC is adjusted as if the unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate Accounts: The Company administers segregated asset accounts for certain holders of variable annuity contracts and other pension deposit contracts. The assets held in these Separate Accounts are invested primarily in fixed maturities, equity securities, other marketable securities, and short-term investments. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities, single premium immediate annuities, guaranteed investment contracts, and other group pension deposit contracts that do not have mortality or morbidity risk. Policyholder contract deposits on non-traditional life insurance and investment-type products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 3.2% to 9.5% in 1996 and 2.8% to 10% in 1995 and 1994.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include limited-payment life insurance policies, annuities with life contingencies and term life insurance policies. The reserves for future policy benefits for traditional life insurance products have been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. Interest assumptions range from 3.5% in earlier years to 11.25%. Reserves for future policy benefits are evaluated as if unrealized gains or losses on securities available for sale were realized and adjusted for any resultant premium deficiencies. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

Income Taxes: TALIAC and its subsidiaries are included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires TALIAC and its subsidiaries to accrue and settle income tax obligations in amounts that would result from filing separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded and private placements, fair values are estimated using values obtained from independent pricing services. Fair values for derivative instruments, including off-balance-sheet instruments, are estimated using values obtained from independent pricing services.

Fair values for equity securities are based on quoted market prices.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

The carrying amounts of short-term investments, cash, and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying consolidated balance sheet.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE B--INVESTMENTS

The cost and fair value of fixed maturities and equity securities available for sale are as follows (in thousands):


                                                                             Gross              Gross
                                                                          Unrealized         Unrealized             Fair
                                                          Cost               Gain               Loss                Value
December 31, 1996


   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                     $         133,066   $         14,715   $              49  $         147,732
   Obligations of states and political
     subdivisions                                            116,066              2,285                  46            118,305
   Foreign governments                                        30,162              2,057                   -             32,219
   Corporate securities                                    7,649,254            273,390              58,781          7,863,863
   Public utilities                                        1,700,327             80,106               8,331          1,772,102
   Mortgage-backed securities                              3,546,032            166,605              29,532          3,683,105
   Redeemable preferred stocks                                65,285             10,280               4,992             70,573
                                                   -----------------   ----------------   -----------------  -----------------

                         Total fixed maturities    $      13,240,192   $        549,438   $         101,731  $      13,687,899
                                                   =================   ================   =================  =================

   Equity securities                               $          31,749   $         58,095   $          2,032   $          87,812
                                                   =================   ================   ================   =================

December 31, 1995

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                     $          63,123   $          5,612                      $         68,735
   Obligations of states and political
     subdivisions                                             90,371              3,080                                93,451
   Foreign governments                                        33,024              4,480                                37,504
   Corporate securities                                    5,718,182            445,286   $         10,797          6,152,671
   Public utilities                                        1,643,203            141,813              1,082          1,783,934
   Mortgage-backed securities                              4,502,214            296,683              6,116          4,792,781
   Redeemable preferred stocks                                18,727              3,757                406             22,078
                                                   -----------------   ----------------   ----------------   ----------------

                         Total fixed maturities    $      12,068,844   $        900,711   $         18,401   $     12,951,154
                                                   =================   ================   ================   ================

   Equity securities                               $          27,379   $         26,685   $          1,134   $         52,930
                                                   =================   ================   ================   ================


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE B--INVESTMENTS (Continued)

The cost and fair value of fixed maturities available for sale at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

                                                                                                  Fair
                                                                                Cost              Value
     Maturity

     Due in 1997                                                          $        283,203  $        290,779
     Due in 1998-2001                                                            2,610,341         2,636,570
     Due in 2002-2006                                                            2,344,952         2,401,802
     Due after 2006                                                              4,390,379         4,605,070
                                                                          ----------------  ----------------
                                                                                 9,628,875         9,934,221

     Mortgage-backed securities                                                  3,546,032         3,683,105
     Redeemable preferred stock                                                     65,285            70,573
                                                                          ----------------  ----------------

                                                                          $     13,240,192  $    13,687,899
                                                                          ================  ===============

The components of the carrying value of real estate are as follows (in thousands):

                                                                                1996              1995
                                                                          ---------------   ----------

     Investment real estate                                               $           608   $           628
     Properties held for sale                                                           -             2,798
                                                                          ---------------   ---------------

                                                                          $           608   $         3,426
                                                                          ===============   ===============


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE B--INVESTMENTS (Continued)

As of December 31, 1996, the Company held total investments in each of the following issuers, other than the United States Government or a United States Government agency or authority, which exceeded 10% of total shareholder's equity (in thousands) (See Note H.):

     Name of Issuer                       Carrying Value

     Transamerica Corporation          $           283,292
     MBNA Corporation                              240,861
     First U.S.A. Bank                             133,382
     Secured Bond Trust 1996-1                     128,945
     Dean Witter Discover Co.                      120,957

The carrying value of assets on deposit with public officials in compliance with regulatory requirements was $14.8 million at December 31, 1996.

Net investment income (expense) by major investment category is summarized as follows (in thousands):

                                                                            1996               1995               1994
                                                                       ---------------   ----------------   ----------

     Fixed maturities                                                  $      1,003,698   $        929,826   $        819,747
     Equity securities                                                            1,915                708              1,193
     Mortgage loans on real estate                                               33,432             26,322             22,310
     Real estate                                                                    320                462                908
     Policy loans                                                                   841                693                628
     Other long-term investments                                                   (518)               442                746
     Short-term investments                                                       4,685              5,375              3,316
                                                                       ----------------   ----------------   ----------------
                                                                              1,044,373            963,828            848,848
     Investment expenses                                                         (6,956)            (7,694)            (8,123)
                                                                       ----------------   ----------------   ----------------

                                                                       $      1,037,417   $        956,134   $        840,725
                                                                       ================   ================   ================


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE B--INVESTMENTS (Continued)

Significant  components of net realized investment gains (losses) are as follows
(in thousands):

                                                                              1996               1995              1994
                                                                       ----------------  -----------------  -----------

     Net gains (losses) on disposition of investment in:
        Fixed maturities                                               $          6,247   $         29,272   $          3,380
        Equity securities                                                         7,023              3,206                372
        Other                                                                      (175)               220                (40)
                                                                       ----------------   ----------------   ----------------
                                                                                 13,095             32,698              3,712
     Provision for impairment                                                    (4,742)           (11,813)            (1,572)
     Accelerated amortization of DPAC                                               (20)            (1,862)            (2,880)
                                                                       ----------------   ----------------   ----------------

                                                                       $          8,333   $         19,023   $           (740)
                                                                       ================   ================   ================


The components of net gains on disposition of investment in fixed maturities are as follows (in thousands):
                                                                              1996              1995               1994
                                                                       ----------------  -----------------  -----------

     Gross gains                                                       $         22,962   $         31,163   $         22,868
     Gross losses                                                               (16,715)            (1,891)           (19,488)
                                                                       ----------------   ----------------   ----------------

                                                                       $          6,247   $         29,272   $          3,380
                                                                       ================   ================   ================

Proceeds from disposition of investments in fixed maturities available for sale were $2,899.9 million in 1996, $2,560.9 million in 1995 and $4,778.3 million in 1994.

The costs of certain investments have been reduced by the following allowances for impairment in value (in thousands):

                                                                                              December 31
                                                                                      1996              1995

     Fixed maturities                                                             $        22,495  $        29,430
     Mortgage loans on real estate                                                         11,031           10,031
                                                                                  ---------------  ---------------

                                                                                  $        33,526  $        39,461
                                                                                  ===============  ===============


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE B--INVESTMENTS (Continued)

The  components  of  net  unrealized   investment   gains  in  the  accompanying
consolidated balance sheet are as follows (in thousands):
                                                                          December 31,
                                                                  1996                    1995

     Unrealized gains on investment in:
        Fixed maturities                                  $            447,707   $            882,310
        Equity securities                                               56,063                 25,551
                                                          --------------------   --------------------
                                                                       503,770                907,861

     Fair value adjustments to:
        DPAC                                                           (19,159)               (28,723)
        Reserves for future policy benefits                           (195,000)              (339,000)
                                                          --------------------   --------------------
                                                                      (214,159)              (367,723)

     Related deferred taxes                                           (101,363)              (189,048)
                                                          --------------------   --------------------

                                                          $            188,248   $            351,090
                                                          ====================   ====================


NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                   1996                   1995                   1994
                                                          --------------------   --------------------   -------------

     Balance at beginning of year                         $            198,349   $            238,526   $            161,827

        Cumulative effect of change in
          accounting for investments                                         -                      -               (107,590)
        Amounts deferred:
          Commissions                                                   39,736                 34,717                 33,166
          Other                                                         17,762                 15,766                 12,338
        Amortization attributed to:
          Net gain on disposition of investments                           (20)                (1,862)                (2,880)
          Operating income                                             (16,949)               (12,048)               (13,952)
        Fair value adjustment                                            9,564                (76,750)               155,617
                                                          --------------------   --------------------   --------------------

     Balance at end of year                               $            248,442   $            198,349   $            238,526
                                                          ====================   ====================   ====================


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE D--POLICY LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                             December 31
                                                                                      1996                1995
                                                                              ------------------  ------------

    Liabilities for investment-type products                                   $       10,050,058  $        9,135,930
    Liabilities for non-traditional life insurance products                               221,243             169,307
                                                                               ------------------  ------------------

                                                                               $       10,271,301  $        9,305,237
                                                                               ==================  ==================

Reserves for future policy benefits were evaluated as if the unrealized gains on securities available for sale had been realized and adjusted for resultant premium deficiencies by $195 million as of December 31, 1996 and $339 million as of December 31, 1995.


NOTE E--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                             December 31
                                                                                      1996                1995
                                                                              ------------------  ------------

     Current tax liabilities                                                   $              963  $            6,205
     Deferred tax liabilities                                                             114,494             186,231
                                                                               ------------------  ------------------

                                                                               $          115,457  $          192,436
                                                                               ==================  ==================

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                             December 31
                                                                                      1996                1995
                                                                              ------------------  ------------

     Deferred policy acquisition costs                                         $           85,629  $          114,032
     Unrealized investment gains                                                          101,363             189,048
     Life insurance policy liabilities                                                    (60,263)           (102,634)
     Provision for impairment of investments                                              (11,734)            (13,811)
     Other-net                                                                               (501)               (404)
                                                                               ------------------  ------------------

                                                                               $          114,494  $          186,231
                                                                               ==================  ==================

TALIAC offsets all deferred tax assets and liabilities and presents them in a single amount in the consolidated balance sheet.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE E--INCOME TAXES

Components of provision for income taxes are as follows (in thousands):

                                                                       1996                  1995                  1994
                                                               ------------------    ------------------    ------------

     Current tax expense                                       $           34,627    $           20,335    $           31,415
     Deferred tax expense                                                  15,941                60,197                 7,748
                                                               ------------------    ------------------    ------------------

                                                               $           50,568    $           80,532    $           39,163
                                                               ==================    ==================    ==================

The differences between federal income taxes computed at the statutory rate and the provision for income taxes as reported are as follows (in thousands):

                                                                       1996                  1995                  1994
                                                               ------------------    ------------------    ------------

     Income before income taxes                                $          149,336    $          153,379     $         112,483
     Tax rate                                                                  35%                   35%                   35%
                                                               ------------------    ------------------    ------------------
     Federal income taxes at statutory rate                                52,268                53,683                39,369
     Income not subject to tax                                               (855)                 (532)                 (254)
     Adjustment to deferred tax asset                                           -                28,300                     -
     Other                                                                   (845)                 (919)                   48
                                                               ------------------    ------------------    ------------------

                                                               $           50,568    $           80,532     $          39,163
                                                               ==================    ==================     =================

In 1995, the Company determined that certain deferred tax assets were not realizable and wrote down the deferred tax assets by $28.3 million.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983 pursuant to the Deficit Reduction Act of 1984. This amount becomes subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1996 was $20.3 million. At December 31, 1996, $610 million was available for payment of dividends without such tax consequences. No income taxes has been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

Income taxes of $39.9 million, $29.0 million and $35.0 million, were paid principally to the parent in 1996, 1995, and 1994, respectively.


NOTE F--REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses, however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE F--REINSURANCE (Continued)

The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                                 Ceded to                Assumed
                                            Direct                 Other                from the                 Net
                                            Amount               Companies               Parent                Amount
1996
   Life insurance in force,
     at end of year                  $        25,452,566   $         5,773,367   $                 -   $       19,679,199
                                     ===================   ===================   ===================   ==================

   Premiums and other
     considerations                  $           140,479   $            34,965   $           113,867   $          219,381
                                     ===================   ===================   ===================   ==================

   Benefits paid or
     provided                        $           663,344   $                68   $           273,808   $          937,084
                                     ===================   ===================   ===================   ==================

1995
   Life insurance in force,
     at end of year                  $        17,685,133   $         4,540,826   $                 -   $       13,144,307
                                     ===================   ===================   ===================   ==================

   Premiums and other
     considerations                  $           272,272   $            28,393   $            50,284   $          294,163
                                     ===================   ===================   ===================   ==================

   Benefits paid or
     provided                        $           588,044   $               520   $           272,594   $          860,118
                                     ===================   ===================   ===================   ==================

1994
   Life insurance in force,
     at end of year                  $        11,419,732   $         4,475,693   $               154   $        6,944,193
                                     ===================   ===================   ===================   ==================

   Premiums and other
     considerations                  $            92,022   $            27,630   $           136,790   $          201,182
                                     ===================   ===================   ===================   ==================

   Benefits paid or
     provided                        $           464,873   $               320   $           266,564   $          731,117
                                     ===================   ===================   ===================   ==================


NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by noncontributory defined pension benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the plans generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are invested principally in publicly listed stocks and bonds.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS (Continued)

The Company's total pension costs (benefits) recognized for all plans were $(1.5) million in 1996, $0.4 million in 1995 and $0.8 million in 1994, all of which related to the plan sponsored by Transamerica Corporation. The plans sponsored by the Company are not material to the consolidated financial position of the Company.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant in 1996, 1995 and 1994.


NOTE H--RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and certain of its affiliates in the normal course of operations. These transactions include premiums received for employee benefit services (none in 1996 or in 1995, and $0.7 million in 1994) administration of pension funds, loans and advances, investments in a money market fund managed by an affiliated company, rental of space, and other specialized services. At December 31, 1996, pension funds administered for these related companies aggregated $1,067.9 million and the investment in an affiliated money market fund, included in short-term investments, was $13.1 million.

During 1996, the Company transferred certain below investment grade bonds with an aggregate book value of $242 million, including an aggregate interest receivable of $5.6 million, to a special purpose subsidiary of Transamerica Corporation in exchange for assets with a fair value of $247.4 million, comprised of collateralized higher-rated bond obligations of $233.3 million issued by the special purpose subsidiary and cash of $14.1 million. The excess of fair value of the consideration received over the book value of the bonds transferred is included in net realized investment gains.

During 1995, the Company transferred real estate with an aggregate book value of $7.4 million to an affiliate within the Transamerica Corporation group of consolidated companies and cash of $25.2 million to the parent in exchange for mortgage loans of $35.1 million. The excess of fair value of the consideration received over the book value of the real estates transferred, net of related tax payable to the parent, is included as a capital contribution.

Included in the investment in fixed maturities available for sale is a note receivable from Transamerica Corporation of $50 million. The note receivable matures in 2013 and bears interest at 7%.


NOTE I--REGULATORY MATTERS

TALIAC and its subsidiaries are subject to state insurance laws and regulations, principally those of the Company's state of incorporation. Such regulations include the risk-based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from operations for the preceding year. The insurance department of the domiciliary

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE I--REGULATORY MATTERS (Continued)

state recognizes these amounts as determined in conformity with statutory accounting practices prescribed or permitted by the insurance department, which vary in some respects from generally accepted accounting principles. The
Company's statutory net income and statutory capital and surplus which are represented by TALIAC's net income and capital and surplus are summarized as follows (in thousands):

                                                      1996                  1995                  1994
                                              -------------------   -------------------   ------------

     Statutory net income                     $            75,836    $            69,103   $            57,293
     Statutory capital and surplus, at
        end of year                                       596,526                527,276               447,239


NOTE J-COMMITMENTS AND CONTINGENCIES

The Company issues synthetic guaranteed investment contracts which guaranty, in exchange for a fee, the liquidity of pension plans to pay certain qualified benefits if other sources of plan liquidity are exhausted. Unlike traditional guaranteed investment contracts, the plan sponsor retains the credit risk in a synthetic contract while the Company assumes some limited degree of interest rate risk. To minimize the risk of loss, the Company underwrites these contracts based on plan sponsor agreement, at the inception of the contract, on investment guidelines to be followed, including overall portfolio credit and maturity requirements. Adherence to these investment requirements is monitored regularly by the Company. At December 31, 1996, commitments to maintain liquidity for benefit payments on notional amounts of $1.9 billion were outstanding compared to $620 million at December 31, 1995.

The Company is subject to mandatory assessments by state guaranty funds to cover losses to policyholders of those insurance companies that are under regulatory supervision. Certain states allow such assessments to be used to reduce future premium taxes. The Company estimates and recognizes its obligation for guaranty fund assessments, net of premium tax deductions, based on the survey data provided by National Organization of Life and Health Insurance Guaranty Associations. At December 31, 1996 and 1995, the estimated exposures and the resultant accruals recorded were not material to the consolidated financial position or results of operations of the Company.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE J-COMMITMENTS AND CONTINGENCIES (Continued)

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expenses for equipment and properties were $6.9 million in 1996, $3.3 million in 1995 and $2.7 million in 1994. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1996 (in thousands):

  Year ending December 31:
              1997              $            1,837
              1998                           2,463
              1999                           2,399
              2000                           2,225
              2001                           2,181
          Later years                       17,033

                                $           28,138
                                ==================

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiffs' counsel are working toward a settlement. Any such proposed settlement is subject to of significant contingencies, including approval by the court. The lawsuit may proceed if such contingencies are not satisfied. In the opinion of TALIAC, any ultimate liability which might result from such litigation would not have a materially adverse effect on the consolidated financial position of TALIAC or the results of its operations.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE K--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):

                                                                                       December 31
                                                      --------------------------------------------
                                                                      1996                                   1995
                                                      -----------------------------------    --------------------
                                                            Carrying             Fair            Carrying            Fair
                                                              Value              Value             Value             Value
Financial Assets:
   Fixed maturities available for sale                 $     13,687,899   $     13,687,899  $     12,951,154  $     12,951,154
   Equity securities available for sale                          87,812             87,812            52,930            52,930
   Mortgage loans on real estate                                395,855            413,798           399,711           452,204
   Policy loans                                                  20,362             20,362            16,619            16,619
   Short-term investments                                        33,790             33,790            45,977            45,977
   Cash                                                           4,368              4,368            22,421            22,421
   Accrued investment income                                    177,420            177,420           170,838           170,838

Financial Liabilities:
   Liabilities for investment-type contracts:
     Single and flexible premium
       deferred annuities                                     3,890,964          3,623,710         3,749,666         3,584,500
     Single premium immediate annuities                          90,133             90,256            81,178            86,905
     Guaranteed investment contracts                          2,790,663          2,811,556         2,619,768         2,696,459
     Other deposit contracts                                  3,278,298          3,319,115         2,685,318         2,747,908

Off-balance-sheet assets (liabilities):
   Interest rate swap agreements
     hedges of liabilities in a:
       Receivable position                                            -             37,348                 -            23,658
       Payable position                                               -             (5,095)                -            (3,086)




TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE K--FINANCIAL INSTRUMENTS (Continued)

The Company enters into various interest rate agreements in the normal course of business, primarily as a means of managing its interest rate exposure in connection with asset and liability management.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. A swaption generally provides for an option to enter into an interest rate swap agreement in the event of unfavorable interest rate movements. These agreements generally require upfront premium payments. The costs of swaptions and interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. Any conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

Gains of losses on terminated interest rate agreements are deferred and amortized over the remaining life of the underlying assets or liabilities being hedged.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE K--FINANCIAL INSTRUMENTS (Continued)

The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                                Aggregate             Weighted
                                                                Notional               Average
                                                                 Amount              Fixed Rate           Fair Value
December 31, 1996
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
       Fixed rate interest                                $          240,035    $         6.69%      $            1,970
       Floating rate interest                                        245,905              6.76%                   5,711
       Floating rate interest based on one
         index  and receives floating rate
         interest based on another index                             312,118              -                      (8,989)
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC
     pays:
       Fixed rate interest                                            60,000              4.39%                     333
       Floating rate interest                                      1,323,953              6.16%                  31,477
       Floating rate interest based on one
         index and receives floating rate
         interest based on another index                              58,585              -                         443
   Interest rate floor agreements                                    160,500              7.00%                  11,107
   Swaptions                                                       1,827,570              4.93%                  10,403

December 31, 1995
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
       Fixed rate interest                                $          145,173              7.87%      $           (5,708)
       Floating rate interest                                        140,000              5.65%                    (679)
       Floating rate interest based on one
         index  and receives floating rate
         interest based on another index                              65,000               -                       (229)
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC
     pays:
       Fixed rate interest                                            60,000              4.39%                     741
       Floating rate interest                                        922,678              6.18%                  20,025
       Floating rate interest based on one
         index and receives floating rate
         interest based on another index                              52,000               -                       (110)
   Interest rate floor agreements                                    160,500              7.00%                  19,507
   Interest rate cap agreements                                      250,000              5.93%                     792
   Swaptions                                                       1,117,140              5.52%                  20,957

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE K--FINANCIAL INSTRUMENTS (Continued)

Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Activities with respect to the notional amounts are summarized as follows (in thousands):

                                             Beginning                                                                End
                                              of Year        Additions        Maturities       Terminations         of Year
1996:

   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $       350,173  $      516,497  $        53,554  $         15,058   $       798,058
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                      1,034,678       1,411,285          902,225           101,200         1,442,538
   Interest rate floor agreements                 160,500               -                -                 -           160,500
   Interest rate cap agreements                   250,000               -          250,000                 -                 -
   Swaptions                                    1,117,140         820,000          109,570                 -         1,827,570
                                          ---------------  --------------  ---------------  ----------------   ---------------

                                          $     2,912,491  $    2,747,782  $     1,315,349  $        116,258   $     4,228,666
                                          ===============  ==============  ===============  ================   ===============
1995:

   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $       184,777  $      246,791  $        59,948  $         21,447   $       350,173
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                        501,545       1,023,910          460,777            30,000         1,034,678
   Interest rate floor agreements                 160,500               -                -                 -           160,500
   Interest rate cap agreements                   100,000         250,000          100,000                 -           250,000
   Swaptions                                            -       1,117,140                -                 -         1,117,140
                                          ---------------  --------------  ---------------  ----------------   ---------------

                                          $       946,822  $    2,637,841  $       620,725  $         51,447   $     2,912,491
                                          ===============  ==============  ===============  ================   ===============
1994:

   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $        63,000  $      121,777                                      $       184,777
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                        110,000         391,545                                              501,545
   Interest rate floor agreements                       -         160,500                                              160,500
   Interest rate cap agreements                         -         100,000                                              100,000
                                          ---------------  --------------  ---------------  ----------------   ---------------

                                          $       173,000  $      773,822  $             -  $              -   $       946,822
                                          ===============  ==============  ===============  ================   ===============

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

December 31, 1996


NOTE K--FINANCIAL INSTRUMENTS (Continued)

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments, fixed maturities and mortgage loans on real estate. The Company places its temporary cash investments with high credit quality financial institutions. Concentrations of credit risk with respect to investments in fixed maturities and mortgage loans on real estate are limited due to the large number of such investments and their dispersion across many different industries and geographic areas. At December 31, 1996, the Company had no significant concentration of credit risk.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

     All required financial statements are included in Parts A and B of this Registration Statement.

     (b)  Exhibits:


     (1) Resolutions of Board of Directors of Transamerica Life Insurance and Annuity
Company (the "Company") authorizing the creation of Separate Account VA-6 (the "Separate
Account"). 1/

     (2) Not Applicable.

     (3) Form of Underwriting Agreement between the Company, the Separate Account and
Transamerica Securities Sales Corporation.2/

     (4) Form of Flexible Premium Deferred Variable Annuity Contract. 2/

     (5) Form of Application for Flexible Premium Variable Annuity. 2/

     (6) (a) Articles of Incorporation of Transamerica Life Insurance and Annuity Company.1/

         (b)   By-Laws of Transamerica Life Insurance and Annuity Company.1/

     (7) Not Applicable.


     (8) Form of Participation Agreements regarding the Portfolio.

          (a) re The Alger  American  Fund 3
          (b) re Alliance  Variable  Products Series Fund,  Inc.3
          (c) re Dreyfus  Variable  Investment Fund 4
          (d) re Janus  Aspen  Series 3
          (e) re MFS  Variable  Insurance  Trust 4
           (f) re Morgan Stanley Universal Funds, Inc. 3
           (g) re OCC Accumulation Trust 3
          (h) re Transamerica Variable Insurance Fund, Inc.2/


     (9) Opinion and Consent of Counsel.2/

     (10)      (a)  Consent of Counsel.3/

                 (b)  Consent of Independent Auditors.3/

     (11) No financial statements are omitted from Item 23.

     (12)      Not Applicable.

     (13)      Performance Data Calculations.3/

     (14)      Not Applicable.

     (15)      Powers of Attorney.2/

     (27)        Financial Data Schedule 2/

----------------------------

1/ Incorporated by reference to the like numbered exhibit to the initial filing of the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745, (August 8,
1996).

2/ Incorporated by reference to the like numbered exhibit to the Pre-Effective Amendment No. 1 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745 (August 22, 1997).


3/   Filed herewith.

4/   To be filed by subsequent post-effective amendment filing.

Items 25.  Directors and Officers of the Depositor.

     The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

List of Directors of Transamerica Life Insurance and Annuity Company

Robert Abeles       Richard N. Latzer
Thomas J. Cusack
James W. Dederer    Karen MacDonald
        Gary U. Rolle'
Richard H. Finn

David E. Gooding     T. Desmond Sugrue
Edgar H. Grubb      Nooruddin Veerjee
Frank C. Herringer  Robert A. Watson

List of Officers for Transamerica Life Insurance and Annuity Company
Thomas J. Cusack    Chairman

Nooruddin S. Veerjee FSA      President
Robert Abeles  Executive Vice President and Chief Financial Officer
James W. Dederer CLU          General Counsel and Secretary
Nicki Bair FSA          Senior Vice President
Roy Chong-Kit  Senior Vice President and Chief Actuary
Bruce Clark         Senior Vice President
Karen MacDonald     Senior Vice President and Corporate Actuary
John O. Meyers          Senior Vice President
Richard N. Latzer       Chief Investment Officer
Gary U. Rolle' CFA      Chief Investment Officer
William R. Wellnitz FSA  Senior Vice President and Actuary
Stephen J. Ahearn    Investment Officer
Glen. E. Bickerstaff          Investment Officer
John M. Casparian       Investment Officer
Heather E. Creeden      Investment Officer
Colin Funai             Investment Officer
William L. Griffin  Investment Officer
Sharon K. Kilmer        Investment Officer
Matthew W. Kuhns    Investment Officer
Lyman Lokken            Investment Officer
Michael G. Luongo       Investment Officer
Thomas D. Lyon Investment Officer
Thomas C. Pokorski      Investment Officer
Susan A. Silbert        Investment Officer
Philip W. Treick    Investment Officer
Jeffrey S. Van Harte          Investment Officer
Paul Wintermute         Investment Officer
Lawrence M. Agin FSA          Vice President & Associate Actuary
Frank Beardsley               Vice President
Marsha Blackman         Vice President
Rose Ann Bremser    Vice President
David Chernow           Vice President
Matt Coben              Vice President
Thomas P. Dolan     Vice President
Paul Hankowitz MD       Vice President & Chief Medical Director
Thomas Hauptli          Vice President
Phoebe Huang   Vice President
Zahid Hussain  Vice President and Associate Actuary
Ahmad Kamil             Vice President & Associate Acutary

Michael Kappos Vice President
Kenneth Kiefer Vice President
Ken Kilbane         Vice President
James D. Lamb FSA       Vice President & Acutary
Maureen McCarthy    Vice President
Vic Modugno             Vice President & Associate Actuary
Mischelle Mullin        Vice President
Paul L. Norris FSA      Vice President & Actuary
Thomas P. O'Neill       Vice President
Alison B. Pettingall          Vice President
Donald P. Radisich      Vice President
William N. Scott FLMI         Vice President
Christina Stiver    Vice President
Karen Stout             Vice President
James O. Strand         Vice President
Alice Su            Vice President
Colleen Vandermark  Vice President
Richard L. Weinstein FSA      Vice President & Associate Actuary
Sally S. Yamada CPA, FLMI     Vice President & Treasurer
Reid A. Evers           Second Vice President & Assistant General Counsel
David Fairhall FSA      Second Vice President & Associate Actuary
Sharon Haley            Second Vice President
Karin Kemenes           Second Vice President
Emily Urbano            Second Vice President
Aldo Davanzo            Assitant Secretary
Kamran Haghighi     Tax Officer
Kim A. Tursky           Assistant Secretary
Virginia M. Wilson  Controller
James Wolfenden         Statement Officer



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Registrant is a separate account of Transamerica Life Insurance and Annuity Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance and Annuity Company, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

     The following chart indicates the persons controlled by or under common control with Transamerica.

                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION
Transamerica Corporation

      ARC Reinsurance Corporation - Hawaii
      Inter-America Corporation - California
      Mortgage Corporation of America - California
      Pyramid Insurance Company, Ltd. - Hawaii
         Pacific Cable Ltd. - Bermuda
            TC Cable, Inc. - Delaware
      River Thames Insurance Company Limited - England
      RTI Holdings, Inc. - Delaware
      Transamerica Airlines, Inc. - Delaware
      Transamerica Asset Management Group, Inc. - Delaware
         Criterion Investment Management Company - Texas
      Transamerica CBO I, Inc. - Delaware
      Transamerica Corporation (Oregon) - Oregon
      Transamerica Delaware, L.P. - Delaware
      Transamerica Finance Group, Inc. - Delaware
         BWAC Twelve, Inc. - Delaware
            Transamerica Insurance Finance Corporation - Maryland
               Transamerica Insurance Finance Company (Europe) - Maryland Transamerica Insurance Finance Corporation, California
 - California
               Transamerica Insurance Finance Corporation, Canada - Ontario Transamerica Finance Corporation - Delaware
            TA Leasing Holding Co., Inc. - Delaware
               Trans Ocean Ltd. - Delaware
                  Trans Ocean Container Corp. - Delaware
                     Cool Solutions, Inc. - Delaware
                     TOD Liquidating Corp. - California
                     TOL S.R.L. - Italy
                     Trans Ocean Leasing Deutschland GMBH - Germany
                     Trans Ocean Leasing PTY Limited - Australia
                     Trans Ocean Management Corporation -
                     Trans Ocean Regional Corporate Holdings - California Trans Ocean SARL - France
                     Trans Ocean Tank Services Corporation - Delaware
                  Trans Ocean Container Finance Corp. - Delaware
               Transamerica Leasing Inc. - Delaware
                  Better Asset Management Company LLC - Delaware
                  Greybox L.L.C. - Delaware
                  Transamerica Leasing Holdings Inc. - Delaware
                     Greybox Services Limited - United Kingdom
                     Intermodal Equipment, Inc. - Delaware
                        Transamerica Leasing N.V. - Belgium
                        Transamerica Leasing SRL - Italy

                     Transamerica Distribution Services Inc. - Delaware Transamerica Leasing Coordination Center - Belgium Transamerica Leasing do Brasil Ltda. - Brazil
                     Transamerica Leasing GmbH - West Germany
                     Transamerica Leasing Limited - United Kingdom
                        ICS Terminals (UK) Limited - United Kingdom
                     Transamerica Leasing Pty. Ltd. - Australia
                     Transamerica Leasing (Canada) Inc. - Canada
                     Transamerica Leasing (HK) Ltd. - Hong Kong
                     Transamerica Leasing (Proprietary) Limited - South Africa Transamerica Tank Container Leasing Pty. Limited -
Australia
                     Transamerica Trailer Holdings I Inc. - Delaware Transamerica Trailer Holdings II Inc. - Delaware Transamerica Trailer Holdings III Inc. - Delaware Transamerica Trailer Leasing AB - Sweden
                     Transamerica Trailer Leasing A/S - Denmark.
                     Transamerica Trailer Leasing GmbH - Germany
                     Transamerica Trailer Leasing S.A. - Fra.
                     Transamerica Trailer Leasing S.p.A. - Italy
                     Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                     Transamerica Transport Inc. - NJ
            TELColorado Holding Co., Inc. - Delaware
            Transamerica Commercial Finance Corporation, I - Delaware
               BWAC Credit Corporation - Delaware
               BWAC International Corporation - Delaware
               Transamerica Business Credit Corporation - Delaware
                  The Plain Company - Delaware
               Transamerica Global Distribution Finance Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
                  BWAC Seventeen, Inc. - Delaware
                     Transamerica Commercial Finance Canada, Limited - Ontario Transamerica Commercial Finance Corporation, Canada -
 Canada
                        TCF Commercial Leasing Corporation, Canada - Ontario
                  BWAC Twenty-One, Inc. - Delaware
                     Transamerica Commercial Holdings Limited - United Kingdom
                        Transamerica Commercial Finance Limited - United Kingdom Transamerica Trailer Leasing Limited - United Kingdom
                  Transamerica Commercial Finance Corporation - Delaware
                     TCF Asset Management Corporation - Colorado
                     Transamerica Joint Ventures, Inc. - Delaware
                  Transamerica Commercial Finance France S.A. - France Transamerica GmbH Inc. - Delaware
                     Transamerica Financieringsmaatschappij B.V. - Netherlands Transamerica GmbH - Germany - Germany

            Transamerica Finance Loan Company - Delaware
            Transamerica Financial Services Holding Company - Delaware
               Arcadia General Insurance Company - Arizona
               Arcadia National Life Insurance Company - Arizona
               First Credit Corporation - Delaware
               Pacific Agency, Inc. - Indiana
               Pacific Agency, Inc. - Nevada
               Pacific Finance Loans - California
               Pacific Service Escrow Inc. - Delaware
               Transamerica Acceptance Corporation - Delaware
                  Transamerica Financial Services Limited, United Kingdom - United Kingdom
               Transamerica Credit Corporation - Nevada
               Transamerica Credit Corporation (Washington) - Washington Transamerica Financial Consumer Discount Company (Pennsylvania) -
Pennsylvania
               Transamerica Financial Corporation - Nevada
                  Transamerica Financial Services Mortgage Company - Delaware
               Transamerica Financial Professional Services, Inc. - California Transamerica Financial Services - California
                  NAB Services, Inc. - California
               Transamerica Financial Services Company - Ohio
               Transamerica Financial Services Inc. - Hawaii
               Transamerica Financial Services Inc. - Minnesota
               Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Financial Services, Inc. - Alabama
               Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services, Inc. - New Jersey
               Transamerica Financial Services, Inc. - Texas
               Transamerica Financial Services, Inc. - West Virginia Transamerica Insurance Administrators, Inc. - Delaware Transamerica Mortgage Company - Delaware
         Transamerica Financial Services Finance Co. - Delaware
         Transamerica HomeFirst, Inc. - California
      Transamerica Foundation - California
      Transamerica Information Management Services, Inc. - Delaware
      Transamerica Insurance Corporation of California - California
         Arbor Life Insurance Company - Arizona
         Plaza Insurance Sales, Inc. - California
         Transamerica Advisors, Inc. - California
         Transamerica Annuity Service Corporation - New Mexico
         Transamerica Financial Resources, Inc. - Delaware
            Financial Resources Insurance Agency of Texas - Texas
            TBK Insurance Agency of Ohio, Inc. - Ohio
            Transamerica Financial Resources Insurance Agency of Alabama Inc
 - Alabama
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. -
Massachusetts

         Transamerica International Insurance Services, Inc. - Delaware
            Home Loans and Finance Ltd. - United Kingdom
         Transamerica  Occidental Life Insurance  Company - California  Bulkrich
            Trading Limited - Hong Kong First Transamerica Life Insurance Company - New York NEF Investment Company - California Transamerica Life Insurance and Annuity Company - North Carolina
               Transamerica Assurance Company - Colorado
            Transamerica Life Insurance Company of Canada - Canada
            Transamerica Variable Insurance Fund, Inc. - Maryland
            USA Administration Services, Inc. - Kansas
         Transamerica Products, Inc. - California
            Transamerica Leasing Ventures, Inc. - California
            Transamerica Products II, Inc. - California
            Transamerica Products IV, Inc. - California
            Transamerica Products I, Inc. - California
         Transamerica Securities Sales Corporation - Maryland
         Transamerica Service Company - Delaware
      Transamerica International Holdings, Inc. - Delaware
      Transamerica Investment Services, Inc. - Delaware
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
 - Maryland
      Transamerica LP Holdings Corp. - Delaware
      Transamerica Properties, Inc. - Delaware
         Transamerica Retirement Management Corporation - Delaware
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) -
N/A
      Transamerica Realty Services, Inc. - Delaware
         Bankers Mortgage Company of California - California
         Pyramid Investment Corporation - Delaware
         The Gilwell Company - California
         Transamerica Affordable Housing, Inc. - California
         Transamerica Minerals Company - California
         Transamerica Oakmont Corporation - California
         Ventana Inn, Inc. - California
      Transamerica Telecommunications Corporation - Delaware

                     *Designates INACTIVE COMPANIES
                  A Division of Transamerica Corporation
       Limited Partner; Transamerica Corporation is General Partner


Item 27.  Number of Contractowners

     None.

Item 28.  Indemnification

Transamerica Life Insurance and Annuity Company's Articles of Incorporation provide in Article VIII as follows:

     To the full extent from time to time permitted by law, no person who is serving or who has served as a director of the Corporation shall be personally liable in any action for monetary damages for breach of his or her duty as a director, whether such action is brought by or in the right of the corporation or otherwise. Neither the amendment or repeal of this Article nor inconsistent with this Article, shall eliminate or reeduce the protection afforded by this Article to a director of the Corporation with respect to any matter which occurred, or any cause of action, suit or claim which but for this Article would have accrued or arising prior to such amendment, repeal or adoption.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The directors and officers of Transamerica Life Insurance and Annuity Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers.
Item 29. Principal Underwriter

     (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica
Variable Insurance
Fund, Inc.;  Transamerica Occidental Life Insurance Company's Separate Accounts:
VA-2; VA-2L; VA-2NL; VA-2NLNY; VA-5; and VA-5NLNY; Transamerica Life Insurance and Annuity Company's Separate Accounts VL and VA-1. The Underwriter is wholly-owned by Transamerica Insurance Corporation of California.

     (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

     Barbara Kelley      Director & President
     Regina Fink         Director & Secretary
       Nooruddin Veerjee   Director
     Dan Trivers         Senior Vice President
     Nicki Bair          Vice President
     Chris Shaw          Second Vice President
     Ben Tang       Treasurer

Item 30.  Location of Accounts and Records

     Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 101401 North Tryon Street, Charlotte, North Carolina 28202.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.


     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

    (d) Transamerica hereby represents that the fees and charges deducted under the Contracts are reasonable in the aggregate in relation to services rendered, expenses expected to be incurred and risks assumed by Transamerica.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Life Insurance and Annuity Company certifies that this amendment meets the requirements of Securities Act Rule 485(b) for the effectiveness of this registration statement and that it has caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf in the City of Los Angeles, State of California, on the 22nd day of December, 1997.

                            SEPARATE ACCOUNT VA-6 OF
                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                  (REGISTRANT)

                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                   (DEPOSITOR)


                                        ----------------------------------
                                  Aldo Davanzo
                               Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below on December 22, 1997 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:

Signatures                          Titles                                              Date

______________________*       President and Director,                           December 22, 1997
Nooruddin S. Veerjee                 Chief Executive Officer

______________________*       Director                                          December 22, 1997
Robert Abeles

______________________*       Chairman and Director                             December 22, 1997
Thomas J. Cusack

______________________*       Director                                          December 22, 1997
James W. Dederer

______________________*       Director                                          December 22, 1997
Richard H. Finn

______________________*       Director                                          December 22, 1997
David E. Gooding

______________________*       Director                                          December 22, 1997
Edgar H. Grubb

______________________*       Director                                          December 22, 1997
Frank C. Herrringer

______________________*       Director                                          December 22, 1997
Richard N. Latzer

______________________*       Director                                          December 22, 1997
Karen MacDonald

______________________*       Director                                                  December 22, 1997
Gary U. Rolle'

______________________*       Director                                                  December 22,  1997
T. Desmond Sugrue

______________________*       Director                                                  December 22,  1997
Robert A. Watson


_________________________     On December 22, 1997 as Attorney-in-Fact pursuant
*By:  Aldo Davanzo            to powers of attorney filed herewith.

                                 Exhibits

(8) Form of Participation Agreements.


(10)      (a)  Consent of Counsel.

          (b)   Consent of Independent Auditors.

(13)      Performance Data Calculations.

Exhibit (8) Form of Participation Agreements

                             PARTICIPATION AGREEMENT


         THIS AGREEMENT is made this _____ day of ______________ , 1997, by and among The Alger American Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust, Fred Alger Management, Inc., an investment adviser organized under the laws of the state of New York ( the "Adviser"), Transamerica Life Insurance Company of New York, a life insurance company organized as a corporation under the laws of the State of New York, (the "Company"), on its own behalf and on behalf of each segregated asset account of the Company set forth in Schedule A, as may be amended from time to time (the "Accounts"), and Fred Alger and Company, Incorporated, a Delaware corporation, the Trust's distributor (the "Distributor").

         WHEREAS, the Trust is registered with the Securities and Exchange Commission (the "Commission") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and has an effective registration statement relating to the offer and sale of the various series of its shares under the Securities Act of 1933, as amended (the "1933 Act");

         WHEREAS, the Trust and the Distributor desire that Trust shares be used as an investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts to be offered by life insurance companies which have entered into fund participation agreements with the Trust (the "Participating Insurance Companies");

         WHEREAS, shares of beneficial interest in the Trust are divided into the following series which are available for purchase by the Company for the
Accounts: Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American Income & Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio, and Alger American Leveraged AllCap Portfolio;

         WHEREAS, the Trust has received an order from the Commission, dated February 17, 1989 (File No. 812-7076), granting Participating Insurance Companies and their separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a) and 15(b) of the 1940 Act, and Rules 6e-2(b)(15) and
6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Portfolios of the Trust to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies (the "Shared Funding Exemptive Order");

         WHEREAS, the Company has registered or will register under the 1933 Act certain variable life insurance policies and variable annuity contracts to be issued by the Company under which the Portfolios are to be made available as investment vehicles (the "Contracts");

         WHEREAS, the Company has registered or will register each Account as a unit investment trust under the 1940 Act unless an exemption from registration under the 1940 Act is available and the Trust has been so advised;

         WHEREAS, the Company may contract with an Administrator to perform certain services with regard to the Contracts and, therefore, certain obligations ans services of the Adviser and/or Trust should be directed to the Administrator, as directed by the Company,

         WHEREAS, the Company desires to use shares of the Portfolios indicated on Schedule A as investment vehicles for the Accounts;

         NOW THEREFORE, in consideration of their mutual promises, the parties agree as follows:

                                   ARTICLE I.
                Purchase and Redemption of Trust Portfolio Shares

 1.1. For purposes of this Article I, the Company or its administrator shall be the Trust's agent for the receipt from each account of purchase orders and requests for redemption pursuant to the Contracts relating to each Portfolio, provided that the Company or its administrator notifies the Trust of such purchase orders and requests for redemption by 9:30 a.m. Eastern time on the next following Business Day, as defined in Section 1.3.

 1.2. The Trust shall make shares of the Portfolios available to the Accounts at the net asset value next computed after receipt of a purchase order by the Trust (or its agent), as established in accordance with the provisions of the then current prospectus of the Trust describing Portfolio purchase procedures. The Company or its administrator will transmit order from time to time to the Trust for the purchase and redemption of shares of the Portfolios. The Trustees of the Trust (the "Trustees") may
         refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, such action is deemed in th best interests of the shareholders of such Portfolio.

 1.3. The Company shall pay for the purchase of shares of a Portfolio on behalf of an Account with federal funds to be transmitted by wire to the Trust, with the reasonable expectation of receipt by the Trust by 2:00 p.m. Eastern time on the next Business Day after the Trust (or its agent) receives the purchase order. Upon receipt by the Trust of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Trust for this purpose. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading.

1.4. The Trust will redeem for cash any full or fractional shares of any Portfolio, when requested by the
         Company on behalf of an Account, at the net asset value next computed after receipt by the Trust (or its agent) of the request for redemption, as established in accordance with the provisions of the then current prospectus of the Trust describing Portfolio redemption procedures. The Trust shall make payment for such shares in the manner established from time to time by the Trust. Proceeds of redemption with respect to a Portfolio will be paid to the Company for an Account in federal funds transmitted by wire to the Company by order of the Trust with the reasonable expectation of receipt by the Company by 2:00 p.m. Eastern time on the next Business Day after the receipt by the Trust (or its agent) of the request for redemption. Such payment may be delayed if, for example, the Portfolio's cash position so requires or if extraordinary market conditions exist, but in no event shall payment be delayed for a greater period than is permitted by the 1940 Act. The Trust reserves the right to suspend the right of redemption, consistent with Section 22(e) of the 1940 Act and any rules thereunder.

 1.5. Payments for the purchase of shares of the Trust's Portfolios by the Company under Section 1.3 and payments for the redemption of shares of the Trust's Portfolios under Section 1.4 on any Business Day may be netted against one another for the purpose of determining the amount of any wire transfer.

 1.6. Issuance and transfer of the Trust's Portfolio shares will be by book entry only. Stock certificates will not be issued to the Company or the Accounts. Portfolio Shares purchased from the Trust will be recorded in the appropriate title for each Account or the appropriate subaccount of each Account.

 1.7. The Trust shall furnish, two days before the ex-dividend date, notice to the Company that an income dividend or capital gain distribution will be paid on the shares of any Portfolio of the Trust. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio's shares in additional shares of that Portfolio. The Trust shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

 1.8. The Trust shall calculate the net asset value of each Portfolio on each Business Day, as defined in Section 1.3. The Trust shall make the net asset value per share for each Portfolio available to the Company or its designated agent on a daily basis as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available to the Company by 6:30 p.m. Eastern time each Business Day.

 1.9. The Trust agrees that its Portfolio shares will be sold only to Participating Insurance Companies and their segregated asset accounts, to the Fund Sponsor or its affiliates and to such other entities as may be permitted by Section 817(h) of the Code, the regulations hereunder, or judicial or administrative interpretations thereof. No shares of any Portfolio will be sold directly to the general public. The Company agrees that it will use Trust shares only for the purposes of funding the Contracts through the Accounts listed in Schedule A, as amended from time to time.

 1.10. The Trust agrees that all Participating Insurance Companies shall have the obligations and responsibilities regarding pass-through voting and conflicts of interest corresponding materially to those contained in
         Section 2.9 and Article IV of this Agreement.

                                   ARTICLE II.
                           Obligations of the Parties

 2.1.    The  Trust  shall  prepare  and be  responsible  for  filing  with  the
         Commission and any state regulators requiring such filing all shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses and statements of additional information of the Trust. The Trust shall bear the costs of registration and qualification of shares of the Portfolios, preparation and filing of the documents listed in this
         Section 2.1 and all taxes to which an issuer is subject on the issuance and transfer of its shares.

 2.2. The Company shall distribute such prospectuses, proxy statements and periodic reports of the Trust to the Contract owners as required to be distributed to such Contract owners under applicable federal or state law.

 2.3. The Trust shall provide such documentation (including a final copy of the prospectus(es) of the Portfolios indicated on Schedule A as set in type or in camera-ready copy) and other assistance as is reasonably necessary in order for the Company to print together in one document the current prospectus for the Contracts issued by the Company and the current prospectus for the Trust. The Trust shall bear the expense of printing copies of its current prospectus that will be distributed to existing Contract owners, and the Company shall bear the expense of printing copies of the Trust's prospectus that are used in connection with offering the Contracts issued by the Company.

2.4. The Trust and the Distributor shall provide (1) at the Trust's expense, one copy of the Trust's current Statement of Additional Information ("SAI") to the Company and to any Contract owner who requests such SAI,
         (2) at the Company's expense, such additional copies of the Trust's current SAI as the Company shall reasonably request and that the Company shall require in accordance with applicable law in connection with offering the Contracts issued by the Company.

 2.5. The Trust, at its expense, shall provide the Company with copies of its proxy material, periodic reports to shareholders and other communications to shareholders in such quantity as the Company shall reasonably require for purposes of distributing to Contract owners. The Trust, at the Company's expense, shall provide the Company with copies of its periodic reports to shareholders and other communications to shareholders in such quantity as the Company shall reasonably request for use in connection  with  offering  the  Contracts  issued by the  Company.
If  requested  by the Company in lieu
         thereof, the Trust shall provide such documentation (including a final copy of the Trust's proxy materials, periodic reports to shareholders and other communications to shareholders, as set in type or in camera-ready copy) and other assistance as reasonably necessary in order for the Company to print such shareholder communications for distribution to Contract owners.

 2.6. The Company agrees and acknowledges that the Distributor is the sole owner of the name and mark "Alger" and that all use of any designation comprised in whole or part of such name or mark under this Agreement shall inure to the benefit of the Distributor. Except as provided in
         Section 2.5, the Company shall not use any such name or mark on its own behalf or on behalf of the Accounts or Contracts in any registration statement, advertisement, sales literature or other materials relating to the Accounts or Contracts without the prior written consent of the Distributor. Upon termination of this Agreement for any reason, the Company shall cease all use of any such name or mark as soon as reasonably practicable.

 2.7. The Company shall furnish, or cause to be furnished, to the Trust or its designee a copy of each
         Contract prospectus and/or statement of additional information describing the Contracts, each report to
         Contract owners, proxy statement, application for exemption or request for no-action letter in which the
         Trust or the Distributor is named contemporaneously with the filing of such document with the
         Commission. The Company shall furnish, or shall cause to be furnished, to the Trust or its designee each piece of sales literature or other promotional material in which the Trust or the Distributor is named, at least five Business Days prior to its use. No such material shall be used if the Trust or its designee reasonably objects to such use within three Business Days after receipt of such material.

 2.8. The Company shall not give any information or make any representations or statements on behalf of the
         Trust or concerning the Trust or the Distributor in connection with the sale of the Contracts other than information or representations contained in and accurately derived from the registration statement or prospectus for the Trust shares (as such registration statement and prospectus may be amended or supplemented from time to time), annual and semi-annual reports of the Trust, Trust-sponsored proxy statements, or in sales literature or other promotional material approved by the Trust or its designee, except as required by legal process or regulatory authorities or with the prior written permission of the Trust, the Distributor or their respective designees. The Trust and the Distributor agree to respond to any request for approval on a prompt and timely  basis.
The Company  shall adopt and implement
         procedures reasonably designed to ensure that "broker only" materials including information therein about the Trust or the Distributor are not distributed to existing or prospective Contract owners.

 2.9. The Trust shall use its best efforts to provide the Company, on a timely basis, with such information about the Trust, the Portfolios and the Distributor, in such form as the Company may reasonably require, as the Company shall reasonably request in connection with the preparation of registration statements, prospectuses and annual and semi-annual reports pertaining to the Contracts.

 2.10. The Trust and the Distributor shall not give, and agree that no affiliate of either of them shall give, any information or make any representations or statements on behalf of the Company or concerning the
         Company, the Accounts or the Contracts other than information or representations contained in and accurately derived from the registration statement or prospectus for the Contracts (as such registration statement and prospectus may be amended or supplemented  from time to time),  or in materials  approved by
         the Company for distribution including sales literature or other promotional materials, except as required by legal process or regulatory authorities or with the prior written permission of the
         Company. The Company agrees to respond to any request for approval of a prompt and timely basis.

 2.11. So long as, and to the extent that, the Commission interprets the 1940 Act to require pass-through voting privileges for Contract owners, the Company will provide pass-through voting privileges to
         Contract owners whose cash values are invested, through the registered Accounts, in shares of one or more Portfolios of the Trust. The Trust shall require all Participating Insurance Companies to calculate voting privileges in the same manner and the Company shall be responsible for assuring that the Accounts calculate voting privileges in the manner established by the Trust. With respect to each registered Account, the Company will vote shares of each Portfolio of the Trust held by a registered
         Account and for which no timely voting instructions from Contract owners are received in the same proportion as those shares for which voting instructions are received. The Company and its agents will in no way recommend or oppose or interfere with the solicitation of proxies for Portfolio shares held to fund the Contacts without the prior written consent of the Trust, which consent may be withheld in the
         Trust's sole discretion. The Company reserves the right, to the extent permitted by law, to vote shares held in any Account in its sole discretion.

2.12. The Company and the Trust will each provide to the other information about the results of any regulatory examination relating to the Contracts or the Trust, including relevant portions of any "deficiency letter" and any response thereto.

2.13. No compensation shall be paid by the Trust to the Company, or by the Company to the Trust, under this Agreement (except for specified expense reimbursements). However, nothing herein shall prevent the parties hereto from otherwise agreeing to perform, and arranging for appropriate compensation for, other services relating to the Trust, the Accounts or both.

                                  ARTICLE III.
                         Representations and Warranties

 3.1. The Company represents and warrants that it is an insurance company duly organized and in good standing under the laws of the State of New York and that it has legally and validly established each Account as a segregated asset account under such law as of the date set forth in Schedule A, and that _________________________________, the principal underwriter for the Contracts, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member in good standing of the National Association of Securities Dealers, Inc.

 3.2. The Company represents and warrants that it has registered or, prior to any issuance or sale of the Contracts, will register each Account as a unit investment trust in accordance with the provisions of the 1940 Act and cause each Account to remain so registered to serve as a segregated asset account for the Contracts, unless an exemption from registration is available.

 3.3. The Company represents and warrants that the Contracts will be registered under the 1933 Act unless an exemption from registration is available prior to any issuance or sale of the Contracts; the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and the sale of the Contracts shall comply in all material respects with state insurance law suitability requirements.

 3.4. The Trust represents and warrants that it is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and that it does and will comply in all material respects with the 1940 Act and the rules and regulations thereunder.

3.5. The Trust and the Distributor represent and warrant that the Portfolio shares offered and sold pursuant to this Agreement will be registered under the 1933 Act and sold in accordance with all applicable federal and state laws, and the Trust shall be registered under the 1940 Act prior to and at the time of any issuance or sale of such shares. The Trust shall amend its registration statement under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Trust shall register and qualify its shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Trust.

 3.6. The Trust and Adviser represent and warrant that the investments of each Portfolio complies and will comply with the diversification requirements for variable annuity, endowment or life insurance contracts set forth in Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and will notify the Company immediately upon having a reasonable basis for believing any Portfolio has ceased to comply or might not so comply and will immediately take all reasonable steps to adequately diversify the Portfolio to achieve compliance within the grace period afforded by Regulation 1.817-5.

 3.7. The Trust and Adviser represent and warrant that each Portfolio is currently qualified as a "regulated investment company" under Subchapter M of the Code, that such qualification will be maintained and the Trust or the Adviser will notify the Company immediately upon having a reasonable basis for believing it has ceased to so qualify or might not so qualify in the future.

 3.8. The Trust represents and warrants that it, its directors, officers, employees and others dealing with the money or securities, or both, of a Portfolio shall at all times be covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the minimum coverage required by Rule 17g-1 or other applicable regulations under the 1940 Act. Such bond shall include coverage for larceny and embezzlement and be issued by a reputable bonding company.

 3.9. The Distributor represents that it is duly organized and validly existing under the laws of the State of Delaware and that it is registered, and will remain registered, during the term of this Agreement, as a broker-dealer under the Securities Exchange Act of 1934 and is a member in good standing of the National Association of Securities Dealers, Inc.

                                   ARTICLE IV.
                               Potential Conflicts

4.1. The parties acknowledge that a Portfolio's shares may be made available for investment to other
         Participating Insurance Companies. In such event, the Trustees wil monitor the Trust for the existence
         of  any  material   irreconcilable   conflict  between  the  interests
 of  the  contract  owners  of  all
         Participating Insurance Companies. A material irreconcilable conflict may arise for a variety of reasons,  including:  (a) an  action  by  any  state  insurance regulatory  authority;  (b) a  change  in
         applicable federal or state insurance, tax or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or
         securities  regulatory   authorities;   (c)  an  administrative  or
judicial  decision  in  any  relevant
         proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners;
         or (f) a decision by an insurer to disregard the voting instructions of contract owners. The Trust shall promptly inform the Company of any determination by the Trustees that a material irreconcilable conflict exists and of the implications thereof.

4.2. The Company agrees to report promptly any potential or existing conflicts of which it is aware to the Trustees. The Company will assist the Trustees in carrying out their responsibilities under the Shared Funding Exemptive Order by providing the Trustees with all information reasonably necessary for and requested by the Trustees to consider any issues raised including, but not limited to, information as to a decision by the Company to disregard Contract owner voting instructions. All communications from the Company to the Trustees may be made in care of the Trust.

 4.3. If it is determined by a majority of the Trustees, or a majority of the disinterested Trustees, that a material irreconcilable conflict exists that affects the interests of contract owners, the Company shall,  in  cooperation  with other  Participating  Insurance
Companies  whose  contract  owners are also
         affected, at its own expense and to the extent reasonably practicable (as determined by the Trustees)
         take whatever steps are necessary to remedy or eliminate the material irreconcilable conflict, which steps could include: (a) withdrawing the assets allocable to some or all of the Accounts from the Trust or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Trust, or submitting the question of whether or not such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change; and (b) establishing a new registered management investment company or managed separate account.

 4.4. If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice that this provision is being implemented. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust.

4.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account within six (6) months after the Trustees inform the Company in writing that the Trust has determined that such decision has created a material irreconcilable conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust.

  4.6. For purposes of Section 4.3 through 4.6 of this Agreement, a majority of the disinterested Trustees shall determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Trust be required to establish a new funding medium for any Contract. The
         Company shall not be required to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the material irreconcilable conflict. In the event that the Trustees determine that any proposed action does not adequately remedy any material irreconcilable conflict, then the Company will withdraw the Account's investment in the Trust and terminate this Agreement within six (6 months after the Trustees inform the
         Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested Trustees.

 4.7. The Company shall at least annually submit to the Trustees such reports, materials or data as the Trustees may reasonably request so that the Trustees may fully carry out the duties imposed upon them by the Shared Funding Exemptive Order, and said reports, materials and data shall be submitted more frequently if reasonably deemed appropriate by the Trustees.

 4.8. If and to the extent that Rule 6e-3(T) is amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then the Trust and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rule 6e-3(T), as amended, or Rule 6e-3, as adopted, to the extent such rules are applicable.




                                   ARTICLE V.
                                 Indemnification

 5.1. Indemnification By the Company. The Company agrees to indemnify and hold harmless the Adviser,
         ---------------------------------
         Distributor, the Trust and each of its Trustees, officers, employee and agents and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933
 Act  (collectively,  the  "Indemnified
         Parties" for purposes of this Section 5.1) against any and all losses, claims, damages, liabilities
         (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses"), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses are related to the sale or acquisition of the Contracts or Trust shares and:

         (a) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact  contained in a  registration  statement o
 prospectus  for the Contracts or in the
                  Contracts  themselves  or in sales  literature  generated or approved by the Company on behalf of
                  the  Contracts  or  Accounts  (or  any   amendment  or
  supplement  to  any  of  the   foregoing)
                  (collectively,  "Company  Documents"  for the purposes of
this Article V), or arise out of or are
                  based upon the omission or the alleged  omission to state
 therein a material fact required to be
                  stated therein or necessary to make the  statements  therein not  misleading,  provided that this
                  indemnity  shall not apply as to any  Indemnified  Party if such  statement  or  omission or such
                  alleged  statement or omission was made in reliance upon and was accurately  derived from written
                  information  furnished  to the Company by or on behalf of the
 Trust for use in Company  Documents
                  or otherwise for use in connection with the sale of the
Contracts or Trust shares; or

         (b) arise out of or result from statements or representations (other than statements or representations contained in and accurately derived from Trust Documents as defined in Section 5.2(a)) or wrongful conduct of the Company or persons under its control, with respect to the sale or acquisition of the Contracts or Trust shares; or

         (c) arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Trust Documents as defined in Section 5.2(a) or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Trust by or on behalf of the Company; or

         (d) arise out of or result from any failure by the Company or administrator to provide the services or furnish the materials required under the terms of this Agreement; or

         (e) arise out of or result from any material breach of any representation and/or warranty made by the Company or administrator in this Agreement or arise out of or result from any other material breach of this Agreement by the Company or administrator; or

         (f) arise out of or result from the provision by the Company or administrator to the Trust of insufficient or incorrect information regarding the purchase or sale of shares of any Portfolio, or the failure of the Company or administrator to provide such information on a timely basis.

 5.2. Indemnification by the Distributor. The Distributor, Adviser and Trust each jointly and severally agree
         ------------------------------------
         to indemnify and hold harmless the Company and each of its directors, officers, employees, and agents and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act
         (collectively,  the  "Indemnified  Parties"  for the  purposes of this
 Section  5.2)  against any and all
         losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor,  which consent shall not be unreasonably  withheld)
or expenses (including the reasonable
         costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses"), to which the Indemnified
         Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses are related to the sale or acquisition of the Contracts or Trust shares and:
         (a) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus for the Trust (or any amendment or supplement thereto) (collectively, "Trust Documents" for the purposes of this Article V), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the
                  statements   therein  not   misleading,   provided  that  this
                  indemnity shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Adviser, Distributor or the Trust by or on behalf of the Company for use in Trust Documents or otherwise for use in connection with the sale of the Contracts or Trust shares and; or

         (b) arise out of or result from statements or representations (other than statements or representations contained in and accurately derived form Company Documents) or wrongful conduct of the Adviser, Distributor or persons under their control, with respect to the sale or acquisition of the Contracts or Portfolio shares; or

         (c) arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Company Documents or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Company by or on behalf of the Trust, Adviser or Distributor; or

         (d) arise out of or result from any failure by the Adviser, Distributor or the Trust to provide the services or furnish the materials required under the terms of this Agreement; or

         (e) arise out of or result from any material breach of any representation and/or warranty made by the Adviser, Distributor or the Trust in this Agreement ( including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and subchapter M requirements specified in Article III ) or arise out of or result from any other material breach of this Agreement by the Adviser Distributor or the Trust; or

         (f) arise out of or result from the materially incorrect or materially untimely calculation or reporting of the daily net asset value per share or dividend or capital gain distribution rate.

 5.3. None of the Company, the Adviser, the Trust or the Distributor shall be liable under the indemnification provisions of Sections 5.1 or 5.2, as applicable, with respect to any Losses incurred or assessed against an Indemnified Party that arise from such Indemnified Party's willful misfeasance, bad faith or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.

 5.4. None of the Company, the Adviser, Trust or the Distributor shall be liable under the indemnification provisions of Sections 5.1 or 5.2, as applicable, with respect to any claim made against an Indemnified party unless such Indemnified Party shall have notified the other party in writing within a reasonable time after the summons, or other first written notification, giving information of the nature of the claim shall have been served upon or otherwise received by such Indemnified Party (or after such
         Indemnified Party shall have received notice of service upon or other notification to any designated agent), but failure to notify the party against whom indemnification is sought of any such claim shall not relieve that party from any liability which it may have to the Indemnified Party in the absence of
         Sections 5.1 and 5.2.

 5.5. In case any such action is brought against an Indemnified Party, the indemnifying party shall be entitled to participate, at its own expense, in the defense of such action. The indemnifying party also shall be entitled to assume the defense thereof, with counsel reasonably satisfactory to the party named in the action. After notice from the indemnifying party to the Indemnified Party of an election to assume such defense, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the indemnifying party will not be liable to the Indemnified Party under this
         Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.



                                   ARTICLE VI.
                                   Termination

 6.1. This Agreement shall terminate:

         (a) at the option of any party upon 60 days advance written notice to the other parties, unless a shorter time is agreed to by the parties;

         (b) at the option of the Trust or the Distributor if the Contracts issued by the Company cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code or if the Contracts are not registered, issued or sold in accordance with applicable state and/or federal law; or

         (c) at the option of any party upon a determination by a majority of the Trustees of the Trust, or a majority of its disinterested Trustees, that a material irreconcilable conflict exists; or

         (d) at the option of the Company upon institution of formal proceedings against the Trust or the Distributor by the NASD, the SEC, or any state securities or insurance department or any other regulatory body regarding the Trust's or the Distributor's duties under this Agreement or related to the sale of Trust shares or the operation of the Trust; or

         (e) at the option of the Company if the Trust or a Portfolio fails to meet the diversification requirements specified in Section
                  3.6 hereof; or

         (f) at the option of the Company if shares of the Series are not reasonably available to meet the requirements of the Variable Contracts issued by the Company, as determined by the Company, and upon prompt notice by the Company to the other parties; or

         (g) at the option of the Company in the event any of the shares of the Portfolio are not registered, issued or sold in accordance with applicable state and/or federal law, or such law precludes the use of such shares as the underlying investment media of the Variable Contracts issued or to be issued by the Company; or

         (h) at the option of the Company, if the Portfolio fails to qualify as a Regulated Investment Company under Subchapter M of the Code; or

         (i) at the option of the Distributor if it shall determine in its sole judgment exercised in good faith, that the Company and/or its affiliated companies has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity.

 6.2. Notwithstanding any termination of this Agreement, the Trust shall, at the option of the Company, continue to make available additional shares of any Portfolio and redeem shares of any Portfolio pursuant to the terms and conditions of this Agreement for all Contracts in effect on the effective date of termination of this Agreement.

 6.3. The provisions of Article V shall survive the termination of this Agreement, and the provisions of Articles I,II,III,IV, and VII and shall survive the termination of this Agreement as long as shares of the Trust are held on behalf of Contract owners in accordance with
         Section 6.2.


                                  ARTICLE VII.
                                     Notices

         Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.


                  If to the Trust, its Adviser, or its Distributor:

                  Fred Alger Management, Inc.
                  30 Montgomery Street
                  Jersey City, NJ 07302
                  Attn:  Gregory S. Duch

                  If to the Company:


                  Transamerica Life Insurance Company of New York
                  Corporate Secretary
                  100 Manhattanville Rd.
                  Purchase, NY 10577


                                  ARTICLE VIII.
                                  Miscellaneous

 8.1. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

 8.2. This Agreement may be executed in two or more counterparts, each of which taken together shall constitute one and the same instrument.

 8.3. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

 8.4. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of New York. It shall also be subject to the provisions of the federal securities laws and the rules and regulations thereunder and to any orders of the Commission granting exemptive relief therefrom and the conditions of such orders. Copies of any such orders shall be promptly forwarded by the Trust to the Company.

 8.5. All liabilities of the Trust arising, directly or indirectly, under this Agreement, of any and every nature whatsoever, shall be satisfied solely out of the assets of the Trust and no Trustee, officer, agent or holder of shares of beneficial interest of the Trust shall be personally liable for any such liabilities.

 8.6. Each party shall cooperate with each other party and all appropriate governmental authorities (including without limitation the Commission, the National Association of Securities Dealers, Inc. and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

 8.7. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

 8.8. This Agreement shall not be exclusive in any respect.

 8.9. Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the prior written approval of the other party.

8.10. No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties.

8.11. Each party hereto shall, except as required by law or otherwise permitted by this Agreement, treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto, and shall not disclose such confidential information without the written consent of the affected party unless such information has become publicly available.





















         IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Participation Agreement as of the date and year first above written.


                                            Fred Alger and Company, Incorporated


                                            By:________________________________
                                            Name:
                                            Title:


                             The Alger American Fund


                                            By:_________________________________
                                            Name:
                                            Title:


                            Transamerica  Life Insurance Company of New York
                                         By:___________________________________
                                            Name:
                                            Title:

















                                   SCHEDULE A


The Alger American Fund:

         Alger American Growth Portfolio

         Alger American Leveraged AllCap Portfolio

         Alger American Income & Growth Portfolio

33

S:\DEPT550\DREW\AGREEMEN\PART-AGR.TR2






                             PARTICIPATION AGREEMENT


                                      AMONG


                TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY,


                   TRANSAMERICA SECURITIES SALES CORPORATION,


                         ALLIANCE CAPITAL MANAGEMENT LP


                                       AND


                        ALLIANCE FUND DISTRIBUTORS, INC.


                                   DATED AS OF


                                DECEMBER 15, 1997

6

                             PARTICIPATION AGREEMENT


         THIS AGREEMENT, made and entered into as of the 15th day of December 1997 ("Agreement"), by and among Transamerica Life Insurance and Annuity Company, a North Carolina life insurance company ("Insurer") (on behalf of itself and its "Separate Account," defined below); Transamerica Securites Sales Corporation, a Maryland corporation ("Contracts Distributor"), the principal underwriter with respect to the Contracts referred to below; Alliance Capital Management L.P., a Delaware limited partnership ("Adviser"), the investment adviser of the Fund referred to below; and Alliance Fund Distributors, Inc., a Delaware, corporation ("Distributor"), the Fund's principal underwriter (collectively, the "Parties"),

                                WITNESSETH THAT:


         WHEREAS Insurer, the Distributor, and Alliance Variable Products Series Fund, Inc. (the "Fund") desire that shares of the Fund's Premier Growth and Growth and Income (the "Portfolios"; reference herein to the "Fund" includes reference to each Portfolio to the extent the context requires) be made available by Distributor to serve as underlying investment media for those combination fixed and variable annuity contracts of Insurer that are the subject of Insurer's Form N-4 registration statement filed with the Securities and Exchange Commission (the "SEC"), File No. 333-9745 (the "Contracts"), to be offered through Contracts Distributor and other registered broker-dealer firms as agreed to by Insurer and Contracts Distributor; and

         WHEREAS the Contracts provide for the allocation of net amounts received by Insurer to separate series (the "Divisions"; reference herein to the "Separate Account" includes reference to each Division to the extent the context requires) of the Separate Account for investment in the shares of corresponding Portfolios of the Fund that are made available through the Separate Account to act as underlying investment media,

         WHEREAS the Insurer may contract with an administrator (the "Administrator") to perform certain services with respect to the Contracts and, therefore, certain obligations of the Adviser may be directed to such Administrator, if the Insurer so directs the Adviser;

         NOW, THEREFORE, in consideration of the mutual benefits and promises contained herein, the Fund and Distributor will make shares of the Portfolios available to Insurer for this purpose at net asset value and with no sales charges, all subject to the following provisions:


                        Section 1. Additional Portfolios



         The Fund has and may, from time to time, add additional Portfolios, which will become subject to this Agreement, if, upon the written consent of each of the Parties hereto, they are made available as investment media for the Contracts.


                       Section 2. Processing Transactions


         2.1      Timely Pricing and Orders.
         The Adviser or its designated agent will provide closing net asset value, dividend and capital gain information for each Portfolio to Insurer or its Administrator, as directed by Insurer, at the close of trading on each day (a "Business Day") on which the New York Stock Exchange is open for regular trading. The Fund or its designated agent will use its best efforts to provide this information by 6:00 p.m., Eastern time. Insurer will use these data to calculate unit values, which in turn will be used to process transactions that receive that same Business Day's Separate Account Division's unit values. Such Separate Account processing will be done the same evening, and corresponding orders with respect to Fund shares will be placed the morning of the following Business Day. Insurer will use its best efforts to place such orders with the Fund by 10:00 a.m., Eastern time.

         If the Adviser provides material incorrect share net asset value information, the Adviser shall make an adjustment to the number of shares purchased or redeemed for the Separate Account to reflect the correct net asset value per share. Any material error in the calculation or reporting of net asset value per share, dividend or capital gains information shall be reported promptly upon discovery to the Insurer.

         2.2      Timely Payments.
         Insurer or its Administrator will transmit orders for purchases and redemptions of Fund shares to Distributor, and will wire payment for net purchases to a custodial account designated by the Fund on the day the order for Fund shares is placed, to the extent practicable. Payment for net redemptions will be wired by the Fund to an account designated by Insurer on the same day as the order is placed, to the extent practicable, and in any event be made within six calendar days after the date the order is placed in order to enable Insurer to pay redemption proceeds within the time specified in Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act").

         2.3      Applicable Price.
         The Parties agree that Portfolio share purchase and redemption orders resulting from Contract owner purchase payments, surrenders, partial withdrawals, routine withdrawals of charges, or other transactions under Contracts will be executed at the net asset values as determined as of the close of regular trading on the New York Stock Exchange on the Business Day that Insurer receives such orders and processes such transactions, which, Insurer agrees shall occur not earlier than the Business Day prior to Distributor's receipt of the corresponding orders for purchases and redemptions of Portfolio shares. For the purposes of this section, Insurer and its Administrator shall be deemed to be the agent of the Fund for receipt of such orders from holders or applicants of contracts, and receipt by Insurer shall constitute receipt by the Fund. All other purchases and redemptions of Portfolio shares by Insurer, will be effected at the net asset values next computed after receipt by Distributor of the order therefor, and such orders will be irrevocable. Insurer hereby elects to reinvest all dividends and capital gains distributions in additional shares of the corresponding Portfolio at the record-date net asset values until Insurer otherwise notifies the Fund in writing, it being agreed by the Parties that the record date and the payment date with respect to any dividend or distribution will be the same Business Day. The Adviser shall give Insurer or its Administrator, as directed by Insurer, two Business Days' notice of any distributions.

                          Section 3. Costs and Expenses


         3.1      General.
         Except as otherwise specifically provided herein, each Party will bear all expenses incident to its performance under this Agreement.

         3.2      Registration.
         The Fund will bear the cost of its registering as a management investment company under the 1940 Act and registering its shares under the
Securities Act of 1933, as amended (the "1933 Act"), and keeping such registrations current and effective; including, without limitation, the preparation of and filing with the SEC of Forms N-SAR and Rule 24f-2 Notices respecting the Fund and its shares and payment of all applicable registration or filing fees with respect to any of the foregoing. Insurer will bear the cost of registering the Separate Account as a unit investment trust under the 1940 Act and registering units of interest under the Contracts under the 1933 Act and keeping such registrations current and effective; including, without limitation, the preparation and filing with the SEC of Forms N-SAR and Rule 24f-2 Notices respecting the Separate Account and its units of interest and payment of all applicable registration or filing fees with respect to any of the foregoing.

         3.3      Other (Non-Sales-Related) Expenses.
         The Fund will bear the costs of preparing, filing with the SEC and setting for printing the Fund's prospectus, statement of additional information and any amendments or supplements thereto (collectively, the "Fund Prospectus"), periodic reports to shareholders, Fund proxy material and other shareholder communications and any related requests for voting instructions from Participants (as defined below). Insurer will bear the costs of preparing, filing with the SEC and setting for printing, the Separate Account's prospectus, statement of additional information and any amendments or supplements thereto (collectively, the "Separate Account Prospectus"), any periodic reports to owners, annuitants or participants under the Contracts (collectively, "Participants"), and other Participant communications. The Fund and Insurer each will bear the costs of printing in quantity and delivering to existing Participants the documents as to which it bears the cost of preparation as set forth above in this Section 3.3, it being understood that reasonable cost allocations will be made in cases where any such Fund and Insurer documents are printed or mailed on a combined or coordinated basis. If requested by Insurer, the Fund will provide annual Prospectus text to Insurer on diskette for printing and binding with the Separate Account Prospectus.

         3.4      Other Sales-Related Expenses.
         Expenses of distributing the Portfolio's shares and the Contracts will be paid by Contracts Distributor and other parties, as they shall determine by separate agreement.

         3.5      Parties to Cooperate.
         The Adviser, Insurer, Contracts Distributor, and Distributor each agrees to cooperate with the others, as applicable, in arranging to print, mail and/or deliver combined or coordinated prospectuses or other materials of the Fund and Separate Account.

                           Section 4. Legal Compliance


         4.1      Tax Laws.
         (a) The Adviser represents and warrants that each Portfolio will elect to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and shall maintain such qualification, and the Adviser or Distributor will notify Insurer immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

         (b) Insurer represents that it believes, in good faith, that the Contracts will be treated as life insurance or annuity contracts under sections 7702 or 72 of the Code and that it will make every effort to maintain such treatment. Insurer will notify the Fund and Distributor immediately upon having a reasonable basis for believing that any of the Contracts have ceased to be so treated or that they might not be so treated in the future.

         (c) The Adviser represents and warants that it will maintain each Portfolio's compliance with the diversification requirements set forth in
Section 817(h) of the Code and Section 1.817-5(b) of the regulations under the Code, and the Fund, Adviser or Distributor will notify Insurer immediately upon having a reasonable basis for believing that a Portfolio has ceased to so comply or that a Portfolio might not so comply in the future, and they will immediately take all steps to adequately diversify the Portfolio to achieve compliance within the grace period afforded by Treasury Regulation 1.817-5.

         (d) Insurer represents that it believes, in good faith, that the Separate Account is a "segregated asset account" and that interests in the Separate Account are offered exclusively through the purchase of or transfer into a "variable contract," within the meaning of such terms under Section 817(h) of the Code and the regulations thereunder. Insurer will make every effort to continue to meet such definitional requirements, and it will notify the Fund and Distributor immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

         (e) The Adviser will manage the Fund as a RIC in compliance with Subchapter M of the Code and with Section 817(h) of the Code and regulations thereunder. The Fund has adopted and will maintain procedures for ensuring that the Fund is managed in compliance with Subchapter M and Section 817(h) and regulations thereunder.

         (f) Should the Distributor or Adviser become aware of a failure of Fund, or any of its Portfolios, to be in compliance with Subchapter M of the Code or Section 817(h) of the Code and regulations thereunder, they represent and agree that they will immediately notify Insurer of such in writing.

         4.2      Insurance and Certain Other Laws.
         (a) The Adviser will use its best efforts to cause the Fund to comply with any applicable state insurance laws or regulations, to the extent specifically requested in writing by Insurer. If it cannot comply, it will so notify Insurer in writing.

         (b) Insurer represents and warrants that (i) it is an insurance company duly organized, validly existing and in good standing under the laws of the State of North Carolina and has full corporate power, authority and legal right to execute, deliver and perform its duties and comply with its obligations under this Agreement, (ii) it has legally and validly established and maintains the Separate Account as a segregated asset account under North Carolina Law, and
(iii) the Contracts comply in all material respects with all other applicable federal and state laws and regulations.

         (c) Insurer and Contracts Distributor represent and warrant that Contracts Distributor is a business corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland and has full corporate power, authority and legal right to execute, deliver, and perform its duties and comply with its obligations under this Agreement.

         (d) Distributor represents and warrants that it is a business corporation duly organized, validly existing, and in good standing under the laws of the State of Delaware and has full corporate power, authority and legal right to execute, deliver, and perform its duties and comply with its obligations under this Agreement.

         (e) Distributor represents and warrants that the Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland and has full power, authority, and legal right to execute, deliver, and perform its duties and comply with its obligations under this Agreement.

         (f) Adviser represents and warrants that it is a limited partnership, duly organized, validly existing and in good standing under the laws of the State of Delaware and has full power, authority, and legal right to execute, deliver, and perform its duties and comply with its obligations under this Agreement.

         4.3      Securities Laws.
         (a) Insurer represents and warrants that (i) interests in the Separate Account pursuant to the Contracts will be registered under the 1933 Act to the extent required by the 1933 Act and the Contracts will be duly authorized for issuance and sold in compliance with [State] law, (ii) the Separate Account is and will remain registered under the 1940 Act to the extent required by the 1940 Act, (iii) the Separate Account does and will comply in all material respects with the requirements of the 1940 Act and the rules thereunder, (iv) the Separate Account's 1933 Act registration statement relating to the Contracts, together with any amendments thereto, will, at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder, and (v) the Separate Account Prospectus will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder.

         (b) The Adviser and Distributor represent and warrant that (i) Fund shares sold pursuant to this Agreement will be registered under the 1933 Act to the extent required by the 1933 Act and duly authorized for issuance and sold in compliance with Maryland law, (ii) the Fund is and will remain registered under the 1940 Act to the extent required by the 1940 Act, (iii) the Fund will amend the registration statement for its shares under the 1933 Act and itself under the 1940 Act from time to time as required in order to effect the continuous offering of its shares, (iv) the Fund does and will comply in all material respects with the requirements of the 1940 Act and the rules thereunder, (v) the Fund's 1933 Act registration statement, together with any amendments thereto, will at all times comply in all material respects with the requirements of the 1933 Act and rules thereunder, and (vi) the Fund Prospectus will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder.

         (c) The Fund will register and qualify its shares for sale in accordance with the laws of any state or other jurisdiction only if and to the extent reasonably deemed advisable by the Fund, Insurer or any other life insurance company utilizing the Fund.

         (d) Distributor and Contracts Distributor each represents and warrants that it is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member in good standing of the National Association of Securities Dealers Inc. (the "NASD").

         4.4      Notice of Certain Proceedings and Other Circumstances.
         (a) Distributor or the Fund shall immediately notify Insurer of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to the Fund's registration statement under the 1933 Act or the Fund Prospectus, (ii) any request by the SEC for any amendment to such registration statement or Fund Prospectus, (iii) the initiation of any proceedings for that purpose or for any other purpose relating to the registration or offering of the Fund's shares, or (iv) any other action or circumstances that may prevent the lawful offer or sale of Fund shares in any state or jurisdiction, including, without limitation, any circumstances in which
(x) the Fund's shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law or (y) such law precludes the use of such shares as an underlying investment medium of the Contracts issued or to be issued by Insurer. Distributor and the Fund will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

         (b) Insurer and Contracts Distributor shall immediately notify the Fund of (i) the issuance by any court or regulatory body of any stop order, cease and desist order or similar order with respect to the Separate Account's registration statement under the 1933 Act relating to the Contracts or the Separate Account Prospectus, (ii) any request by the SEC for any amendment to such registration statement or Separate Account Prospectus, (iii) the initiation of any proceedings for that purpose or for any other purpose relating to the registration or offering of the Separate Account interests pursuant to the Contracts, or (iv) any other action or circumstances that may prevent the lawful offer or sale of said interests in any state or jurisdiction, including, without limitation, any circumstances in which said interests are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law. Insurer and Contracts Distributor will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

         4.5      Insurer to Provide Documents.
         Upon request, Insurer will provide the Fund and the Distributor one complete copy of SEC registration statements, Separate Account Prospectuses, reports, any preliminary and final voting instruction solicitation material, applications for exemptions, requests for no-action letters, and amendments to any of the above, that relate to the Separate Account or the Contracts, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

         4.6      Fund to Provide Documents.
         Upon request, the Fund will provide to Insurer one complete copy of SEC registration statements, Fund Prospectuses, reports, any preliminary and final proxy material, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, contemporaneously with the filing of such document with the SEC or other regulatory authorities.


                       Section 5. Mixed and Shared Funding


         5.1      General.
         The Fund has obtained an order exempting it from certain provisions of the 1940 Act and rules thereunder so that the Fund is available for investment by certain other entities, including, without limitation, separate accounts funding variable life insurance policies and separate accounts of insurance companies unaffiliated with Insurer ("Mixed and Shared Funding Order"). The Parties recognize that the SEC has imposed terms and conditions for such orders that are substantially identical to many of the provisions of this Section 5.

         5.2      Disinterested Directors.
         The Fund agrees that its Board of Directors shall at all times consist of directors a majority of whom (the "Disinterested Directors") are not interested persons of Adviser or Distributor within the meaning of Section 2(a)(I 9) of the 1940 Act.

         5.3      Monitoring for Material Irreconcilable Conflicts.
         The Fund agrees that its Board of Directors will monitor for the existence of any material irreconcilable conflict between the interests of the participants in all separate accounts of life insurance companies utilizing the Fund, including the Separate Account. Insurer agrees to inform the Board of Directors of the Fund of the existence of or any potential for any such material irreconcilable conflict of which it is aware. The concept of a "material irreconcilable conflict" is not defined by the 1940 Act or the rules thereunder, but the Parties recognize that such a conflict may arise for a variety of reasons, including, without limitation:

       (a)      an action by any state insurance or other regulatory authority;

         (b) a change in applicable federal or state insurance, tax or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax or securities regulatory authorities;

         (c) an administrative or judicial decision in any relevant proceeding;

         (d) the manner in which the investments of any Portfolio are being managed;

         (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract participants or by participants of different life insurance companies utilizing the Fund; or

         (f) a decision by a life insurance company utilizing the Fund to disregard the voting instructions of participants.

         Insurer  will  assist  the  Board  of  Directors  in  carrying  out its responsibilities by providing the Board of Directors with all information reasonably necessary for the Board of Directors to consider any issue raised, including information as to a decision by Insurer to disregard voting instructions of Participants.

         5.4      Conflict Remedies.
         (a) It is agreed that if it is determined by a majority of the members of the Board of Directors or a majority of the Disinterested Directors that a material irreconcilable conflict exists, Insurer and the other life insurance companies utilizing the Fund will, at their own expense and to the extent reasonably practicable (as determined by a majority of the Disinterested Directors), take whatever steps are necessary to remedy or eliminate the material irreconcilable conflict, which steps may include, but are not limited to:

         (i) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any
                  Portfolio and reinvesting such assets in a different investment medium, including another
                  Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected participants and, as appropriate, segregating the assets of any particular group (e.g., annuity contract owners or participants, life insurance contract owners or all contract owners and participants of one or more life insurance companies utilizing the
                  Fund) that votes in favor of such segregation, or offering to the affected contract owners or participants the option of making such a change; and

         (ii) establishing a new registered investment company of the type defined as a "Management Company" in Section 4(3) of the 1940 Act or a new separate account that is operated as a Management Company.

         (b) If the material irreconcilable conflict arises because of Insurer's decision to disregard Participant voting instructions and that decision represents a minority position or would preclude a majority vote, Insurer may be required, at the Fund's election, to withdraw the Separate Account's investment in the Fund. No charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal must take place within six months after the Fund gives notice to Insurer that this provision is being implemented, and until such withdrawal Distributor and the Fund shall continue to accept and implement orders by Insurer for the purchase and redemption of shares of the Fund.

         (c) If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to Insurer conflicts with the majority of other state regulators, then Insurer will withdraw the Separate Account's investment in the Fund within six months after the Fund's Board of Directors informs Insurer that it has determined that such decision has created a material irreconcilable conflict, and until such withdrawal Distributor and Fund shall continue to accept and implement orders by Insurer for the purchase and redemption of shares of the Fund.

         (d) Insurer agrees that any remedial action taken by it in resolving any material irreconcilable conflict will be carried out at its expense and with a view only to the interests of Participants.

         (e) For purposes hereof, a majority of the Disinterested Directors will determine whether or not any proposed action adequately remedies any material irreconcilable conflict. In no event, however, will the Fund or Distributor be required to establish a new funding medium for any Contracts. Insurer will not be required by the terms hereof to establish a new funding medium for any Contracts if an offer to do so has been declined by vote of a majority of Participants materially adversely affected by the material irreconcilable conflict.

         5.5      Notice to Insurer.
         The Fund will promptly make known in writing to Insurer the Board of Directors' determination of the existence of a material irreconcilable conflict, a description of the facts that give rise to such conflict and the implications of such conflict.

         5.6      Information Requested by Board of Directors.
         Insurer and the Fund will at least annually submit to the Board of Directors of the Fund such reports, materials or data as the Board of Directors may reasonably request so that the Board of Directors may fully carry out the obligations imposed upon it by the provisions hereof, and said reports, materials and data will be submitted at any reasonable time deemed appropriate by the Board of Directors. All reports received by the Board of Directors of potential or existing conflicts, and all Board of Directors actions with regard to determining the existence of a conflict, notifying life insurance companies utilizing the Fund of a conflict, and determining whether any proposed action adequately remedies a conflict, will be properly recorded in the minutes of the Board of Directors or other appropriate records, and such minutes or other records will be made available to the SEC upon request.

         5.7      Compliance with SEC Rules.
         If, at any time during which the Fund is serving an investment medium for variable life insurance policies, 1940 Act Rules 6e-3(T) or, if applicable, 6e-2 are amended or Rule 6e-3 is adopted to provide exemptive relief with respect to mixed and shared funding, the Parties agree that they will comply with the terms and conditions thereof and that the terms of this Section 5 shall be deemed modified if and only to the extent required in order also to comply with the terms and conditions of such exemptive relief that is afforded by any of said rules that are applicable.


                             Section 6. Termination


         6.1      Events of Termination.
         Subject to Section 6.4 below,  this  Agreement  will  terminate as to a
Portfolio:

         (a) at the option of Insurer or Distributor upon at least six months advance written notice to the other Parties, or

         (b) at the option of the Fund upon (i) at least sixty days advance written notice to the other parties, and (ii) approval by (x) a majority of the disinterested Directors upon a finding that a continuation of this Contract is contrary to the best interests of the Fund, or (y) a majority vote of the shares of the affected Portfolio in the corresponding Division of the Separate Account (pursuant to the procedures set forth in Section 10 of this Agreement for voting Trust shares in accordance with Participant instructions).

         (c) at the option of the Fund upon institution of formal proceedings against Insurer or Contracts Distributor by the NASD, the SEC, any state insurance regulator or any other regulatory body regarding Insurer's obligations under this Agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of the Fund shares, if, in each case, the Fund reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on the Portfolio to be terminated; or

         (d) at the option of Insurer upon institution of formal proceedings against the Fund, Adviser, or Distributor by the NASD, the SEC, or any state insurance regulator or any other regulatory body regarding the Fund's, Adviser's or Distributor's obligations under this Agreement or related to the operation or management of the Fund or the purchase of Fund shares, if, in each case, Insurer reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on Insurer, Contracts Distributor or the Division corresponding to the Portfolio to be terminated; or

         (e) at the option of any Party in the event that (i) the Portfolio's shares are not registered and, in all material respects, issued and sold in accordance with any applicable state and federal law or (ii) such law precludes the use of such shares as an underlying investment medium of the Contracts issued or to be issued by Insurer; or

         (f) upon termination of the corresponding Division's investment in the Portfolio pursuant to Section 5 hereof; or

         (g) at the option of Insurer if the Portfolio ceases to qualify as a RIC under Subchapter M of the Code or under successor or similar provisions; or

         (h) at the  option of  Insurer if the  Portfolio  fails to comply  with
Section 817(h) of the Code or with successor or similar provisions; or

         (i) at the option of Insurer if Insurer reasonably believes that any change in a Fund's investment adviser or investment practices will materially increase the risks incurred by Insurer.

         6.2      Funds to Remain Available.
         Except (i) as necessary to implement Participant-initiated transactions, (ii) as required by state insurance laws or regulations, (iii) as required pursuant to Section 5 of this Agreement, or (iv) with respect to any Portfolio as to which this Agreement has terminated, Insurer shall not (x) redeem Fund shares attributable to the Contracts, or (y) prevent Participants from allocating payments to or transferring amounts from a Portfolio that was otherwise available under the Contracts, until, in either case, 90 calendar days after Insurer shall have notified the Fund or Distributor of its intention to do so.

         6.3      Survival of Warranties and Indemnifications.
         All warranties and indemnifications will survive the termination of this Agreement.

         6.4      Continuance of Agreement for Certain Purposes.
         Notwithstanding any termination of this Agreement, the Distributor shall continue to make available shares of the Portfolios pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (the "Existing Contracts"), except as otherwise provided under Section 5 of this Agreement. Specifically, and without limitation, the Distributor shall facilitate the sale and purchase of shares of the Portfolios as necessary in order to process premium payments, surrenders and other withdrawals, and transfers or reallocations of values under Existing Contracts.


             Section 7. Parties to Cooperate Respecting Termination


         The other Parties hereto agree to cooperate with and give reasonable assistance to Insurer in taking all necessary and appropriate steps for the purpose of ensuring that the Separate Account owns no shares of a Portfolio after the Final Termination Date with respect thereto.


                              Section 8. Assignment


         This Agreement may not be assigned by any Party, except with the written consent of each other Party.


                               Section 9. Notices


         Notices and communications required or permitted by Section 2 hereof will be given by means mutually acceptable to the Parties concerned. Each other notice or communication required or permitted by this Agreement will be given to the following persons at the following addresses and facsimile numbers, or such other persons, addresses or facsimile numbers as the Party receiving such notices or communications may subsequently direct in writing:

            Transamerica Life Insurance and Annuity
Company
            Corporate Secretary
            1150 South Olive Street
            Los Angeles, California  90015

            Transamerica Securities Sales Corporation
            Transamerica Center
            1150 South Olive Street
            Los Angeles, California  90015


            Alliance Fund Distributors, Inc.
            1345 Avenue of the Americas
            New York NY 10105
            Attn.: Edmund P. Bergan
            FAX: (212) 969-2290

            Alliance Capital Management L.P.
            1345 Avenue of the Americas
            New York NY 10105
            Attn: Edmund P. Bergan
            FAX: (212) 969-2290

                          Section 10. Voting Procedures


         Subject to the cost allocation procedures set forth in Section 3 hereof, Insurer will distribute all proxy material furnished by the Fund to Participants and will vote Fund shares in accordance with instructions received from Participants. Insurer will vote Fund shares that are (a) not attributable to Participants or (b) attributable to Participants, but for which no instructions have been received, in the same proportion as Fund shares for which said instructions have been received from Participants. Insurer agrees that it will disregard Participant voting instructions only to the extent it would be permitted to do so pursuant to Rule 6e-3 (T)(b)(15)(iii) under the 1940 Act if the Contracts were variable life insurance policies subject to that rule. Other participating life insurance companies utilizing the Fund will be responsible for calculating voting privileges in a manner consistent with that of Insurer, as prescribed by this Section 10.


                         Section 11. Foreign Tax Credits


         The Adviser agrees to consult in advance with Insurer concerning any decision to elect or not to elect pursuant to Section 853 of the Code to pass through the benefit of any foreign tax credits to the Fund's shareholders.


                           Section 12. Indemnification


         12.1     Of Fund, Distributor and Adviser by Insurer.
         (a) Except to the extent provided in Sections 12.1(b) and 12.1(c), below, Insurer agrees to indemnify and hold harmless the Fund, Distributor and Adviser, each of their directors and officers, and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 12. 1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Insurer) or actions in respect thereof (including, to the extent reasonable, legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or actions are related to the sale, acquisition, or holding of the Fund's shares and:

 (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Separate Account's 1933 Act registration statement, the Separate Account
          Prospectus, the Contracts or, to the extent prepared by Insurer or Contracts Distributor, sales literature or advertising for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided that this agreement to indemnify shall not apply as to any Indemnified
          Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Insurer or Contracts Distributor by or on behalf of the Fund, Distributor or Adviser for use in the Separate Account's 1933 Act
          registration statement, the Separate Account Prospectus, the Contracts, or sales literature or advertising (or any amendment or supplement to any of the foregoing);
 or

         (ii) arise out of or as a result of any other statements or representations (other than statements or representations contained in the Fund's 1933 Act registration statement, Fund Prospectus, sales literature or advertising of the Fund, or any amendment or supplement to any of the foregoing, not supplied for use therein by or on behalf of Insurer or Contracts Distributor) or the negligent, illegal or fraudulent conduct of Insurer or Contracts Distributor or persons under their control (including, without limitation, their employee and "Associated Persons," as that term is defined in paragraph (m) of Article I of the NASD's By-Laws), in connection with the sale or distribution of the Contracts or Fund shares; or

         (iii) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Fund's 1933 Act registration statement, Fund Prospectus, sales literature or advertising of the Fund, or any amendment or supplement to any of the foregoing, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon and in conformity with information furnished to the Fund, Adviser or Distributor by or on behalf of Insurer or Contracts Distributor for use in the Fund's 1933 Act registration statement, Fund Prospectus, sales literature or advertising of the Fund, or any amendment or supplement to any of the foregoing; or

         (iv) arise as a result of any failure by Insurer or Contracts Distributor to perform the obligations, provide the services and furnish the materials required of them under the terms of this Agreement.

         (b) Insurer shall not be liable under this Section 12.1 with respect to any losses, claims, damages, liabilities or actions to which an Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance by that Indemnified Party of its duties or by reason of that Indemnified Party's reckless disregard of obligations or duties under this Agreement or to Distributor or to the Fund.

         (c) Insurer shall not be liable under this Section 12.1 with respect to any action against an Indemnified Party unless the Fund, Distributor or Adviser shall have notified Insurer in writing within a reasonable time after the summons or other first legal process giving information of the nature of the action shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify Insurer of any such action shall not relieve Insurer from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this Section 12. 1. In case any such action is brought against an Indemnified Party, Insurer shall be entitled to participate, at its own expense, in the defense of such action. Insurer also shall be entitled to assume the defense thereof, with counsel approved by the Indemnified Party named in the action, which approval shall not be unreasonably withheld. After notice from Insurer to such Indemnified Party of Insurer's election to assume the defense thereof, the Indemnified Party will cooperate fully with Insurer and shall bear the fees and expenses of any additional counsel retained by it, and Insurer will not be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such Indemnified Party independently in connection with the defense thereof, other than reasonable costs of investigation.

         12.2 Indemnification of Insurer and Contracts Distributor by Adviser and Distributor.
         (a) Except to the extent provided in Sections 12.2(d) and 12.2(e), below, Adviser and Distributor agree to indemnify and hold harmless Insurer and Contracts Distributor, each of their directors and officers, and each person, if any, who controls Insurer or Contracts Distributor within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 12.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Adviser) or actions in respect thereof (including, to the extent reasonable, legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or actions are related to the sale, acquisition, or holding of the Fund's shares and:

         (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Fund's 1933 Act registration statement, Fund Prospectus, sales literature or advertising of the Fund or, to the extent not prepared by Insurer or Contracts Distributor, sales literature or advertising for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission o the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided that this agreement to indemnify shall not apply as to any Indemnified
                  Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Distributor, Adviser or the Fund by or on behalf of Insurer or Contracts Distributor for use in the Fund's 1933 Act registration statement,
                  Fund Prospectus, or in sales literature or advertising (or any amendment or supplement to any of the foregoing); or

         (ii) arise out of or as a result of any other statements or representations (other than statements or representations contained in the Separate Account's 1933 Act registration statement, Separate
                  Account Prospectus, sales literature or advertising for the Contracts, or any amendment or supplement to any of the foregoing, not supplied for use therein by or on behalf of Distributor,
                  Adviser, or the Fund) or the negligent, illegal or fraudulent conduct of the Fund, Distributor,
                  Adviser or persons under their control (including, without limitation, their employees and
                  Associated Persons), in connection with the sale or distribution of the Contracts or Fund shares;
                  or

         (iii) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Separate Account's 1933 Act registration statement, Separate Account
                  Prospectus, sales literature or advertising covering the Contracts, or any amendment or supplement to any of the foregoing, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon and in conformity with information furnished to Insurer or Contracts Distributor by or on behalf of the Fund,
                  Distributor or Adviser for use in the Separate Account's 1933 Act registration statement,
                  Separate Account Prospectus, sales literature or advertising covering the Contracts, or any amendment or supplement to any of the foregoing;

         (iv) arise as a result of any failure by the Fund, Adviser or Distributor to perform the obligations, provide the services and furnish the materials required of them under the terms of this Agreement;

         (v) arise out of or result from any material breach of any representation and/or warranty made by the Adviser or Distributor in this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and Sub-Chapter M qualification requirements specified in Section 4 of this Agreement) or arise out of or result form any other material breach of this Agreement by the Adviser or Distributor; or

          (vi) arise out of or result from the materially incorrect or untimely calculation or reporting of the daily net asset value per share or dividend or capital gain distribution rate.

         (b) Except to the extent provided in Sections 12.2(d) and 12.2(e) hereof, Adviser agrees to indemnify and hold harmless the Indemnified Parties from and against any and all losses, claims, damages, liabilities (including amounts paid in settlement thereof with, except as set forth in Section 12.2(c) below, the written consent of Adviser) or actions in respect thereof (including, to the extent reasonable, legal and other expenses) to which the Indemnified Parties may become subject directly or indirectly under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or actions directly or indirectly result from or arise out of the failure of any Portfolio to operate as a regulated investment company in compliance with (i) Subchapter M of the Code and regulations thereunder and (ii) Section 817(h) of the Code and regulations thereunder (except to the extent that such failure is caused by Insurer), including, without limitation, any income taxes and related penalties, rescission charges, liability under state law to Contract owners or Participants asserting liability against Insurer or Contracts Distributor pursuant to the Contracts, the costs of any ruling and closing agreement or other settlement with the Internal Revenue Service, and the cost of any substitution by Insurer of shares of another investment company or portfolio for those of any adversely affected Portfolio as a funding medium for the Separate Account that Insurer deems necessary or appropriate as a result of the noncompliance.

         (c) The written consent of Adviser referred to in Section 12.2(b) above shall not be required with respect to amounts paid in connection with any ruling and closing agreement or other settlement with the Internal Revenue Service.

         (d) Adviser shall not be liable under this Section 12.2 with respect to any losses, claims; damages, liabilities or actions to which an Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance by that Indemnified Party of its duties or by reason of such Indemnified Party's reckless disregard of its obligations and duties under this Agreement or to Insurer, Contracts Distributor or the Separate Account.

         (e) Adviser shall not be liable under this Section 12.2 with respect to any action against an Indemnified Party unless Insurer or Contracts Distributor shall have notified Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the action shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify Adviser of any such action shall not relieve Adviser from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this Section 12.2. In case any such action is brought against an Indemnified Party, Adviser will be entitled to participate, at its own expense, in the defense of such action. Adviser also shall be entitled to assume the defense thereof (which shall include, without limitation, the conduct of any ruling request and closing agreement or other settlement proceeding with the Internal Revenue Service), with counsel approved by the Indemnified Party named in the action, which approval shall not be unreasonably withheld. After notice from Adviser to such Indemnified Party of Adviser's election to assume the defense thereof, the Indemnified Party will cooperate fully with Adviser and shall bear the fees and expenses of any additional counsel retained by it, and Adviser will not be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such Indemnified Party independently in connection with the defense thereof, other than reasonable costs of investigation.

         12.3     Effect of Notice.
         Any notice given by the indemnifying Party to an Indemnified Party referred to in Section 12.1(c) or 12.2(e) above of participation in or control of any action by the indemnifying Party will in no event be deemed to be an admission by the indemnifying Party of liability, culpability or responsibility, and the indemnifying Party will remain free to contest liability with respect to the claim among the Parties or otherwise.


                           Section 13. Applicable Law


         This Agreement will be construed and the provisions hereof interpreted under and in accordance with New York law, without regard for that state's principles of conflict of laws.


                      Section 14. Execution in Counterparts


         This  Agreement  may  be  executed   simultaneously   in  two  or  more
counterparts, each of which taken together will constitute one and the same instrument.


                            Section 15. Severability


         If any provision of this Agreement is held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement will not be affected thereby.


                          Section 16. Rights Cumulative


         The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, that the Parties are entitled to under federal and state laws.


                Section 17. Restrictions on Sales of Fund Shares


Insurer agrees that the Fund will be permitted (subject to the other terms of this

         Agreement) to make its shares available to separate accounts of other life insurance companies.


                              Section 18. Headings


         The Table of Contents and headings used in this Agreement are for purposes of reference only and shall not limit or define the meaning of the provisions of this Agreement.

         IN WITNESS WHEREOF, the Parties have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers signing below.

                      TRANSAMERICA LIFE INSURANCE
                      AND ANNUITY COMPANY


   By:
  Name:
 Title:


                      TRANSAMERICA SECURITIES SALES
                      CORPORATION


   By:
  Name:
 Title:


                      ALLIANCE CAPITAL MANAGEMENT LP
                      By:  Alliance Capital Management Corporation,
                                its General Partner


                                       By:
                                      Name:
                                     Title:


                             ALLIANCE FUND DISTRIBUTORS, INC.


                                       By:
                                      Name:
                                     Title:





S:\DEPT550\DREW\AGREEMEN\PART-AGR.TR2

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                               JANUS ASPEN SERIES

                          FUND PARTICIPATION AGREEMENT


         THIS AGREEMENT is made this ____ day of __________, 199_, between JANUS ASPEN SERIES, an open-end management investment company organized as a Delaware business trust (the "Trust"), JANUS CAPITAL CORPORATION (the "Adviser"), a Colorado Corporation and the investment adviser to the Trust, and TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY, a life insurance company organized under the laws of the State of North Carolina (the "Company"), on its own behalf and on behalf of each segregated asset account of the Company set forth on Schedule A, as may be amended from time to time (the "Accounts").

                                                W I T N E S S E T H:

         WHEREAS, the Trust has registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and has registered the offer and sale of its shares under the Securities Act of 1933, as amended (the "1933 Act"); and

         WHEREAS, the Trust desires to act as an investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts to be offered by insurance companies that have entered into participation agreements with the Trust (the "Participating Insurance Companies"); and

         WHEREAS, the beneficial interest in the Trust is divided into several series of shares, each series representing an interest in a particular managed portfolio of securities and other assets (the "Portfolios"); and

         WHEREAS, the Trust has received an order from the Securities and Exchange Commission granting Participating Insurance Companies and their separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a) and 15(b) of the 1940 Act, and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Trust to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans (the "Exemptive Order"); and

         WHEREAS, the Company has registered or will register (unless registration is not required under applicable law) certain variable life insurance policies and/or variable annuity contracts under the 1933 Act (the "Contracts"); and

         WHEREAS,   the  Company  has   registered  or  will  register   (unless
registration is not required under applicable law) each Account as a unit investment trust under the 1940 Act; and

                                                       -16-
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         WHEREAS, the Adviser is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended;

         WHEREAS, the Company desires to utilize shares of one or more Portfolios as an investment vehicle of the Accounts;

         WHEREAS, the Company may contract with an Administrator to perform certain administrative services with regard to the Contracts and Account(s) and, therefore, certain obligations of the Trust and/or Adviser shall be directed to the Administrator, as directed by the Company.

         NOW, THEREFORE, in consideration of their mutual promises, the parties agree as follows:


                                    ARTICLE I
                              Sale of Trust Shares

         1.1 The Trust and the Adviser shall make shares of the Trust's Portfolios available to the Accounts at the net asset value next computed after receipt of such purchase order by the Trust (or its agent), as established in accordance with the provisions of the then current prospectus of the Trust. Shares of a particular Portfolio of the Trust shall be ordered in such quantities and at such times as determined by the Company or its Administrator to be necessary to meet the requirements of the Contracts. The Trustees of the Trust (the "Trustees") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

         1.2 The Trust will redeem any full or fractional shares of any Portfolio when requested by the Company or its Administrator on behalf of an Account at the net asset value next computed after receipt by the Trust (or its agent) of the request for redemption, as established in accordance with the provisions of the then current prospectus of the Trust.

         1.3 For the purposes of Sections 1.1 and 1.2, the Trust hereby appoints the Company as its agent for the limited purpose of receiving and accepting purchase and redemption orders resulting from investment in and payments under the Contracts. Receipt by the Company shall constitute receipt by the Trust provided that i) such orders are received by the Company in good order prior to the time the net asset value of each Portfolio is priced in accordance with its prospectus and ii) the Trust receives notice of such orders by 11:00 a.m. New York time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading unless the Trust is not required to calculate its net asset value on such a day pursuant to the rules of the Securities and Exchange Commission ("SEC").

         1.4 Purchase orders that are transmitted to the Trust in accordance with Section 1.3 shall be paid for no later than 12:00 noon New York time on the same Business Day that the Trust receives notice of the order. The Trust shall use its best efforts to make payment for redemption orders transmitted to the Trust in accordance with Section 1.3 by 3:00 p.m. New York time on the same Business Day that the Trust receives notice of the order, but in no event shall payment be delayed for a greater period than is permitted by the 1940 Act. Payments shall be made in federal funds transmitted by wire.

         1.5 Issuance and transfer of the Trust's shares will be by book entry only. Stock certificates will not be issued to the Company or the Account. Shares ordered from the Trust will be recorded in the appropriate title for each Account or the appropriate subaccount of each Account.

         1.6 The Trust shall furnish prompt notice to the Company or its Administrator, as specified by the Company, of any income dividends or capital gain distributions payable on the Trust's shares prior to the payment of such dividends. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio's shares in additional shares of that Portfolio. The Trust shall notify the Company or its Administrator, as specified by the Company, of the number of shares so issued as payment of such dividends and distributions prior to the payment of such dividends.

         1.7 The Trust shall make the net asset value per share for each Portfolio available to the Company or its Administrator, as specified by the Company, on a daily basis every Business Day as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 6 p.m. New York time.

         1.8 The Trust and the Adviser agree that the Trust's shares will be sold only to Participating Insurance Companies and their separate accounts and to certain qualified pension and retirement plans to the extent permitted by the Exemptive Order. No shares of any Portfolio will be sold directly to the general public. The Company agrees that Trust shares will be used only for the purposes of funding the Contracts and Accounts listed in Schedule A, as amended from time to time.

         1.9 The Trust and the Adviser agree that all Participating Insurance Companies shall have the obligations and responsibilities regarding pass-through voting and conflicts of interest corresponding to those contained in Section 2.8 and Article IV of this Agreement.

         1.10 If the Trust provides materially incorrect share net asset value information through no fault of the Company, the Company shall be entitled to an adjustment with respect to the Trust shares purchased or redeemed to reflect the correct net asset value per share. The determination of the materiality of any net asset value pricing error shall be based on the SEC's recommended guidelines regarding such errors. The correction of any such errors shall be made at the Company level and shall be made pursuant to the SEC's recommended guidelines. Any material error in the calculation or reporting of net asset value per share, dividend or capital gain information shall be reported promptly upon discovery to the Company.


                                   ARTICLE II
                           Obligations of the Parties

         2.1 The Trust and the Adviser shall prepare and be responsible for filing with the Securities and Exchange Commission and any state regulators requiring such filing all shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses, statements of additional information, and fund profiles (upon the adoption of Rule 498 under the 1933 Act) of the Trust. The Trust shall bear the costs of registration and qualification of its shares, preparation and filing of the documents listed in this Section 2.1 and all taxes to which an issuer is subject on the issuance and transfer of its shares.

         2.2 At the option of the Company, the Trust shall either (a) provide the Company (at the Company's expense) with as many copies of the current prospectus, annual report, semi-annual report, fund profiles and other shareholder communications, including any amendments or supplements to any of the foregoing, for the Trust's Portfolios in which the Accounts invest, as the Company shall reasonably request; or (b) provide the Company with a camera ready copy of such documents in a form suitable for printing. The Trust shall provide the Company with a copy of its statement of additional information in a form suitable for duplication by the Company. The Trust (at its expense) shall provide the Company with copies of any Trust-sponsored proxy materials in such quantity as the Company shall reasonably require for distribution to Contract owners.

         2.3 The Company shall bear the costs of printing and distributing the Trust's prospectus, statement of additional information, shareholder reports and other shareholder communications to owners of and applicants for policies for which the Trust is serving or is to serve as an investment vehicle. The Company shall bear the costs of distributing proxy materials (or similar materials such as voting solicitation instructions) to Contract owners. The Company assumes sole responsibility for ensuring that such materials are delivered to Contract owners in accordance with applicable federal and state securities laws.

         2.4 The Company agrees and acknowledges that the Adviser is the sole owner of the name and mark "Janus" and that all use of any designation comprised in whole or part of Janus (a "Janus Mark") under this Agreement shall inure to the benefit of the Adviser. Except as provided in Section 2.5, the Company shall not use any Janus Mark on its own behalf or on behalf of the Accounts or Contracts in any registration statement, advertisement, sales literature or other materials relating to the Accounts or Contracts without the prior written consent of the Adviser. Upon termination of this Agreement for any reason, the Company shall cease all use of any Janus Mark(s) as soon as reasonably practicable except with respect to shares of the Trust that continue to be made available to Contract owners in accordance with Section 6.2.

         2.5 The Company shall furnish, or cause to be furnished, to the Trust or its designee, a copy of each Contract prospectus or statement of additional information in which the Trust or the Adviser is named prior to the filing of such document with the Securities and Exchange Commission. The Company shall furnish, or shall cause to be furnished, to the Trust or its designee, each piece of sales literature or other promotional material in which the Trust or the Adviser is named, at least fifteen Business Days prior to its use. No such material shall be used if the Trust or its designee reasonably objects to such use within fifteen Business Days after receipt of such material.

         2.6 The Company shall not give any information or make any representations or statements on behalf of the Trust or concerning the Trust or the Adviser in connection with the sale of the Contracts other than information or representations contained in and accurately derived from the registration statement or prospectus for the Trust shares (as such registration statement and prospectus may be amended or supplemented from time to time), reports of the Trust, Trust-sponsored proxy statements, or in sales literature or other promotional material approved by the Trust or its designee, except as required by legal process or regulatory authorities or with the written permission of the Trust or its designee.

         2.7 The Trust and the Adviser shall not give any information or make any representations or statements on behalf of the Company or concerning the Company, the Accounts or the Contracts other than information or representations contained in and accurately derived from the registration statement or prospectus for the Contracts (as such registration statement and prospectus may be amended or supplemented from time to time), or in materials approved by the Company for distribution including sales literature or other promotional materials, except as required by legal process or regulatory authorities or with the written permission of the Company.

         2.8 So long as, and to the extent that the Securities and Exchange Commission interprets the 1940 Act to require pass-through voting privileges for variable policyowners, the Company will provide pass-through voting privileges to owners of policies whose cash values are invested, through the Accounts, in shares of the Trust. The Trust shall require all Participating Insurance Companies to calculate voting privileges in the same manner and the Company shall be responsible for assuring that the Accounts calculate voting privileges in the manner established by the Trust. With respect to each Account, the Company will vote shares of the Trust held by the Account and for which no timely voting instructions from policyowners are received as well as shares it owns that are held by that Account, in the same proportion as those shares for which voting instructions are received. The Company and its agents will in no way recommend or oppose or interfere with the solicitation of proxies for Trust shares held by Contract owners without the prior written consent of the Trust, which consent may be withheld in the Trust's sole discretion.

         2.9 The Company shall notify the Trust of any applicable state insurance laws that restrict the Portfolios' investments or otherwise affect the operation of the Trust and shall notify the Trust of any changes in such laws.

                                   ARTICLE III
                         Representations and Warranties

         3.1 The Company represents and warrants that it is an insurance company duly organized and in good standing under the laws of the State of North Carolina and that it has legally and validly established each Account as a segregated asset account under such law.

         3.2 The Company represents and warrants that each Account (1) has been registered or, prior to any issuance or sale of the Contracts, will be registered as a unit investment trust in accordance with the provisions of the 1940 Act or, alternatively (2) has not been registered in proper reliance upon an exclusion from registration under the 1940 Act.

         3.3 The Company represents and warrants that the Contracts or interests in the Accounts (1) are or, prior to issuance, will be registered as securities under the 1933 Act or, alternatively (2) are not registered because they are properly exempt from registration under the 1933 Act or will be offered exclusively in transactions that are properly exempt from registration under the 1933 Act. The Company further represents and warrants that the Contracts will be issued in compliance in all material respects with all applicable federal and state laws and the Company represents and warrants that it will make every effort to see that the Contracts are sold in compliance in all material respects with all applicable federal and state laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements.

         3.4 The Trust and the Adviser represent and warrant that the Trust is duly organized and validly existing under the laws of the State of Delaware.

         3.5 The Trust and the Adviser represent and warrant that the Trust shares offered and sold pursuant to this Agreement will be registered under the 1933 Act and the Trust shall be registered under the 1940 Act prior to any issuance or sale of such shares. The Trust shall amend its registration statement under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Trust shall register and qualify its shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Trust.

         3.6 The Trust and the Adviser represent and warrant that the investments of each Portfolio will comply with the diversification requirements set forth in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the rules and regulations thereunder, that the Trust and Adviser will notify the Company immediately upon having a reasonable basis for believing that the Trust or any Portfolio has ceased to meet such diversification requirements and will immediately take steps to adequately diversify the Trust and/or Portfolio to achieve compliance within the grace period afforded by Treas. Reg. Section 1.817-5.

         3.7 the Trust and the Adviser represent and warrant that the Trust and each Portfolio is currently qualified as a regulated investment company under Subchapter M of the Code, that they will maintain that qualification and that they will notify the Company immediately upon having a reasonable basis for believing that the Trust has ceased to qualify or may not qualify in the future.


                                   ARTICLE IV
                               Potential Conflicts

         4.1 The parties acknowledge that the Trust's shares may be made available for investment to other Participating Insurance Companies. In such event, the Trustees will monitor the Trust for the existence of any material irreconcilable conflict between the interests of the contract owners of all Participating Insurance Companies. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners; or (f) a decision by an insurer to disregard the voting instructions of contract owners. The Trustees shall promptly inform the Company if they determine that an irreconcilable material conflict exists and the implications thereof.

         4.2 The Company agrees to promptly report any potential or existing conflicts of which it is aware to the Trustees. The Company will assist the Trustees in carrying out their responsibilities under the Exemptive Order by providing the Trustees with all information reasonably necessary for the Trustees to consider any issues raised including, but not limited to, information as to a decision by the Company to disregard Contract owner voting instructions.

         4.3 If it is determined by a majority of the Trustees, or a majority of its disinterested Trustees, that a material irreconcilable conflict exists that affects the interests of Contract owners, the Company shall, in cooperation with other Participating Insurance Companies whose contract owners are also affected, at its expense and to the extent reasonably practicable (as determined by the Trustees) take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, which steps could include: (a) withdrawing the assets allocable to some or all of the Accounts from the Trust or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Trust, or submitting the question of whether or not such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change; and (b) establishing a new registered management investment company or managed separate account.

         4.4 If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice that this provision is being implemented. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust.

         4.5 If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account within six (6) months after the Trustees inform the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust.

         4.6 For purposes of Sections 4.3 through 4.6 of this Agreement, a majority of the disinterested Trustees shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Company be required to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict. In the event that the Trustees determine that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account's investment in the Trust and terminate this Agreement within six (6) months after the Trustees inform the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested Trustees.

         4.7 The Company shall at least annually submit to the Trustees such reports, materials or data as the Trustees may reasonably request so that the Trustees may fully carry out the duties imposed upon them by the Exemptive Order, and said reports, materials and data shall be submitted more frequently if deemed appropriate by the Trustees.

         4.8 If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Exemptive Order) on terms and conditions materially different from those contained in the Exemptive Order, then the Trust and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable.


                                    ARTICLE V
                                 Indemnification

         5.1 Indemnification By the Company. The Company agrees to indemnify and hold harmless the Trust, the Adviser, and each of their Trustees, Directors, officers, employees and agents and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Article V) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses"), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such
Losses:

                  (a) arise out of or are based  upon any untrue  statements  or alleged untrue statements of any material fact contained in a registration statement or prospectus for the Contracts or in the Contracts themselves or in sales literature generated or approved by the Company on behalf of the Contracts or Accounts (or any amendment or supplement to any of the foregoing) (collectively, "Company Documents" for the purposes of this Article V), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Company by or on behalf of the Trust for use in Company Documents or otherwise for use in connection with the sale of the Contracts or Trust shares; or

                  (b) arise out of or result from statements or representations (other than statements or representations contained in and accurately derived from Trust Documents as defined in Section 5.2(a)) or wrongful conduct of the Company or persons under its control, with respect to the sale or acquisition of the Contracts or Trust shares; or

                  (c) arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Trust Documents as defined in Section 5.2(a) or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Trust by or on behalf of the Company; or

                  (d) arise out of or result from any failure by the Company to provide the services or furnish the materials required under the terms of this Agreement; or

                  (e) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company.

         5.2 Indemnification By the Trust and the Adviser. The Trust and the Adviser agree to indemnify and hold harmless the Company and each of its directors, officers, employees and agents and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Article V) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust or the Adviser) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses"), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses:

                  (a) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus for the Trust (or any amendment or supplement thereto), (collectively, "Trust Documents" for the purposes of this Article V), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Trust by or on behalf of the Company for use in Trust Documents or otherwise for use in connection with the sale of the Contracts or Trust shares; or

                  (b) arise out of or result from statements or representations (other than statements or representations contained in and accurately derived from Company Documents) or wrongful conduct of the Trust or Adviser or persons under its control, with respect to the sale or acquisition of the Contracts or Trust shares; or

                  (c) arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Company Documents or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Company by or on behalf of the Trust or the Adviser; or

                  (d) arise out of or result from any failure by the Trust or the Adviser to provide the services or furnish the materials required under the terms of this Agreement; or

                  (e) arise out of or result from any material breach of any representation and/or warranty made by the Trust or the Adviser in this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or Sub-Chapter M requirements of Article III of this Agreement) or arise out of or result from any other material breach of this Agreement by the Trust or the Adviser.

                  (f) arise out of or result from the materially incorrect or untimely calculation or reporting of the daily net asset value per share or dividend or capital gain distribution rate.

         5.3 Neither the Company nor the Trust or the Adviser shall be liable under the indemnification provisions of Sections 5.1 or 5.2, as applicable, with respect to any Losses incurred or assessed against an Indemnified Party that arise from such Indemnified Party's willful misfeasance, bad faith or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.

         5.4 Neither the Company nor the Trust or the Adviser shall be liable under the indemnification provisions of Sections 5.1 or 5.2, as applicable, with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the other party in writing within a reasonable time after the summons, or other first written notification, giving information of the nature of the claim shall have been served upon or otherwise received by such Indemnified Party (or after such Indemnified Party shall have received notice of service upon or other notification to any designated agent), but failure to notify the party against whom indemnification is sought of any such claim shall not relieve that party from any liability which it may have to the Indemnified Party in the absence of Sections 5.1 and 5.2.

         5.5 In case any such action is brought against the Indemnified Parties, the indemnifying party shall be entitled to participate, at its own expense, in the defense of such action. The indemnifying party also shall be entitled to assume the defense thereof, with counsel reasonably satisfactory to the party named in the action. After notice from the indemnifying party to the Indemnified Party of an election to assume such defense, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the indemnifying party will not be liable to the Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                                   ARTICLE VI
                                   Termination

         6.1      This Agreement may be terminated

                  (a) by any party for any reason by ninety (90) days' advance written notice delivered to the other parties.

                  (b) at the option of the Company to the extent that the Portfolios are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as reasonably determined by the Company. Without limiting the generality of the foregoing, the Portfolios would not be "appropriate funding vehicles" if, for example, such Portfolios did not meet the diversification or other requirements referred to in Article III hereof; or if the Company would be permitted to disregard Contract owner voting instructions pursuant to Rule 6e-2 or 6e-3(T) under the 1940 Act. Prompt notice of the election to terminate for such cause and an explanation of such cause shall be furnished to the Trust by the Company; or

                  (c) at the option of the Trust or the Adviser upon institution of formal proceedings against the Company by the NASD, the SEC, or any insurance department or other regulatory body regarding the Company's duties under this Agreement or related to the sale of the Contracts, the operation of the Accounts, or the purchase of the shares of the Portfolios; or

                  (d) at the option of the Company upon institution of formal proceedings against the Trust by the NASD, the SEC, or any state securities or insurance department or any other regulatory body regarding the Trust's or the Adviser's duties under this Agreement or related to the sale of the shares of the Portfolios; or

                  (e) at the option of the Company, the Trust or the Adviser upon receipt of any necessary regulatory approvals and/or the vote of the Contract owners having an interest in the Accounts (or any subaccounts) to substitute the shares of another investment company for the corresponding Portfolio shares in accordance with the terms of the Contracts for which those Portfolio shares had been selected to serve as the underlying investment media. The Company will give thirty (30) days' prior written notice to the Trust of the date of any proposed vote or other action taken to replace the Portfolio shares; or

                  (f) termination by either the Trust or the Adviser by written notice to the Company, if either one or both of the Trust or the Adviser respectively, shall determine, in their sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of this Agreement or is the subject of material adverse publicity; or

                  (g) termination by the Company by written notice to the Trust and the Adviser, if the Company shall determine, in its sole judgment exercised in good faith, that the Trust or the Adviser has suffered a material adverse change in this business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

                  (h) at the option of any party to this Agreement, upon another party's material breach of any provision of this Agreement; or

                  (i) upon assignment of this Agreement, unless made with the written consent of the parties hereto.

         6.2 Notwithstanding any termination of this Agreement, the Trust and the Adviser shall, at the option of the Company, continue to make available additional shares of the Trust (or any Portfolio) pursuant to the terms and conditions of this Agreement for all Contracts in effect on the effective date of termination of this Agreement, provided that the Company continues to pay the costs set forth in Section 2.3.

         6.3 The provisions of Article V shall survive the termination of this Agreement, and the provisions of Article IV and Section 2.8 shall survive the termination of this Agreement as long as shares of the Trust are held on behalf of Contract owners in accordance with Section 6.2.


                                   ARTICLE VII
                                     Notices

         Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

                  If to the Trust:

                           Janus Aspen Series
                           100 Fillmore Street
                           Denver, Colorado 80206
                           Attention:  General Counsel

                  If to the Adviser:

                           Janus Capital Corporation
                           100 Fillmore Street
                           Denver, Colorado  80206
                           Attention:  General Counsel

                  If to the Company:

                           Transamerica Life Insurance and Annuity Company 1150 South Olive Street
                           Los Angeles, California 90015
                           Attention: Corporate Secretary

                                  ARTICLE VIII

                                  Miscellaneous

         8.1 The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

         8.2 This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

         8.3 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

         8.4 This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of North Carolina.

         8.5 The parties to this Agreement acknowledge and agree that all liabilities of the Trust arising, directly or indirectly, under this Agreement, of any and every nature whatsoever, shall be satisfied solely out of the assets of the Trust and that no Trustee, officer, agent or holder of shares of beneficial interest of the Trust shall be personally liable for any such liabilities.

         8.6  Each  party  shall   cooperate  with  each  other  party  and  all
appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the National Association of Securities Dealers, Inc., and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

         8.7 The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

         8.8 The parties to this Agreement acknowledge and agree that this Agreement shall not be exclusive in any respect.

         8.9 Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the prior written approval of the other party.

         8.10 No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties.

         IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Participation Agreement as of the date and year first above written.


                                                     JANUS ASPEN SERIES

                                                     By:
                                      Name:
                                     Title:


                                                     JANUS CAPITAL CORPORATION

                                                     By:
                                      Name:
                                     Title:


                                                TRANSAMERICA LIFE INSURANCE AND
                                 ANNUITY COMPANY

                                                     By:
                                      Name:
                                     Title:

                                                       -17-
N:\BMH\JAS\TRANSAME\PARTAGT.TLI
                                   Schedule A
                   Separate Accounts and Associated Contracts

                                        Contracts Funded
Name of Separate Account       By Separate Account

Separate Account VA-6          TCG-311-197
                                        -------------

                                        TCG-313-197

4

                  THIS AGREEMENT, made and entered into as of the 15th day of December , 1997 by and among TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY (hereinafter the "Company"), a North Carolina corporation, on its own behalf and on behalf of each separate account of the Company set forth on Schedule A hereto as may be amended from time to time (each such account hereinafter referred to as the "Account"), and MORGAN STANLEY UNIVERSAL FUNDS, INC. (hereinafter the "Fund"), a Maryland corporation, and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (hereinafter collectively the "Advisers" and individually the "Adviser"), a Delaware corporation and a Pennsylvania limited liability partnership, respectively.

         WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as (i) the investment vehicle for separate accounts established by insurance companies for individual and group life insurance policies and annuity contracts with variable accumulation and/or pay-out provisions (hereinafter referred to individually and/or collectively as "Variable Insurance Products") and (ii) the investment vehicle for certain qualified pension and retirement plans (hereinafter "Qualified Plans"); and

         WHEREAS, insurance companies desiring to utilize the Fund as an investment vehicle under their Variable Insurance Contracts enter into participation agreements with the Fund and the Advisers (the "Participating Insurance Companies");

         WHEREAS, shares of the Fund are divided into several series of shares, each representing the interest in a particular managed portfolio of securities and other assets, any one or more of which may be made available under this Agreement, as may be amended from time to time by mutual agreement of the parties hereto (each such series hereinafter referred to as a "Portfolio"); and

         WHEREAS, the Fund has obtained an order from the Securities and Exchange Commission, dated September 19, 1996 (File No. 812-10118), granting Participating Insurance Companies and Variable Insurance Product separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended (hereinafter the "1940 Act"), and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by Variable Annuity Product separate accounts of both affiliated and unaffiliated life insurance companies and Qualified Plans (hereinafter the "Shared Funding Exemptive Order"); and

         WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and

         WHEREAS, each Adviser is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and any applicable state securities laws; and

         WHEREAS, each Adviser manages certain Portfolios of the Fund; and

         WHEREAS, Morgan Stanley & Co. Incorporated (the "Underwriter") is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (hereinafter the "1934 Act"), is a member in good standing of the National Association of Securities Dealers, Inc. (hereinafter "NASD") and serves as principal underwriter of the shares of the Fund; and

         WHEREAS, the Company has registered or will register certain Variable Insurance Products under the 1933 Act; and

         WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution or under authority of the Board of Directors of the Company, on the date shown for such Account on Schedule A hereto, to set aside and invest assets attributable to the aforesaid Variable Insurance Product; and

         WHEREAS, the Company has registered or will register each Account as a unit investment trust under the 1940 Act; and

         WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase, on behalf of each Account, shares in the Portfolios, set forth in Schedule B attached to this Agreement, to fund certain of the aforesaid Variable Insurance Products and the Underwriter is authorized to sell such shares to each such Account at net asset value;

         NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund and the Underwriter agree as follows:


                       ARTICLE I. Purchase of Fund Shares

         1.1. The Fund agrees to make available for purchase by the Company shares of the Fund and shall execute orders placed for each Account on a daily basis at the net asset value next computed after receipt by the Fund or its designee of such order. For purposes of this Section 1.1, the Company or its administrator shall be the designee of the Fund for receipt of such orders from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such order by 10:00 a.m. Eastern time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading.

         1.2. The Fund, so long as this Agreement is in effect, agrees to make its shares available indefinitely for purchase at the applicable net asset value per share by the Company and its Accounts on those days on which the Fund calculates its net asset value pursuant to rules of the Securities and Exchange Commission and the Fund shall use reasonable efforts to calculate such net asset value on each day which the New York Stock Exchange is open for trading. Notwithstanding the foregoing, the Board of Directors of the Fund (hereinafter the "Board") may refuse to permit the Fund to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

         1.3. The Fund agrees that shares of the Fund will be sold only to Participating Insurance Companies and their separate accounts and to certain Qualified Plans. No shares of any Portfolio will be sold to the general public.

         1.4. The Fund will not make its shares available for purchase by any insurance company or separate account unless an agreement containing provisions substantially the same as Articles I, V,VI, VII and Section 2.5 of Article II of this Agreement is in effect to govern such sales.

         1.5. The Fund agrees to redeem for cash, on the Company's request, any full or fractional shares of the Fund held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption. For purposes of this
Section 1.5, the Company or its administrator shall be the designee of the Fund for receipt of requests for redemption from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such request for redemption on the next following Business Day.

         1.6. The Company agrees that purchases and redemptions of Portfolio shares offered by the then current prospectus of the Fund shall be made in accordance with the provisions of such prospectus. The Variable Insurance Products issued by the Company, under which amounts may be invested in the Fund (hereinafter the "Contracts"), are listed on Schedule A attached hereto and incorporated herein by reference, as such Schedule A may be amended from time to time by mutual written agreement of all of the parties hereto. The Company will give the Fund and the Adviser 45 days written notice of its intention to make available in the future, as a funding vehicle under the Contracts, any other investment company.

         1.7. The Company shall pay for Fund shares on the next Business Day after an order to purchase Fund shares is made in accordance with the provisions of Section 1.1 hereof. Payment shall be in federal funds transmitted by wire. For purposes of Section 2.10 and 2.11, upon receipt by the Fund of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Fund.

         1.8. Issuance and transfer of the Fund's shares will be by book entry only. Stock certificates will not be issued to the Company or any Account. Shares ordered from the Fund will be recorded in an appropriate title for each Account or the appropriate subaccount of each Account.

         1.9. The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to the Company or its administrator of any income, dividends or capital gain distributions payable on the Fund's shares. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on the Portfolio shares in additional shares of that Portfolio. The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Fund shall notify the Company or its administrator, as directed by the Company, of the number of shares so issued as payment of such dividends and distributions.

         1.10. The Fund shall make the net asset value per share for each Portfolio available to the Company or its administrator, as directed by the Company, on a daily basis as soon as reasonably practical after the net asset value per share is calculated (normally by 6:30 p.m. Eastern time) and shall use its best efforts to make such net asset value per share available by 7:00 p.m. Eastern time.

         1.11. If the Fund provides materially incorrect share net asset value information through no fault of the Company, the Company or its administrator shall be entitled to an adjustment with respect to the Fund shares purchased or redeemed to reflect the correct net asset value per share. The determination of the materiality of any net asset value pricing error shall be based on the SEC's recommended guidelines regarding such errors. The correction of any such errors shall be made at the Company level and shall be made pursuant to the SEC's recommended guidelines. Any material error in the calculation or reporting of net asset value per share, dividend or capital gain information shall be reported promptly upon discovery to the Company.

                   ARTICLE II. Representations and Warranties

         2.1. The Company represents and warrants that the Contracts are or will be registered under the 1933 Act and that the Contracts will be issued in compliance in all material respects with all applicable federal and state laws. The Company represents and warrants that it will make every effort to ensure that the Contracts are sold in compliance in all material respects with all applicable federal and state laws and that the sale of the Contracts comply in all material respects with state insurance suitability requirements. The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each Account prior to any issuance or sale thereof as a segregated asset account under North Carolina Law and has registered or, prior to any issuance or sale of the Contracts, will register each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts.

         2.2. The Fund represents and warrants that Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the State of Maryland and all applicable federal and state securities laws and that the Fund is and shall remain registered under the 1940 Act. The Fund shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Fund shall register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Fund.

         2.3 The Fund and each Adviser represents with respect to the Portfolios for which it acts as investment adviser, that the Portfolios to which this agreement applies are currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), that the Portfolios will maintain such qualification (under Subchapter M or any successor or similar provision) and that they will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

         2.4. The Company represents that the Contracts are currently treated as life insurance policies or annuity contracts, under Sections 7702, 7702A or 72, their amendments and successors thereto, of the Code and that it will maintain such treatment and that it will notify the Fund immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.

         2.5.. The Fund represents that to the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, the Fund undertakes to have a board of directors, a majority of whom are not interested persons of the Fund, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

         2.6. The Fund makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies) complies with the insurance laws or regulations of the various states except that the Fund represents that the Fund's investment policies, fees and expenses are and shall at all times remain in compliance with the laws of the State of Maryland and the Fund represents that their respective operations are and shall at all times remain in material compliance with the laws of the State of Maryland to the extent required to perform this Agreement.

         2.7. The Fund represents that it is lawfully organized and validly existing under the laws of the State of Maryland and that it does and will comply in all material respects with the 1940 Act.

         2.8. Each Adviser represents and warrants that it is and shall remain duly registered in all material respects under all applicable federal and state securities laws and that it will perform its obligations for the Fund in compliance in all material respects with the laws of its state of domicile and any applicable state and federal securities laws.

         2.9. The Fund represents and warrants that its directors, officers, employees, and other individuals/entities dealing with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage as required currently by Rule 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid blanket fidelity bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

         2.10. The Company represents and warrants that all of its directors, officers, employees, investment advisers, and other individuals/entities dealing with the money and/or securities of the Fund are covered by a blanket fidelity bond or similar coverage, in an amount not less $5 million. The aforesaid includes coverage for larceny and embezzlement is issued by a reputable bonding company. The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund and the Underwriter in the event that such coverage no longer applies.


                  ARTICLE III. Prospectuses, Reports to Shareholders and Proxy Statements; Voting

         3.1. The Fund or its designee shall provide the Company with as many printed copies of the Fund's current prospectus (relating to the Portfolios) and statement of additional information as the Company may reasonably request. If requested by the Company, in lieu of providing printed copies the Fund shall provide camera-ready film or computer diskettes containing the Fund's prospectus (relating to the Portfolios) and statement of additional information, and such other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus and/or statement of additional information for the Fund is amended during the year) to have the prospectus for the Contracts and the Fund's prospectus (relating to the Portfolios) printed together in one document, and to have the statement of additional information for the Fund and the statement of additional information for the Contracts printed together in one document. Alternatively, the Company may print the Fund's prospectus and/or its statement of additional information in combination with other fund companies' prospectuses and statements of additional information.

         3.2. Except as provided in this Section 3.2., all expenses of printing and distributing Fund prospectuses and statements of additional information shall be the expense of the Company. For prospectuses and statements of additional information provided by the Company to its existing owners of Contracts who currently own shares of one or more of the Fund's Portfolios, in order to update disclosure as required by the 1933 Act and/or the 1940 Act, the cost of printing shall be borne by the Fund. If the Company chooses to receive camera-ready film or computer diskettes in lieu of receiving printed copies of the Fund's prospectus, the Fund will reimburse the Company in an amount equal to the product of x and y where x is the number of such prospectuses distributed to owners of the Contracts who currently own shares of one or more of the Fund's Portfolios, and y is the Fund's per unit cost of typesetting and printing the Fund's prospectus. The same procedures shall be followed with respect to the Fund's statement of additional information. The Company agrees to provide the Fund or its designee with such information as may be reasonably requested by the Fund to assure that the Fund's expenses do not include the cost of printing any prospectuses or statements of additional information other than those actually distributed to existing owners of the Contracts.

         3.3. The Fund's statement of additional information shall be obtainable from the Fund, the Company or such other person as the Fund may designate, as agreed upon by the parties.

         3.4. The Fund, at its expense, shall provide the Company with copies of its proxy statements, reports to shareholders, and other communications (except for prospectuses and statements of additional information, which are covered in section 3.1) to shareholders in such quantity as the Company shall reasonably require for distributing to Contract owners.

         3.5. If and to the extent required by law the Company shall:

                            (i)  solicit voting instructions from Contract
owners;

                            (ii) vote  the  Fund  shares  in   accordance   with
                                 instructions received from Contract owners; and

                            (iii) vote Fund shares for which no instructions have been received in the same proportion as Fund shares of such Portfolio for which instructions have been received,

so long as and to the extent that the Securities and Exchange Commission continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. The Company reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law. The Fund and the Company shall follow the procedures, and shall have the corresponding responsibilities, for the handling of proxy and voting instruction solicitations, as set forth in Schedule C attached hereto and incorporated herein by reference. Participating Insurance Companies shall be responsible for ensuring that each of their separate accounts participating in the Fund calculates voting privileges in a manner consistent with the standards set forth on Schedule C, which standards will also be provided to the other Participating Insurance Companies.

         3.7. The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund will either provide for annual meetings or comply with Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the Securities and Exchange Commission's interpretation of the requirements of Section 16(a) with respect to periodic elections of directors and with whatever rules the Commission may promulgate with respect thereto.

         3.8.   The  Fund  shall  use   reasonable   efforts  to  provide   Fund
prospectuses, reports to shareholders, proxy materials and other Fund communications (or camera-ready equivalents) to the Company sufficiently in advance of the Company's mailing dates to enable the Company to complete, at reasonable cost, the printing, assembling and/or distribution of the communications in accordance with applicable laws and regulations.


                   ARTICLE IV. Sales Material and Information

         4.1. The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature or other promotional material in which the Fund or the Adviser(s) is named, at least ten Business Days prior to its use. No such material shall be used if the Fund or its designee reasonably objects to such use within ten Business Days after receipt of such material. The Fund and the Adviser(s) shall use their best efforts to review any such material within five Business Days of receipt from the Company.

         4.2. The Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or its designee, except with the permission of the Fund.

         4.3. The Fund or its designee shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company and/or its separate account(s) is named at least ten Business Days prior to its use. No such material shall be used if the Company or its designee reasonably objects to such use within ten Business Days after receipt of such material. The Company shall use its best efforts to review any such material within five Business Days of receipt from the Fund or the Fund's designee.

         4.4. The Fund and the Advisers shall not give any information or make any representations on behalf of the Company or concerning the Company, each Account, or the Contracts, other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in published reports for each Account which are in the public domain or approved by the Company for distribution to Contract owners, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

         4.5. The Fund will provide to the Company at least one complete copy of all registration statements, prospectuses, statements of additional information, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, which are relevant to the Company or the Contracts.

         4.6. The Company will provide to the Fund at least one complete copy of all registration statements, prospectuses, statements of additional information, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no action letters, and all amendments to any of the above, that relate to the investment in the Fund under the Contracts.

         4.7. For purposes of this Article IV, the phrase "sales literature or other promotional material" includes, but is not limited to, any of the following that refer to the Fund or any affiliate of the Fund: advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, statements of additional information, shareholder reports, and proxy materials.



                          ARTICLE V. Fees and Expenses

         5.1. The Fund shall pay no fee or other compensation to the Company under this Agreement, except that if the Fund or any Portfolio adopts and implements a plan pursuant to Rule 12b-1 to finance distribution expenses, then the Underwriter may make payments to the Company or to the underwriter for the Contracts if and in amounts agreed to by the Underwriter in writing.

         5.2. All expenses incident to performance by the Fund under this Agreement shall be paid by the Fund. The Fund shall see to it that all its shares are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent deemed advisable by the Fund, in accordance with applicable state laws prior to their sale. The Fund shall bear the expenses for the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, proxy materials and reports, setting the prospectus in type, setting in type and printing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), the preparation of all statements and notices required by any federal or state law, and all taxes on the issuance or transfer of the Fund's shares.

         5.3. The Company shall bear the expenses of distributing the Fund's prospectus, proxy materials and reports to owners of Contracts issued by the Company.


                           ARTICLE VI. Diversification

         6.1. The Advisers and the Fund each represent and warrant that they will at all times invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as variable contracts under the Code and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund will at all times comply with Section 817(h) of the Code and Treasury Regulation 1.817-5, and Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications to such Section or Regulations. In the event of a breach of this Article VI by the Fund, it will take all reasonable steps (a) to notify immediately the Company of such breach and (b) to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Regulation 817-5.


                        ARTICLE VII. Potential Conflicts

         7.1. The Board will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Fund. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by Variable Insurance Product owners; or (f) a decision by a Participating Insurance Company to disregard the voting instructions of contract owners. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

         7.2. The Company will report any potential or existing conflicts of which it is aware to the Board. The Company will assist the Board in carrying out its responsibilities under the Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Board whenever contract owner voting instructions are disregarded.

         7.3. If it is determined by a majority of the Board, or a majority of its disinterested members, that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance policy owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.

         7.4. If a material irreconcilable conflict arises because of a decision by the Company to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund's election, to withdraw the affected Account's investment in the Fund and terminate this Agreement with respect to such Account (at the Company's expense); provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board.


         7.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Fund and terminate this Agreement with respect to such Account within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Until the end of the foregoing six month period, the Underwriter and Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

         7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts. The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict.

         7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 3.4, 3.5, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                          ARTICLE VIII. Indemnification

         8.1.  Indemnification By The Company

         8.1(a) The Company agrees to indemnify and hold harmless the Fund and each member of the Board and officers, and each Adviser and each director and officer of each Adviser, and each person, if any, who controls the Fund or the Adviser within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" and individually, "Indemnified Party," for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:

       (i)  arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus for the Contracts or contained in the Contracts or sales literature for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund for use in the registration statement or prospectus for the Contracts or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

              (ii)  arise out of or as a result of statements or representations
                  (other than statements or representations contained in the registration statement, prospectus or sales literature of the Fund not supplied by the Company, or persons under its control and other than statements or representations authorized by the Fund or an Adviser) or unlawful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund shares; or

        (iii) arise out of or as a result of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or sales literature of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon and in conformity with information furnished to the Fund by or on behalf of the Company; or

       (iv)  arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

          (v) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

                           8.1(b).  The Company  shall not be liable  under this
                  indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.

                           8.1(c).  The Company  shall not be liable  under this
                  indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the
                  Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action. The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Company to such party of the Company's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                           8.1(d). The Indemnified  Parties will promptly notify
                  the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund shares or the Contracts or the operation of the Fund.

                           8.2.  Indemnification by the Advisers

                           8.2(a).  Each  Adviser  agrees,  with respect to each
                  Portfolio that it manages, to indemnify and hold harmless the Company and each of its directors and officers and each person, if any, who controls the Company within the meaning of
                  Section 15 of the 1933 Act (collectively, the "Indemnified Parties" and individually, "Indemnified Party," for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of shares of the Portfolio that it manages or the Contracts and:

                                            (i) arise  out of or are based  upon
                                    any  untrue   statement  or  alleged  untrue
                                    statement of any material fact  contained in
                                    the registration  statement or prospectus or
                                    sales   literature   of  the  Fund  (or  any
                                    amendment  or   supplement  to  any  of  the
                                    foregoing),  or  arise  out of or are  based
                                    upon the omission or the alleged omission to
                                    state therein a material fact required to be
                                    stated  therein  or  necessary  to make  the
                                    statements therein not misleading,  provided
                                    that this  agreement to indemnify  shall not
                                    apply  as to any  Indemnified  Party if such
                                    statement   or  omission  or  such   alleged
                                    statement  or omission  was made in reliance
                                    upon  and  in  conformity  with  information
                                    furnished to the Fund by or on behalf of the
                                    Company   for   use  in   the   registration
                                    statement or  prospectus  for the Fund or in
                                    sales   literature   (or  any  amendment  or
                                    supplement)   or   otherwise   for   use  in
                                    connection with the sale of the Contracts or Portfolio shares; or

                                            (ii)  arise out of or as a result of
                                    statements  or  representations  (other than
                                    statements or  representations  contained in
                                    the  registration  statement,  prospectus or
                                    sales   literature  for  the  Contracts  not
                                    supplied  by the Fund or  persons  under its
                                    control   and  other  than   statements   or
                                    representations  authorized  by the Company)
                                    or unlawful conduct of the Fund,  Adviser(s)
                                    or   Underwriter   or  persons  under  their
                                    control,   with   respect  to  the  sale  or
                                    distribution of the Contracts or Portfolio shares; or

                                            (iii) arise out of or as a result of
                                    any  untrue   statement  or  alleged  untrue
                                    statement of a material fact  contained in a
                                    registration statement, prospectus, or sales
                                    literature  covering the  Contracts,  or any
                                    amendment thereof or supplement  thereto, or
                                    the  omission  or alleged  omission to state
                                    therein  a  material  fact  required  to  be
                                    stated  therein  or  necessary  to make  the
                                    statement   or   statements    therein   not
                                    misleading,  if such  statement  or omission
                                    was  made  in  reliance   upon   information
                                    furnished to the Company by or on behalf of the Fund; or

                                            (iv)   arise  as  a  result  of  any
                                    failure by the Fund to provide the services and furnish the materials under the terms of this Agreement; or

                                            (v) arise out of or result  from any
                                    material breach of any representation and/or
                                    warranty   made  by  the   Adviser  in  this
                                    Agreement or arise out of or result from any
                                    other  material  breach of this Agreement by
                                    the Adviser  (including  a failure,  whether
                                    unintentional or in good faith or otherwise,
                                    to   comply    with   the    diversification
                                    requirements of Article IV or the Subchapter
                                    M qualification of Section 2.3 of this Agreement); as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.

                           8.2(b).  An  Adviser  shall not be liable  under this
                  indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

                           8.2(c).  An  Adviser  shall not be liable  under this
                  indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Adviser of any such claim shall not relieve the Adviser from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the
                  Indemnified Parties, the Adviser will be entitled to participate, at its own expense, in the defense thereof. The Adviser also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Adviser to such party of the Adviser's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Adviser will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                           8.2(d).  The  Company  agrees  promptly to notify the
                  Adviser of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of each Account.

                           8.3.  Indemnification by the Fund

                           8.3(a).   The  Fund  agrees  to  indemnify  and  hold
                  harmless the Company, and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (hereinafter collectively, the "Indemnified Parties" and individually, "Indemnified Party," for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the
                  Fund) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Fund and:

                                                     (i)  arise as a  result  of
                                    any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement; or

                                                     (ii) arise out of or result
                                    from   any    material    breach    of   any
                                    representation and/or warranty made by the Fund in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversifictation requirements of Article IV or the Subchapter M qualification of Section
                                    2.3 of this Agreement);

                           8.3(b).  The Fund  shall  not be  liable  under  this
                  indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

                           8.3(c).  The Fund  shall  not be  liable  under  this
                  indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund of any such claim shall not relieve the Fund from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Fund will be entitled to participate, at its own expense, in the defense thereof. The Fund also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Fund to such party of the Fund's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                           8.3(d).  The  Company  agrees  promptly to notify the
                  Fund of the commencement of any litigation or proceedings against it or any of its respective officers or directors in connection with this Agreement, the issuance or sale of the Contracts, with respect to the operation of either Account, or the sale or acquisition of shares of the Fund.

                                                     ARTICLE IX. Applicable Law

                           9.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of New York.

                           9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant (including, but not limited to, the Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.


                                                       ARTICLE X. Termination

                           10.1. This Agreement shall continue in full force and
                  effect until the first to occur of:

                           (a)      termination by any party for any reason by
ninety (90) days advance written
                  notice delivered to the other parties; or

                           (b) termination by the Company by written notice to the Fund and the Adviser with respect to any Portfolio based upon the Company's determination that shares of such Portfolio is not reasonably available to meet the requirements of the Contracts; or

                           (c) termination by the Company by written notice to the Fund and the Adviser with respect to any Portfolio in the event any of the Portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

                           (d) termination by the Company by written notice to the Fund and the Adviser with respect to any Portfolio in the event that such Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code or under any successor or similar provision, or if the Company reasonably believes that the Fund may fail to so qualify; or

                           (e) termination by the Company by written notice to the Fund and the Adviser with respect to any Portfolio in the event that such Portfolio falls to meet the diversification requirements specified in Article VI hereof; or

                           (f) termination by either the Fund by written notice to the Company if the Fund shall determine, in its sole judgment exercised in good faith, that the Company and/or its affiliated companies has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity, or

                           (g) termination by the Company by written notice to the Fund and the Adviser, if the Company shall determine, in its sole judgment exercised in good faith, that either the Fund or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

                           (h) termination by the Fund or the Adviser by written
                  notice to the Company, if the Company gives the Fund and the Adviser the written notice specified in Section 1.6 hereof and at the time such notice was given there was no notice of termination outstanding under any other provision of this
                  Agreement;   provided,  however  any  termination  under  this
                  Section 10.1(h) shall be effective forty five 45 days after the notice specified in Section 1.6 was given.

                           10.2.   Notwithstanding   any   termination  of  this
                  Agreement, the Fund shall at the option of the Company, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing, Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to direct reallocation of investments in the Fund, redemption of investments in the Fund and/or investment in the Fund upon the making of additional purchase payments under the Existing Contracts. The parties agree that this Section 10.2 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

                           10.3. The Company shall not redeem Fund shares attributable to the Contracts (as distinct from Fund shares attributable to the Company's assets held in the Account) except (i) as necessary to implement Contract Owner initiated or approved transactions, or (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption") or (iii) as permitted by an order of the Securities and Exchange Commission pursuant to
                  Section 26(b) of the 1940 Act. Upon request, the Company will promptly furnish to the Fund the opinion of counsel for the Company (which counsel shall be reasonably satisfactory to the
                  Fund) to the effect  that any  redemption  pursuant  to clause
                  (ii) above is a Legally Required Redemption. Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract Owners from allocating payments to a Portfolio that was otherwise available under the Contracts without first giving the Fund 90 days prior written notice of its intention to do so.

ARTICLE XI.  Notices

                           Any notice shall be  sufficiently  given when sent by
                  registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

                           If to the Fund:

                                    Morgan Stanley Universal Funds, Inc.
                                    1221 Avenue of the Americas
                                    New York, New York  10020
                                    Attention:  Secretary

                           If to Adviser:

                                    Morgan Stanley Asset Management Inc.
                                    1221 Avenue of the Americas
                                    New York, New York  10020
                                    Attention: Harold J. Schaaff, Jr., Esq.

                           If to Adviser:

                                    Miller Anderson & Sherrerd, LLP
                                    One Tower Bridge
                                    West Conshohocken, Pennsylvania  19428
                                    Attention: Lorraine Truten

                           If to the Company:

                 Transamerica Life Insurance and Annuity Company
                                    1150 South Olive Street
                                    Los Angeles, California  90015
                                    Attention: Corporate Secretary


                                                     ARTICLE XII. Miscellaneous

                           12.1. All persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Board, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund.

                           12.2. Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information until such time as it may come into the public domain without the express written consent of the affected party.

                           12.3. The captions in this Agreement are included for
                  convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

                           12.4. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

                           12.5. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

                           12.6. Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the National Association of Securities Dealers and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby. Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the California Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the insurance operations of the Company are being conducted in a manner consistent with the California Insurance Regulations and any other applicable law or regulations.

                           12.7. The rights,  remedies and obligations contained
                  in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations at law or in equity, which the parties hereto are entitled to under state and federal laws.

                           12.8. This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto; provided, however, that an Adviser may assign this Agreement or any rights or obligations hereunder to any affiliate of or company under common control with the Adviser, if such assignee is duly licensed and registered to perform the obligations of the Adviser under this Agreement.

                           12.9. The Company shall furnish, or shall cause to be
                  furnished, to the Fund or its designee copies of the following reports:

                                    (a) the Company's annual statement (prepared
                           under statutory accounting principles) and annual report (prepared under generally accepted accounting principles ("GAAP"), if any), as soon as practical and in any event within 90 days after the end of each fiscal year;

                                    (b)  the  Company's   quarterly   statements
                           (statutory) (and GAAP, if any), as soon as practical and in any event within 45 days after the end of each quarterly period:

                                    (c)   any   financial    statement,    proxy
                           statement, notice or report of the Company sent to stockholders and/or policyholders, as soon as practical after the delivery thereof to stockholders;

                                    (d)  any  registration   statement  (without
                           exhibits) and financial reports of the Company filed with the Securities and Exchange Commission or any state insurance regulator, as soon as practical after the filing thereof;

                                    (e)  any  other  report   submitted  to  the
                           Company by independent accountants in connection with any annual, interim or special audit made by them of the books of the Company, as soon as practical after the receipt thereof.

                           IN WITNESS  WHEREOF,  each of the parties  hereto has
                  caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified above.

                  TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY


                  By:      ______________________________
                           Name:
                           Title:



                  MORGAN STANLEY UNIVERSAL FUNDS, INC.


                  By:      ______________________________
                           Name:
                           Title:



                  MORGAN STANLEY ASSET MANAGEMENT INC.


                  By:      ______________________________
                           Name:
                           Title:



                  MILLER ANDERSON & SHERRERD, LLP


                  By:      ______________________________
                           Name:
                           Title:

PartTrans.doc


                                   SCHEDULE A

                                                 SEPARATE ACCOUNTS AND CONTRACTS


Name of Separate Account    Form Number and Name of Contract Funded by Separate
                                                             -------------------
                            Account
Sep Acct VA-6
                            Variable Annuity - Products A, B and C
                            (A)  Policy Form No. TCG - 311-197
                            (B)  Policy Form No. - Not yet assigned
                            (C)  Policy Form No. TCG - 313-197

                                   SCHEDULE B

                          PORTFOLIOS OF MORGAN STANLEY
                              UNIVERSAL FUNDS, INC.



Fixed Income Portfolio
High Yield Portfolio
International Magnum Portfolio

                                   SCHEDULE C

                             PROXY VOTING PROCEDURES

The following is a list of procedures and corresponding responsibilities for the handling of proxies and voting instructions relating to the Fund. The defined terms herein shall have the meanings assigned in the Participation Agreement except that the term "Company" shall also include the department or third party assigned by the Company to perform the steps delineated below.

 .        The proxy  proposals  are given to the  Company by the Fund as early as possible before the date set by the Fund for the shareholder meeting to enable the Company to consider and prepare for the solicitation of voting instructions from owners of the Contracts and to facilitate the establishment of tabulation procedures. At this time the Fund will inform the Company of the Record, Mailing and Meeting dates.
         This will be done verbally approximately two months before meeting.

 .        Promptly  after the Record Date, the Company will perform a "tape run", or other activity, which will generate the names, addresses and number of units which are attributed to each contract owner/policyholder (the "Customer") as of the Record Date. Allowance should be made for account adjustments made after this date that could affect the status of the Customers' accounts as of the Record Date.

         Note: The number of proxy statements is determined by the activities described in this Step #2. The Company will use its best efforts to call in the number of Customers to the Fund , as soon as possible, but no later than two weeks after the Record Date.

 .        The Fund's  Annual  Report must be sent to each Customer by the Company either before or together with the Customers' receipt of voting, instruction solicitation material. The Fund will provide the last Annual Report to the Company pursuant to the terms of Section 3.3 of the Agreement to which this Schedule relates.

 .        The text and  format  for the  Voting  Instruction  Cards  ("Cards"  or
         "Card") is provided to the Company by the Fund. The Company, at its expense, shall produce and personalize the Voting Instruction Cards. The Fund or its affiliate must approve the Card before it is printed. Allow approximately 2-4 business days for printing information on the Cards. Information commonly found on the Cards includes:






                                       C-1
         .        name (legal name as found on account registration)
         .        address
         .        fund or account number
         .        coding to state number of units
         .        individual Card number for use in tracking and verification of votes (already on Cards as
                  printed by the Fund).

(This and related steps may occur later in the chronological process due to possible uncertainties relating to the proposals.)

 .        During this time, the Fund will develop, produce and pay for the Notice of Proxy and the Proxy Statement (one document). Printed and folded notices and statements will be sent to Company for insertion into envelopes (envelopes and return envelopes are provided and paid for by the Company). Contents of envelope sent to Customers by the Company will include:

         .        Voting Instruction Card(s)
         .        One proxy notice and statement (one document)
         .        return envelope (postage pre-paid by Company) addressed to the
Company or its tabulation agent
         .        "urge buckslip" - optional, but recommended. (This is a small, single sheet of paper that
                  requests  Customers  to vote as quickly as  possible  and that their  vote is  important.  One copy will be  supplied  by the
                  Fund.)
         .        cover letter - optional, supplied by Company and reviewed and approved in advance by the Fund.

 .        The above contents should be received by the Company  approximately 3-5 business days before mail date. Individual in charge at Company reviews and approves the contents of the mailing package to ensure correctness and completeness. Copy of this approval sent to the Fund.

 .        Package mailed by the Company.
         * The Fund must allow at least a 15-day solicitation time to the Company as the shareowner. (A 5-week period is recommended.) Solicitation time is calculated as calendar days from (but not including,) the meeting, counting backwards.

 .        Collection  and  tabulation of Cards begins.  Tabulation  usually takes place in another department or another vendor depending on process used. An often used procedure is to sort Cards on arrival by proposal into vote categories of all yes, no, or mixed replies, and to begin data entry.

         Note: Postmarks are not generally needed. A need for postmark information would be due to an insurance company's internal procedure and has not been required by the Fund in the past.

 .        Signatures on Card checked against legal name on account registration which was printed on the Card.
         Note: For Example, if the account registration is under "John A. Smith, Trustee," then that is the exact legal name to be printed on the Card and is the signature needed on the Card.

 .        If Cards are  mutilated,  or for any  reason are  illegible  or are not signed properly, they are sent back to Customer with an explanatory letter and a new Card and return envelope. The mutilated or illegible Card is disregarded and considered to be not received for purposes of vote tabulation. Any Cards that have been "kicked out" (e.g. mutilated, illegible) of the procedure are "hand verified," i.e., examined as to why they did not complete the system. Any questions on those Cards are usually remedied individually.

 .        There are various control  procedures used to ensure proper  tabulation of votes and accuracy of that tabulation. The most prevalent is to sort the Cards as they first arrive into categories depending upon their vote; an estimate of how the vote is progressing may then be calculated. If the initial estimates and the actual vote do not coincide, then an internal audit of that vote should occur. This may entail a recount.

 .       The actual tabulation of votes is done in units which is then converted to shares. (It is very important
         that the Fund receives the tabulations stated in terms of a percentage and the number of shares.) The
         Fund must review and approve tabulation format.

 .        Final tabulation in shares is verbally given by the Company to the Fund on the morning of the meeting not later than 10:00 a.m. Eastern time. The Fund may request an earlier deadline if reasonable and if required to calculate the vote in time for the meeting.

 .        A  Certification  of Mailing and  Authorization  to Vote Shares will be required from the Company as well as an original copy of the final vote. The Fund will provide a standard form for each Certification.

 .        The Company will be required to box and archive the Cards received from the Customers. In the event that any vote is challenged or if otherwise necessary for legal, regulatory, or accounting purposes, the Fund will be permitted reasonable access to such Cards.

 .        All approvals and "signing-off' may be done orally, but must always be followed up in writing.

                             PARTICIPATION AGREEMENT


                                      Among


                      MORGAN STANLEY UNIVERSAL FUNDS, INC.,

                      MORGAN STANLEY ASSET MANAGEMENT INC.

                         MILLER ANDERSON & SHERRERD, LLP

                                       and

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY

                                   DATED AS OF

                                DECEMBER 15, 1997











PartTran.doc

10

                             PARTICIPATION AGREEMENT

                                  By and Among

                             OCC ACCUMULATION TRUST

                                       And

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY

                                       And

                                OCC DISTRIBUTORS

                                       And

                                 OpCap Advisors


                  THIS AGREEMENT, made and entered into this 18th day of December, 1997, by and among Transamerica Life Insurance and Annuity Company, a North Carolina Corporation (hereinafter the "Company"), on its own behalf and on behalf of each separate account of the Company named in Schedule 1 to this Agreement, as may be amended from time to time (each account referred to as the "Account"), OCC ACCUMULATION TRUST, an open-end diversified management investment company organized under the laws of the State of Massachusetts (hereinafter the "Fund"), OpCap Advisors (hereinafter the "Adviser") and OCC DISTRIBUTORS, a Delaware general partnership (hereinafter the "Underwriter").

                  WHEREAS, the Fund engages in business as an open-end diversified, management investment company and was established for the purpose of serving as the investment vehicle for separate accounts established for variable life insurance contracts and variable annuity contracts to be offered by insurance companies which have entered into participation agreements substantially identical to this Agreement (hereinafter "Participating Insurance Companies"); and

                  WHEREAS, beneficial interests in the Fund are divided into several series of shares, each representing the interest in a particular managed portfolio of securities and other assets (the "Portfolios"); and

                  WHEREAS, the Fund has obtained an order from the Securities & Exchange Commission (alternatively referred to as the "SEC" or the "Commission"), dated February 22, 1995 (File No. 812-9290), granting Participating Insurance Companies and variable annuity separate accounts and variable life insurance separate accounts relief from the provisions of Sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the "1940 Act") and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity separate accounts and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and qualified pension and retirement plans (hereinafter the "Mixed and Shared Funding Exemptive Order");and

                  WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and

                  WHEREAS, the Company has registered or will register certain variable annuity or life insurance contracts (the "Contracts") under the 1933 Act; and

                  WHEREAS, the Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company under the insurance laws of the State of North Carolina, to set aside and invest assets attributable to the Contracts; and

                  WHEREAS, the Company has registered the Account as a unit investment trust under the 1940 Act;
and

                  WHEREAS, the Underwriter is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (hereinafter the "1934 Act"), and is a member in good standing of the National Association of Securities Dealers, Inc. (hereinafter "NASD"); and

                  WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios named in Schedule 2 on behalf of the Account to fund the Contracts and the Underwriter is authorized to sell such shares to unit investment trusts such as the Account at net asset value;

                  WHEREAS, the Company may contract with an Administrator to perform certain services with regard to the Contracts and, therefore, certain obligations and services of the Adviser and/or Trust should be directed to the Administrator, as directed by the Company;

                  NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund and the Underwriter agree as follows:

ARTICLE I.   Sale of Fund Shares

                  1.1. The Underwriter agrees to sell to the Company those shares of the Fund which the Company or its Administrator orders on behalf of the Account, executing such orders on a daily basis at the net asset value next computed after receipt and acceptance by the Fund or its agent of the order for the shares of the Fund. For purposes of this Section 1.1, the Company or its Administrator shall be the designee of the Fund for receipt of such orders from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such order by 10:00 a.m. Eastern Time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading.

                  1.2. The Company shall pay for Fund shares on the next Business Day after it places an order to purchase Fund shares in accordance with
Section 1.1 hereof. Payment shall be in federal funds transmitted by wire.

                  1.3. The Fund agrees to make its shares available indefinitely for purchase at the applicable net asset value per share by Participating Insurance Companies and their separate accounts each Business Day; provided, however, that the Board of Trustees of the Fund (hereinafter the "Directors") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Directors, acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of any Portfolio.

                  1.4. The Fund and the Underwriter agree that shares of the Fund shall be sold only to Participating Insurance Companies and their separate accounts, qualified pension and retirement plans or such other persons as are permitted under applicable provisions of the Internal Revenue Code of 1986, as amended, (the "Internal Revenue Code"), and regulations promulgated thereunder, the sale to which will not impair the tax treatment currently afforded the contracts. No shares of any Portfolio shall be sold to the general public.

                  1.5. The Fund and the Underwriter shall not sell Fund shares to any insurance company or separate account unless an agreement containing provisions substantially the same as Articles I, III, V, VI and VII of this Agreement are in effect to govern such sales. The Fund shall make available upon written request from the Company (i) a list of all other Participating Insurance Companies and (ii) a copy of the Participation Agreement executed by any other Participating Insurance Company.

                  1.6. The Fund agrees to redeem for cash, upon the Company's request, any full or fractional shares of the Fund held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt and acceptance by the Fund or its agent of the request for redemption. For purposes of this Section 1.6, the Company or its Administrator shall be the designee of the Fund for receipt of requests for redemption from each Account and receipt by such designee shall constitute receipt by the Fund; provided the Fund receives notice of request for redemption by 10:00 a.m. Eastern Time on the next following Business Day. Payment shall be in federal funds transmitted by wire to the Company's account as designated by the Company in writing from time to time, on the same Business Day the Fund receives notice of the redemption order from the Company except that the Fund reserves the right to delay payment of redemption proceeds, but in no event may such payment be delayed longer than the period permitted under Section 22(e) of the 1940 Act. Neither the Fund nor the Underwriter shall bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds to Contract owners; the Company alone shall be responsible for such action. If notification of redemption is received after 10:00 a.m. Eastern Time, payment for redeemed shares will be made on the next following Business Day.

                  1.7. The Company agrees to purchase and redeem the shares of the Portfolios named in Schedule 2 offered by the then current prospectus of the Fund in accordance with the provisions of such prospectus. The Company agrees that all net amounts available under the Contracts shall be invested in the Fund, or in the Company's general account; provided that such amounts may also be invested in an investment company other than the Fund if (a) such other investment company, or series thereof, has investment objectives or policies that are substantially different from the investment objectives and policies of the Portfolios of the Fund named in Schedule 2; or (b) the Company gives the Fund and the Underwriter 45 days written notice of its intention to make such other investment company available as a funding vehicle for the Contracts; or
(c) such other investment company was available as a funding vehicle for the Contracts prior to the date of this Agreement and the Company so informs the Fund and Underwriter prior to their signing this Agreement; or (d) the Fund or Underwriter consents in writing to the use of such other investment company.

                  1.8. Issuance and transfer of the Fund's shares will be by book entry only. Stock certificates will not be issued to the Company or any Account. Purchase and redemption orders for Fund shares will be recorded in an appropriate title for each Account or the appropriate subaccount of each Account.

                  1.9.  The  Fund  shall  furnish   notice  to  Company  or  its
Administrator by Company, two days prior to the distribution of any income, dividends or capital gain distributions payable on the Fund's shares. The Company hereby elects to receive all such dividends and distributions as are payable on the Portfolio shares in the form of additional shares of that Portfolio. The Company reserves the right to revoke this election and to receive all such dividends and distributions in cash. The Fund shall notify the Company of the number of shares so issued as payment of such dividends and distributions the day of distribution when it reports the Portfolio's NAV pursuant to Section 1.10.

                  1.10. The Fund shall report the net asset value per share for each Portfolio to the Company or its Administrator, as directed by Company, on a daily basis as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 5:30 p.m., Eastern Time, each business day. If the Fund provides materially incorrect share net asset value information, the Fund shall make an adjustment to the number of shares purchased or redeemed for the Accounts to reflect the correct net asset value per share. Any material error in the calculation or reporting of net asset value per share, dividend or capital gains information shall be reported promptly upon discovery to the Company.

ARTICLE II.  Representations and Warranties

                  2.1. The Company represents and warrants that the Contracts are or will be registered under the 1933 Act and that the Contracts will be issued and sold in compliance with all applicable federal and state laws. The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each Account as a segregated asset account under applicable state law and has registered each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as segregated investment accounts for the Contracts, and that it will maintain such registration for so long as any Contracts are outstanding. The Company shall amend the registration statement under the 1933 Act for the Contracts and the registration statement under the 1940 Act for the Account from time to time as required in order to effect the continuous offering of the Contracts or as may otherwise be required by applicable law. The Company shall register and qualify the Contracts for sale in accordance with the securities laws of the various states only if and to the extent deemed necessary by the Company.

                  2.2. The Company represents that the Contracts are currently and at the time of issuance will be treated as life insurance or annuity contracts under Sections 7702 or 72 of the Internal Revenue Code and that it will maintain such treatment and that it will notify the Fund and the Underwriter immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.

                  2.3. The Fund and Adviser represent and warrant that Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act and duly authorized for issuance in accordance with applicable law and that the Fund is and shall remain registered under the 1940 Act for as long as the Fund shares are sold. The Fund shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Fund shall register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Fund or the Underwriter.

                  2.4. The Fund and Adviser represent and warrant that the Fund and each of the Portfolios is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code, and that they will maintain such qualification (under Subchapter M or any successor or similar provision) (or correct any failure during the applicable grace period) and that they will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

                  2.5. The Fund represents that its investment objectives, policies and restrictions comply with applicable state investment laws as they may apply to the Fund. The Fund makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies) complies with the insurance laws and regulations of any state. The Company alone shall be responsible for informing the Fund of any insurance restrictions imposed by state insurance laws which are applicable to the Fund. To the extent feasible and consistent with market conditions, the Fund will adjust its investments to comply with the aforementioned state insurance laws upon written notice from the Company of such requirements and proposed adjustments, it being agreed and understood that in any such case the Fund shall be allowed a reasonable period of time under the circumstances after receipt of such notice to make any such adjustment.

                  2.6. The Fund currently does not intend to make any payments to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act or otherwise, although it may make such payments in the future. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1, the Fund undertakes to have its Board of Trustees, a majority of whom are not interested persons of the Fund, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                  2.7. The Underwriter represents and warrants that it is a member in good standing of the National Association of Securities Dealers, Inc., ("NASD") and is registered as a broker-dealer with the SEC. The Underwriter further represents that it will sell and distribute the Fund shares in accordance with all applicable federal and state securities laws, including without limitation the 1933 Act, the 1934 Act, and the 1940 Act.

                  2.8. The Fund represents that it is lawfully organized and validly existing under the laws of Massachusetts and that it does and will comply with applicable provisions of the 1940 Act.

                  2.9. The Underwriter and the Adviser represent and warrant that Adviser is and shall remain duly registered under all applicable federal and state securities laws and that the Adviser will perform its obligations to the Fund in accordance with the laws of Massachusetts and any applicable state and federal securities laws.

                  2.10. The Fund, Adviser and Underwriter represent and warrant that all of their directors, officers, employees, investment advisers, and other individuals/entities having access to the funds and/or securities of the Fund are and continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage as required currently by Rule 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid Bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.

                  2.11. The Company represents and warrants that all of its directors, officers, employees, investment advisers, and other individuals/entities dealing with the money and/or securities of the Fund are covered by a blanket fidelity bond or similar coverage for the benefit of the Fund, in an amount not less than $5 million. The aforesaid includes coverage for larceny and embezzlement and is issued by a reputable bonding company. The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund and the Underwriter in the event that such coverage no longer applies.

ARTICLE III.  Prospectuses and Proxy Statements; Voting

                  3.1. The Underwriter shall provide the Company, at the Company's expense, with as many copies of the current prospectuses for the Portfolios listed on Schedule 2 as the Company may reasonably request for use with prospective contractowners and applicants. The Underwriter shall print and distribute, at the Fund's or Underwriter's expense, as many copies of said prospectuses as necessary for distribution to existing contractowners or participants. If requested by the Company in lieu thereof, the Fund shall provide such documentation including a final copy of a current prospectus set in type at the Fund's expense and other assistance as is reasonably necessary in order for the Company at least annually (or more frequently if the said prospectuses are amended more frequently) to have the new prospectus for the Contracts and the Portfolios' new prospectuses printed together in one document. In such case the Fund shall bear its share of expenses as described above.

                  3.2. The Fund's prospectus shall state that the Statement of Additional Information for the Fund is available from the Underwriter or alternatively from the Company (or, in the Fund's discretion, the Prospectus shall state that such Statement is available from the Fund), and the Underwriter (or the Fund) shall provide such Statement, at its expense, to the Company and to any owner of or participant under a Contract who requests such Statement or, at the Company's expense, to any prospective contractowner and applicant who requests such statement.

                  3.3. The Fund, at its expense, shall provide the Company with copies of proxy material, if any, reports to shareholders and other communications to shareholders with regard to the Portfolios listed in Schedule 2 in such quantity as the Company shall reasonably require and shall bear the costs of distributing them to existing contractowners or participants.

                  3.4. If and to the extent required by law the Company shall:

                         (i)        solicit voting instructions from contract
owners or participants;

                         (ii) vote the Fund shares held in the Account in accordance with instructions received from contractowners or participants; and

                         (iii) vote Fund shares held in the Account for which no timely instructions have been received, in the same proportion as Fund shares of such Portfolio for which instructions have been received from the Company's contractowners or participants;

so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass through voting privileges for variable contractowners. The Company reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law. Participating Insurance Companies shall be responsible for assuring that each of their separate accounts participating in the Fund calculates voting privileges in a manner consistent with other Participating Insurance Companies.

                  3.5. The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular as required, the Fund will either provide for annual meetings or comply with Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the SEC interpretation of the requirements of Section 16(a) with respect to periodic elections of directors and with whatever rules the Commission may promulgate with respect thereto.

ARTICLE IV.  Sales Material and Information

                  4.1. The Company shall furnish, or shall cause to be furnished, to the Fund or the Underwriter, each piece of sales literature or other promotional material in which the Fund or the Fund's adviser or the Underwriter is named, at least five business days prior to its use. No such material shall be used if the Fund or the Underwriter reasonably objects in writing to such use within fifteen business days after receipt of such material.

                  4.2. The Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or by the Underwriter, except with the permission of the Fund or the Underwriter. The Fund and the Underwriter agree to respond to any request for approval on a prompt and timely basis.

                  4.3. The Fund or the Underwriter shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company or its separate account is named, at least fifteen business days prior to its use. No such material shall be used if the Company reasonably objects in writing to such use within fifteen business days after receipt of such material.

                  4.4. The Fund and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, each Account, or the Contracts other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in published reports for each Account which are in the public domain or approved by the Company for distribution to contractowners or participants, or in sales literature or other promotional material approved by the Company, except with the permission of the Company. The Company agrees to respond to any request for approval on a prompt and timely basis.

                  4.5. The Fund will provide to the Company at least one complete copy of all registration statements, prospectuses, statements of additional information, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

                  4.6.  The  Company  will  provide  to the  Fund at  least  one complete copy of all registration statements, prospectuses, statements of additional information, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Contracts or each Account, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

                  4.7. For purposes of this Article IV, the phrase "sales literature or other promotional material" includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally
available  to  some  or  all  agents  or  employees,   registration  statements,
prospectuses, statements of additional information, shareholder reports, and proxy materials and any other material constituting sales literature or advertising under NASD rules, the 1940 Act or the 1933 Act.

ARTICLE V.  Fees and Expenses

                  5.1. The Fund and Underwriter shall pay no fee or other compensation to the Company under this Agreement, except that if the Fund or any Portfolio adopts and implements a plan pursuant to Rule 12b-1 to finance distribution expenses, then, subject to obtaining any required exemptive orders or other regulatory approvals, the Underwriter may make payments to the Company or to the underwriter for the Contracts if and in amounts agreed to by the Underwriter in writing. Currently, no such payments are contemplated.

                  5.2. All expenses incident to performance by the Fund of this Agreement shall be paid by the Fund to the extent permitted by law. All Fund shares will be duly authorized for issuance and registered in accordance with applicable federal law and to the extent deemed advisable by the Fund, in accordance with applicable state law, prior to sale. The Fund shall bear the expenses for the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, Fund proxy materials and reports, setting in type, printing and distributing the prospectuses, the proxy materials and reports to existing shareholders and contractowners, the preparation of all statements and notices required by any federal or state law, all taxes on the issuance or transfer of the Fund's shares, and any expenses permitted to be paid or assumed by the Fund pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.

                  5.3 Adviser will quarterly reimburse the Company certain of the administrative costs and expenses incurred by the Company as a result of operations necessitated by the beneficial ownership by Contract owners of shares of the Portfolios of the Fund, equal to 0.15% per annum of the average daily net assets of the Fund attributable to variable life or variable annuity contracts offered by the Company or its affiliates up to $300 million and 0.20% per annum of the average daily net assets of the Fund attributable to such contracts in excess of $300 million but less than $600 million and 0.25% per annum of the average daily net assets of the Fund attributable to such contracts in excess of $600 million. In no event shall such fee be paid by the Fund, its shareholders or by the contract holders.

ARTICLE VI.  Diversification

                  6.1. The Fund and the Adviser represent and warrant that the Fund will at all times invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as variable contracts under the Internal Revenue Code and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund will comply with Section 817(h) of the Internal Revenue Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications to such Section or Regulations. In the event of a breach of this Article VI by the Fund, it will take all reasonable steps (a) to notify the Company of such breach and (b) to adequately diversify the Fund so as to achieve compliance with the grace period afforded by Treasury Regulation 1.817-5.

ARTICLE VII.   Potential Conflicts

                  7.1. The Board of Trustees of the Fund (the "Fund Board") will monitor the Fund for the existence of any material irreconcilable conflict among the interests of the contractowners of all separate accounts investing in the Fund. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by Participating Insurance Companies or by variable annuity contract and variable life insurance contractowners; or (f) a decision by an insurer to disregard the voting instructions of contractowners. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof. A majority of the Fund Board shall consist of persons who are not "interested" persons of the Fund.

                  7.2. The Company has reviewed a copy of the Mixed and Shared Funding Exemptive Order, and in particular, has reviewed the conditions to the requested relief set forth therein. As set forth in the Mixed and Shared Funding Exemptive Order, the Company will report any potential or existing conflicts of which it is aware to the Fund Board. The Company agrees to assist the Fund Board in carrying out its responsibilities under the Mixed and Shared Funding Exemptive Order, by providing the Fund Board with all information reasonably necessary for the Fund Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Fund Board whenever contractowner voting instructions are disregarded. The Fund Board shall record in its minutes or other appropriate records, all reports received by it and all action with regard to a conflict.

                  7.3. If it is determined by a majority of the Fund Board, or a majority of its disinterested Directors, that an irreconcilable material conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested Directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including:
(1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected contractowners and, as appropriate, segregating the assets of any appropriate group (i.e., variable annuity contractowners or variable life insurance contractowners, of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contractowners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.

                  7.4. If the Company's disregard of voting instructions could conflict with the majority of contractowner voting instructions, and the Company's judgment represents a minority position or would preclude a majority vote, the Company may be required, at the Fund's election, to withdraw the Account's investment in the Fund and terminate this Agreement with respect to such Account. Any such withdrawal and termination must take place within 60 days after the Fund gives written notice to the Company that this provision is being implemented. Until the end of such 60 day period the Underwriter and Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

                  7.5. If a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state insurance regulators, then the Company will withdraw the Account's investment in the Fund and terminate this Agreement with respect to such Account. Any such withdrawal and termination must take place within 60 days after the Fund gives written notice to the Company that this provision is being implemented. Until the end of such 60 day period the Underwriter and Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

                  7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Fund Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund or Quest Advisors be required to establish a new funding medium for the Contracts. The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of contractowners materially adversely affected by the irreconcilable material conflict.

                  7.7. The Company shall at least annually submit to the Fund Board such reports, materials or data as the Fund Board may reasonably request so that the Fund Board may fully carry out the duties imposed upon it as delineated in the Mixed and Shared Funding Exemptive Order, and said reports, materials and data shall be submitted more frequently if deemed appropriate by the Fund Board.

                  7. 8. If and to the extent that Rule 6e-2 and Rule 6e-3 (T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Mixed and Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Mixed and Shared Funding Exemptive Order, (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3 (T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 3.4, 3.5, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

ARTICLE VIII.  Indemnification

                  8.1.  Indemnification By The Company

                   (a) The Company agrees to indemnify and hold harmless the Fund, the Adviser, the Underwriter, and each of the Fund's or the Underwriter's directors, officers, employees or agents and each person, if any, who controls or is associated with the Fund or the Underwriter within the meaning of such terms under the federal securities laws (collectively, the "indemnified parties" for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable legal and other expenses), to which the indemnified parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus or statement of additional information for the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify shall not apply as to any indemnified party if such statement or omission or such alleged statemen or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund for use in the registration statement, prospectus or statement of additional information for the Contracts or in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

                           (ii) arise out of or as a result of statements or representations by or on behalf of the Company (other than statements or representations contained in the Fund registration statement, Fund prospectus, Fund statement of additional information or sales literature or other promotional material of the Fund not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund shares; or

(iii)
 arise out of any untrue statement or alleged untrue statement of a material fact contained in the Fund registration statement, Fund prospectus, statement of additional information or sales literature or other promotional material of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such a statement or omission was made in reliance upon and in conformity with information furnished to the Fund by or on behalf of the Company or persons under its control; or

                           (iv) arise as a result of any failure by the Company to provide the services and furnish the materials or to make any payments under the terms of this Agreement; or

                            (v) arise out of any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach by the Company of this Agreement;

except to the extent provided in Sections 8.1(b) and 8.3 hereof. This indemnification shall be in addition to any liability which the Company may otherwise have.

                   (b) No party shall be entitled to indemnification if such loss, claim, damage, liability or litigation is due to the willful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

                  (c) The indemnified parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund shares or the Contracts or the operation of the Fund.

                  8.2.  Indemnification By the Underwriter

                   (a) The Underwriter and Adviser, on their own behalf and on behalf of the Fund, joint and severally agree to indemnify and hold harmless the Company and each of its directors, officers, employees or agents and each person, if any, who controls or is associated with the Company within the meaning of such terms under the federal securities laws (collectively, the "indemnified parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter or Adviser) or litigation (including reasonable legal and other expenses) to which the indemnified parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements:

(i)
arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus or statement of additional information for the Fund or sales literature or other promotional material of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify shall not apply as to any indemnified party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Underwriter or Fund by or on behalf of the Company for use in the registration statement, prospectus or statement of additional information for the Fund or in sales literature or other promotional material of the Fund (or any amendment or supplement thereto) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii)
arise out of or as a result of statements or representations (other than statements or representations contained in the Contracts or in the Contract or Fund registration statement, the Contract or Fund prospectus, statement of additional information, or sales literature or other promotional material for the Contracts or of the Fund not supplied by the Underwriter or the Fund or persons under the control of the Underwriter or the Fund respectively) or wrongful conduct of the Underwriter or the Fund or persons under the control of the Underwriter or the Fund respectively, with respect to the sale or distribution of the Contracts or Fund shares; or

                              (iii) arise out of any untrue statement or alleged
                                    untrue   statement   of  a   material   fact
                                    contained  in  a   registration   statement,
                                    prospectus,    statement    of    additional
                                    information  or  sales  literature  or other
                                    promotional  material covering the Contracts
                                    (or  any  amendment  thereof  or  supplement
                                    thereto),   or  the   omission   or  alleged
                                    omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Underwriter or the Fund or persons under the control of the Underwriter or the Fund; or

                             (iv) arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification requirements and procedures related thereto specified in
                                    Article    VI   or   the    Sub-Chapter    M
                                    qualification specified in Section 2.4 of this Agreement; or

                              (v) arise out of or result from any material breach of any representation and/or warranty made by the Underwriter or the Fund in this Agreement or arise out of or result from any other material breach of this Agreement by the Underwriter or the Fund; or

                              (vi) arise out of or result from the materially incorrect or untimely calculation or reporting of the daily net asset value per share or dividend or capital gain distribution rate;

except to the extent provided in Sections 8.2(b) and 8.3 hereof. This indemnification shall be in addition to any liability which the Underwriter may otherwise have.

                   (b) No party shall be entitled to indemnification if such loss, claim, damage, liability or litigation is due to the willful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

                   (c) The indemnified parties will promptly notify the Underwriter of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Contracts or the operation of the Account.

                  8.3.  Indemnification Procedure

                  Any person  obligated  to provide  indemnification  under this
Article VIII ("indemnifying party" for the purpose of this Section 8.3) shall not be liable under the indemnification provisions of this Article VIII with respect to any claim made against a party entitled to indemnification under this
Article VIII ("indemnified party" for the purpose of this Section 8.3) unless such indemnified party shall have notified the indemnifying party in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such indemnified party (or after such party shall have received notice of such service on any designated agent), but failure to notify the indemnifying party of any such claim shall not relieve the indemnifying party from any liability which it may have to the indemnified party against whom such action is brought under the indemnification provision of this Article VIII, except to the extent that the failure to notify results in the failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of failure to give such notice. In case any such action is brought against the indemnified party, the indemnifying party will be entitled to participate, at its own expense, in the defense thereof. The indemnifying party also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the indemnifying party to the indemnified party of the indemnifying party's election to assume the defense thereof, the indemnified party shall bear the fees and expenses of any additional counsel retained by it, and the indemnifying party will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation, unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or
(ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

                  A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article VIII. The indemnification provisions contained in this Article VIII shall survive any termination of this Agreement.

                  8.4.  Contribution

                  In order to provide for just and equitable contribution in circumstances in which the indemnification provided for in this Article VIII is due in accordance with its terms but for any reason is held to be unenforceable with respect to a party entitled to indemnification ("indemnified party" for purposes of this Section 8.4) pursuant to the terms of this Article VIII, then each party obligated to indemnify pursuant to the terms of this Article VIII shall contribute to the amount paid or payable by such indemnified party as a result of such losses, claims, damages, liabilities and litigations in such proportion as is appropriate to reflect the relative benefits received by the parties to this Agreement in connection with the offering of Fund shares to the Account and the acquisition, holding or sale of Fund shares by the Account, or if such allocation is not permitted by applicable law, in such proportions as is appropriate to reflect the relative net benefits referred to above but also the relative fault of the parties to this Agreement in connection with any actions that lead to such losses, claims, damages, liabilities or litigations, as well as any other relevant equitable considerations.

ARTICLE IX.  Applicable Law

                  9.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of New York.

                  9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant (including, but not limited to the Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

ARTICLE X.  Termination

                  10.1.  This Agreement shall terminate:

                           (a) at the option of any party upon one-year advanc
 written notice to the other
parties unless otherwise agreed in a separate written agreement among the parties; or

                           (b) at the option of the Company if shares of  the
 Portfolios  delineated in Schedule
2 are not reasonably available to meet the requirements of the Contracts as determined by the Company; or

                           (c) at the option of the Fund upon institution of
formal proceedings against the
Company by the NASD, the SEC, the insurance commission of any state or any other regulatory body regarding the Company's duties under this Agreement or related to the sale of the Contracts, the administration of the Contracts, the operation of the Account, or the purchase of the Fund shares, which would have a material adverse effect on the Company's ability to perform its obligations under this Agreement; or

                           (d) at the option of the Company upon institution of
formal proceedings against the
Fund or the Underwriter by the NASD, the SEC, or any state securities or insurance department or any other regulatory body, which would have a material adverse effect on the Fund's or the Underwriter's ability to perform its obligations under this Agreement; or

                           (e) at the option of the Company or the Fund upon
receipt of any necessary regulatory
approvals and/or the vote of the contractowners having an interest in the Account (or any subaccount) to substitute the shares of another investment company for the corresponding Portfolio shares of the Fund in accordance with the terms of the Contracts for which those Portfolio shares had been selected to serve as the underlying investment media. The Company will give 30 days prior written notice to the Fund of the date of any proposed vote or other action taken to replace the Fund's shares; or

                           (f) at the option of the Company or the Fund upon a
determination by a majority of the
Fund Board, or a majority of the disinterested Fund Board members, that an irreconcilable material conflict exists among the interests of (i) all contractowners of variable insurance products of all separate accounts or (ii) the interests of the Participating Insurance Companies investing in the Fund as delineated in Article VII of this Agreement; or

                            (g) at the option of the Company if the Fund ceases
 to qualify as a Regulated
Investment Company under Subchapter M of the Internal Revenue Code, or under any successor or similar provision, or if the Company reasonably believes that the Fund may fail to so qualify; or

                            (h) at the option of the Company if the Fund fails
to meet the diversification
requirements specified in Article VI hereof; or

                            (i) at the option of any party to this Agreement,
upon another party's material
breach of any provision of this Agreement; or

                            (j) at the option of the Company, if the Company
determines in its sole judgment
exercised in good faith, that either the Fund or the Underwriter has suffered a material adverse change in its business, operations or financial condition since the date of this Agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the Company; or

                           (k) at the option of the Fund or Underwriter, if the
Fund or Underwriter respectively,
shall determine in its sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations or financial condition since the date of this Agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the Fund or Underwriter; or

                           (l) at the option of the Fund in the event any of the
Contracts are not issued or sold
in accordance with applicable federal and/or state law. Termination shall be effective immediately upon such occurrence without notice.

                  10.2.  Notice Requirement

                           (a)  In the event that any termination of this
Agreement is based upon the provisions
of Article VII, such prior written notice shall be given in advance of the effective date of termination as required by such provisions.

                           (b) In the event that any termination of this
Agreement is based upon the provisions
of Sections 10.1(b) - (d) or 10.1(g) - (i), prompt written notice of the election to terminate this Agreement for cause shall be furnished by the party terminating the Agreement to the non-terminating parties, with said termination to be effective upon receipt of such notice by the non-terminating parties.

                           (c) In the event that any termination of this
 Agreement is based upon the provisions
of Sections 10.1(j) or 10.1(k), prior written notice of the election to terminate this Agreement for cause shall be furnished by the party terminating this Agreement to the non-terminating parties. Such prior written notice shall be given by the party terminating this Agreement to the non-terminating parties at least 30 days before the effective date of termination.

                  10.3. It is understood and agreed that the right to terminate this Agreement pursuant to Section 10.1(a) may be exercised for any reason or for no reason.

                  10.4.   Effect of Termination

                           (a)  Notwithstanding any termination of this
Agreement pursuant to Section 10.1 of
this Agreement, and subject to Section 1.3 of this Agreement, the Company may require the Fund and the Underwriter to, continue to make available additional shares of the Fund for so long after the termination of this Agreement as the Company desires pursuant to the terms and conditions of this Agreement as provided in paragraph (b) below, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts. The parties agree that this
Section 10.4 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

                           (b)  If shares of the Fund continue to be made
available after  termination of this
Agreement pursuant to this Section 10.4, the provisions of this Agreement shall remain in effect except for Section 10.1(a) and thereafter the Fund, the Underwriter, or the Company may terminate the Agreement, as so continued pursuant to this Section 10.4, upon written notice to the other party, such notice to be for a period that is reasonable under the circumstances but, if given by the Fund or Underwriter, need not be for more than 90 days.

                  10.5. Except as necessary to implement contractowner initiated or approved transactions, or as required by state insurance laws or regulations, the Company shall not redeem Fund shares attributable to the Contracts (as opposed to Fund shares attributable to the Company's assets held in the Account), and the Company shall not prevent contractowners from allocating payments to a Portfolio that was otherwise available under the Contracts, until 90 days after the Company shall have notified the Fund or Underwriter of its intention to do so.

ARTICLE XI.  Notices

         Any notice shall be deemed duly given only if sent by hand, evidenced by written receipt or by certified mail, return receipt requested, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party. All notices shall be deemed given three business days after the date received or rejected by the addressee.

                  If to the Fund:
                  Mr. Bernard H. Garil
                  President
                  OpCap Advisors
                  200 Liberty Street
                  New York, NY  10281

                  If to the Company:

                  [Name]
                  [Title]
                  [Co. Name]
                  [Address]

                  If to the Underwriter:

                  Mr. Thomas E. Duggan
                  Secretary
                  OCC Distributors
                  200 Liberty Street
                  New York, NY  10281

ARTICLE XII.  Miscellaneous

                  12.1. All persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Directors, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund.

                  12.2. Subject to law and regulatory authority, each party hereto shall treat as confidential all information reasonably identified as such in writing by any other party hereto (including without limitation the names and addresses of the owners of the Contracts) and, except as contemplated by this Agreement, shall not disclose, disseminate or utilize such confidential information until such time as it may come into the public domain without the express prior written consent of the affected party.

                  12.3. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

                  12.4. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

                  12.5. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

                  12.6. This Agreement shall not be assigned by any party hereto without the prior written consent of all the parties.

                  12.7. Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit each other and such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

                  12.8. Each party represents that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate or trust action, as applicable, by such party and when so executed and delivered this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

                  12.9. The parties to this Agreement may amend the schedules to this Agreement from time to time to reflect changes in or relating to the Contracts, the Accounts or the Portfolios of the Fund.

                   IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized representative as of the date and year first written above.
                                    Company:
                                                TRANSAMERICA LIFE INSURANCE AND
ANNUITY COMPANY
SEAL                                         By: ______________________________

                                      Fund:

                                                     OCC ACCUMULATION TRUST



                    SEAL By: ______________________________

                                  Underwriter:

                                                     OCC DISTRIBUTORS



                       By: ______________________________


                                    Adviser:

                                 OpCap Advisors


                       By:_______________________________

                                   Schedule 1

                             Participation Agreement
                                      Among
     OCC Accumulation Trust, Transamerica Life Insurance and Annuity Company
                                       and
                                OCC Distributors





         The following separate accounts of Transamerica Life Insurance and Annuity Company are permitted in accordance with the provisions of this Agreement to invest in Portfolios of the Fund shown in Schedule 2:

Separate Account VUL-1



[Date]

                                   Schedule 2

                             Participation Agreement
                                      Among
     OCC Accumulation Trust, Transamerica Life Insurance and Annuity Company
                                       and
                                OCC Distributors




         The Separate Account(s) shown on Schedule 1 may invest in the following Portfolios of the OCC Accumulation Trust:

[Date]

Oppenheimer Capital Managed
Oppenheimer Capital Value Equity

                              Exhibit (10)(a)
                            Consent of Counsel

Sutherland, Asbill & Brennan, L.L.P
1275 Pennsylvania Avenue, N.W.
Washington, D.C.  20004-2404
202-383-0126
fax: 202-637-3593


December 22, 1997


Board of Directors
Transamerica Life Insurance and Annuity Company
1150 South Olive
Los Angeles, CA  90015-2211

     Re:  Separate Account VA-6, Form N-4 Registration Statement, File No.
     333-9745

Gentlemen:

     We hereby consent to the reference to our name under the caption "Legal Matters" in the prospectus contained in Post-Effective Amendment No. 1 to the above-referenced registration statement. In giving this consent, we do not admit that we are in the category of entities whose consent is required by Section 7 of the Securities Act of 1933.

                   Sutherland, Asbill & Brennan, L.L.P.

                        By /s/ Frederick R. Bellamy

                               Exhibit 10(b)
                      Consent of Independent Auditors

                      CONSENT OF INDEPENDENT AUDITORS

We consent to the reference to our firm under the caption "Accountants" and to the use of our report dated February 12, 1997 on the consolidated financial statements of Transamerica Life insurance and Annuity Company contained in the Registration Statement (Form N-4 No. 333- 9745) and related prospectus and Statement of Additional Information of Transamerica Life Insurance and Annuity Company Separate Account VA-6.



ERNST & YOUNG LLP


Los Angeles, California
December 19, 1997

Exhibit 13     Performance Data Calculations

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
                    Alger American Income & Growth Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

                      ----------------------------------------------------------------------------------
                                                            Accumulation
                                                 Number         Unit         Cumulative
                          Date       Premium    of Years     Value (AUV)        Units          CDSL
                      -------------------------            ----------------
                      ----------------------------------------------------------------------------------
                          11/14/88      $1,000      8.1342           10.00          100.00           0%
                      ----------------------------------------------------------------------------------
                      -----------------------------------------------------                -------------
                            1/1/96      $1,000           1         17.9732           55.64           6%
                      -----------------------------------------------------                -------------
                      -------------------------            ---------------------------------------------
                          12/31/96                                 21.2801
                      ----------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  17.9732   =  55.64 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  0% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

                      ERV  =  ( 21.2801 x 100) - 0 - 0  =  2128.01 ,
                      from inception

                 ERV  =  ( 21.2801  x  (1000 /  17.9732))  -  0  -  0.85 x .06 x
                      1000
                                =  1132.99 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 2128.01 / 1000) ^ (1 /
                      8.1342)  -  1

                         =    9.73%  ,   from
                      inception

                      T  =   (ERV / P)   -  1

                          =   (1132.99 /
                      1000)  -  1

                         =    13.30%  ,   for one year
                      duration

         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

                      ---------------------------------------------------------------------
                                                            Accumulation
                                                 Number         Unit         Cumulative
                      Date         Premium      of Years     Value (AUV)        Units
                      -------------------------            ----------------
                      ---------------------------------------------------------------------
                          11/14/88      $1,000      8.1342           10.00          100.00
                      ---------------------------------------------------------------------
                      -----------------------------------------------------
                            1/1/96      $1,000           1         17.9732           55.64
                      -----------------------------------------------------
                      -------------------------            --------------------------------
                          12/31/96                                 21.2801
                      ---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  17.9732   =  55.64 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 21.2801 x 100) - 0  =  2128.01 ,   from
                      inception

                      ERV  =  ( 21.2801  x  (1000 /
                      17.9732))  -  0
                                =  1183.99 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                           =   ( 2128.01 / 1000) ^ (1 /
                      8.1342)  -  1

                           =    9.73%  ,  from inception

                      T  =   (ERV / P)   -  1

                           =   (1183.99 /
                      1000)  -  1

                           =    18.40%  ,   for one year
                      duration

         C. Using the standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

                      ----------------------------------------------------------------------------------
                                                            Accumulation
                                                 Number         Unit         Cumulative
                      Date         Premium      of Years     Value (AUV)        Units          CDSL
                      -------------------------            ----------------
                      ----------------------------------------------------------------------------------
                          11/14/88      $1,000      8.1342           10.00          100.00           0%
                      ----------------------------------------------------------------------------------
                      -----------------------------------------------------                -------------
                            1/1/96      $1,000           1         17.9092           55.84           6%
                      -----------------------------------------------------                -------------
                      -------------------------            ---------------------------------------------
                          12/31/96                                 21.1938
                      ----------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  17.9092   =  55.84 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  0% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

                      ERV  =  ( 21.1938 x 100) - 0 - 0  =  2119.38 ,
                      from inception

                ERV  =  ( 21.1938  x  (1000 /  17.9092))  -  0  -  0.85 x .06 x
                      1000
                                =  1132.40 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 2119.38 / 1000) ^ (1 /
                      8.1342)  -  1

                         =    9.67%  ,  from
                      inception

                      T  =   (ERV / P)   -  1

                          =   (1132.40 /
                      1000)  -  1

                         =    13.24%  ,   for one year
                      duration

         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 ---------------------------------------------------------------------
                                       Accumulation
                            Number         Unit         Cumulative
 Date         Premium      of Years     Value (AUV)        Units
 -------------------------            ----------------
 ---------------------------------------------------------------------
     11/14/88      $1,000      8.1342           10.00          100.00
 ---------------------------------------------------------------------
 -----------------------------------------------------
       1/1/96      $1,000           1         17.9092           55.84
 -----------------------------------------------------
 -------------------------            --------------------------------
     12/31/96                                 21.1938
 ---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  17.9092   =  55.84 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 21.1938 x 100) - 0  =  2119.38 ,   from
                      inception

                      ERV  =  ( 21.1938  x  (1000 /
                      17.9092))  -  0
                                =  1183.40 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   (2119.38 / 1000) ^ (1 /
                      8.1342)  -  1

                         =
                      9.67%

                      T  =   (ERV / P)   -  1

                           =   (1183.40 /
                      1000)  -  1

                           =    18.34%  ,   for one year
                      duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
                    Alger American Income & Growth Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
   Date       Premium     of Years     Value (AUV)       Units         CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
   11/14/88       $1,000      8.1342           10.00         100.00          0%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96       $1,000           1         17.9732          55.64          6%
-----------------------------------------------------               ------------
-------------------------            -------------------------------------------
   12/31/96                                  21.2801
--------------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  17.9732   =  55.64 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
 withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  0% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

                         ERV  =  ( 21.2801 x 100) - 0 - 0  =  2128.01 ,
                         from inception

                ERV  =  ( 21.2801  x  (1000 /  17.9732))  -  0  -  0.85 x .06 x
                         1000
                                   =  1132.99 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                   =   (2128.01
                         / 1000)  -  1

                                   =    112.80%  ,  from
                         inception

                         CTR  =   (ERV / P)  -  1

                                   =   (1132.99
                         / 1000)  -  1

                                   =    13.30%  ,  for one
                         year duration

         B. Using the Non-standard format without Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
   11/14/88       $1,000     8.13425           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         17.9732          55.64
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  21.2801
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  17.9732   =  55.64 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 21.2801 x 100) - 0  =  2128.01 ,   from
                         inception

                         ERV  =  ( 21.2801  x  (1000 /
                         17.9732))  -  0
                                   =  1183.99 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                             =   ( 2128.01 /
                         1000)  -  1

                            =
                         112.80%

                         CTR  =   (ERV / P)  -  1

                             =   (1183.99 /
                         1000)  -  1

                            =
                         18.40%

         C. Using the standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
   11/14/88       $1,000     8.13425           10.00         100.00          0%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96       $1,000           1         17.9092          55.84          6%
-----------------------------------------------------               ------------
-------------------------            -------------------------------------------
   12/31/96                                  21.1938
--------------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  17.9092   =  55.84 ,  for one
                         year duration

                         C   =  the policy fee amount calculated on an
                         annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  0% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

                         ERV  =  ( 21.1938 x 100) - 0 - 0  =  2119.38 ,
                         from inception

                ERV  =  ( 21.1938  x  (1000 /  17.9092))  -  0  -  0.85 x .06 x
                         1000
                                   =  1132.40 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 2119.38
                         / 1000)  -  1

                                 =    111.94%

                         CTR  =   (ERV / P)  -  1

                                  =   (1132.40 /
                         1000)  -  1

                                 =    13.24%

         D. Using the Non-standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
   11/14/88       $1,000     8.13425           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         17.9092          55.84
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  21.1938
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  17.9092   =  55.84 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 21.1938 x 100) - 0  =  2119.38 ,   from
                         inception

                         ERV  =  ( 21.1938  x  (1000 /
                         17.9092))  -  0
                                   =  1183.40 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 2119.38
                         / 1000)  -  1

                                  =   111.94%

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1183.40
                         / 1000)  -  1

                                  =   18.34%

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
                  Janus Aspen Series Worldwide Growth Portfolio


     I.      For the period from inception and for one year ending 12/31/1996

             A.  Using the standard format without Living
             Benefits rider:

                   This calculation uses the
                   formula

                           P x (1+T) ^ (n)  =  ERV

                           where:

                           P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

                   The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 -------------------------------------------------------------------------------
                                         Accumulation
                             Number          Unit          Cumulative
    Date       Premium      of Years     Value (AUV)         Units          CDSL
 -------------------------             -----------------
 -------------------------------------------------------------------------------
     9/12/93       $1,000       3.3041        10.00           100.00          5%
 ------------------------------------------------------------------------------
 ------------------------------------------------                 ------------
      1/1/96       $1,000            1     15.0043            66.65          6%
 -------------------------------------------------                 ------------
 -------------------------             ----------------------------------------
    12/31/96                                    18.9658
 ------------------------------------------------------------------------------

                   The ERV is calculated according to the following formula:

                           ERV  =  (A x B) - C - D

                           where:

                           A = the cumulative units in the contract, assuming $1,000 initial premium is received
                                =   1000  /  (AUV at beginning
                           of period0
                                =   1000  /  10  =  100 ,
                           from inception
                                =   1000  /  15.0043   =  66.65 ,  for one year
                           duration

                           B  =   the Accumulation Unit Value
                           (AUV)

                           C = the  policy fee  amount  calculated  on an annual
                           basis
                                  =   ($1,000 / Ave size)   x
                           policy fee
                                  =  (1,000 / 40,000)   x   $30
                                  =
                           $0.75

                           C = 0 , in ERV calculation, since this was converted to daily adjustment.

                           D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
 withdrawals have been taken
                           under the policy.

                                =   ($1,000 - 15% x $1,000)  x
                           CDSL
                                =   0.85  x  1000  x  5% ,  for period since
                           inception
                              =   0.85  x  1000  x  6% ,  for one year duration

                           The ERV can now be calculated as:

              ERV  =  ( 18.9658 x 100) - 0 - 0.85  x  .05  x  1000  =  1854.08 ,
                           from inception

                           ERV  =  ( 18.9658  x  (1000 /  15.0043))  -  0  -
                           0.85 x .06 x 1000
                                     =  1213.02 ,  for one year
                           duration

                   Applying the formula to calculate the value of T (the average annual total return):

                           T  =   (ERV / P) ^
                           (1/n)  -  1

                               =   (1854.08/ 1000) ^ (1 /
                           3.3041)  -  1

                              =    20.55%  ,   from inception

                           T  =   (ERV / P)   -  1

                               =   (1213.02 /
                           1000)  -  1

                              =    21.30%  ,   for one year
                           duration

             B. Using the Non-standard format without Living Benefits rider:

                   This calculation uses the
                   formula

                           P x (1+T) ^ (n)  =  ERV

                           where:

                           P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

                   The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

------------------------------------------------------------------------
                                        Accumulation
                            Number          Unit          Cumulative
Date        Premium        of Years     Value (AUV)         Units
-------------------------             -----------------
------------------------------------------------------------------------
    9/12/93       $1,000       3.3041            10.00           100.00
------------------------------------------------------------------------
-------------------------------------------------------
     1/1/96       $1,000            1          15.0043            66.65
-------------------------------------------------------
-------------------------             ----------------------------------
   12/31/96                                    18.9658
------------------------------------------------------------------------

                   The ERV is calculated according to the following formula:

                           ERV  =  (A x B) - C

                           where:

                           A = the cumulative units in the contract, assuming $1,000 initial premium is received
                                =   1000  /  (AUV at beginning
                           of period0
                                =   1000  /  10  =  100 ,
                           from inception
                                =   1000  /  15.0043   =  66.65 ,  for one year
                           duration

                           B  =   the Accumulation Unit Value
                           (AUV)

                           C = the  policy fee  amount  calculated  on an annual
                           basis
                                  =   ($1,000 / Ave size)   x
                           policy fee
                                  =  (1,000 / 40,000)   x   $30
                                  =
                           $0.75

                           C = 0 , in ERV calculation, since this was converted to daily adjustment.

                           The ERV can now be calculated as:

                           ERV  =  ( 18.9658 x 100) - 0  =  1896.58 ,   from
                           inception

                           ERV  =  ( 18.9658  x  (1000 /
                           15.0043))  -  0
                                     =  1264.02 ,  for one year
                           duration

                   Applying the formula to calculate the value of T (the average annual total return):

                           T  =   (ERV / P) ^
                           (1/n)  -  1

                                =   (1896.58 / 1000) ^ (1 /
                           3.3041)  -  1

                                =    21.37%  ,  from inception

                           T  =   (ERV / P)   -  1

                                =   (1264.02 /
                           1000)  -  1

                                =    26.40%  ,   for one year
                           duration

             C. Using the standard format with Living Benefits rider:

                   This calculation uses the
                   formula

                           P x (1+T) ^ (n)  =  ERV

                           where:

                           P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

                   The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                        Accumulation
                            Number          Unit          Cumulative
Date        Premium        of Years     Value (AUV)         Units          CDSL
-------------------------             -----------------
--------------------------------------------------------------------------------
 9/12/93       $1,000       3.3041            10.00           100.00          5%
--------------------------------------------------------------------------------
--------------------------------------------------                 ------------
 1/1/96       $1,000            1          14.9870            66.72          6%
---------------------------------------------------                 ------------
---------------------             ----------------------------------------------
   12/31/96                                    18.9345
--------------------------------------------------------------------------------

                   The ERV is calculated according to the following formula:

                           ERV  =  (A x B) - C - D

                           where:

                           A = the cumulative units in the contract, assuming $1,000 initial premium is received
                                =   1000  /  (AUV at beginning
                           of period0
                                =   1000  /  10  =  100 ,
                           from inception
                                =   1000  /  14.9870   =  66.72 ,  for one year
                           duration

                           B  =   the Accumulation Unit Value
                           (AUV)

                           C = the  policy fee  amount  calculated  on an annual
                           basis
                                  =   ($1,000 / Ave size)   x
                           policy fee
                                  =  (1,000 / 40,000)   x   $30
                                  =
                           $0.75

                           C = 0 , in ERV calculation, since this was converted to daily adjustment.

                           D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
 withdrawals have been taken
                           under the policy.

                                =   ($1,000 - 15% x $1,000)  x
                           CDSL
                                =   0.85  x  1000  x  5% ,  for period since
                           inception
                               =   0.85  x  1000  x  6% ,  for one year duration

                           The ERV can now be calculated as:

             ERV  =  ( 18.9345 x 100) - 0 - 0.85  x  .05  x  1000  =  1850.95 ,
                           from inception

                           ERV  =  ( 18.9345  x  (1000 /  14.9870))  -  0  -
                           0.85 x .06 x 1000
                                     =  1212.39 ,  for one year
                           duration

                   Applying the formula to calculate the value of T (the average annual total return):

                           T  =   (ERV / P) ^
                           (1/n)  -  1

                               =   (1850.95 / 1000) ^ (1 /
                           3.3041)  -  1

                              =    20.48%  ,  from inception

                           T  =   (ERV / P)   -  1

                               =   (1212.39 /
                           1000)  -  1

                              =    21.24%  ,   for one year
                           duration

             D. Using the Non-standard format with Living Benefits rider:

                   This calculation uses the
                   formula

                           P x (1+T) ^ (n)  =  ERV

                           where:

                           P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

                   The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

------------------------------------------------------------------------
                                        Accumulation
                            Number          Unit          Cumulative
Date        Premium        of Years     Value (AUV)         Units
-------------------------             -----------------
------------------------------------------------------------------------
    9/12/93       $1,000       3.3041            10.00           100.00
------------------------------------------------------------------------
-------------------------------------------------------
     1/1/96       $1,000            1          14.9870            66.72
-------------------------------------------------------
-------------------------             ----------------------------------
   12/31/96                                    18.9345
------------------------------------------------------------------------

                   The ERV is calculated according to the following formula:

                           ERV  =  (A x B) - C

                           where:

                           A = the cumulative units in the contract, assuming $1,000 initial premium is received
                                =   1000  /  (AUV at beginning
                           of period0
                                =   1000  /  10  =  100 ,
                           from inception
                                =   1000  /  14.9870   =  66.72 ,  for one year
                           duration

                           B  =   the Accumulation Unit Value
                           (AUV)

                           C = the  policy fee  amount  calculated  on an annual
                           basis
                                  =   ($1,000 / Ave size)   x
                           policy fee
                                  =  (1,000 / 40,000)   x   $30
                                  =
                           $0.75

                           C = 0 , in ERV calculation, since this was converted to daily adjustment.

                           The ERV can now be calculated as:

                           ERV  =  ( 18.9345 x 100) - 0  =  1893.45 ,   from
                           inception

                           ERV  =  ( 1893.45  x  (1000 /
                           14.9870))  -  0
                                     =  1263.39 ,  for one year
                           duration

                   Applying the formula to calculate the value of T (the average annual total return):

                           T  =   (ERV / P) ^
                           (1/n)  -  1

                               =   (18.9345 / 1000) ^ (1 /
                           3.3041)  -  1

                              =
                           21.31%

                           T  =   (ERV / P)   -  1

                                =   (1263.39 /
                           1000)  -  1

                                =    26.34%  ,   for one year
                           duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
                  Janus Aspen Series Worldwide Growth Portfolio


     I.   For the period from inception and for one year ending 12/31/1996

          A.  Using the standard format without Living
          Benefits rider:

               This calculation uses the
               formula

                       CTR  =  ( ERV / P )  -
                       1

                       where:

                       P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                     Accumulation
                         Number          Unit         Cumulative
Date       Premium      of Years     Value (AUV)         Units          CDSL
----------------------             -----------------
--------------------------------------------------------------------------------
 9/12/93       $1,000       3.3041            10.00          100.00           5%
--------------------------------------------------------------------------------
---------------------------------------------------                -------------
  1/1/96       $1,000            1          15.0043           66.65           6%
---------------------------------------------------                -------------
---------------------             ----------------------------------------------
12/31/96                                    18.9658
--------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                       ERV  =  (A x B) - C - D

                       where:

                       A = the cumulative units in the contract, assuming $1,000 initial premium is received
                            =   1000  /  (AUV at beginning
                       of period0
                            =   1000  /  10  =  100 ,
                       from inception
                            =   1000  /  15.0043   =  66.65 ,  for one year
                       duration

                       B  =   the Accumulation Unit Value
                       (AUV)

                       C = the policy fee amount calculated on an annual basis
                              =   ($1,000 / Ave size)   x
                       policy fee
                              =  (1,000 / 40,000)   x   $30
                              =
                       $0.75

                       C = 0 , in ERV calculation, since this was converted to daily adjustment.

                       D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken
                       under the policy.

                            =   ($1,000 - 15% x $1,000)  x
                       CDSL
                            =   0.85  x  1000  x  5% ,  for period since
                       inception
                            =   0.85  x  1000  x  6% ,  for one year duration

                       The ERV can now be calculated as:

              ERV  =  ( 18.9658 x 100) - 0 - 0.85  x  .05  x  1000  =  1854.08 ,
                       from inception

                       ERV  =  ( 18.9658  x  (1000 /  15.0043))  -  0  -
                       0.85 x .06 x 1000
                                 =  1213.02 ,  for one year
                       duration

               Applying the formula to calculate the value of T (the average annual total return):

                       CTR  =   (ERV / P)  -  1

                                 =   (1854.08
                       / 1000)  -  1

                                 =    85.41%  ,  from
                       inception

                       CTR  =   (ERV / P)  -  1

                                 =   (1213.02
                       / 1000)  -  1

                                 =    21.30%  ,  for one
                       year duration

          B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the
               formula

                       CTR  =  ( ERV / P )  -
                       1

                       where:

                       P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-----------------------------------------------------------------------
                                        Accumulation
                            Number          Unit         Cumulative
Date        Premium        of Years     Value (AUV)         Units
-------------------------             -----------------
-----------------------------------------------------------------------
    9/12/93       $1,000       3.3041            10.00          100.00
-----------------------------------------------------------------------
-------------------------------------------------------
     1/1/96       $1,000            1          15.0043           66.65
-------------------------------------------------------
-------------------------             ---------------------------------
   12/31/96                                    18.9658
-----------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                       ERV  =  (A x B) - C

                       where:

                       A = the cumulative units in the contract, assuming $1,000 initial premium is received
                            =   1000  /  (AUV at beginning
                       of period0
                            =   1000  /  10  =  100 ,
                       from inception
                            =   1000  /  15.0043   =  66.65 ,  for one year
                       duration

                       B  =   the Accumulation Unit Value
                       (AUV)

                       C = the policy fee amount calculated on an annual basis
                              =   ($1,000 / Ave size)   x
                       policy fee
                              =  (1,000 / 40,000)   x   $30
                              =
                       $0.75

                       C = 0 , in ERV calculation, since this was converted to daily adjustment.

                       The ERV can now be calculated as:

                       ERV  =  ( 18.9658 x 100) - 0  =  1896.58 ,   from
                       inception

                       ERV  =  ( 18.9658  x  (1000 /
                       15.0043))  -  0
                                 =  1264.02 ,  for one year
                       duration

               Applying the formula to calculate the value of T (the average annual total return):

                       CTR  =   (ERV / P)  -  1

                           =   (1896.58 /
                       1000)  -  1

                          =
                       89.66%

                       CTR  =   (ERV / P)  -  1

                           =   (1264.02 /
                       1000)  -  1

                          =
                       26.40%

          C. Using the standard format with Living Benefits rider:

               This calculation uses the
               formula

                       CTR  =  ( ERV / P )  -
                       1

                       where:

                       P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-------------------------------------------------------------------------------
                                        Accumulation
                            Number          Unit         Cumulative
Date        Premium        of Years     Value (AUV)         Units          CDSL
-------------------------             -----------------
--------------------------------------------------------------------------------
    9/12/93       $1,000       3.3041            10.00          100.00        5%
--------------------------------------------------------------------------------
---------------------------------------------------                -------------
     1/1/96       $1,000            1       14.9870           66.72           6%
---------------------------------------------------                -------------
-------------------------             ------------------------------------------
   12/31/96                                    18.9345
-------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                       ERV  =  (A x B) - C - D

                       where:

                       A = the cumulative units in the contract, assuming $1,000 initial premium is received
                            =   1000  /  (AUV at beginning
                       of period0
                            =   1000  /  10  =  100 ,
                       from inception
                            =   1000  /  14.9870   =  66.72 ,  for one year
                       duration

                       C   =  the policy fee amount calculated on an annual
                       basis
                              =   ($1,000 / Ave size)   x
                       policy fee
                              =  (1,000 / 40,000)   x   $30
                              =
                       $0.75

                       C = 0 , in ERV calculation, since this was converted to daily adjustment.

                       D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken
                       under the policy.

                            =   ($1,000 - 15% x $1,000)  x
                       CDSL
                            =   0.85  x  1000  x  5% ,  for period since
                       inception
                            =   0.85  x  1000  x  6% ,  for one year duration

                       The ERV can now be calculated as:

             ERV  =  ( 18.9345 x 100) - 0 - 0.85  x  .05  x  1000  =  1850.95 ,
                       from inception

                       ERV  =  ( 18.9345  x  (1000 /  14.9870))  -  0  -
                       0.85 x .06 x 1000
                                 =  1212.39 ,  for one year
                       duration

               Applying the formula to calculate the value of T (the average annual total return):

                       CTR  =   (ERV / P)  -  1

                                =   (1850.95 /
                       1000)  -  1

                               =    85.10%

                       CTR  =   (ERV / P)  -  1

                                =   (1212.39 /
                       1000)  -  1

                               =    21.24%

          D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the
               formula

                       CTR  =  ( ERV / P )  -
                       1

                       where:

                       P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-----------------------------------------------------------------------
                                        Accumulation
                            Number          Unit         Cumulative
Date        Premium        of Years     Value (AUV)         Units
-------------------------             -----------------
-----------------------------------------------------------------------
    9/12/93       $1,000       3.3041            10.00          100.00
-----------------------------------------------------------------------
-------------------------------------------------------
     1/1/96       $1,000            1          14.9870           66.72
-------------------------------------------------------
-------------------------             ---------------------------------
   12/31/96                                    18.9345
-----------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                       ERV  =  (A x B) - C

                       where:

                       A = the cumulative units in the contract, assuming $1,000 initial premium is received
                            =   1000  /  (AUV at beginning
                       of period0
                            =   1000  /  10  =  100 ,
                       from inception
                            =   1000  /  14.9870   =  66.72 ,  for one year
                       duration

                       B  =   the Accumulation Unit Value
                       (AUV)

                       C = the policy fee amount calculated on an annual basis
                              =   ($1,000 / Ave size)   x
                       policy fee
                              =  (1,000 / 40,000)   x   $30
                              =
                       $0.75

                       C = 0 , in ERV calculation, since this was converted to daily adjustment.

                       The ERV can now be calculated as:

                       ERV  =  ( 18.9345 x 100) - 0  =  1893.45 ,   from
                       inception

                       ERV  =  ( 1893.45  x  (1000 /
                       14.9870))  -  0
                                 =  1263.39 ,  for one year
                       duration

               Applying the formula to calculate the value of T (the average annual total return):

                       CTR  =   (ERV / P)  -  1

                                =   (1893.45 /
                       1000)  -  1

                                =   89.35%

                       CTR  =   (ERV / P)  -  1

                                =   ( 1263.39
                       / 1000)  -  1

                                =   26.34%

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
                      Janus Aspen Series Balanced Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

------------------------------------------------------------------------------
                                  Accumulation
                       Number         Unit         Cumulative
Date       Premium    of Years     Value (AUV)        Units          CDSL
---------------------            ----------------
------------------------------------------------------------------------------
 9/12/93      $1,000      3.3041           10.00          100.00           5%
------------------------------------------------------------------------------
-------------------------------------------------                -------------
  1/1/96      $1,000           1         13.0564           76.59           6%
-------------------------------------------------                -------------
---------------------            ---------------------------------------------
12/31/96                                 14.9566
------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  13.0564   =  76.59 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  5% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 14.9566 x 100) - 0 - 0.85  x  .05  x  1000  =  1453.16 ,
                      from inception

                ERV  =  ( 1495.66  x  (1000 /  1305.64))  -  0  -  0.85 x .06 x
                      1000
                                =  1094.54 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1453.16 / 1000) ^ (1 /
                      3.3041)  -  1

                         =    11.98%  ,   from inception

                      T  =   (ERV / P)   -  1

                          =   (1094.54 /
                      1000)  -  1

                         =    9.45%  ,   for one year
                      duration

         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     9/12/93      $1,000      3.3041           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         13.0564           76.59
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 14.9566
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  13.0564   =  76.59 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 14.9566 x 100) - 0  =  1495.66 ,   from
                      inception

                      ERV  =  ( 14.9566  x  (1000 /
                      13.0564))  -  0
                                =  1145.54 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                           =   ( 1495.66 / 1000) ^ (1 /
                      3.3041)  -  1

                           =    12.96%  ,  from inception

                      T  =   (ERV / P)   -  1

                           =   (1145.54 /
                      1000)  -  1

                           =    14.55%  ,   for one year
                      duration

         C. Using the standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units          CDSL
-------------------------            ----------------
-------------------------------------------------------------------------------
     9/12/93      $1,000      3.3041           10.00          100.00         5%
-------------------------------------------------------------------------------
-----------------------------------------------------               -----------
      1/1/96      $1,000           1         13.0414           76.68          6%
-----------------------------------------------------               -----------
-------------------------            ------------------------------------------
    12/31/96                                 14.9319
-------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  13.0414   =  76.68 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  5% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

              ERV  =  ( 14.9319 x 100) - 0 - 0.85  x  .05  x  1000  =  1450.69 ,
                      from inception

                ERV  =  ( 14.9319  x  (1000 /  13.0414))  -  0  -  0.85 x .06 x
                      1000
                                =  1093.96 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1450.69 / 1000) ^ (1 /
                      3.3041)  -  1

                         =    11.92%  ,  from inception

                      T  =   (ERV / P)   -  1

                          =   (1093.96 /
                      1000)  -  1

                         =    9.40%  ,   for one year
                      duration

         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     9/12/93      $1,000      3.3041           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         13.0414           76.68
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 14.9319
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  13.0414   =  76.68 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 14.9319 x 100) - 0  =  1493.19 ,   from
                      inception

                      ERV  =  ( 14.9319  x  (1000 /
                      13.0414))  -  0
                                =  1144.96 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1493.19 / 1000) ^ (1 /
                      3.3041)  -  1

                         =
                      12.9%

                      T  =   (ERV / P)   -  1

                           =   (1144.96 /
                      1000)  -  1

                           =    14.50%  ,   for one year
                      duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
                      Janus Aspen Series Balanced Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-----------------------------------------------------------------------------
                                   Accumulation
                        Number         Unit         Cumulative
Date       Premium     of Years     Value (AUV)       Units         CDSL
----------------------            ----------------
-----------------------------------------------------------------------------
11/14/88       $1,000      3.3041           10.00         100.00          5%
-----------------------------------------------------------------------------
--------------------------------------------------               ------------
  1/1/96       $1,000           1         13.0564          76.59          6%
--------------------------------------------------               ------------
----------------------            -------------------------------------------
12/31/96                                  14.9566
-----------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  13.0564   =  76.59 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  5% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 14.9566 x 100) - 0 - 0.85  x  .05  x  1000  =  1453.16
                         ,  from inception

                ERV  =  ( 1495.66  x  (1000 /  1305.64))  -  0  -  0.85 x .06 x
                         1000
                                   =  1094.54 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                   =   ( 1453.16 / 1000)  -
                         1

                                   =    45.32%  ,  from
                         inception

                         CTR  =   (ERV / P)  -  1

                                   =   (1094.54
                         / 1000)  -  1

                                   =    9.45%  ,  for one
                         year duration

         B. Using the Non-standard format without Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
   11/14/88       $1,000     3.30411           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         13.0564          76.59
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  14.9566
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  13.0564   =  76.59 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 14.9566 x 100) - 0  =  1495.66 ,   from
                         inception

                         ERV  =  ( 14.9566  x  (1000 /
                         13.0564))  -  0
                                   =  1145.54 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                             =   ( 1495.66 /
                         1000)  -  1

                            =
                         49.57%

                         CTR  =   (ERV / P)  -  1

                             =   (1145.54 /
                         1000)  -  1

                            =
                         14.55%

         C. Using the standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
   11/14/88       $1,000     3.30411           10.00         100.00          5%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96       $1,000           1         13.0414          76.68          6%
-----------------------------------------------------               ------------
-------------------------            -------------------------------------------
   12/31/96                                  14.9319
--------------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  13.0414   =  76.68 ,  for one
                         year duration

                         C   =  the policy fee amount calculated on an
                         annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
 withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  5% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 14.9319 x 100) - 0 - 0.85  x  .05  x  1000  =  1450.69
                         ,  from inception

                 ERV  =  ( 14.9319  x  (1000 /  13.0414))  -  0  -  0.85 x .06 x
                         1000
                                   =  1093.96 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1450.69
                         / 1000)  -  1

                                 =    45.07%

                         CTR  =   (ERV / P)  -  1

                                  =   (1093.96 /
                         1000)  -  1


                         =    9.40%

         D. Using the Non-standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
   11/14/88       $1,000     3.30411           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         13.0414          76.68
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  14.9319
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  13.0414   =  76.68 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 14.9319 x 100) - 0  =  1493.19 ,   from
                         inception

                         ERV  =  ( 14.9319  x  (1000 /
                         13.0414))  -  0
                                   =  1144.96 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1493.19
                         / 1000)  -  1

                                  =   49.32%

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1144.96
                         / 1000)  -  1

                                  =   14.50%

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
                            DREYFUS CAP APPRECIATION


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

--------------------------------------------------------------------------------
                                     Accumulation
                          Number         Unit         Cumulative
Date        Premium      of Years     Value (AUV)        Units         CDSL
-----------------------             ----------------
--------------------------------------------------------------------------------
 4/27/93        $1,000       3.6822           12.50           80.00       5.00%
--------------------------------------------------------------------------------
----------------------------------------------------                ------------
  1/1/96        $1,000            1         17.8207           56.11          6%
----------------------------------------------------                ------------
-----------------------             --------------------------------------------
12/31/96                                    21.8758
--------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  12.50  =  80 ,
                      from inception
                           =   1000  /  17.8207   =  56.11 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals.  This assumes no
withdrawals have
                      been taken

                           =   ($1,000 - 15% x $1,000)  x
                      CDSL
                           =   0.85  x  1000  x  2% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year duration

                      The ERV can now be calculated as:

                      ERV=              1707.564 from inception
                      ERV=               1176.55 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T =                 15.64% from inception



                      T  =   (ERV / P)   -  1

                      T=                  17.65% for one year duration



         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units
---------------------------             ----------------
------------------------------------------------------------------------
     4/27/93        $1,000       3.6822           12.50           80.00
------------------------------------------------------------------------
--------------------------------------------------------
      1/1/96        $1,000            1         17.8207           56.11
--------------------------------------------------------
---------------------------             --------------------------------
    12/31/96                                    21.8758
------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  12.50  =  80 ,
                      from inception
                           =   1000  /  17.8207   =  56.11 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV=              1750.064 since inception

                      ERV                1227.55 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  16.41% since inception



                      T  =   (ERV / P)   -  1

                      T=                  22.75% for one year duration



         C. Using the standard format with Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

The following example shows the calculation for the returns since inception of the portfolio and one year duration.
To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units         CDSL
---------------------------             ----------------
-------------------------------------------------------------------------------
     4/27/93        $1,000       3.6822           12.50        80.00       5.00%
-------------------------------------------------------------------------------
--------------------------------------------------------           ------------
      1/1/96        $1,000            1         17.7968       56.19          6%
--------------------------------------------------------           ------------
---------------------------             ---------------------------------------
    12/31/96                                    21.8356
-------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  12.50  =  80 ,
                      from inception
                           =   1000  /  17.7956   =  56.19 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals.  This assumes no
 withdrawals have
                      been taken

                           =   ($1,000 - 15% x $1,000)  x
                      CDSL
                           =   0.85  x  1000  x  2% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year duration

                      The ERV can now be calculated as:

                      ERV =             1704.348 since inception

                      ERV =              1175.94 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  15.58% from inception



                      T  =   (ERV / P)   -  1

                      T=                  17.59%



         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units
---------------------------             ----------------
------------------------------------------------------------------------
     4/27/93        $1,000       3.6822           12.50           80.00
------------------------------------------------------------------------
--------------------------------------------------------
      1/1/96        $1,000            1         17.7968           56.19
--------------------------------------------------------
---------------------------             --------------------------------
    12/31/96                                    21.8356
------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  12.50  =  80 ,
                      from inception
                           =   1000  /  17.7956   =  56.19 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV =             1746.848 since inception

                      ERV =              1226.94 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  15.58% from inception



                      T  =   (ERV / P)   -  1

                      T=                  17.59% one year

EXHIBIT 13

                                 Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
                            DREYFUS CAP APPRECIATION


     For the period from inception and for one year ending 12/31/1996 I.

     A.  Using the standard format without Living
     Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

-----------------------------------------------------------------------------
                                   Accumulation
                        Number         Unit         Cumulative
Date       Premium     of Years     Value (AUV)       Units         CDSL
---------------------             ----------------
-----------------------------------------------------------------------------
 4/27/93      $1,000       3.6822           12.50          80.00          5%
-----------------------------------------------------------------------------
--------------------------------------------------               ------------
  1/1/96      $1,000            1         17.8207          56.11          6%
--------------------------------------------------               ------------
---------------------             -------------------------------------------
12/31/96                                  21.8758
-----------------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C - D

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  17.8207   =  56.11 ,  for one
                     year duration


                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals. This assumes no withdrawals
                                 have been taken

                          =   ($1,000 - 15% x $1,000)
                     x  CDSL
                          =   0.85  x  1000  x  2% ,  for period since
                     inception
                          =   0.85  x  1000  x  6% ,  for one year
                     duration

                     The ERV can now be calculated as:

                     ERV=            1707.56 since inception
                     ERV=            1176.55 for one year



            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR =            70.76%



                     CTR  =   (ERV / P)  -
                     1

                     CRT=             17.65%



     B. Using the Non-standard format without Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
------------------------             ----------------
--------------------------------------------------------------------
    8/30/90      $1,000      3.68219           12.50          80.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96      $1,000            1         17.8207          56.11
-----------------------------------------------------
------------------------             -------------------------------
   12/31/96                                  21.8758
--------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  12.50  =  80 ,
                     from inception
                          =   1000  /  17.8207   =  56.11 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     The ERV can now be calculated as:

                     ERV=            1750.06 since inception

                     ERV             1227.55 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR  =           75.01%



                     CTR  =   (ERV / P)  -
                     1

                     CTR  =           22.75%



     C. Using the standard format with Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and also for a one year duration. D = the Contingent Deferred Sales Load removed upon surrender, taking into account all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
------------------------             ----------------
--------------------------------------------------------------------------------
    8/30/90      $1,000      3.68219           12.50          80.00          5%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96      $1,000            1         17.7968          56.19          6%
-----------------------------------------------------               ------------
------------------------             -------------------------------------------
   12/31/96                                  21.8356
--------------------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C - D

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  12.50  =  80 ,
                     from inception
                          =   1000  /  17.7956   =  56.19 ,  for one
                     year duration

                     C   =  the policy fee amount calculated on an
                     annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals. This assumes no withdrawals
                                 have been taken

                          =   ($1,000 - 15% x $1,000)
                     x  CDSL
                          =   0.85  x  1000  x  2% ,  for period since
                     inception
                          =   0.85  x  1000  x  6% ,  for one year
                     duration

                     The ERV can now be calculated as:

                     ERV =           1704.35 since inception

                     ERV =           1175.94 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CRT =            70.43%



                     CTR  =   (ERV / P)  -
                     1

                     CRT =            17.59%



     D. Using the Non-standard format with Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and also a one year duration To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
------------------------             ----------------
--------------------------------------------------------------------
   11/14/88      $1,000      3.68219           12.50          80.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96      $1,000            1         17.7968          56.19
-----------------------------------------------------
------------------------             -------------------------------
   12/31/96                                  21.8356
--------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  12.50  =  80 ,
                     from inception
                          =   1000  /  17.7956   =  56.19 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     The ERV can now be calculated as:

                     ERV =           1746.85 since inception

                     ERV =           1226.94 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR =            74.68%



                     CTR  =   (ERV / P)  -
                     1

                     CTR =            22.69% one year duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
                                DREYFUS SMALL CAP


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

--------------------------------------------------------------------------------
                                     Accumulation
                          Number         Unit         Cumulative
Date        Premium      of Years     Value (AUV)        Units         CDSL
-----------------------             ----------------
--------------------------------------------------------------------------------
 8/30/90        $1,000       6.3425           10.00          100.00       2.00%
--------------------------------------------------------------------------------
----------------------------------------------------                ------------
  1/1/96        $1,000            1         98.6787           10.13          6%
----------------------------------------------------                ------------
-----------------------             --------------------------------------------
12/31/96                                   113.5845
--------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  98.6787   =  10.13 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals.  This assumes no
withdrawals have
                      been taken

                           =   ($1,000 - 15% x $1,000)  x
                      CDSL
                           =   0.85  x  1000  x  2% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year duration

                      The ERV can now be calculated as:

                      ERV=              11341.45 from inception
                      ERV=              1100.054 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T =                 46.65% from inception



                      T  =   (ERV / P)   -  1

                      T=                  10.01% for one year duration



         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

 ------------------------------------------------------------------------
                                          Accumulation
                               Number         Unit         Cumulative
 Date         Premium         of Years     Value (AUV)        Units
 ---------------------------             ----------------
 ------------------------------------------------------------------------
      8/30/90        $1,000       6.3425           10.00          100.00
 ------------------------------------------------------------------------
 --------------------------------------------------------
       1/1/96        $1,000            1         98.6787           10.13
 --------------------------------------------------------
 ---------------------------             --------------------------------
     12/31/96                                   113.5845
 ------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  98.6787   =  10.13 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV=              11358.45 since inception

                      ERV               1151.054 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  46.69% since inception



                      T  =   (ERV / P)   -  1

                      T=                  15.11% for one year duration



         C. Using the standard format with Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

----------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units         CDSL
---------------------------             ----------------
------------------------------------------------------------------------
     8/30/90        $1,000       6.3425           10.00          100.00   2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------                --------
      1/1/96        $1,000            1         98.4156           10.16      6%
--------------------------------------------------------                -------
---------------------------             ---------------------------------------
    12/31/96                                   113.2252
-------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  98.4156   =  10.16 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals.  This assumes no
 withdrawals have
                      been taken

                           =   ($1,000 - 15% x $1,000)  x
                      CDSL
                           =   0.85  x  1000  x  2% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year duration

                      The ERV can now be calculated as:

                      ERV =             11305.52 since inception

                      ERV =              1099.48 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  46.58% from inception



                      T  =   (ERV / P)   -  1

                      T=                   9.95%



         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units
---------------------------             ----------------
------------------------------------------------------------------------
     8/30/90        $1,000       6.3425           10.00          100.00
------------------------------------------------------------------------
--------------------------------------------------------
      1/1/96        $1,000            1         98.4156           10.16
--------------------------------------------------------
---------------------------             --------------------------------
    12/31/96                                   113.2252
------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  98.4156   =  10.16 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV =             11322.52 since inception

                      ERV =              1150.48 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  46.58% from inception



                      T  =   (ERV / P)   -  1

                      T=                   9.95% one year

EXHIBIT 13

                                 Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
                                             DREYFUS SMALL CAP


     For the period from inception and for one year ending 12/31/1996 I.

     A.  Using the standard format without Living
     Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
   Date       Premium     of Years     Value (AUV)       Units         CDSL
------------------------             ----------------
--------------------------------------------------------------------------------
8/30/90          $1,000       6.3425           10.00         100.00          2%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96      $1,000            1         98.6787          10.13          6%
-----------------------------------------------------               ------------
------------------------             -------------------------------------------
   12/31/96                                 113.5845
--------------------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C - D

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  98.6787   =  10.13 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals. This assumes no withdrawals
                                 have been taken

                          =   ($1,000 - 15% x $1,000)
                     x  CDSL
                          =   0.85  x  1000  x  2% ,  for period since
                     inception
                          =   0.85  x  1000  x  6% ,  for one year
                     duration

                     The ERV can now be calculated as:

                     ERV=            11341.5 since inception
                     ERV=            1100.05 for one year



            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR =           #######



                     CTR  =   (ERV / P)  -
                     1

                     CRT=             10.01%



     B. Using the Non-standard format without Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
------------------------             ----------------
--------------------------------------------------------------------
    8/30/90      $1,000      6.34247           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96      $1,000            1         98.6787          10.13
-----------------------------------------------------
------------------------             -------------------------------
   12/31/96                                 113.5845
--------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  98.6787   =  10.13 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     The ERV can now be calculated as:

                     ERV=            11358.5 since inception

                     ERV             1151.05 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR  =          #######



                     CTR  =   (ERV / P)  -
                     1

                     CTR  =           15.11%



     C. Using the standard format with Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and also for a one year duration. D = the Contingent Deferred Sales Load removed upon surrender, taking into account all contract charges including contract fees.

 -------------------------------------------------------------------------------
                                       Accumulation
                            Number         Unit         Cumulative
 Date        Premium       of Years     Value (AUV)       Units         CDSL
 ------------------------             ----------------
 -------------------------------------------------------------------------------
     8/30/90      $1,000      6.34247           10.00         100.00          2%
 -------------------------------------------------------------------------------
 ----------------------------------------------------               ------------
      1/1/96      $1,000            1         98.4156          10.16          6%
 ----------------------------------------------------               ------------
 ------------------------             ------------------------------------------
    12/31/96                                 113.2252
 -------------------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C - D

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  98.4156   =  10.16 ,  for one
                     year duration

                     C   =  the policy fee amount calculated on an
                     annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals. This assumes no withdrawals
                                 have been taken

                          =   ($1,000 - 15% x $1,000)
                     x  CDSL
                          =   0.85  x  1000  x  2% ,  for period since
                     inception
                          =   0.85  x  1000  x  6% ,  for one year
                     duration

                     The ERV can now be calculated as:

                     ERV =           11305.5 since inception

                     ERV =           1099.48 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CRT =           #######



                     CTR  =   (ERV / P)  -
                     1

                     CRT =             9.95%



     D. Using the Non-standard format with Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and also a one year duration To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
------------------------             ----------------
--------------------------------------------------------------------
   11/14/88      $1,000      6.34247           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96      $1,000            1         98.4156          10.16
-----------------------------------------------------
------------------------             -------------------------------
   12/31/96                                 113.2252
--------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  98.4156   =  10.16 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     The ERV can now be calculated as:

                     ERV =           11322.5 since inception

                     ERV =           1150.48 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR =           #######



                     CTR  =   (ERV / P)  -
                     1

                     CTR =            15.05% one year duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
     Alliance Variable Products Series Fund, Inc. Growth & Income Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

------------------------------------------------------------------------------
                                  Accumulation
                       Number         Unit         Cumulative
Date       Premium    of Years     Value (AUV)        Units          CDSL
---------------------            ----------------
------------------------------------------------------------------------------
 1/14/91      $1,000      5.9671           10.00          100.00           4%
------------------------------------------------------------------------------
-------------------------------------------------                -------------
  1/1/96      $1,000           1         15.8208           63.21           6%
-------------------------------------------------                -------------
---------------------            ---------------------------------------------
12/31/96                                 19.2467
------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  15.8208   =  63.21 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  4% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

              ERV  =  ( 19.2467 x 100) - 0 - 0.85  x  .04  x  1000  =  1890.67 ,
                      from inception

                ERV  =  ( 19.2467  x  (1000 /  15.8208))  -  0  -  0.85 x .06 x
                      1000
                                =  1165.54 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1890.67 / 1000) ^ (1 /
                      5.9671)  -  1

                         =    11.26%  ,   from inception

                      T  =   (ERV / P)   -  1

                          =   (1165.54 /
                      1000)  -  1

                         =    16.55%  ,   for one year
                      duration

         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     1/14/91      $1,000      5.9671           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         15.8208           63.21
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 19.2467
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  15.8208   =  63.21 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 19.2467 x 100) - 0  =  1924.67 ,   from
                      inception

                      ERV  =  ( 19.2467  x  (1000 /
                      15.8208))  -  0
                                =  1216.54 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                           =   ( 1924.67 / 1000) ^ (1 /
                      5.9671)  -  1

                           =    11.60%  ,  from inception

                      T  =   (ERV / P)   -  1

                           =   (1216.54 /
                      1000)  -  1

                           =    21.65%  ,   for one year
                      duration

         C. Using the standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units          CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
     1/14/91      $1,000      5.9671           10.00          100.00          4%
--------------------------------------------------------------------------------
-----------------------------------------------------                -----------
      1/1/96      $1,000           1         15.7815           63.37          6%
-----------------------------------------------------                -----------
-------------------------            -------------------------------------------
    12/31/96                                 19.1894
--------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  15.7815   =  63.37 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  4% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 19.1894 x 100) - 0 - 0.85  x  .04  x  1000  =  1884.94 ,
                      from inception

                ERV  =  ( 19.1894  x  (1000 /  15.7815))  -  0  -  0.85 x .06 x
                      1000
                                =  1164.94 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1884.94 / 1000) ^ (1 /
                      5.9671)  -  1

                         =    11.21%  ,  from inception

                      T  =   (ERV / P)   -  1

                          =   (1164.94 /
                      1000)  -  1

                         =    16.49%  ,   for one year
                      duration

         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     1/14/91      $1,000      5.9671           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         15.7815           63.37
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 19.1894
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  15.7815   =  63.37 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 19.1894 x 100) - 0  =  1918.94 ,   from
                      inception

                      ERV  =  ( 19.1894  x  (1000 /
                      15.7815))  -  0
                                =  1215.94 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1918.94 / 1000) ^ (1 /
                      5.9671)  -  1

                         =
                      11.54%

                      T  =   (ERV / P)   -  1

                           =   (1215.94 /
                      1000)  -  1

                           =    21.59%  ,   for one year
                      duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
     Alliance Variable Products Series Fund, Inc. Growth & Income Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-----------------------------------------------------------------------------
                                   Accumulation
                        Number         Unit         Cumulative
Date       Premium     of Years     Value (AUV)       Units         CDSL
----------------------            ----------------
-----------------------------------------------------------------------------
 1/14/91       $1,000      5.9671           10.00         100.00          4%
-----------------------------------------------------------------------------
--------------------------------------------------               ------------
  1/1/96       $1,000           1         15.8208          63.21          6%
--------------------------------------------------               ------------
----------------------            -------------------------------------------
12/31/96                                  19.2467
-----------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  15.8208   =  63.21 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
 withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  4% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 19.2467 x 100) - 0 - 0.85  x  .04  x  1000  =  1890.67
                         ,  from inception

                ERV  =  ( 19.2467  x  (1000 /  15.8208))  -  0  -  0.85 x .06 x
                         1000
                                   =  1165.54 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                   =   ( 1890.67 / 1000)  -
                         1

                                   =    89.07%  ,  from
                         inception

                         CTR  =   (ERV / P)  -  1

                                   =   (1165.54
                         / 1000)  -  1

                                   =    16.55%  ,  for one
                         year duration

         B. Using the Non-standard format without Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 --------------------------------------------------------------------
                                       Accumulation
                            Number         Unit         Cumulative
 Date        Premium       of Years     Value (AUV)       Units
 -------------------------            ----------------
 --------------------------------------------------------------------
     1/14/91       $1,000      5.9671           10.00         100.00
 --------------------------------------------------------------------
 -----------------------------------------------------
      1/1/96       $1,000           1         15.8208          63.21
 -----------------------------------------------------
 -------------------------            -------------------------------
    12/31/96                                  19.2467
 --------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  15.8208   =  63.21 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 19.2467 x 100) - 0  =  1924.67 ,   from
                         inception

                         ERV  =  ( 19.2467  x  (1000 /
                         15.8208))  -  0
                                   =  1216.54 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                             =   ( 1924.67 /
                         1000)  -  1

                            =
                         92.47%

                         CTR  =   (ERV / P)  -  1

                             =   (1216.54 /
                         1000)  -  1

                            =
                         21.65%

         C. Using the standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
    1/14/91       $1,000       5.967           10.00         100.00          4%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96       $1,000           1         15.7815          63.37          6%
-----------------------------------------------------               ------------
-------------------------            -------------------------------------------
   12/31/96                                  19.1894
--------------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  15.7815   =  63.37 ,  for one
                         year duration

                         C   =  the policy fee amount calculated on an
                         annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  4% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 19.1894 x 100) - 0 - 0.85  x  .04  x  1000  =  1884.94
                         ,  from inception

                ERV  =  ( 19.1894  x  (1000 /  15.7815))  -  0  -  0.85 x .06 x
                         1000
                                   =  1164.94 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1884.94
                         / 1000)  -  1

                                 =    88.49%

                         CTR  =   (ERV / P)  -  1

                                  =   (1164.94 /
                         1000)  -  1

                                 =    16.49%

         D. Using the Non-standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 --------------------------------------------------------------------
                                       Accumulation
                            Number         Unit         Cumulative
 Date        Premium       of Years     Value (AUV)       Units
 -------------------------            ----------------
 --------------------------------------------------------------------
     1/14/91       $1,000      5.9671           10.00         100.00
 --------------------------------------------------------------------
 -----------------------------------------------------
      1/1/96       $1,000           1         15.7815          63.37
 -----------------------------------------------------
 -------------------------            -------------------------------
    12/31/96                                  19.1894
 --------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  15.7815   =  63.37 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 19.1894 x 100) - 0  =  1918.94 ,   from
                         inception

                         ERV  =  ( 19.1894  x  (1000 /
                         15.7815))  -  0
                                   =  1215.94 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1918.94
                         / 1000)  -  1

                                  =   91.89%

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1215.94
                         / 1000)  -  1

                                  =   21.59%

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
              MFS Variable Investment Trust Emerging Growth Series


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

------------------------------------------------------------------------------
                                  Accumulation
                       Number         Unit         Cumulative
Date       Premium    of Years     Value (AUV)        Units          CDSL
---------------------            ----------------
------------------------------------------------------------------------------
 7/23/95      $1,000      1.4438           10.00          100.00           6%
------------------------------------------------------------------------------
-------------------------------------------------                -------------
  1/1/96      $1,000           1         11.6534           85.81           6%
-------------------------------------------------                -------------
---------------------            ---------------------------------------------
12/31/96                                 13.4582
------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  11.6534   =  85.81 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
 withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  6% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 13.4582 x 100) - 0 - 0.85  x  .06  x  1000  =  1294.82 ,
                      from inception

                ERV  =  ( 13.4582  x  (1000 /  11.6534))  -  0  -  0.85 x .06 x
                      1000
                                =  1103.87 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1294.82 / 1000) ^ (1 /
                      1.4438)  -  1

                         =    19.60%  ,   from inception

                      T  =   (ERV / P)   -  1

                          =   (1103.87 /
                      1000)  -  1

                         =    10.39%  ,   for one year
                      duration

         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     7/23/95      $1,000      1.4438           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         11.6534           85.81
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 13.4582
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  11.6534   =  85.81 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 13.4582 x 100) - 0  =  1345.82 ,   from
                      inception

                      ERV  =  ( 13.4582  x  (1000 /
                      11.6534))  -  0
                                =  1154.87 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                           =   ( 1345.82 / 1000) ^ (1 /
                      1.4438)  -  1

                           =    22.84%  ,  from inception

                      T  =   (ERV / P)   -  1

                           =   (1154.87 /
                      1000)  -  1

                           =    15.49%  ,   for one year
                      duration

         C. Using the standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units          CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
     7/23/95      $1,000    1.4438           10.00          100.00           6%
-------------------------------------------------------------------------------
---------------------------------------------------                -------------
      1/1/96      $1,000         1         11.6508           85.83           6%
---------------------------------------------------                -------------
-------------------------          ---------------------------------------------
    12/31/96                                13.4485
--------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  11.6508   =  85.83 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.
This assumes no withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  6% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 13.4485 x 100) - 0 - 0.85  x  .06  x  1000  =  1293.85 ,
                      from inception

                ERV  =  ( 13.4485  x  (1000 /  11.6508))  -  0  -  0.85 x .06 x
                      1000
                                =  1103.30 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1293.85 / 1000) ^ (1 /
                      1.4438)  -  1

                         =    19.53%  ,  from inception

                      T  =   (ERV / P)   -  1

                          =   (1103.30 /
                      1000)  -  1

                         =    10.33%  ,   for one year
                      duration

         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     7/23/95      $1,000      1.4438           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         11.6508           85.83
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 13.4485
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  11.6508   =  85.83 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 13.4485 x 100) - 0  =  1344.85 ,   from
                      inception

                      ERV  =  ( 13.4485  x  (1000 /
                      11.6508))  -  0
                                =  1154.30 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1344.85 / 1000) ^ (1 /
                      1.4438)  -  1

                         =
                      22.78%

                      T  =   (ERV / P)   -  1

                           =   (1154.30 /
                      1000)  -  1

                           =    15.43%  ,   for one year
                      duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
              MFS Variable Investment Trust Emerging Growth Series


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-----------------------------------------------------------------------------
                                   Accumulation
                        Number         Unit         Cumulative
Date       Premium     of Years     Value (AUV)       Units         CDSL
----------------------            ----------------
-----------------------------------------------------------------------------
 7/23/95       $1,000      1.4438           10.00         100.00          6%
-----------------------------------------------------------------------------
--------------------------------------------------               ------------
  1/1/96       $1,000           1         11.6534          85.81          6%
--------------------------------------------------               ------------
----------------------            -------------------------------------------
12/31/96                                  13.4582
-----------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  11.6534   =  85.81 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
 withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  6% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 13.4582 x 100) - 0 - 0.85  x  .06  x  1000  =  1294.82
                         ,  from inception

                ERV  =  ( 13.4582  x  (1000 /  11.6534))  -  0  -  0.85 x .06 x
                         1000
                                   =  1103.87 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                   =   ( 1294.82 / 1000)  -
                         1

                                   =    29.48%  ,  from
                         inception

                         CTR  =   (ERV / P)  -  1

                                   =   (1103.87
                         / 1000)  -  1

                                   =    10.39%  ,  for one
                         year duration

         B. Using the Non-standard format without Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 --------------------------------------------------------------------
                                       Accumulation
                            Number         Unit         Cumulative
 Date        Premium       of Years     Value (AUV)       Units
 -------------------------            ----------------
 --------------------------------------------------------------------
     7/23/95       $1,000      1.4438           10.00         100.00
 --------------------------------------------------------------------
 -----------------------------------------------------
      1/1/96       $1,000           1         11.6534          85.81
 -----------------------------------------------------
 -------------------------            -------------------------------
    12/31/96                                  13.4582
 --------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  11.6534   =  85.81 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 13.4582 x 100) - 0  =  1345.82 ,   from
                         inception

                         ERV  =  ( 13.4582  x  (1000 /
                         11.6534))  -  0
                                   =  1154.87 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                             =   ( 1345.82 /
                         1000)  -  1

                            =
                         34.58%

                         CTR  =   (ERV / P)  -  1

                             =   (1154.87 /
                         1000)  -  1

                            =
                         15.49%

         C. Using the standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
    7/23/95       $1,000      1.4438           10.00         100.00          6%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96       $1,000           1         11.6508          85.83          6%
-----------------------------------------------------               ------------
-------------------------            -------------------------------------------
   12/31/96                                  13.4485
--------------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  11.6508   =  85.83 ,  for one
                         year duration

                         C   =  the policy fee amount calculated on an
                         annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  6% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 13.4485 x 100) - 0 - 0.85  x  .06  x  1000  =  1293.85
                         ,  from inception

                ERV  =  ( 13.4485  x  (1000 /  11.6508))  -  0  -  0.85 x .06 x
                      1000
                                   =  1103.30 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1293.85
                         / 1000)  -  1

                                 =    29.39%

                         CTR  =   (ERV / P)  -  1

                                  =   (1103.30 /
                         1000)  -  1

                                 =    10.33%

         D. Using the Non-standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
    7/23/95       $1,000      1.4438           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         11.6508          85.83
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  13.4485
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  11.6508   =  85.83 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 13.4485 x 100) - 0  =  1344.85 ,   from
                         inception

                         ERV  =  ( 13.4485  x  (1000 /
                         11.6508))  -  0
                                   =  1154.30 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1344.85
                         / 1000)  -  1

                                  =   34.49%

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1154.30
                         / 1000)  -  1

                                  =   15.43%

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
             MFS Variable Investment Trust Growth with Income Series


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

------------------------------------------------------------------------------
                                  Accumulation
                       Number         Unit         Cumulative
Date       Premium    of Years     Value (AUV)        Units          CDSL
---------------------            ----------------
------------------------------------------------------------------------------
 10/8/95      $1,000      1.2329           10.00          100.00           6%
------------------------------------------------------------------------------
-------------------------------------------------                -------------
  1/1/96      $1,000           1         10.7187           93.29           6%
-------------------------------------------------                -------------
---------------------            ---------------------------------------------
12/31/96                                 13.0418
------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  10.7187   =  93.29 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  6% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 13.0418 x 100) - 0 - 0.85  x  .06  x  1000  =  1253.18 ,
                      from inception

                ERV  =  ( 13.0418  x  (1000 /  10.7187))  -  0  -  0.85 x .06 x
                      1000
                                =  1165.73 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1253.18 / 1000) ^ (1 /
                      1.2329)  -  1

                         =    20.09%  ,   from inception

                      T  =   (ERV / P)   -  1

                          =   (1165.73 /
                      1000)  -  1

                         =    16.57%  ,   for one year
                      duration

         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     10/8/95      $1,000      1.2329           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         10.7187           93.29
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 13.0418
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  10.7187   =  93.29 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 13.0418 x 100) - 0  =  1304.18 ,   from
                      inception

                      ERV  =  ( 13.0418  x  (1000 /
                      10.7187))  -  0
                                =  1216.73 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                           =   ( 1304.18 / 1000) ^ (1 /
                      1.2329)  -  1

                           =    24.04%  ,  from inception

                      T  =   (ERV / P)   -  1

                           =   (1216.73 /
                      1000)  -  1

                           =    21.67%  ,   for one year
                      duration

         C. Using the standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units          CDSL
-------------------------            ----------------
-------------------------------------------------------------------------------
    10/8/95      $1,000      1.2329           10.00          100.00           6%
-------------------------------------------------------------------------------
--------------------------------------------------                -------------
     1/1/96      $1,000           1         10.7174           93.31           6%
--------------------------------------------------                -------------
----------------------            ---------------------------------------------
    12/31/96                                 13.0338
------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  10.7174   =  93.31 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  6% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 13.0338 x 100) - 0 - 0.85  x  .06  x  1000  =  1252.38 ,
                      from inception

                ERV  =  ( 13.0338  x  (1000 /  10.7174))  -  0  -  0.85 x .06 x
                     1000
                                =  1165.13 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1252.38 / 1000) ^ (1 /
                      1.2329)  -  1

                         =    20.03%  ,  from inception

                      T  =   (ERV / P)   -  1

                          =   (1165.13 /
                      1000)  -  1

                         =    16.51%  ,   for one year
                      duration

         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     10/8/95      $1,000      1.2329           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         10.7174           93.31
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 13.0338
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  10.7174   =  93.31 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 13.0338 x 100) - 0  =  1303.38 ,   from
                      inception

                      ERV  =  ( 13.0338  x  (1000 /
                      10.7174))  -  0
                                =  1216.13 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1303.38 / 1000) ^ (1 /
                      1.2329)  -  1

                         =
                      23.98%

                      T  =   (ERV / P)   -  1

                           =   (1216.13 /
                      1000)  -  1

                           =    21.61%  ,   for one year
                      duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
             MFS Variable Investment Trust Growth with Income Series


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-----------------------------------------------------------------------------
                                   Accumulation
                        Number         Unit         Cumulative
Date       Premium     of Years     Value (AUV)       Units         CDSL
----------------------            ----------------
-----------------------------------------------------------------------------
 10/8/95       $1,000      1.2329           10.00         100.00          6%
-----------------------------------------------------------------------------
--------------------------------------------------               ------------
  1/1/96       $1,000           1         10.7187          93.29          6%
--------------------------------------------------               ------------
----------------------            -------------------------------------------
12/31/96                                  13.0418
-----------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  10.7187   =  93.29 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  6% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

              ERV  =  ( 13.0418 x 100) - 0 - 0.85  x  .06  x  1000  =  1253.18
                         ,  from inception

                 ERV  =  ( 13.0418  x  (1000 /  10.7187))  -  0  -  0.85 x .06 x
                         1000
                                   =  1165.73 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                   =   ( 1253.18 / 1000)  -
                         1

                                   =    25.32%  ,  from
                         inception

                         CTR  =   (ERV / P)  -  1

                                   =   (1165.73
                         / 1000)  -  1

                                   =    16.57%  ,  for one
                         year duration

         B. Using the Non-standard format without Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
    10/8/95       $1,000      1.2329           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         10.7187          93.29
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  13.0418
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  10.7187   =  93.29 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 13.0418 x 100) - 0  =  1304.18 ,   from
                         inception

                         ERV  =  ( 13.0418  x  (1000 /
                         10.7187))  -  0
                                   =  1216.73 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                             =   ( 1304.18 /
                         1000)  -  1

                            =
                         30.42%

                         CTR  =   (ERV / P)  -  1

                             =   (1216.73 /
                         1000)  -  1

                            =
                         21.67%

         C. Using the standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
    10/8/95       $1,000       1.233           10.00         100.00          6%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96       $1,000           1         10.7174          93.31          6%
-----------------------------------------------------               ------------
-------------------------            -------------------------------------------
   12/31/96                                  13.0338
--------------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  10.7174   =  93.31 ,  for one
                         year duration

                         C   =  the policy fee amount calculated on an
                         annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  6% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 13.0338 x 100) - 0 - 0.85  x  .06  x  1000  =  1252.38
                         ,  from inception

                ERV  =  ( 13.0338  x  (1000 /  10.7174))  -  0  -  0.85 x .06 x
                         1000
                                   =  1165.13 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1252.38
                         / 1000)  -  1

                                 =    25.24%

                         CTR  =   (ERV / P)  -  1

                                  =   (1165.13 /
                         1000)  -  1

                                 =    16.51%

         D. Using the Non-standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
    10/8/95       $1,000      1.2329           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         10.7174          93.31
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  13.0338
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  10.7174   =  93.31 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 13.0338 x 100) - 0  =  1303.38 ,   from
                         inception

                         ERV  =  ( 13.0338  x  (1000 /
                         10.7174))  -  0
                                   =  1216.13 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1303.38
                         / 1000)  -  1

                                  =   30.34%

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1216.13
                         / 1000)  -  1

                                  =   21.61%

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
                  MFS Variable Investment Trust Research Series


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

------------------------------------------------------------------------------
                                  Accumulation
                       Number         Unit         Cumulative
Date       Premium    of Years     Value (AUV)        Units          CDSL
---------------------            ----------------
------------------------------------------------------------------------------
 7/25/95      $1,000      1.4384           10.00          100.00           6%
------------------------------------------------------------------------------
-------------------------------------------------                -------------
  1/1/96      $1,000           1         11.0025           90.89           6%
-------------------------------------------------                -------------
---------------------            ---------------------------------------------
12/31/96                                 13.2581
------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  11.0025   =  90.89 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  6% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 13.2581 x 100) - 0 - 0.85  x  .06  x  1000  =  1274.81 ,
                      from inception

                ERV  =  ( 13.2581  x  (1000 /  11.0025))  -  0  -  0.85 x .06 x
                      1000
                                =  1154.01 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1274.81 / 1000) ^ (1 /
                      1.4384)  -  1

                         =    18.39%  ,   from inception

                      T  =   (ERV / P)   -  1

                          =   (1154.01 /
                      1000)  -  1

                         =    15.40%  ,   for one year
                      duration

         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     7/25/95      $1,000      1.4384           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         11.0025           90.89
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 13.2581
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  11.0025   =  90.89 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 13.2581 x 100) - 0  =  1325.81 ,   from
                      inception

                      ERV  =  ( 13.2581  x  (1000 /
                      11.0025))  -  0
                                =  1205.01 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                           =   ( 1325.81 / 1000) ^ (1 /
                      1.4384)  -  1

                           =    21.66%  ,  from inception

                      T  =   (ERV / P)   -  1

                           =   (1205.01 /
                      1000)  -  1

                           =    20.50%  ,   for one year
                      duration

         C. Using the standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units          CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
     7/25/95      $1,000      1.4384           10.00          100.00          6%
-------------------------------------------------------------------------------
-----------------------------------------------------                ----------
      1/1/96      $1,000           1         11.0000           90.91          6%
-----------------------------------------------------                ----------
-------------------------            ------------------------------------------
    12/31/96                                 13.2486
-------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  11.0000   =  90.91 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  6% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 13.2486 x 100) - 0 - 0.85  x  .06  x  1000  =  1273.86 ,
                      from inception

                ERV  =  ( 13.2486  x  (1000 /  11.0000))  -  0  -  0.85 x .06 x
                      1000
                                =  1153.42 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1273.86 / 1000) ^ (1 /
                      1.4384)  -  1

                         =    18.33%  ,  from inception

                      T  =   (ERV / P)   -  1

                          =   (1153.42 /
                      1000)  -  1

                         =    15.34%  ,   for one year
                      duration

         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 ---------------------------------------------------------------------
                                       Accumulation
                            Number         Unit         Cumulative
 Date         Premium      of Years     Value (AUV)        Units
 -------------------------            ----------------
 ---------------------------------------------------------------------
      7/25/95      $1,000      1.4384           10.00          100.00
 ---------------------------------------------------------------------
 -----------------------------------------------------
       1/1/96      $1,000           1         11.0000           90.91
 -----------------------------------------------------
 -------------------------            --------------------------------
     12/31/96                                 13.2486
 ---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  11.0000   =  90.91 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 13.2486 x 100) - 0  =  1324.86 ,   from
                      inception

                      ERV  =  ( 13.2486  x  (1000 /
                      11.0000))  -  0
                                =  1204.42 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 1324.86 / 1000) ^ (1 /
                      1.4384)  -  1

                         =
                      21.60%

                      T  =   (ERV / P)   -  1

                           =   (1204.42 /
                      1000)  -  1

                           =    20.44%  ,   for one year
                      duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
                  MFS Variable Investment Trust Research Series


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-----------------------------------------------------------------------------
                                   Accumulation
                        Number         Unit         Cumulative
Date       Premium     of Years     Value (AUV)       Units         CDSL
----------------------            ----------------
-----------------------------------------------------------------------------
 7/25/95       $1,000      1.4384           10.00         100.00          6%
-----------------------------------------------------------------------------
--------------------------------------------------               ------------
  1/1/96       $1,000           1         11.0025          90.89          6%
--------------------------------------------------               ------------
----------------------            -------------------------------------------
12/31/96                                  13.2581
-----------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  11.0025   =  90.89 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  6% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 13.2581 x 100) - 0 - 0.85  x  .06  x  1000  =  1274.81
                         ,  from inception

                ERV  =  ( 13.2581  x  (1000 /  11.0025))  -  0  -  0.85 x .06 x
                         1000
                                   =  1154.01 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                   =   ( 1274.81 / 1000)  -
                         1

                                   =    27.48%  ,  from
                         inception

                         CTR  =   (ERV / P)  -  1

                                   =   (1154.01
                         / 1000)  -  1

                                   =    15.40%  ,  for one
                         year duration

         B. Using the Non-standard format without Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
    7/25/95       $1,000      1.4384           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         11.0025          90.89
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  13.2581
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  11.0025   =  90.89 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 13.2581 x 100) - 0  =  1325.81 ,   from
                         inception

                         ERV  =  ( 13.2581  x  (1000 /
                         11.0025))  -  0
                                   =  1205.01 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                             =   ( 1325.81 /
                         1000)  -  1

                            =
                         32.58%

                         CTR  =   (ERV / P)  -  1

                             =   (1205.01 /
                         1000)  -  1

                            =
                         20.50%

         C. Using the standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
    7/25/95       $1,000       1.438           10.00         100.00          6%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96       $1,000           1         11.0000          90.91          6%
-----------------------------------------------------               ------------
-------------------------            -------------------------------------------
   12/31/96                                  13.2486
--------------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  11.0000   =  90.91 ,  for one
                         year duration

                         C   =  the policy fee amount calculated on an
                         annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  6% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

                ERV  =  ( 13.2486 x 100) - 0 - 0.85  x  .06  x  1000  =  1273.86
                         ,  from inception

                ERV  =  ( 13.2486  x  (1000 /  11.0000))  -  0  -  0.85 x .06 x
                      1000
                                   =  1153.42 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1273.86
                         / 1000)  -  1

                                 =    27.39%

                         CTR  =   (ERV / P)  -  1

                                  =   (1153.42 /
                         1000)  -  1

                                 =    15.34%

         D. Using the Non-standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 --------------------------------------------------------------------
                                       Accumulation
                            Number         Unit         Cumulative
 Date        Premium       of Years     Value (AUV)       Units
 -------------------------            ----------------
 --------------------------------------------------------------------
     7/25/95       $1,000      1.4384           10.00         100.00
 --------------------------------------------------------------------
 -----------------------------------------------------
      1/1/96       $1,000           1         11.0000          90.91
 -----------------------------------------------------
 -------------------------            -------------------------------
    12/31/96                                  13.2486
 --------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  11.0000   =  90.91 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 13.2486 x 100) - 0  =  1324.86 ,   from
                         inception

                         ERV  =  ( 13.2486  x  (1000 /
                         11.0000))  -  0
                                   =  1204.42 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1324.86
                         / 1000)  -  1

                                  =   32.49%

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1204.42
                         / 1000)  -  1

                                  =   20.44%

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
                                                 OCC MANAGED


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

--------------------------------------------------------------------------------
                                     Accumulation
                          Number         Unit         Cumulative
Date        Premium      of Years     Value (AUV)        Units         CDSL
-----------------------             ----------------
--------------------------------------------------------------------------------
 7/31/88        $1,000       8.4247           10.00          100.00       0.00%
--------------------------------------------------------------------------------
----------------------------------------------------                ------------
  1/1/96        $1,000            1         34.4488           29.03          6%
----------------------------------------------------                ------------
-----------------------             --------------------------------------------
12/31/96                                    41.4944
--------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  34.3388   =  29.03 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals.  This assumes no withdrawals have been taken

                           =   ($1,000 - 15% x $1,000)  x
                      CDSL
                           =   0.85  x  1000  x  0% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year duration

                      The ERV can now be calculated as:

                      ERV=               4149.44 from inception
                      ERV=              1153.524 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T =                 18.40% from inception



                      T  =   (ERV / P)   -  1

                      T=                  15.35% for one year duration



         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units
---------------------------             ----------------
------------------------------------------------------------------------
     7/31/88        $1,000       8.4247           10.00          100.00
------------------------------------------------------------------------
--------------------------------------------------------
      1/1/96        $1,000            1         34.4488           29.03
--------------------------------------------------------
---------------------------             --------------------------------
    12/31/96                                    41.4944
------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  34.3388   =  29.03 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV=               4149.44 since inception

                      ERV               1204.524 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  18.40% since inception



                      T  =   (ERV / P)   -  1

                      T=                  20.45% for one year duration



         C. Using the standard format with Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

--------------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units         CDSL
---------------------------             ----------------
-------------------------------------------------------------------------------
     7/31/88        $1,000       8.4247           10.00          100.00 ...0.00%
-------------------------------------------------------------------------------
--------------------------------------------------------                -------
      1/1/96        $1,000            1         34.3212           29.14       6%
--------------------------------------------------------                -------
---------------------------             ---------------------------------------
    12/31/96                                    41.3201
-------------------------------------------------------------------------------
               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  34.3212   =  29.14 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals.  This assumes no
withdrawals have
                      been taken

                           =   ($1,000 - 15% x $1,000)  x
                      CDSL
                           =   0.85  x  1000  x  0% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year duration

                      The ERV can now be calculated as:

                      ERV =              4132.01 since inception

                      ERV =             1152.924 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  18.34% from inception



                      T  =   (ERV / P)   -  1

                      T=                  15.29% for one year



         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units
---------------------------             ----------------
------------------------------------------------------------------------
     7/31/88        $1,000       8.4247           10.00          100.00
------------------------------------------------------------------------
--------------------------------------------------------
      1/1/96        $1,000            1         34.3212           29.14
--------------------------------------------------------
---------------------------             --------------------------------
    12/31/96                                    41.3201
------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  34.3212   =  29.14 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV =              4132.01 since inception

                      ERV =             1203.924 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  18.34% from inception



                      T  =   (ERV / P)   -  1

                      T=                  15.29% one year

EXHIBIT 13

                                 Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
                                             OCC MANAGED


     For the period from inception and for one year ending 12/31/1996 I.

     A.  Using the standard format without Living
     Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
   Date       Premium     of Years     Value (AUV)       Units         CDSL
------------------------             ----------------
--------------------------------------------------------------------------------
7/31/88          $1,000       8.4247           10.00         100.00          0%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96      $1,000            1         34.4488          29.03          6%
-----------------------------------------------------               ------------
------------------------             -------------------------------------------
   12/31/96                                  41.4944
--------------------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C - D

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  34.3388   =  29.03 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals. This assumes no withdrawals
                                 have been taken

                          =   ($1,000 - 15% x $1,000)
                     x  CDSL
                          =   0.85  x  1000  x  0% ,  for period since
                     inception
                          =   0.85  x  1000  x  6% ,  for one year
                     duration

                     The ERV can now be calculated as:

                     ERV=            4149.44 since inception
                     ERV=            1153.52 for one year



            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR =           314.94%



                     CTR  =   (ERV / P)  -
                     1

                     CRT=             15.35%



     B. Using the Non-standard format without Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
------------------------             ----------------
--------------------------------------------------------------------
    7/31/88      $1,000      8.42466           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96      $1,000            1         34.4488          29.03
-----------------------------------------------------
------------------------             -------------------------------
   12/31/96                                  41.4944
--------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  34.3388   =  29.03 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     The ERV can now be calculated as:

                     ERV=            4149.44 since inception

                     ERV             1204.52 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR  =          314.94%



                     CTR  =   (ERV / P)  -
                     1

                     CTR  =           20.45%



     C. Using the standard format with Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and also for a one year duration. D = the Contingent Deferred Sales Load removed upon surrender, taking into account all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
------------------------             ----------------
--------------------------------------------------------------------------------
    7/31/88      $1,000      8.42466           10.00         100.00          0%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96      $1,000            1         34.3212          29.14          6%
-----------------------------------------------------               ------------
------------------------             -------------------------------------------
   12/31/96                                  41.3201
--------------------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C - D

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  34.3212   =  29.14 ,  for one
                     year duration

                     C   =  the policy fee amount calculated on an
                     annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals. This assumes no withdrawals
                                 have been taken

                          =   ($1,000 - 15% x $1,000)
                     x  CDSL
                          =   0.85  x  1000  x  0% ,  for period since
                     inception
                          =   0.85  x  1000  x  6% ,  for one year
                     duration

                     The ERV can now be calculated as:

                     ERV =           4132.01 since inception

                     ERV =           1152.92 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CRT =           313.20%



                     CTR  =   (ERV / P)  -
                     1

                     CRT =            15.29%



     D. Using the Non-standard format with Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and also a one year duration To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
------------------------             ----------------
--------------------------------------------------------------------
   11/14/88      $1,000      8.42466           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96      $1,000            1         34.3212          29.14
-----------------------------------------------------
------------------------             -------------------------------
   12/31/96                                  41.3201
--------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  34.3212   =  29.14 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     The ERV can now be calculated as:

                     ERV =           4132.01 since inception

                     ERV =           1203.92 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR =           313.20%



                     CTR  =   (ERV / P)  -
                     1

                     CTR =            20.39% one year duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
                                                 OCC SMALL CAP


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

----------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
    Date        Premium      of Years     Value (AUV)        Units         CDSL
---------------------------             ----------------
-------------------------------------------------------------------
     7/31/88        $1,000       8.4247        10.00          100.00       0.00%
-------------------------------------------------------------------------------
----------------------------------------------------                ------------
      1/1/96        $1,000            1     24.0657           41.55          6%
----------------------------------------------------                ------------
---------------------------             ----------------------------------------
    12/31/96                                    28.1279
--------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  24.0657   =  41..55 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals.  This assumes no
withdrawals have
                      been taken

                           =   ($1,000 - 15% x $1,000)  x
                      CDSL
                           =   0.85  x  1000  x  0% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year duration

                      The ERV can now be calculated as:

                      ERV=               2812.79 from inception
                      ERV=              1117.796 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T =                 13.06% from inception



                      T  =   (ERV / P)   -  1

                      T=                  11.78% for one year duration



         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units
---------------------------             ----------------
------------------------------------------------------------------------
     7/31/88        $1,000       8.4247           10.00          100.00
------------------------------------------------------------------------
--------------------------------------------------------
      1/1/96        $1,000            1         24.0657           41.55
--------------------------------------------------------
---------------------------             --------------------------------
    12/31/96                                    28.1279
------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  24.0657   =  41..55 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV=               2812.79 since inception

                      ERV               1168.796 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  13.06% since inception



                      T  =   (ERV / P)   -  1

                      T=                  16.88% for one year duration



         C. Using the standard format with Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

---------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units         CDSL
---------------------------             ----------------
-----------------------------------------------------------------
     7/31/88        $1,000       8.4247           10.00          100.00   0.00%
-------------------------------------------------------------------
--------------------------------------------------------
      1/1/96        $1,000            1         23.9765           41.71    6%
--------------------------------------------------------
---------------------------             --------------------------------
    12/31/96                                    28.0097
----------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  23.9765   =  41.71 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals.  This assumes
no withdrawals have
                      been taken

                           =   ($1,000 - 15% x $1,000)  x
                      CDSL
                           =   0.85  x  1000  x  0% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year duration

                      The ERV can now be calculated as:

                      ERV =              2800.97 since inception

                      ERV =             1117.215 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  13.00% from inception



                      T  =   (ERV / P)   -  1

                      T=                  11.72% for one year



         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and
                one year duration.
               To calculate the ERV, we adjust the fund daily values including dividends and capital gains for
                all contract charges including contract fees.

------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
Date         Premium         of Years     Value (AUV)        Units
---------------------------             ----------------
------------------------------------------------------------------------
     7/31/88        $1,000       8.4247           10.00          100.00
------------------------------------------------------------------------
--------------------------------------------------------
      1/1/96        $1,000            1         23.9765           41.71
--------------------------------------------------------
---------------------------             --------------------------------
    12/31/96                                    28.0097
------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning of
                      period0
                           =   1000  /  10  =  100 ,   from
                      inception
                           =   1000  /  23.9765   =  41.71 ,  for one year
                      duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 /
                      40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV =              2800.97 since inception

                      ERV =             1168.215 one year duration


               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^ (1/n)
                      -  1

                      T=                  13.00% from inception



                      T  =   (ERV / P)   -  1

                      T=                  11.72% one year

EXHIBIT 13

                                 Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
                                             OCC SMALL CAP


     For the period from inception and for one year ending 12/31/1996 I.

     A.  Using the standard format without Living
     Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
   Date       Premium     of Years     Value (AUV)       Units         CDSL
------------------------             ----------------
--------------------------------------------------------------------------------
7/31/88          $1,000       8.4247           10.00         100.00          0%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96      $1,000            1         24.0657          41.55          6%
-----------------------------------------------------               ------------
------------------------             -------------------------------------------
   12/31/96                                  28.1279
--------------------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C - D

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  24.0657   =  41..55 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals. This assumes no withdrawals
                                 have been taken

                          =   ($1,000 - 15% x $1,000)
                     x  CDSL
                          =   0.85  x  1000  x  0% ,  for period since
                     inception
                          =   0.85  x  1000  x  6% ,  for one year
                     duration

                     The ERV can now be calculated as:

                     ERV=            2812.79 since inception
                     ERV=             1117.8 for one year



            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR =           181.28%



                     CTR  =   (ERV / P)  -
                     1

                     CRT=             11.78%



     B. Using the Non-standard format without Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
------------------------             ----------------
--------------------------------------------------------------------
    7/31/88      $1,000      8.42466           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96      $1,000            1         24.0657          41.55
-----------------------------------------------------
------------------------             -------------------------------
   12/31/96                                  28.1279
--------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  24.0657   =  41..55 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     The ERV can now be calculated as:

                     ERV=            2812.79 since inception

                     ERV              1168.8 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR  =          181.28%



                     CTR  =   (ERV / P)  -
                     1

                     CTR  =           16.88%



     C. Using the standard format with Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and also for a one year duration. D = the Contingent Deferred Sales Load removed upon surrender, taking into account all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
------------------------             ----------------
--------------------------------------------------------------------------------
    7/31/88      $1,000      8.42466           10.00         100.00          0%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96      $1,000            1         23.9765          41.71          6%
-----------------------------------------------------               ------------
------------------------             -------------------------------------------
   12/31/96                                  28.0097
--------------------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C - D

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  23.9765   =  41.71 ,  for one
                     year duration

                     C   =  the policy fee amount calculated on an
                     annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     D = the Contingent Deferred Sales Load removed upon surrender, taking into account penalty free withdrawals. This assumes no withdrawals
                                 have been taken

                          =   ($1,000 - 15% x $1,000)
                     x  CDSL
                          =   0.85  x  1000  x  0% ,  for period since
                     inception
                          =   0.85  x  1000  x  6% ,  for one year
                     duration

                     The ERV can now be calculated as:

                     ERV =           2800.97 since inception

                     ERV =           1117.21 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CRT =           180.10%



                     CTR  =   (ERV / P)  -
                     1

                     CRT =            11.72%



     D. Using the Non-standard format with Living Benefits rider:

            This calculation uses the
            formula

                     CTR  =  ( ERV / P )
                     -  1

                     where:

                     P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

            The following example shows the calculation for the returns since inception of the portfolio and also a one year duration To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract
            fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
------------------------             ----------------
--------------------------------------------------------------------
   11/14/88      $1,000      8.42466           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96      $1,000            1         23.9765          41.71
-----------------------------------------------------
------------------------             -------------------------------
   12/31/96                                  28.0097
--------------------------------------------------------------------

            The ERV is calculated according to the following formula:

                     ERV  =  (A x B) - C

                     where:

                     A = the cumulative units in the contract, assuming $1,000 initial premium is received
                          =   1000  /  (AUV at beginning
                     of period0
                          =   1000  /  10  =  100 ,
                     from inception
                          =   1000  /  23.9765   =  41.71 ,  for one
                     year duration

                     B  =   the Accumulation Unit Value
                     (AUV)

                     C = the policy fee amount calculated on an annual basis
                            =   ($1,000 / Ave size)   x
                     policy fee
                            =  (1,000 / 40,000)   x   $30
                            =
                     $0.75

                     C = 0 , in ERV calculation, since this was converted to daily adjustment.

                     The ERV can now be calculated as:

                     ERV =           2800.97 since inception

                     ERV =           1168.21 one year duration


            Applying the formula to calculate the value of T (the average annual total return):

                     CTR  =   (ERV / P)  -
                     1

                     CTR =           180.10%



                     CTR  =   (ERV / P)  -
                     1

                     CTR =            16.82% one year duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
      Alliance Variable Products Series Fund, Inc. Premier Growth Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

------------------------------------------------------------------------------
                                  Accumulation
                       Number         Unit         Cumulative
Date       Premium    of Years     Value (AUV)        Units          CDSL
---------------------            ----------------
------------------------------------------------------------------------------
 6/26/92      $1,000      4.5178           10.00          100.00           4%
------------------------------------------------------------------------------
-------------------------------------------------                -------------
  1/1/96      $1,000           1         17.3330           57.69           6%
-------------------------------------------------                -------------
---------------------            ---------------------------------------------
12/31/96                                 20.7363
------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  17.3330   =  57.69 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  4% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 20.7363 x 100) - 0 - 0.85  x  .04  x  1000  =  2039.63 ,
                      from inception

                ERV  =  ( 20.7363  x  (1000 /  17.3330))  -  0  -  0.85 x .06 x
                      1000
                                =  1145.35 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 2039.63 / 1000) ^ (1 /
                      4.5178)  -  1

                         =    17.09%  ,   from inception

                      T  =   (ERV / P)   -  1

                          =   (1145.35 /
                      1000)  -  1

                         =    14.53%  ,   for one year
                      duration

         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     6/26/92      $1,000      4.5178           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         17.3330           57.69
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 20.7363
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  17.3330   =  57.69 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 20.7363 x 100) - 0  =  2073.63 ,   from
                      inception

                      ERV  =  ( 20.7363  x  (1000 /
                      17.3330))  -  0
                                =  1196.35 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                           =   ( 2073.63 / 1000) ^ (1 /
                      4.5178)  -  1

                           =    17.52%  ,  from inception

                      T  =   (ERV / P)   -  1

                           =   (1196.35 /
                      1000)  -  1

                           =    19.63%  ,   for one year
                      duration

         C. Using the standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

----------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units          CDSL
-------------------------            ----------------
----------------------------------------------------------------
     6/26/92      $1,000      4.5178           10.00          100.00         4%
-------------------------------------------------------------------------------
-----------------------------------------------------                ----------
      1/1/96      $1,000           1         17.3026           57.79          6%
-----------------------------------------------------                ----------
-------------------------            -------------------------------------------
    12/31/96                                 20.6896
--------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  17.3026   =  57.79 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  4% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

             ERV  =  ( 20.6896 x 100) - 0 - 0.85  x  .04  x  1000  =  2034.96 ,
                      from inception

                ERV  =  ( 20.6896  x  (1000 /  17.3026))  -  0  -  0.85 x .06 x
                      1000
                                =  1144.75 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 2034.96 / 1000) ^ (1 /
                      4.5178)  -  1

                         =    17.03%  ,  from inception

                      T  =   (ERV / P)   -  1

                          =   (1144.75 /
                      1000)  -  1

                         =    14.48%  ,   for one year
                      duration

         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     6/26/92      $1,000      4.5178           10.00          100.00
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         17.3026           57.79
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 20.6896
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  10  =  100 ,
                      from inception
                           =   1000  /  17.3026   =  57.79 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                      ERV  =  ( 20.6896 x 100) - 0  =  2068.96 ,   from
                      inception

                      ERV  =  ( 20.6896  x  (1000 /
                      17.3026))  -  0
                                =  1195.75 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 20.6896 / 1000) ^ (1 /
                      4.5178)  -  1

                         =
                      17.46%

                      T  =   (ERV / P)   -  1

                           =   (1195.75 /
                      1000)  -  1

                           =    19.58%  ,   for one year
                      duration

                                   EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
      Alliance Variable Products Series Fund, Inc. Premier Growth Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 -----------------------------------------------------------------------------
                                    Accumulation
                         Number         Unit         Cumulative
 Date       Premium     of Years     Value (AUV)       Units         CDSL
 ----------------------            ----------------
 -----------------------------------------------------------------------------
  6/26/92       $1,000      4.5178           10.00         100.00          4%
 -----------------------------------------------------------------------------
 --------------------------------------------------               ------------
   1/1/96       $1,000           1         17.3330          57.69          6%
 --------------------------------------------------               ------------
 ----------------------            -------------------------------------------
 12/31/96                                  20.7363
 -----------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  17.3330   =  57.69 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
 withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  4% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 20.7363 x 100) - 0 - 0.85  x  .04  x  1000  =  2039.63
                         ,  from inception

                 ERV  =  ( 20.7363  x  (1000 /  17.3330))  -  0  -  0.85 x .06 x
                         1000
                                   =  1145.35 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                   =   ( 2039.63 / 1000)  -
                         1

                                   =    103.96%  ,  from
                         inception

                         CTR  =   (ERV / P)  -  1

                                   =   (1145.35
                         / 1000)  -  1

                                   =    14.53%  ,  for one
                         year duration

         B. Using the Non-standard format without Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 --------------------------------------------------------------------
                                       Accumulation
                            Number         Unit         Cumulative
 Date        Premium       of Years     Value (AUV)       Units
 -------------------------            ----------------
 --------------------------------------------------------------------
     6/26/92       $1,000      4.5178           10.00         100.00
 --------------------------------------------------------------------
 -----------------------------------------------------
      1/1/96       $1,000           1         17.3330          57.69
 -----------------------------------------------------
 -------------------------            -------------------------------
    12/31/96                                  20.7363
 --------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  17.3330   =  57.69 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 20.7363 x 100) - 0  =  2073.63 ,   from
                         inception

                         ERV  =  ( 20.7363  x  (1000 /
                         17.3330))  -  0
                                   =  1196.35 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                             =   ( 2073.63 /
                         1000)  -  1

                            =
                         107.36%

                         CTR  =   (ERV / P)  -  1

                             =   (1196.35 /
                         1000)  -  1

                            =
                         19.63%

         C. Using the standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units         CDSL
-------------------------            ----------------
--------------------------------------------------------------------------------
    6/26/92       $1,000       4.518           10.00         100.00          4%
--------------------------------------------------------------------------------
-----------------------------------------------------               ------------
     1/1/96       $1,000           1         17.3026          57.79          6%
-----------------------------------------------------               ------------
-------------------------            -------------------------------------------
   12/31/96                                  20.6896
--------------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  17.3026   =  57.79 ,  for one
                         year duration

                         C   =  the policy fee amount calculated on an
                         annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
 withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  4% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

               ERV  =  ( 20.6896 x 100) - 0 - 0.85  x  .04  x  1000  =  2034.96
                         ,  from inception

                ERV  =  ( 20.6896  x  (1000 /  17.3026))  -  0  -  0.85 x .06 x
                         1000
                                   =  1144.75 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 2034.96
                         / 1000)  -  1

                                 =    103.50%

                         CTR  =   (ERV / P)  -  1

                                  =   (1144.75 /
                         1000)  -  1

                                 =    14.48%

         D. Using the Non-standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
    6/26/92       $1,000      4.5178           10.00         100.00
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         17.3026          57.79
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  20.6896
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  10  =  100 ,
                         from inception
                              =   1000  /  17.3026   =  57.79 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 20.6896 x 100) - 0  =  2068.96 ,   from
                         inception

                         ERV  =  ( 20.6896  x  (1000 /
                         17.3026))  -  0
                                   =  1195.75 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 2068.96
                         / 1000)  -  1

                                  =   106.90%

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1195.75
                         / 1000)  -  1

                                  =   19.58%

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                     Sub-Account Average Annual Returns for
              Transamerica variable Insurance Fund Growth Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

------------------------------------------------------------------------------
                                  Accumulation
                       Number         Unit         Cumulative
Date       Premium    of Years     Value (AUV)        Units          CDSL
---------------------            ----------------
------------------------------------------------------------------------------
 12/1/80      $1,000     16.0932            1.80          555.56           0%
------------------------------------------------------------------------------
-------------------------------------------------                -------------
  1/1/96      $1,000           1         16.4792           60.68           6%
-------------------------------------------------                -------------
---------------------            ---------------------------------------------
12/31/96                                 20.8281
------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  1.8  =  555.56 ,   from inception
                           =   1000  /  16.4792   =  60.68 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  0% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

           ERV  =  ( 20.8281 x (1000 / 1.8)) - 0 - 0  =  11571.17 ,  from inception

        ERV  =  ( 20.8281  x  (1000 /  16.4792))  -  0  -  0.85 x .06 x
                      1000
                                =  1212.90 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 11571.17 / 1000) ^ (1 /
                      16.0932)  -  1

                         =    16.43%  ,   from inception

                      T  =   (ERV / P)   -  1

                          =   (1212.90 /
                      1000)  -  1

                         =    21.29%  ,   for one year
                      duration

         B. Using the Non-standard format without Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     12/1/80      $1,000     16.0932            1.80          555.56
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         16.4792           60.68
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 20.8281
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  1.8  =  555.56 ,   from inception
                           =   1000  /  16.4792   =  60.68 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                     ERV  =  ( 20.8281 x (1000 / 1.8)) - 0  =  11571.17 ,   from
                      inception

                      ERV  =  ( 20.8281  x  (1000 /
                      16.4792))  -  0
                                =  1263.90 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                           =   ( 11571.17 / 1000) ^ (1 /
                      16.0932)  -  1

                           =    16.43%  ,  from inception

                      T  =   (ERV / P)   -  1

                           =   (1263.90 /
                      1000)  -  1

                           =    26.39%  ,   for one year
                      duration

         C. Using the standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

 ------------------------------------------------------------------------------
                                       Accumulation
                            Number         Unit         Cumulative
 Date         Premium      of Years     Value (AUV)        Units          CDSL
 -------------------------            ----------------
 -------------------------------------------------------------------------------
    12/1/80      $1,000     16.0932            1.80          555.56           0%
 -------------------------------------------------------------------------------
 -------------------------------------------------                -------------
    1/1/96      $1,000           1         16.3553           61.14           6%
 --------------------------------------------------                -------------
 ----------------------            ---------------------------------------------
     12/31/96                                 20.6613
 -------------------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C - D

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  1.8  =  555.56 ,   from inception
                           =   1000  /  16.3553   =  61.14 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                      policy.

                           =   ($1,000 - 15% x $1,000)
                      x  CDSL
                           =   0.85  x  1000  x  0% ,  for period since
                      inception
                           =   0.85  x  1000  x  6% ,  for one year
                      duration

                      The ERV can now be calculated as:

                      ERV  =  ( 20.6613 x (1000 / 1.8)) - 0 - 0  =  11478.50 ,
  from
                      inception

                ERV  =  ( 20.6613  x  (1000 /  16.3553))  -  0  -  0.85 x .06 x
                      1000
                                =  1212.28 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 11478.50 / 1000) ^ (1 /
                      16.0932)  -  1

                         =    16.37%  ,  from inception

                      T  =   (ERV / P)   -  1

                          =   (1212.28 /
                      1000)  -  1

                         =    21.23%  ,   for one year
                      duration

         D. Using the Non-standard format with Living Benefits rider:

               This calculation uses the
               formula

                      P x (1+T) ^ (n)  =  ERV

                      where:

                      P = A hypothetical initial payment of $1,000 T = Average Annual Total Return n = Number of Years ERV = Ending Redeemable Value of the hypothetical initial payment

               The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

---------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date         Premium      of Years     Value (AUV)        Units
-------------------------            ----------------
---------------------------------------------------------------------
     12/1/80      $1,000     16.0932            1.80          555.56
---------------------------------------------------------------------
-----------------------------------------------------
      1/1/96      $1,000           1         16.3553           61.14
-----------------------------------------------------
-------------------------            --------------------------------
    12/31/96                                 20.6613
---------------------------------------------------------------------

               The ERV is calculated according to the following formula:

                      ERV  =  (A x B) - C

                      where:

                      A = the cumulative units in the contract, assuming $1,000 initial premium is received
                           =   1000  /  (AUV at beginning
                      of period0
                           =   1000  /  1.8  =  555.56 ,   from inception
                           =   1000  /  16.3553   =  61.14 ,  for one
                      year duration

                      B  =   the Accumulation Unit Value
                      (AUV)

                      C = the policy fee amount calculated on an annual basis
                             =   ($1,000 / Ave size)   x
                      policy fee
                             =  (1,000 / 40,000)   x   $30
                             =
                      $0.75

                      C = 0 , in ERV calculation, since this was converted to daily adjustment.

                      The ERV can now be calculated as:

                    ERV  =  ( 20.6613 x (1000 / 1.8)) - 0  =  11478.50 ,   from
                      inception

                      ERV  =  ( 20.6613  x  (1000 /
                      16.3553))  -  0
                                =  1263.28 ,  for one
                      year duration

               Applying the formula to calculate the value of T (the average annual total return):

                      T  =   (ERV / P) ^
                      (1/n)  -  1

                          =   ( 11478.50 / 1000) ^ (1 /
                      16.0932)  -  1

                         =
                      16.37%

                      T  =   (ERV / P)   -  1

                           =   (1263.28 /
                      1000)  -  1

                           =    26.33%  ,   for one year
                      duration

EXHIBIT 13

                  Transamerica Life Insurance & Annuity Company
                      Transamerica Classic Variable Annuity
                    Sub-Account Cumulative Total Returns for
              Transamerica variable Insurance Fund Growth Portfolio


     I.  For the period from inception and for one year ending 12/31/1996

         A.  Using the standard format without Living
         Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

-----------------------------------------------------------------------------
                                   Accumulation
                        Number         Unit         Cumulative
Date       Premium     of Years     Value (AUV)       Units         CDSL
----------------------            ----------------
-----------------------------------------------------------------------------
 12/1/80       $1,000     16.0932            1.80         555.56          0%
-----------------------------------------------------------------------------
--------------------------------------------------               ------------
  1/1/96       $1,000           1         16.4792          60.68          6%
--------------------------------------------------               ------------
----------------------            -------------------------------------------
12/31/96                                  20.8281
-----------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  1.8  =  555.56 ,   from inception
                              =   1000  /  16.4792   =  60.68 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  0% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

             ERV  =  ( 20.8281 x (1000 / 1.8)) - 0 - 0  =  11571.17 ,  from inception

           ERV  =  ( 20.8281  x  (1000 /  16.4792))  -  0  -  0.85 x .06 x
                         1000
                                   =  1212.90 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                   =   ( 11571.17 / 1000)
                         -  1

                                   =    1057.12%  ,  from
                         inception

                         CTR  =   (ERV / P)  -  1

                                   =   (1212.90
                         / 1000)  -  1

                                   =    21.29%  ,  for one
                         year duration

         B. Using the Non-standard format without Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

--------------------------------------------------------------------
                                      Accumulation
                           Number         Unit         Cumulative
Date        Premium       of Years     Value (AUV)       Units
-------------------------            ----------------
--------------------------------------------------------------------
    12/1/80       $1,000     16.0932            1.80         555.56
--------------------------------------------------------------------
-----------------------------------------------------
     1/1/96       $1,000           1         16.4792          60.68
-----------------------------------------------------
-------------------------            -------------------------------
   12/31/96                                  20.8281
--------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  1.8  =  555.56 ,   from inception
                              =   1000  /  16.4792   =  60.68 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                         ERV  =  ( 20.8281 x (1000 / 1.8)) - 0  =  11571.17,from
                         inception

                         ERV  =  ( 20.8281  x  (1000 /
                         16.4792))  -  0
                                   =  1263.90 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                             =   ( 11571.17 /
                         1000)  -  1

                            =    1057.12%

                         CTR  =   (ERV / P)  -  1

                             =   (1263.90 /
                         1000)  -  1

                            =
                         26.39%

         C. Using the standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

   ----------------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
   Date        Premium       of Years     Value (AUV)       Units         CDSL
   -------------------------            ----------------
  -----------------------------------------------------------------------------
     12/1/80       $1,000      16.093            1.80         555.56          0%
  -----------------------------------------------------------------------------
  --------------------------------------------------               ------------
      1/1/96       $1,000           1         16.3553          61.14          6%
  ---------------------------------------------------               ------------
  -----------------------            -------------------------------------------
      12/31/96                                  20.6613
 -------------------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C - D

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  1.8  =  555.56 ,   from inception
                              =   1000  /  16.3553   =  61.14 ,  for one
                         year duration

                         C   =  the policy fee amount calculated on an
                         annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         D = the Contingent Deferred Sales Load removed upon surrender, taking into account any penalty free withdrawals.  This assumes no
withdrawals have been taken under the
                         policy.

                              =   ($1,000 - 15% x $1,000)
                         x  CDSL
                              =   0.85  x  1000  x  0% ,  for period since
                         inception
                              =   0.85  x  1000  x  6% ,  for one year
                         duration

                         The ERV can now be calculated as:

          ERV  =  ( 20.6613 x (1000 / 1.8)) - 0 - 0  =  11478.50 ,  from inception

                ERV  =  ( 20.6613  x  (1000 /  16.3553))  -  0  -  0.85 x .06 x
                         1000
                                   =  1212.28 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 11478.50 / 1000)  -
                         1

                                 =    1047.85%

                         CTR  =   (ERV / P)  -  1

                                  =   (1212.28 /
                         1000)  -  1

                                 =    21.23%

         D. Using the Non-standard format with Living Benefits rider:

                This calculation uses the formula

                         CTR  =  ( ERV / P )  -
                         1

                         where:

                         P = A hypothetical initial payment of $1,000 ERV = Ending Redeemable Value of the hypothetical initial payment CTR = Cumulative Total Return, net of sub-account recurring charges for the period

                The following example shows the calculation for the returns since inception of the portfolio and also in one year duration. To calculate the ERV, we adjust the fund daily values including dividends and capital gains for all contract charges including contract fees.

   --------------------------------------------------------------------
                                         Accumulation
                              Number         Unit         Cumulative
   Date        Premium       of Years     Value (AUV)       Units
   -------------------------            ----------------
   --------------------------------------------------------------------
       12/1/80       $1,000     16.0932            1.80         555.56
   --------------------------------------------------------------------
   -----------------------------------------------------
        1/1/96       $1,000           1         16.3553          61.14
   -----------------------------------------------------
   -------------------------            -------------------------------
      12/31/96                                  20.6613
   --------------------------------------------------------------------

                The ERV is calculated according to the following formula:

                         ERV  =  (A x B) - C

                         where:

                         A = the cumulative units in the contract, assuming $1,000 initial premium is received
                              =   1000  /  (AUV at beginning
                         of period0
                              =   1000  /  1.8  =  555.56 ,   from inception
                              =   1000  /  16.3553   =  61.14 ,  for one
                         year duration

                         B  =   the Accumulation Unit Value
                         (AUV)

                         C = the policy fee amount calculated on an annual basis
                                =   ($1,000 / Ave size)   x
                         policy fee
                                =  (1,000 / 40,000)   x   $30
                                =
                         $0.75

                         C = 0 , in ERV calculation, since this was converted to daily adjustment.

                         The ERV can now be calculated as:

                     ERV  =  ( 20.6613 x (1000 / 1.8)) - 0  =  11478.50 ,   from
                         inception

                         ERV  =  ( 20.6613  x  (1000 /
                         16.3553))  -  0
                                   =  1263.28 ,  for one
                         year duration

                Applying the formula to calculate the value of T (the average annual total return):

                         CTR  =   (ERV / P)  -  1

                                  =   ( 11478.50 / 1000)  -
                         1

                                  =   1047.85%

                         CTR  =   (ERV / P)  -  1

                                  =   ( 1263.28
                         / 1000)  -  1

                                  =   26.33%